As filed with the Securities and Exchange Commission on January 28, 2013

Securities Act of 1933 Registration No. 333-00641

Investment Company Act of 1940 Registration No. 811-07527

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 75	☒

and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 76	☒

(Check appropriate box or boxes)

Turner Funds

(Exact Name of Registrant as Specified in Charter)

c/o The CT Corporation System

155 Federal Street, Ste. 700

Boston, MA  02110

(Address of Principal Executive Offices)

484-329-2300

(Registrant’s Telephone Number, including Area Code)

Name and Address of Agent for Service:	with a copy to:

Michael P. Malloy	Brian F. McNally
Drinker Biddle & Reath LLP	Turner Investments, L.P.
One Logan Square, Ste. 2000	1205 Westlakes Dr., Suite 100
Philadelphia, PA 19103	Berwyn, PA 19312-2414

It is proposed that this filing will become effective (check appropriate box)

☐ immediately upon filing pursuant to paragraph (b)

☒ on January 31, 2013 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered:  units of beneficial interest.

Prospectus

January 31, 2013

Long/Short equity funds

Turner Market Neutral Fund

•  Institutional Class (TMNEX)

•  Investor Class (TMNFX)

Turner Medical Sciences Long/Short Fund

•  Institutional Class (TMSEX)

•  Investor Class (TMSFX)

Turner Spectrum Fund

•  Institutional Class (TSPEX)

•  Investor Class (TSPCX)

Turner Titan Fund

•  Institutional Class (TTLEX)

•  Investor Class (TTLFX)

U.S. Growth equity funds

Turner All Cap Growth Fund

•  Investor Class (TBTBX)

Turner Emerging Growth Fund

•  Institutional Class (TMCOX)

•  Investor Class (TMCGX)

Turner Large Growth Fund

•  Institutional Class (TTMEX)

•  Investor Class (TCGFX)

Turner Midcap Growth Fund

•  Institutional Class (TMGEX)

•  Investor Class (TMGFX)

•  Retirement Class (TMIIX)

Turner Small Cap Growth Fund

•  Investor Class (TSCEX)

International equity funds

Turner Global Opportunities Fund

•  Institutional Class (TGLBX)

•  Investor Class (TGLPX)

Investment Adviser:

Turner Investments, L.P.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

PROSPECTUS

ABOUT THIS PROSPECTUS

This Prospectus has been arranged into different sections so that you can easily review this important information.

1	Summary Section
1	Turner Market Neutral Fund
5	Turner Medical Sciences Long/Short Fund
9	Turner Spectrum Fund
14	Turner Titan Fund
18	Turner All Cap Growth Fund
21	Turner Emerging Growth Fund
24	Turner Large Growth Fund
27	Turner Midcap Growth Fund
30	Turner Small Cap Growth Fund
33	Turner Global Opportunities Fund
37	Additional Information about Fund Strategies and Risks
47	Investments and Portfolio Management
50	Purchasing, Selling and Exchanging Shares of the Turner Funds
56	Other Policies
59	Dividends, Distributions and Taxes
61	Financial Highlights

To obtain more information about Turner Funds, please refer to the back cover of this Prospectus.

PROSPECTUS

SUMMARY SECTION

Turner Market Neutral Fund

Investment Objective

The Turner Market Neutral Fund seeks capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class Shares	Investor Class Shares
Investment Advisory Fees	1.50%	1.50%
Distribution (12b-1) Fees	None	None
Other Expenses	1.07%	1.07%
Shareholder Servicing Fee	None	0.25%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	2.58%	2.83%
Fee Waivers and Expense Reimbursements	(0.63)%[1]	(0.63)%[1]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	1.95%	2.20%

1  Turner Investments, L.P. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of Institutional Class Shares and Investor Class Shares from exceeding 1.95% and 2.20%, respectively, through January 31, 2014. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2014. Turner may discontinue this arrangement at any time after January 31, 2014.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Turner Market Neutral Fund — Institutional Class Shares	$198	$743	$1,314	$2,868
Turner Market Neutral Fund — Investor Class Shares	$233	$818	$1,438	$3,112

1

PROSPECTUS

SUMMARY SECTION

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1,520% of the average value of its portfolio.

Principal Strategy

The Turner Market Neutral Fund invests in stocks of companies with any capitalization range using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. Primarily, the Fund takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price. The Fund's holdings may range from small companies with over $100 million in market capitalization at the time of purchase to larger, established firms in a variety of industries and sectors. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.

It is anticipated that the Fund will typically hold between 25 and 50 securities long, and between 25 and 50 securities short, with a typical allocation generally resulting in a market neutral exposure, although there can be no assurance that will be the case. Generally, the Adviser will attempt to maintain an approximately equal weighting among each of the Fund's positions. However, these weightings are expected to vary over time as a result of market fluctuations.

The Fund may invest and trade, both long and short, in a broad range of domestic and foreign equities (including, common stock, preferred stock, or securities convertible into common stock). The Fund's investments in foreign stocks may include emerging market securities.

The Fund will buy and sell securities frequently as part of its investment strategy.

Principal Risks

The Fund is intended for investors seeking long-term growth of capital.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. You could lose all, or a substantial portion, of your investment in the Fund.

The Fund may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund's net asset value and total return.

The Fund is subject to the risks associated with selling securities short. A short sale results in a loss if the price of the securities sold short increases. In a generally rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value.

The Fund is subject to the risk that small, medium and large capitalization stocks may underperform other segments of the equity market or the equity markets as a whole. The medium and small capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium and small sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium and small capitalization stock prices may be more volatile than those of larger companies. The Fund invests long in companies that Turner believes are favorably priced in relation to their fundamental value and will likely appreciate over time and short in securities of companies that Turner believes are overpriced in relation to their fundamental value and will likely depreciate over time.

The Fund is subject to risks due to its foreign investments. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund's investments will generate taxable income and realized capital gains. Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities.

Performance Information

The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.turnerinvestments.com.

2

PROSPECTUS

SUMMARY SECTION

The performance of Institutional Class and Investor Class Shares will differ due to differences in expenses. This bar chart shows changes in the performance of the Fund's Institutional Class Shares from year to year since the Fund's inception.1

1  The above information is based on a calendar year. The Fund's Institutional Class Shares commenced operations on February 7, 2011.

Best Quarter	Worst Quarter
0.29 (03/31/12)%	(3.14 (12/31/12))%

This table compares the Fund's average annual total returns for the periods ended December 31, 2012 to those of the S&P 500 Index, Barclays Capital U.S. Aggregate Bond Index and Lipper Long/Short Equity Funds Classification. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. The after-tax figures shown are for Institutional Class Shares only and will vary for Investor Shares. Your after-tax returns may differ from those shown. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

Average Annual Total Returns
(for the periods ended December 31, 2012)

	1 Year	Since Inception (02/07/11)
Turner Market Neutral Fund — Institutional Class Shares
Before taxes on distributions	(4.27)%	0.39%
After taxes on distributions	(4.27)%	0.00%
After taxes on distributions and sale of shares	(2.78)%	0.11%
Turner Market Neutral Fund — Investor Class Shares	(4.47)%	0.17%
S&P 500 Index[1]	16.00%	6.55%
Barclays Capital U.S. Aggregate Bond Index[2]	4.21%	6.82%
Lipper Equity Market-Neutral Funds Average[3]	1.24%	1.07%

1  The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings.

2  The Barclays Capital U.S. Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds, and mortgage-backed and asset-backed securities.

3  The Lipper Equity Market-Neutral Funds Average represents the average annualized total return for all reporting funds in the Lipper Equity Market-Neutral Fund category.

What Is An Index?

An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.

Management

Investment Adviser

Turner Investments, L.P. ("Turner" or the "Adviser") serves as the investment adviser to the Market Neutral Fund.

Portfolio Managers

Matthew D. Glaser, Chief of Investment Strategies and Executive Managing Director, is the lead portfolio manager of the Market Neutral Fund. Mr. Glaser joined Turner in 2007.

Purchase and Sale of Fund Shares

Investors may purchase and redeem fund shares by phone, mail, wire or online, or through the Systematic Investment/Withdrawal Plan, on any day that the New York Stock Exchange ("NYSE") is open for business, between 9:00 A.M. and 4:00 P.M.

By Phone, Wire or through a Systematic Plan: contact a Turner Funds' representative at 1-800-224-6312

By Mail: write to Turner Funds at: P.O. Box 219805, Kansas City, MO 64121-9805

By Internet: www.turnerinvestments.com

Minimum Initial Investments

•  In general, the Fund's minimum initial investment is $100,000 for Institutional Class Shares and $2,500 for Investor Class Shares;

•  The minimum initial investment for the Systematic Investment Plan is $100,000 for Institutional Class Shares and $1,000 for Investor Class Shares; and

•  The minimum initial investment for Individual Retirement Accounts is $100,000 for Institutional Class Shares and $2,000 for Investor Class Shares.

Minimum Subsequent Investments

•  $5,000 for Institutional Class Shares and $50 for Investor Class Shares by phone, mail, wire or online; and

•  $5,000 for Institutional Class Shares and $50 for Investor Class Shares through the Systematic Investment Plan.

Tax Information

The Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). In general, the Fund's distributions will be taxable to you for federal, state and local

3

PROSPECTUS

SUMMARY SECTION

income tax purposes as ordinary income or capital gains, except that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial representative or visit your financial intermediary's website for more information.

4

PROSPECTUS

SUMMARY SECTION

Turner Medical Sciences Long/Short Fund

Investment Objective

The Turner Medical Sciences Long/Short Fund seeks capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class Shares	Investor Class Shares
Investment Advisory Fees	1.50%	1.50%
Distribution (12b-1) Fees	None	None
Other Expenses	0.59%	0.59%
Shareholder Servicing Fee	None	0.25%
Acquired Fund Fees and Expenses	0.08%	0.08%
Total Annual Fund Operating Expenses	2.17%	2.42%
Fee Waivers and Expense Reimbursements	(0.22)%[1]	(0.22)%[1]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	1.95%	2.20%

1  Turner Investments, L.P. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of Institutional Class Shares and Investor Class Shares from exceeding 1.95% and 2.20%, respectively, through January 31, 2014. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2014. Turner may discontinue this arrangement at any time after January 31, 2014.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Turner Medical Sciences Long/Short Fund — Institutional Class Shares	$198	$658	$1,144	$2,486
Turner Medical Sciences Long/Short Fund — Investor Class Shares	$223	$734	$1,271	$2,740

5

PROSPECTUS

SUMMARY SECTION

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 900% of the average value of its portfolio.

Principal Strategy

The Turner Medical Sciences Long/Short Fund invests primarily (at least 80% of its net assets) in stocks of companies engaged in the health care sector using a long/short growth strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. Primarily, the Fund takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price. The Fund's holdings may generally range from small companies with over $250 million in market capitalization at the time of purchase to larger, established firms in the health care industry. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. Investments may also be made in other sectors of the equity markets.

It is anticipated that the Fund will typically hold between 15 and 75 securities long, and between 15 and 75 securities short, with a typical allocation generally resulting in a net long exposure, although there can be no assurance that will be the case.

The Fund may invest and trade, both long and short, in a broad range of domestic and foreign equities (including, common stock, preferred stock, or securities convertible into common stock). The Fund's investments in foreign stocks may include emerging market securities.

The Fund will buy and sell securities frequently as part of its investment strategy.

Principal Risks

The Fund is intended for investors seeking long-term growth of capital.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. You could lose all, or a substantial portion, of your investment in the Fund.

The Fund is subject to the risks associated with health care-related companies. Many health care-related companies are smaller and less seasoned than companies in other sectors. Health care-related companies may also be strongly affected by scientific or technological developments and their products may quickly become obsolete. Many health care-related companies offer products and services that are subject to governmental regulation and may be adversely affected by changes in governmental policies or laws.

The Fund is subject to the risks associated with selling securities short. A short sale results in a loss if the price of the securities sold short increases. In a generally rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value.

The Fund is subject to the risk that small, medium and large capitalization stocks may underperform other segments of the equity market or the equity markets as a whole. The medium and small capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium and small sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium and small capitalization stock prices may be more volatile than those of larger companies. The Fund invests long in companies that Turner believes are favorably priced in relation to their fundamental value and will likely appreciate over time and short in securities of companies that Turner believes are overpriced in relation to their fundamental value and will likely depreciate over time.

The Fund is subject to risks due to its foreign investments. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund's investments will generate taxable income and realized capital gains. Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities.

Performance Information

The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.turnerinvestments.com.

6

PROSPECTUS

SUMMARY SECTION

The performance of Institutional Class and Investor Class Shares will differ due to differences in expenses. This bar chart shows changes in the performance of the Fund's Institutional Class Shares from year to year since the Fund's inception.1

1  The above information is based on a calendar year. The Fund's Institutional Class Shares commenced operations on February 7, 2011.

Best Quarter	Worst Quarter
0.78 (06/30/12)%	(2.06 (12/31/12))%

This table compares the Fund's average annual total returns for the periods ended December 31, 2012 to those of the S&P 500 Index, Barclays Capital U.S. Aggregate Bond Index and Lipper Long/Short Equity Funds Classification. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. The after-tax figures shown are for Institutional Class Shares only and will vary for Investor Shares. Your after-tax returns may differ from those shown. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

Average Annual Total Returns
(for the periods ended December 31, 2012)

	1 Year	Since Inception (02/07/11)
Turner Medical Sciences Long/Short Fund — Institutional Class Shares
Before taxes on distributions	(3.67)%	(0.11)%
After taxes on distributions	(3.67)%	(0.11)%
After taxes on distributions and sale of shares	(2.38)%	(0.09)%
Turner Medical Sciences Long/Short Fund — Investor Class Shares	(3.96)%	(0.32)%
S&P 500 Index[1]	16.00%	6.55%
Barclays Capital U.S. Aggregate Bond Index[2]	4.21%	6.82%
Lipper Long/Short Equity Funds Classification[3]	5.30%	0.63%

1  The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings.

2  The Barclays Capital U.S. Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds, and mortgage-backed and asset-backed securities.

3  Lipper Long/Short Equity Funds Classification represents the average annualized total return for all reporting funds in the Lipper Long/Short Equity Fund category.

What Is An Index?

An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.

Management

Investment Adviser

Turner Investments, L.P. ("Turner" or the "Adviser") serves as the investment adviser to the Medical Sciences Long/Short Fund.

Portfolio Managers

Vijay Shankaran, MD, PhD, Security Analyst/Portfolio Manager, is the lead portfolio manager of the Medical Sciences Long/Short Fund. Mr. Shankaran joined Turner in 2006.

Purchase and Sale of Fund Shares

Investors may purchase and redeem fund shares by phone, mail, wire or online, or through the Systematic Investment/Withdrawal Plan, on any day that the New York Stock Exchange ("NYSE") is open for business, between 9:00 A.M. and 4:00 P.M.

By Phone, Wire or through a Systematic Plan: contact a Turner Funds' representative at 1-800-224-6312

By Mail: write to Turner Funds at: P.O. Box 219805, Kansas City, MO 64121-9805

By Internet: www.turnerinvestments.com

Minimum Initial Investments

•  In general, the Fund's minimum initial investment is $100,000 for Institutional Class Shares and $2,500 for Investor Class Shares;

•  The minimum initial investment for the Systematic Investment Plan is $100,000 for Institutional Class Shares and $1,000 for Investor Class Shares; and

•  The minimum initial investment for Individual Retirement Accounts is $100,000 for Institutional Class Shares and $2,000 for Investor Class Shares.

Minimum Subsequent Investments

•  $5,000 for Institutional Class Shares and $50 for Investor Class Shares by phone, mail, wire or online; and

•  $5,000 for Institutional Class Shares and $50 for Investor Class Shares through the Systematic Investment Plan.

Tax Information

The Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). In general, the Fund's distributions will be taxable to you for federal, state and local

7

PROSPECTUS

SUMMARY SECTION

income tax purposes as ordinary income or capital gains, except that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial representative or visit your financial intermediary's website for more information.

8

PROSPECTUS

SUMMARY SECTION

Turner Spectrum Fund

Investment Objective

The Turner Spectrum Fund seeks capital appreciation through allocating its assets to various investment strategies ("Investment Strategies"), each managed by a separate portfolio management team at the Adviser.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class Shares	Investor Class Shares
Investment Advisory Fees	1.50%	1.50%
Distribution (12b-1) Fees	None	None
Other Expenses	0.84%	0.84%
Shareholder Servicing Fee	None	0.25%
Acquired Fund Fees and Expenses	0.06%	0.06%
Total Annual Fund Operating Expenses	2.40%	2.65%
Fee Waivers and Expense Reimbursements	(0.45)%[1]	(0.45)%[1]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	1.95%	2.20%

1  Turner Investments, L.P. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the Fund's "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of the Institutional Class and Investor Class Shares from exceeding 1.95% and 2.20%, respectively, through January 31, 2014. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2014. Turner may discontinue this arrangement at any time after January 31, 2014.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Turner Spectrum Fund — Institutional Class Shares	$198	$706	$1,240	$2,702
Turner Spectrum Fund — Investor Class Shares	$223	$781	$1,365	$2,950

9

PROSPECTUS

SUMMARY SECTION

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 996% of the average value of its portfolio.

Principal Strategy

The Fund seeks to achieve its investment objective by allocating its assets to various investment strategies ("Investment Strategies"), each managed by a separate portfolio management team at the Adviser.

The Fund invests its assets utilizing the following seven Investment Strategies: (1) Global Consumer; (2) Global Financial Services; (3) Global Medical Sciences; (4) Select Opportunities; (5) Market Neutral; (6) Titan; and (7) Global Resources and Infrastructure. Although the weightings of each Investment Strategy will vary, it is the Adviser's current intention to attempt to rebalance its investment portfolio annually as of each December 31st to allocate approximately 14.3% of its assets to each Investment Strategy.

The investment approach and process for each Investment Strategy is as follows:

For each Investment Strategy, security selection is not based on company size, but rather on an assessment of a company's prospects. Investments are selected by using a combination of quantitative and fundamental research and analysis.

The Global Consumer Strategy invests primarily in stocks of companies engaged in the consumer discretionary sector using a long/short growth strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. The Global Consumer Strategy's holdings may generally range from small companies with over $250 million in market capitalization at the time of purchase to larger, established firms in the consumer discretionary sector. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. Investments may also be made in other sectors of the equity markets. The Global Consumer Strategy typically holds between 15 and 75 securities long, and between 15 and 75 securities short, with a typical allocation resulting in net long exposure, although there can be no assurance that will be the case.

The Global Financial Services Strategy invests primarily in stocks of companies engaged in the financial services sector using a long/short growth strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. The Global Financial Services Strategy's holdings may generally range from small companies with over $250 million in market capitalization at the time of purchase to larger, established firms in the financial services industry. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. Investments may also be made in other sectors of the equity markets. The Global Financial Services Strategy typically holds between 15 and 75 securities long, and between 15 and 75 securities short, with a typical allocation resulting in net long exposure, although there can be no assurance that will be the case.

The Global Medical Sciences Strategy invests primarily in stocks of companies engaged in the health care sector using a long/short growth strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. The Global Medical Sciences Strategy's holdings may generally range from small companies with over $250 million in market capitalization at the time of purchase to larger, established firms in the health care industry. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. Investments may also be made in other sectors of the equity markets. The Global Medical Sciences Strategy typically holds between 15 and 75 securities long, and between 15 and 75 securities short, with a typical allocation resulting in net long exposure, although there can be no assurance that will be the case.

The Select Opportunities Strategy invests in stocks of companies with any capitalization range using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. Primarily, the Select Opportunities Strategy takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price. The Select Opportunities Strategy's holdings may generally range from small companies with over $100 million in market capitalization at the time of purchase to larger, established firms in a variety of industries and sectors. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. Investments may also be made in other sectors of the equity markets. The Select Opportunities Strategy typically holds between 10 and 50 securities long and between 10 and 50 securities short, with a typical allocation resulting in net long exposure, although there can be no assurance that will be the case.

The Market Neutral Strategy invests in stocks of companies with any capitalization range using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. Primarily, the Market Neutral Strategy takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price. The Market Neutral Strategy's holdings may generally range from small companies with over $500 million in market capitalization at the time of purchase to larger, established firms in a variety of industries and sectors. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. The Market Neutral Strategy typically holds between 25 and 50 securities long and

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between 25 and 50 securities short, with a typical allocation generally resulting in a market neutral net exposure, although there can be no assurance that will be the case.

The Titan Strategy invests in stocks of companies with primarily large capitalization ranges across all major industry sectors using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. Primarily, the Titan Strategy takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price. The Titan Strategy's holdings will be global and diversified. The Titan Strategy typically holds between 75 and 125 securities long or short in the aggregate, with a typical long position size per holding and a typical short position size per holding between 0.5% to 5.0% of the Titan Strategy's net assets, although there can be no assurance that will be the case.

The Global Resources and Infrastructure Strategy invests in stocks of companies in the resource and infrastructure industries using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. Security selection is not based on company size, but rather on an assessment of a company's prospects. The Global Resources and Infrastructure Strategy's holdings generally may range from small companies with over $100 million in market capitalization at the time of purchase to larger, established firms in areas such as energy, industrials, and natural resources. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. The Global Resources and Infrastructure Strategy typically holds between 25 and 125 securities long and between 15 and 100 securities short, with a typical allocation resulting in a net long exposure, although there can be no assurance that will be the case.

The Investment Strategies may utilize short sales and options. They may also invest in exchange traded funds ("ETFs").

The Fund will buy and sell securities frequently as part of its investment strategy.

Principal Risks

The Fund is intended for investors seeking long-term growth of capital.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. You could lose all, or a substantial portion, of your investment in the Fund.

The Fund may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund's net asset value and total return.

The Fund is subject to the risks associated with health care-related companies. Many health care-related companies are smaller and less seasoned than companies in other sectors. Health care-related companies may also be strongly affected by scientific or technological developments and their products may quickly become obsolete. Finally, many health care-related companies offer products and services that are subject to governmental regulation and may be adversely affected by changes in governmental policies or laws.

The Fund is subject to the risks associated with financial services companies. Financial services companies are subject to a variety of factors that may adversely affect their business or operations, including extensive regulation at the federal and/or state level. In addition, profitability of companies in the financial services sector depends heavily on the availability and cost of money and may fluctuate significantly in response to changes in interest rates, as well as changes in general economic conditions. Businesses in the financial services sector often operate with substantial financial leverage.

The Fund is subject to the risks associated with resource-related companies. Companies in the natural resource sector may be significantly impacted by worldwide energy prices, limits on exploration and changes to production spending. These companies are also affected by governmental regulation, world events and global economic conditions. Companies in the natural resource sector can also be adversely affected by volatility in the commodities markets, changes in exchange rates, imposition of import controls and increased competition. Additional risks for companies in the natural resource sector may arise from depletion of resources, labor strife or the rise of new technologies. Companies in the natural resource sector may be adversely affected by changes to environmental laws and regulations and may be at risk for environmental damage claims.

The Fund is subject to the risks associated with infrastructure-related companies. Many infrastructure companies are subject to governmental oversight and regulation. This oversight and regulation often imposes earnings caps on the companies and requires increases in the companies' rates to be approved by an oversight agency. Most infrastructure projects are also highly leveraged and can be significantly impacted by changes in interest rates or the availability of debt financing. Additionally, infrastructure companies may subject themselves to foreign exchange risk by seeking debt financing in currencies other than their own. The growth in planned infrastructure development has led to a shortage of qualified project managers and firms. This shortage may cause the Fund to invest in companies with less experienced managers than would otherwise be the case.

The Fund is subject to the risks associated with selling securities short. A short sale results in a loss if the price of the securities sold short increases. In a generally rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value.

The Fund is subject to the risk that small, medium and large capitalization stocks may underperform other segments of the equity market or the equity markets as a whole. The Fund invests long in companies that Turner believes are favorably priced in relation to their fundamental value and will likely appreciate over time and short in securities of companies that Turner believes are overpriced in relation to their fundamental value and will likely depreciate over time.

The smaller and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and medium

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capitalization companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, smaller and medium capitalization stocks may be more volatile than those of larger companies.

The Fund is subject to risks due to its foreign investments. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund is subject to risks associated with the use of options, including: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while the Fund will receive a premium when it writes call options, it may not participate fully in a rise in the market value of the underlying security.

The Fund is subject to risks associated with investments in ETFs. An investment in an ETF generally presents the same primary risks as an investment in a conventional open-end fund that has the same investment objectives, strategies, and policies. Additionally, the risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile.

The Fund's investments will generate taxable income and realized capital gains. Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities. The Fund's portfolio turnover rates are described in this Summary Section.

Performance Information

The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.turnerinvestments.com.

The performance of Institutional Class and Investor Class Shares will differ due to differences in expenses. This bar chart shows changes in the performance of the Fund's Institutional Class Shares from year to year since the Fund's inception.1

1  The above information is based on a calendar year. The Fund's Institutional Class Shares commenced operations on May 7, 2009.

Best Quarter	Worst Quarter
6.19 (12/31/10)%	(4.02 (09/30/11))%

This table compares the Fund's average annual total returns for the periods ended December 31, 2012 to those of the S&P 500 Index, Barclays Capital U.S. Aggregate Bond Index and Lipper Long/Short Equity Funds Classification. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. The after-tax figures shown are for Institutional Class Shares only and will vary for Investor Shares. Your after-tax returns may differ from those shown. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

Average Annual Total Returns
(for the periods ended December 31, 2012)

	1 Year	3 Year	Since Inception (05/07/09)
Turner Spectrum Fund — Institutional Class Shares
Before taxes on distributions	(0.55)%	1.39%	3.75%
After taxes on distributions	(0.55)%	0.91%	3.31%
After taxes on distributions and sale of shares	(0.36)%	0.91%	2.97%
Turner Spectrum Fund — Investor Class Shares	(0.83)%	1.15%	3.50%
S&P 500 Index[1]	16.00%	10.87%	15.63%
Barclays Capital U.S. Aggregate Bond Index[2]	4.21%	6.19%	6.54%
Lipper Long/Short Equity Funds Classification[3]	5.30%	3.38%	7.16%

1  The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings.

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2  The Barclays Capital U.S. Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds, and mortgage-backed and asset-backed securities.

3  Lipper Long/Short Equity Funds Classification represents the average annualized total return for all reporting funds in the Lipper Long/Short Equity Fund category.

What Is An Index?

An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.

Management

Investment Adviser

Turner Investments, L.P. ("Turner" or the "Adviser") serves as the investment adviser to the Spectrum Fund.

Portfolio Managers

The Global Consumer Strategy is managed by lead portfolio manager Jason D. Schrotberger, CFA. The Global Financial Services Strategy is managed by lead portfolio manager David Honold. The Global Medical Sciences Strategy is managed by lead portfolio manager Vijay Shankaran, MD, PhD. The Select Opportunities Strategy is managed by lead portfolio manager Frank Sustersic, CFA. The Market Neutral Strategy is managed by lead portfolio manager Matthew Glaser. The Titan Strategy is managed by lead portfolio manager Christopher E. Baggini, CFA. The Global Resources and Infrastructure Strategy is managed by co-lead portfolio managers Donald W. Smith, CFA and Joshua B. Kohn, CFA.

David Honold, Portfolio Manager/Security Analyst, joined Turner in 2005. Jason D. Schrotberger, CFA, Portfolio Manager/Security Analyst — Consumer Sector, joined Turner in 2001. Vijay Shankaran, MD, PhD, Security Analyst/Portfolio Manager joined Turner in 2006. Frank Sustersic, CFA, Senior Portfolio Manager/Security Analyst, joined Turner in 1994. Matthew D. Glaser, Chief of Investment Strategies and Executive Managing Director, joined Turner in 2007. Christopher E. Baggini, CFA, Senior Portfolio Manager/Security Analyst, joined Turner in 2010. Donald W. Smith, CFA, Portfolio Manager/Security Analyst, joined Turner in 2003. Joshua B. Kohn, CFA, Portfolio Manager/Global Security Analyst, joined Turner in 2010.

Purchase and Sale of Fund Shares

Investors may purchase and redeem fund shares by phone, mail, wire or online, or through the Systematic Investment/Withdrawal Plan, on any day that the New York Stock Exchange ("NYSE") is open for business, between 9:00 A.M. and 4:00 P.M.

By Phone, Wire or through a Systematic Plan: contact a Turner Funds' representative at 1-800-224-6312

By Mail: write to Turner Funds at: P.O. Box 219805, Kansas City, MO 64121-9805

By Internet: www.turnerinvestments.com

Minimum Initial Investments

•  In general, the Fund's minimum initial investment is $100,000 for Institutional Class Shares and $2,500 for Investor Class Shares;

•  The minimum initial investment for the Systematic Investment Plan is $100,000 for Institutional Class Shares and $1,000 for Investor Class Shares; and

•  The minimum initial investment for Individual Retirement Accounts is $100,000 for Institutional Class Shares and $2,000 for Investor Class Shares.

Minimum Subsequent Investments

•  $5,000 for Institutional Class Shares and $50 for Investor Class Shares by phone, mail, wire or online; and

•  $5,000 for Institutional Class Shares and $50 for Investor Class Shares through the Systematic Investment Plan.

Tax Information

The Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). In general, the Fund's distributions will be taxable to you for federal, state and local income tax purposes as ordinary income or capital gains, except that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial representative or visit your financial intermediary's website for more information.

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Turner Titan Fund

Investment Objective

The Turner Titan Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class Shares	Investor Class Shares
Investment Advisory Fees	1.50%	1.50%
Distribution (12b-1) Fees	None	None
Other Expenses	0.91%	0.91%
Shareholder Servicing Fee	None	0.25%
Acquired Fund Fees and Expenses	0.03%	0.03%
Total Annual Fund Operating Expenses	2.44%	2.69%
Fee Waivers and Expense Reimbursements	(0.49)%[1]	(0.49)%[1]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	1.95%	2.20%

1  Turner Investments, L.P. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of Institutional Class Shares and Investor Class Shares from exceeding 1.95% and 2.20%, respectively, through January 31, 2014. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2014. Turner may discontinue this arrangement at any time after January 31, 2014.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Turner Titan Fund — Institutional Class Shares	$198	$714	$1,256	$2,739
Turner Titan Fund — Investor Class Shares	$223	$789	$1,381	$2,986

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Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 834% of the average value of its portfolio.

Principal Strategy

The Turner Titan Fund invests in stocks of companies with primarily large capitalization ranges across all major industry sectors using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. Primarily, the Fund takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price. For long positions, the Adviser uses a fundamental, bottom-up equity investment style focused on intensive, first-hand research and company evaluation. For short positions, the Adviser focuses on companies that it believes have deteriorating fundamentals and quality characteristics such as: 1) stock prices that appear to already reflect earnings; 2) expectations of adverse events that would affect long-term earnings; 3) poorly performing management; 4) indicators that the company is likely to fail to meet expected performance; or 5) companies that exist in industries with structural weaknesses. The Fund's holdings will be global and diversified.

It is anticipated that the Fund will typically hold between 75 and 125 securities long or short in the aggregate. Generally, the Adviser will attempt to maintain a typical long position size per holding and a typical short position size per holding between 0.5% to 5.0% of the Fund's net assets. However, these weightings are expected to vary over time as a result of market fluctuations. The Adviser expects to attempt to rebalance the Fund's portfolio periodically.

The Fund may invest and trade, both long and short, in a broad range of domestic and foreign equities (including, common stock, preferred stock, or securities convertible into common stock). The Fund's investments in foreign stocks may include emerging market securities.

The Fund will buy and sell securities frequently as part of its investment strategy.

Principal Risks

The Fund is intended for investors seeking long-term growth of capital.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. You could lose all, or a substantial portion, of your investment in the Fund.

The Fund may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund's net asset value and total return.

The Fund is subject to the risks associated with selling securities short. A short sale results in a loss if the price of the securities sold short increases. In a generally rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value.

The Fund is subject to the risk that small, medium and large capitalization stocks may underperform other segments of the equity market or the equity markets as a whole. The medium and small capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium and small sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium and small capitalization stock prices may be more volatile than those of larger companies. The Fund invests long in companies that Turner believes are favorably priced in relation to their fundamental value and will likely appreciate over time and short in securities of companies that Turner believes are overpriced in relation to their fundamental value and will likely depreciate over time.

The Fund is subject to risks due to its foreign investments. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund's investments will generate taxable income and realized capital gains. Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities.

Performance Information

The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.turnerinvestments.com.

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The performance of Institutional Class and Investor Class Shares will differ due to differences in expenses. This bar chart shows changes in the performance of the Fund's Institutional Class Shares from year to year since the Fund's inception.1

1  The above information is based on a calendar year. The Fund's Institutional Class Shares commenced operations on February 7, 2011.

Best Quarter	Worst Quarter
6.23 (03/31/12)%	(3.56 (12/31/12))%

This table compares the Fund's average annual total returns for the periods ended December 31, 2012 to those of the S&P 500 Index, Barclays Capital U.S. Aggregate Bond Index and Lipper Long/Short Equity Funds Classification. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. The after-tax figures shown are for Institutional Class Shares only and will vary for Investor Shares. Your after-tax returns may differ from those shown. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

Average Annual Total Returns
(for the periods ended December 31, 2012)

	1 Year	Since Inception (02/07/11)
Turner Titan Fund — Institutional Class Shares
Before taxes on distributions	0.87%	(0.19)%
After taxes on distributions	0.66%	(0.45)%
After taxes on distributions and sale of shares	0.62%	(0.30)%
Turner Titan Fund — Investor Class Shares	0.67%	(0.40)%
S&P 500 Index[1]	16.00%	6.55%
Barclays Capital U.S. Aggregate Bond Index[2]	4.21%	6.82%
Lipper Long/Short Equity Funds Classification[3]	5.30%	0.63%

1  The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings.

2  The Barclays Capital U.S. Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds, and mortgage-backed and asset-backed securities.

3  Lipper Long/Short Equity Funds Classification represents the average annualized total return for all reporting funds in the Lipper Long/Short Equity Fund category.

What Is An Index?

An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.

Management

Investment Adviser

Turner Investments, L.P. ("Turner" or the "Adviser") serves as the investment adviser to the Titan Fund.

Portfolio Managers

Christopher Baggini, CFA and Senior Portfolio Manager/Security Analyst is the lead portfolio manager of the Titan Fund. Mr. Baggini joined Turner in 2010.

Purchase and Sale of Fund Shares

Investors may purchase and redeem fund shares by phone, mail, wire or online, or through the Systematic Investment/Withdrawal Plan, on any day that the New York Stock Exchange ("NYSE") is open for business, between 9:00 A.M. and 4:00 P.M.

By Phone, Wire or through a Systematic Plan: contact a Turner Funds' representative at 1-800-224-6312

By Mail: write to Turner Funds at: P.O. Box 219805, Kansas City, MO 64121-9805

By Internet: www.turnerinvestments.com

Minimum Initial Investments

•  In general, the Fund's minimum initial investment is $100,000 for Institutional Class Shares and $2,500 for Investor Class Shares;

•  The minimum initial investment for the Systematic Investment Plan is $100,000 for Institutional Class Shares and $1,000 for Investor Class Shares; and

•  The minimum initial investment for Individual Retirement Accounts is $100,000 for Institutional Class Shares and $2,000 for Investor Class Shares.

Minimum Subsequent Investments

•  $5,000 for Institutional Class Shares and $50 for Investor Class Shares by phone, mail, wire or online; and

•  $5,000 for Institutional Class Shares and $50 for Investor Class Shares through the Systematic Investment Plan.

Tax Information

The Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). In general, the Fund's distributions will be taxable to you for federal, state and local

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income tax purposes as ordinary income or capital gains, except that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial representative or visit your financial intermediary's website for more information.

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Turner All Cap Growth Fund

Investment Objective

The Turner All Cap Growth Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)

Investor Class Shares
Redemption Fee	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Investor Class Shares
Investment Advisory Fees	0.74%[1]
Distribution (12b-1) Fees	None
Other Expenses	0.48%
Shareholder Servicing Fee	0.25%
Total Annual Fund Operating Expenses	1.47%
Fee Waivers and Expense Reimbursements	(0.23)%[2]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	1.24%

1  The advisory fee is subject to a performance adjustment based on the Fund's performance relative to the performance of the NASDAQ Composite Index and may range from 0.70% to 1.50% depending on the Fund's performance. The performance adjustment is computed based on the average net assets of the Fund over the current month plus the previous 11 months. Because the performance fee is based on the average net assets of the rolling 12 month period, and the base fee is based on the average net assets of the current month, the investment advisory fee shown in the table may be lower or higher than the stated range.

2  Turner Investments, L.P. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the Fund's "Other Expenses" (excluding acquired fund fees and expenses and interest expenses relating to short sales) from exceeding 0.25% through January 31, 2014. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2014. Turner may discontinue this arrangement at any time after January 31, 2014. To the extent acquired fund fees and expenses and interest expenses relating to short sales are excluded from the waiver and reimbursement calculation, "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" will be higher.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Turner All Cap Growth Fund — Investor Shares	$334	$665	$1,019	$2,021

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SUMMARY SECTION

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 182% of the average value of its portfolio.

Principal Strategy

The Turner All Cap Growth Fund invests primarily (at least 80% of its net assets) in companies with projected strong earnings growth across a variety of industries and sectors where new products and services are being developed and marketed. Turner strives to find leading companies in rapidly growing industries such as business services, computer and digital products, financial services, Internet-related companies, medical technology, retail, and telecommunications. Companies that have the potential for rapid earnings growth because of management changes, new products, or changes in the economy also may be attractive investments for the Fund.

Although it may invest in companies of any size, the Fund generally invests in stocks of medium to large-capitalization companies and will generally purchase securities of companies with market capitalizations at the time of purchase of at least $1 billion. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. The Fund will not invest more than 50% of its assets in any one sector of the economy (for example, technology or industrial), and will not invest more than 25% in any one industry or group of industries. Subject to its investment policy above, during normal market conditions the Fund may invest its assets in cash or cash equivalent securities when it believes that appropriate buying opportunities are not available.

In selecting securities for the Fund, Turner pursues a bottom-up strategy that blends quantitative and qualitative analysis to find companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns. A stock becomes a sell candidate if Turner detects deterioration in the company's earnings growth potential. Turner may also trim positions to adhere to capitalization or capacity constraints.

The Fund may buy and sell securities frequently as part of its investment strategy.

Principal Risks

The Fund is intended for investors seeking long-term growth of capital who can withstand the share price volatility of equity investing.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. You could lose all, or a substantial portion, of your investment in the Fund.

The Fund's investments will generate taxable income and realized capital gains. Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium capitalization stock prices may be more volatile than those of larger companies.

The Fund invests in companies that Turner believes have strong earnings growth potential. Turner's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

The Fund is subject to risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. The stocks held by the Fund may underperform other types of stocks, and they may not increase or may decline in value. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities. The Fund's portfolio turnover rates are described in this Summary Section.

Performance Information

The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.turnerinvestments.com.

This bar chart shows the performance of the Fund's Investor Class Shares from year to year for the past ten years.1

1  The performance shown above is based on a calendar year. The Fund's Investor Class Shares commenced operations on June 30, 2000.

Best Quarter	Worst Quarter
41.57 (06/30/03)%	(30.71 (12/31/08))%

19

PROSPECTUS

SUMMARY SECTION

This table compares the Fund's Investor Class Shares' average annual total returns for the periods ended December 31, 2012 to those of the NASDAQ Composite Index and Russell 3000 Growth Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

Average Annual Total Returns
(for the periods ended December 31, 2012)

	1 Year	5 Years	10 Years
Turner All Cap Growth Fund — Investor Class Shares
Before taxes on distributions	2.43%	(1.12)%	12.38%
After taxes on distributions	2.38%	(1.14)%	12.37%
After taxes on distributions and sale of shares	1.65%	(0.95)%	11.16%
NASDAQ Composite Index[1]	15.91%	2.63%	8.50%
Russell 3000 Growth Index[2]	15.21%	3.15%	7.69%

1  The NASDAQ Composite Index includes the more than 5,000 domestic and non-U.S. based common stocks listed on the NASDAQ stock market. The index is market-value weighted. This means that each company's security affects the index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the index. Because it is so broad-based, the Index is one of the most widely followed and quoted major market indices.

2  The Russell 3000 Growth Index measures the performance of those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values.

What Is An Index?

An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.

Management

Investment Adviser

Turner Investments, L.P. ("Turner" or the "Adviser") serves as the investment adviser to the All Cap Growth Fund.

Portfolio Managers

Christopher K. McHugh, Senior Portfolio Manager/Security Analyst and Tara R. Hedlund, CFA, CPA, Portfolio Manager/Global Security Analyst, are the co-lead portfolio managers of the All Cap Growth Fund. Mr. McHugh co-founded Turner in 1990. Ms. Hedlund joined Turner in 2000.

Purchase and Sale of Fund Shares

Investors may purchase and redeem fund shares by phone, mail, wire or online, or through the Systematic Investment/Withdrawal Plan, on any day that the New York Stock Exchange ("NYSE") is open for business, between 9:00 A.M. and 4:00 P.M.

By Phone, Wire or through a Systematic Plan: contact a Turner Funds' representative at 1-800-224-6312

By Mail: write to Turner Funds at: P.O. Box 219805, Kansas City, MO 64121-9805

By Internet: www.turnerinvestments.com

Minimum Initial Investments

•  In general, the Fund's minimum initial investment is $2,500 for Investor Class Shares;

•  The minimum initial investment for the Systematic Investment Plan is $1,000 for Investor Class Shares; and

•  The minimum initial investment for Individual Retirement Accounts is $2,000 for Investor Class Shares.

Minimum Subsequent Investments

•  $50 for Investor Class Shares by phone, mail, wire or online; and

•  $50 for Investor Class Shares through the Systematic Investment Plan.

Tax Information

The Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). In general, the Fund's distributions will be taxable to you for federal, state and local income tax purposes as ordinary income or capital gains, except that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial representative or visit your financial intermediary's website for more information.

20

PROSPECTUS

SUMMARY SECTION

Turner Emerging Growth Fund

Investment Objective

The Emerging Growth Fund seeks capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class Shares	Investor Class Shares
Investment Advisory Fees	1.00%	1.00%
Distribution (12b-1) Fees	None	None
Other Expenses	0.30%	0.30%
Shareholder Servicing Fee	None	0.25%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses	1.32%	1.57%
Fee Waivers and Expense Reimbursements	(0.15)%[1]	(0.15)%[1]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	1.17%	1.42%

1  Turner Investments, L.P. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the Fund's "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of the Institutional Class Shares and Investor Class Shares (excluding acquired fund fees and expenses and interest expenses relating to short sales) from exceeding 1.15% and 1.40%, respectively, through January 31, 2014. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2014. Turner may discontinue this arrangement at any time after January 31, 2014. To the extent acquired fund fees and expenses and interest expenses relating to short sales are excluded from the waiver and reimbursement calculation, "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" will be higher.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Turner Emerging Growth Fund — Institutional Class Shares	$119	$404	$709	$1,577
Turner Emerging Growth Fund — Investor Class Shares	$145	$481	$841	$1,855

21

PROSPECTUS

SUMMARY SECTION

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 75% of the average value of its portfolio.

Principal Strategy

The Turner Emerging Growth Fund's principal investment strategy is to invest primarily in equity securities of U.S. companies with small and very small market capitalizations that Turner believes have strong earnings growth potential. For this purpose the Fund considers U.S. companies to include those companies headquartered or doing a substantial portion of their business in the United States. Small cap and very small cap companies are defined by the Fund for this purpose as companies with market capitalizations at the time of purchase in the range of those companies included in the Russell 2000 Growth Index. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. The Fund invests in securities of companies that are diversified across economic sectors and will attempt to maintain sector concentrations that approximate those of the 2000 Growth Index.

Portfolio exposure is generally limited to 5% of assets in any single issuer, subject to exceptions for the most heavily weighted securities in the 2000 Growth Index. Turner pursues a bottom-up strategy that blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns. A stock becomes a sell candidate if Turner detects deterioration in the company's earnings growth potential. Turner may also trim positions to adhere to capitalization or capacity constraints, or to adjust stock position size relative to the 2000 Growth Index.

The Fund may buy and sell securities frequently as part of its investment strategy. The Fund may also invest in foreign securities, including ADRs.

Principal Risks

The Fund is intended for investors seeking long-term growth of capital who can withstand the share price volatility of growth-oriented equity investing with a focus on small and very small capitalization companies.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. You could lose all, or a substantial portion, of your investment in the Fund.

The Fund's investments will generate taxable income and realized capital gains. Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stock prices may be more volatile than those of larger companies.

The Fund is subject to risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. The stocks held by the Fund may underperform other types of stocks, and they may not increase or may decline in value. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities. The Fund's portfolio turnover rates are described in this Summary Section.

Performance Information

The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.turnerinvestments.com.

The performance of Institutional Class and Investor Class Shares will differ due to differences in expenses. This bar chart shows changes in the performance of the Fund's Investor Class Shares from year to year for the past ten years.1

1  The performance information shown above is based on a calendar year. The Fund's Investor Class Shares commenced operations on February 27, 1998.

Best Quarter	Worst Quarter
21.64 (06/30/03)%	(30.67 (12/31/08))%

This table compares the Fund's average annual total returns for the periods ended December 31, 2012 to those of the Russell 2000 Growth Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax

22

PROSPECTUS

SUMMARY SECTION

returns may differ from those shown. The after-tax figures shown are for Investor Class Shares only and will vary for Institutional Class Shares. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

Average Annual Total Returns
(for the periods ended December 31, 2012)

	1 Year	5 Years	10 Years
Turner Emerging Growth Fund — Investor Class Shares
Before taxes on distributions	8.88%	0.50%	10.89%
After taxes on distributions	6.42%	(0.07)%	9.87%
After taxes on distributions and sale of shares	9.06%	0.38%	9.60%
Turner Emerging Growth Fund — Institutional Class Shares[1]	9.17%	0.70%	11.00%
Russell 2000 Growth Index[2]	14.59%	3.49%	9.80%

1  The inception date for Institutional Class Shares is February 1, 2009. Periods prior to February 1, 2009 represent the performance of Investor Class Shares.

2  The Russell 2000 Growth Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 2,000 smallest U.S. companies out of the 3,000 largest U.S. companies with higher growth rates and price-to-book ratios.

What Is An Index?

An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.

Management

Investment Adviser

Turner Investments, L.P. ("Turner" or the "Adviser") serves as the investment adviser to the Emerging Growth Fund.

Portfolio Managers

Frank L. Sustersic, CFA, Senior Portfolio Manager/Security Analyst, is the lead portfolio manager of the Emerging Growth Fund. Mr. Sustersic joined Turner in 1994.

Purchase and Sale of Fund Shares

Investors may purchase and redeem fund shares by phone, mail, wire or online, or through the Systematic Investment/Withdrawal Plan, on any day that the New York Stock Exchange ("NYSE") is open for business, between 9:00 A.M. and 4:00 P.M.

By Phone, Wire or through a Systematic Plan: contact a Turner Funds' representative at 1-800-224-6312

By Mail: write to Turner Funds at: P.O. Box 219805, Kansas City, MO 64121-9805

By Internet: www.turnerinvestments.com

Minimum Initial Investments

•  In general, the Fund's minimum initial investment is $250,000 for Institutional Class Shares and $2,500 for Investor Class Shares;

•  The minimum initial investment for the Systematic Investment Plan is $100,000 for Institutional Class Shares and $1,000 for Investor Class Shares; and

•  The minimum initial investment for Individual Retirement Accounts is $100,000 for Institutional Class Shares and $2,000 for Investor Class Shares.

Minimum Subsequent Investments

•  $5,000 for Institutional Class Shares and $50 for Investor Class Shares by phone, mail, wire or online; and

•  $5,000 for Institutional Class Shares and $50 for Investor Class Shares through the Systematic Investment Plan.

Tax Information

The Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). In general, the Fund's distributions will be taxable to you for federal, state and local income tax purposes as ordinary income or capital gains, except that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial representative or visit your financial intermediary's website for more information.

23

PROSPECTUS

SUMMARY SECTION

Turner Large Growth Fund

Investment Objective

The Turner Large Growth Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)

	Institutional Class Shares	Investor Class Shares
Redemption Fee	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class Shares	Investor Class Shares
Investment Advisory Fees	0.60%	0.60%
Distribution (12b-1) Fees	None	None
Other Expenses	0.31%	0.31%
Shareholder Servicing Fee	None	0.25%
Total Annual Fund Operating Expenses	0.91%	1.16%
Fee Waivers and Expense Reimbursements	(0.22)%[1]	(0.22)%[1]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	0.69%	0.94%

1  Turner Investments, L.P. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the Fund's "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of the Institutional Class and Investor Class Shares (excluding acquired fund fees and expenses and interest expenses relating to short sales) from exceeding 0.69% and 0.94%, respectively, through January 31, 2014. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2014. Turner may discontinue this arrangement at any time after January 31, 2014. To the extent acquired fund fees and expenses and interest expenses relating to short sales are excluded from the waiver and reimbursement calculation, "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" will be higher.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Turner Large Growth Fund — Institutional Class Shares	$70	$268	$482	$1,099
Turner Large Growth Fund — Investor Class Shares	$96	$347	$617	$1,389

24

PROSPECTUS

SUMMARY SECTION

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 105% of the average value of its portfolio.

Principal Strategy

The Turner Large Growth Fund invests primarily (at least 80% of its net assets) in equity securities of companies with large market capitalizations that Turner believes have strong earnings growth potential. Large cap companies are defined by the Fund for this purpose as companies with market capitalizations at the time of purchase of $3 billion or more. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. The Fund invests in securities of companies that Turner believes are favorably priced in relation to their fundamental value and will likely appreciate over time. While the Fund typically invests in the equity securities of large sized companies, it may invest in companies of any size or in any industry in order to achieve its objective. In selecting companies for the Fund, Turner typically invests for the long term and chooses securities that it believes offer strong opportunities for long-term growth of capital. Turner generally considers selling a security when it reaches a target price, when it fails to perform as expected, or when other opportunities appear more attractive.

The Fund may buy and sell securities frequently as part of its investment strategy. The Fund may also invest in foreign securities, including ADRs.

Principal Risks

The Fund is intended for investors seeking long-term growth of capital who can withstand the share price volatility of growth oriented equity investing.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. You could lose all, or a substantial portion, of your investment in the Fund.

The Fund's investments will generate taxable income and realized capital gains. Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The Fund is subject to the risk that large capitalization growth stocks may underperform other segments of the equity market or the equity markets as a whole. The Fund invests in companies that Turner believes have strong earnings growth potential. Turner's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

The medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium capitalization companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium capitalization stocks may be more volatile than those of larger companies.

The Fund is subject to risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. The stocks held by the Fund may underperform other types of stocks, and they may not increase or may decline in value. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities. The Fund's portfolio turnover rates are described in this Summary Section.

Performance Information

The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.turnerinvestments.com.

The performance of Institutional Class and Investor Class Shares will differ due to differences in expenses. This bar chart shows changes in the performance of the Fund's Institutional Class Shares from year to year for the past ten years.1

1  The performance shown above is based on a calendar year. From its inception on February 28, 2001 until May 7, 2004, the Fund operated as the Turner Tax Managed U.S. Equity Fund, a portfolio of the Turner Funds and was advised by Turner. On May 7, 2004, the Turner Tax Managed U.S. Equity Fund was reorganized into the Constellation TIP Tax Managed U.S. Equity Fund — Class II, and was advised by Constellation Investment Management Company, L.P. and was sub-advised by Turner. Effective January 31, 2005, the Constellation TIP Tax Managed U.S. Equity Fund — Class II changed its name to the Constellation TIP Core Growth Fund — Class II and changed its non-fundamental investment objective to eliminate any reference to seeking to minimize the impact of taxes on returns earned by shareholders. On February 25, 2005, the Constellation TIP Core Growth Fund — Class II was reorganized into the Turner Large Growth Fund (formerly the Turner Core Growth Fund) — Class I (now Institutional Class).

Best Quarter	Worst Quarter
17.29 (03/31/12)%	(26.21 (12/31/08))%

25

PROSPECTUS

SUMMARY SECTION

This table compares the Fund's average annual total returns for the periods ended December 31, 2012 to those of the Russell 1000 Growth Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The after-tax figures shown are for Institutional Class Shares only and will vary for Investor Class Shares. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

Average Annual Total Returns
(for the periods ended December 31, 2012)

	1 Year	5 Years	10 Years
Turner Large Growth Fund — Institutional Class Shares
Before taxes on distributions	11.51%	(3.17)%	6.82%
After taxes on distributions	11.40%	(3.26)%	6.74%
After taxes on distributions and sale of shares	7.62%	(2.71)%	5.97%
Turner Large Growth Fund — Investor Class Shares[1]	11.28%	(3.41)%	6.61%
Russell 1000 Growth Index[2]	15.26%	3.12%	7.52%

1  The inception date for Investor Class Shares is August 1, 2005. Periods prior to August 1, 2005 represent the performance of Institutional Class Shares, adjusted for the differences in fees between the classes (see "Fund Fees and Expenses").

2  The Russell 1000 Growth Index measures the performance of those Russell 1000 Companies with higher price-to-book ratios and higher forecasted growth values.

What Is An Index?

An index measures the market price of a specific group of securities in a particular market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.

Management

Investment Adviser

Turner Investments, L.P. ("Turner" or the "Adviser") serves as the investment adviser to the Large Growth Fund.

Portfolio Managers

Robert E. Turner, CFA, Chairman and Chief Investment Officer, is the lead portfolio manager of the Large Growth Fund. Mr. Turner founded Turner in 1990.

Purchase and Sale of Fund Shares

Investors may purchase and redeem fund shares by phone, mail, wire or online, or through the Systematic Investment/Withdrawal Plan, on any day that the New York Stock Exchange ("NYSE") is open for business, between 9:00 A.M. and 4:00 P.M.

By Phone, Wire or through a Systematic Plan: contact a Turner Funds' representative at 1-800-224-6312

By Mail: write to Turner Funds at: P.O. Box 219805, Kansas City, MO 64121-9805

By Internet: www.turnerinvestments.com

Minimum Initial Investments

•  In general, the Fund's minimum initial investment is $250,000 for Institutional Class Shares and $2,500 for Investor Class Shares;

•  The minimum initial investment for the Systematic Investment Plan is $100,000 for Institutional Class Shares and $1,000 for Investor Class Shares; and

•  The minimum initial investment for Individual Retirement Accounts is $100,000 for Institutional Class Shares and $2,000 for Investor Class Shares.

Minimum Subsequent Investments

•  $5,000 for Institutional Class Shares and $50 for Investor Class Shares by phone, mail, wire or online; and

•  $5,000 for Institutional Class Shares and $50 for Investor Class Shares through the Systematic Investment Plan.

Tax Information

The Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). In general, the Fund's distributions will be taxable to you for federal, state and local income tax purposes as ordinary income or capital gains, except that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial representative or visit your financial intermediary's website for more information.

26

PROSPECTUS

SUMMARY SECTION

Turner Midcap Growth Fund

Investment Objective

The Turner Midcap Growth Fund seeks capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class Shares	Investor Class Shares	Retirement Class Shares
Investment Advisory Fees	0.75%	0.75%	0.75%
Distribution (12b-1) Fees	None	None	0.25%
Other Expenses	0.29%	0.29%	0.29%
Shareholder Servicing Fee	None	0.25%	0.25%
Total Annual Fund Operating Expenses	1.04%	1.29%	1.54%
Fee Waivers and Expense Reimbursements	(0.11)%[1]	(0.11)%[1]	(0.11)%[1]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	0.93%	1.18%	1.43%

1  Turner Investments, L.P. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the Fund's "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of the Institutional Class Shares, Investor Class Shares and Retirement Class Shares (excluding acquired fund fees and expenses and interest expenses relating to short sales) from exceeding 0.93%, 1.18% and 1.43%, respectively, through January 31, 2014. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2014. Turner may discontinue this arrangement at any time after January 31, 2014. To the extent acquired fund fees and expenses and interest expenses relating to short sales are excluded from the waiver and reimbursement calculation, "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" will be higher.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Turner Midcap Growth Fund — Institutional Class Shares	$95	$320	$563	$1,261
Turner Midcap Growth Fund — Investor Class Shares	$120	$398	$697	$1,547
Turner Midcap Growth Fund — Retirement Class Shares	$146	$476	$829	$1,825

27

PROSPECTUS

SUMMARY SECTION

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 121% of the average value of its portfolio.

Principal Strategy

The Turner Midcap Growth Fund invests primarily (at least 80% of its net assets) in equity securities of U.S. companies with medium market capitalizations that Turner believes have strong earnings growth potential. For this purpose the Fund considers U.S. companies to include those companies headquarted or doing a substantial portion of their business in the United States. Midcap companies are defined by the Fund for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the Russell Midcap Growth Index ("Midcap Growth Index"). The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. The Fund invests in securities of companies that are diversified across economic sectors, and attempts to maintain sector concentrations that approximate those of the Midcap Growth Index.

Portfolio exposure is generally limited to 5% of assets in any single issuer, subject to exceptions for the most heavily-weighted securities in the Midcap Growth Index. Turner pursues a bottom-up strategy that blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns. A stock becomes a sell candidate if Turner detects deterioration in the company's earnings growth potential. Turner may also trim positions to adhere to capitalization or capacity constraints, or to adjust stock position size relative to the Midcap Growth Index.

The Fund may buy and sell securities frequently as part of its investment strategy. The Fund may also invest in foreign securities, including ADRs.

Principal Risks

The Fund is intended for investors seeking long-term growth of capital who can withstand the share price volatility of growth-oriented equity investing.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. You could lose all, or a substantial portion, of your investment in the Fund.

The Fund's investments will generate taxable income and realized capital gains. Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium capitalization stock prices may be more volatile than those of larger companies.

The Fund is subject to risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. The stocks held by the Fund may underperform other types of stocks, and they may not increase or may decline in value. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities. The Fund's portfolio turnover rates are described in this Summary Section.

Performance Information

The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.turnerinvestments.com.

The performance of Institutional Class, Investor Class and Retirement Class Shares will differ due to differences in expenses. This bar chart shows changes in the performance of the Fund's Investor Class Shares from year to year for the past ten years.1

1  The performance information shown above is based on a calendar year. The Fund's Investor Class Shares commenced operations on October 1, 1996.

Best Quarter	Worst Quarter
23.48 (09/30/09)%	(28.69 (12/31/08))%

This table compares the Fund's average annual total returns for the periods ended December 31, 2012 to those of the Russell Midcap Growth Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The after-tax figures shown are for

28

PROSPECTUS

SUMMARY SECTION

Investor Class Shares only and will vary for Institutional Class Shares and Retirement Class Shares. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

Average Annual Total Returns
(for the periods ended December 31, 2012)

	1 Year	5 Years	10 Years
Turner Midcap Growth Fund — Investor Class Shares
Before taxes on distributions	5.97%	(1.21)%	8.81%
After taxes on distributions	5.71%	(1.26)%	8.78%
After taxes on distributions and sale of shares	4.22%	(1.02)%	7.84%
Turner Midcap Growth Fund — Institutional Class Shares[1]	6.22%	(0.98)%	8.93%
Turner Midcap Growth Fund — Retirement Class Shares[2]	5.78%	(1.44)%	8.43%
Russell Midcap Growth Index[3]	15.81%	3.23%	10.32%

1  The inception date for Institutional Class Shares is June 16, 2008. Periods prior to June 16, 2008 represent the performance of Investor Class Shares.

2  The inception date for Retirement Class Shares is September 24, 2001.

3  The Russell Midcap Growth Index is a capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 800 smallest U.S. companies out of the 1,000 largest companies with higher growth rates and price-to-book ratios.

What Is An Index?

An index measures the market price of a specific group of securities in a particular market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.

Management

Investment Adviser

Turner Investments, L.P. ("Turner" or the "Adviser") serves as the investment adviser to the Midcap Growth Fund.

Portfolio Managers

Christopher K. McHugh, Senior Portfolio Manager/Security Analyst, is the lead portfolio manager of the Midcap Growth Fund . Mr. McHugh co-founded Turner in 1990.

Purchase and Sale of Fund Shares

Investors may purchase and redeem fund shares by phone, mail, wire or online, or through the Systematic Investment/Withdrawal Plan, on any day that the New York Stock Exchange ("NYSE") is open for business, between 9:00 A.M. and 4:00 P.M.

By Phone, Wire or through a Systematic Plan: contact a Turner Funds' representative at 1-800-224-6312

By Mail: write to Turner Funds at: P.O. Box 219805, Kansas City, MO 64121-9805

By Internet: www.turnerinvestments.com

Minimum Initial Investments

•  In general, each Fund's minimum initial investment is $250,000 for Institutional Class Shares and $2,500 for Investor Class and Retirement Class Shares;

•  The minimum initial investment for the Systematic Investment Plan is $100,000 for Institutional Class Shares and $1,000 for Investor Class and Retirement Class Shares; and

•  The minimum initial investment for Individual Retirement Accounts is $100,000 for Institutional Class Shares and $2,000 for Investor Class and Retirement Class Shares.

Minimum Subsequent Investments

•  $5,000 for Institutional Class Shares and $50 for Investor Class and Retirement Class Shares by phone, mail, wire or online; and

•  $5,000 for Institutional Class Shares and $50 for Investor Class and Retirement Class Shares through the Systematic Investment Plan.

Tax Information

The Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). In general, the Fund's distributions will be taxable to you for federal, state and local income tax purposes as ordinary income or capital gains, except that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial representative or visit your financial intermediary's website for more information.

29

PROSPECTUS

SUMMARY SECTION

Turner Small Cap Growth Fund

Investment Objective

The Turner Small Cap Growth Fund seeks capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Investor Class Shares
Investment Advisory Fees	1.00%
Distribution (12b-1) Fees	None
Other Expenses	0.28%
Shareholder Servicing Fee	0.25%
Total Annual Fund Operating Expenses	1.53%
Fee Waivers and Expense Reimbursements	(0.28)%[1]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	1.25%

1  Turner Investments, L.P. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the Fund's "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of the Investor Class Shares (excluding acquired fund fees and expenses and interest expenses relating to short sales) from exceeding 1.25% through January 31, 2014. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2014. Turner may discontinue this arrangement at any time after January 31, 2014. To the extent acquired fund fees and expenses and interest expenses relating to short sales are excluded from the waiver and reimbursement calculation, "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" will be higher.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Turner Small Cap Growth Fund — Investor Class Shares	$127	$456	$808	$1,800

30

PROSPECTUS

SUMMARY SECTION

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 100% of the average value of its portfolio.

Principal Strategy

The Turner Small Cap Growth Fund invests primarily (at least 80% of its net assets) in equity securities of U.S. companies with small market capitalizations that Turner believes have strong earnings growth potential. For this purpose the Fund considers U.S. companies to include those companies headquartered or doing a substantial portion of their business in the United States. Small cap companies are defined by the Fund for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the Russell 2000 Growth Index ("2000 Growth Index"). The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. The Fund invests in securities of companies that are diversified across economic sectors, and will attempt to maintain sector concentrations that approximate those of the 2000 Growth Index.

Portfolio exposure is generally limited to 5% of assets in any single issuer subject to exceptions for the most heavily weighted securities in the 2000 Growth Index. Turner pursues a bottom-up strategy that blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns. A stock becomes a sell candidate if Turner detects deterioration in the company's earnings growth potential. Turner may also trim positions to adhere to capitalization or capacity constraints, or to adjust stock position size relative to the 2000 Growth Index.

The Fund may buy and sell securities frequently as part of its investment strategy. The Fund may also invest in foreign securities, including ADRs.

Principal Risks

The Fund is intended for investors seeking long-term growth of capital who can withstand the share price volatility of growth-oriented equity investing with a focus on small capitalization companies.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. You could lose all, or a substantial portion, of your investment in the Fund.

The Fund's investments will generate taxable income and realized capital gains. Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stock prices may be more volatile than those of larger companies.

The Fund is subject to risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. The stocks held by the Fund may underperform other types of stocks, and they may not increase or may decline in value. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities. The Fund's portfolio turnover rates are described in this Summary Section.

Performance Information

The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.turnerinvestments.com.

This bar chart shows changes in the performance of the Fund's Investor Class Shares from year to year for the past ten years.1

1  The performance information shown above is based on a calendar year. The Fund's Investor Class Shares commenced operations on February 7, 1994.

Best Quarter	Worst Quarter
27.78 (06/30/03)%	(27.37 (12/31/08))%

This table compares the Fund's average annual total returns for the periods ended December 31, 2012 to those of the Russell 2000 Growth Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

31

PROSPECTUS

SUMMARY SECTION

Average Annual Total Returns
(for the periods ended December 31, 2012)

	1 Year	5 Years	10 Years
Turner Small Cap Growth Fund — Investor Class Shares
Before taxes on distributions	12.43%	1.93%	10.41%
After taxes on distributions	11.25%	1.72%	10.29%
After taxes on distributions and sale of shares	9.64%	1.65%	9.32%
Russell 2000 Growth Index[1]	14.59%	3.49%	9.80%

1  The Russell 2000 Growth Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 2,000 smallest U.S. companies out of the 3,000 largest U.S. companies with higher growth rates and price-to-book ratios.

What Is An Index?

An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.

Management

Investment Adviser

Turner Investments, L.P. ("Turner" or the "Adviser") serves as the investment adviser to the Small Cap Growth Fund.

Portfolio Managers

Bill McVail, CFA, Senior Portfolio Manager/Security Analyst, is the lead portfolio manager of the Small Cap Growth Fund. Mr. McVail joined Turner in 1998.

Purchase and Sale of Fund Shares

Investors may purchase and redeem fund shares by phone, mail, wire or online, or through the Systematic Investment/Withdrawal Plan, on any day that the New York Stock Exchange ("NYSE") is open for business, between 9:00 A.M. and 4:00 P.M.

By Phone, Wire or through a Systematic Plan: contact a Turner Funds' representative at 1-800-224-6312

By Mail: write to Turner Funds at: P.O. Box 219805, Kansas City, MO 64121-9805

By Internet: www.turnerinvestments.com

Minimum Initial Investments

•  In general, the Fund's minimum initial investment is $2,500 for Investor Class Shares;

•  The minimum initial investment for the Systematic Investment Plan is $1,000 for Investor Class Shares; and

•  The minimum initial investment for Individual Retirement Accounts is $2,000 for Investor Class Shares.

Minimum Subsequent Investments

•  $50 for Investor Class Shares by phone, mail, wire or online; and

•  $50 for Investor Class Shares through the Systematic Investment Plan.

Tax Information

The Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). In general, the Fund's distributions will be taxable to you for federal, state and local income tax purposes as ordinary income or capital gains, except that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial representative or visit your financial intermediary's website for more information.

32

PROSPECTUS

SUMMARY SECTION

Turner Global Opportunities Fund

Investment Objective

The Turner Global Opportunities Fund (the "Fund") seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class Shares	Investor Class Shares
Investment Advisory Fees	0.75%	0.75%
Distribution (12b-1) Fees	None	None
Other Expenses	3.34%	3.34%
Shareholder Servicing Fee	None	0.25%
Total Annual Fund Operating Expenses	4.09%	4.34%
Fee Waivers and Expense Reimbursements	(2.99)%[1]	(2.99)%[1]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	1.10%	1.35%

1  Turner Investments, L.P. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of Institutional Class Shares and Investor Class Shares (excluding acquired fund fees and expenses and interest expenses relating to short sales) from exceeding 1.10% and 1.35%, respectively, through January 31, 2014. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2014. Turner may discontinue this arrangement at any time after January 31, 2014. To the extent acquired fund fees and expenses and interest expenses relating to short sales are excluded from the waiver and reimbursement calculation, "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" will be higher.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Turner Global Opportunities Fund — Institutional Class Shares	$112	$970	$1,843	$4,097
Turner Global Opportunities Fund — Investor Class Shares	$137	$1,043	$1,961	$4,308

33

PROSPECTUS

SUMMARY SECTION

Portfolio Turnover

The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, will affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 95% of the average value of its portfolio.

Principal Strategy

The Turner Global Opportunities Fund generally invests in common stocks and other equity securities of U.S. and foreign companies that Turner believes have strong earnings growth potential. For this purpose the Fund considers U.S. companies to include those companies headquartered or doing a substantial portion of their business in the United States. All other companies are considered foreign companies. Under normal market conditions, the Fund will invest significantly (at least 40% — unless market conditions are not deemed favorable by the Adviser in which case the Fund would invest at least 30% of net assets) in foreign companies. Investments will generally be in securities of companies with market capitalizations of greater than $2 billion at the time of purchase. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. From time to time, the Fund may also invest in securities of companies with market capitalizations at the time of purchase that are less than or equal to $2 billion.

The Fund's portfolio generally will contain between 20 to 40 securities. The Fund may trade actively in both U.S. and foreign securities and may invest up to 30% of its assets in emerging markets securities. Turner will not adhere to strict sector or industry constraints in managing the Fund, which may have a significant exposure to one or more sectors or industries and may have little or no exposure to various other sectors or industries. The sector allocation of the portfolio will reflect what Turner's portfolio management team believes are its best global growth stock ideas, and by purchasing only those securities Turner believes are the best stocks within each sector, Turner seeks to minimize the impact of poorly performing sectors on the overall portfolio. Additionally, while Turner will remain "country aware" when selecting securities for the Fund, there are no specific limits on country or region weightings. Country and regional weightings are a residual of Turner's bottom-up stock selection process, which blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns.

A holding will become a sell candidate if Turner detects deterioration in the company's earnings growth potential. Turner may also trim positions to adhere to capitalization or capacity constraints, or for other reasons.

The Fund may buy and sell securities frequently as part of its investment strategy.

Principal Risks

The Fund is intended for investors seeking long-term growth of capital who can withstand the share price volatility of equity investing.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. You could lose all, or a substantial portion, of your investment in the Fund.

The Fund's investments will generate taxable income and realized capital gains. Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The Fund is subject to the risk that growth stocks and non-U.S. stocks may underperform other segments of the equity market or the equity markets as a whole. The Fund invests in companies that Turner believes have strong earnings growth potential. Turner's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

The Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified fund. As a result, it may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility.

The Fund is subject to risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. The stocks held by the Fund may underperform other types of stocks, and they may not increase or may decline in value. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities. The Fund's portfolio turnover rates are described in this Summary Section.

Performance Information

The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.turnerinvestments.com.

34

PROSPECTUS

SUMMARY SECTION

The performance of Institutional Class and Investor Class Shares will differ due to differences in expenses. This bar chart shows changes in the performance of the Fund's Institutional Class Shares from year to year since the Fund's inception.1

1  The above information is based on a calendar year. The Fund's Institutional Class Shares commenced operations on May 7, 2010.

Best Quarter	Worst Quarter
17.52 (03/31/12)%	(16.69 (09/30/11))%

This table compares the Fund's average annual total returns for the periods ended December 31, 2012 to those of the MSCI World Growth Index and MSCI World Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. The after-tax figures shown are for Institutional Class Shares only and will vary for Investor Shares. Your after-tax returns may differ from those shown. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

Average Annual Total Returns
(for the periods ended December 31, 2012)

	1 Year	Since Inception (05/07/10)
Turner Global Opportunities Fund — Institutional Class Shares
Before taxes on distributions	9.97%	12.04%
After taxes on distributions	9.74%	11.73%
After taxes on distributions and sale of shares	6.78%	10.31%
Turner Global Opportunities Fund — Investor Class Shares	9.74%	11.75%
MSCI World Growth Index[1]	16.63%	11.55%
MSCI World Index[2]	16.54%	10.65%

1  The MSCI World Growth Index measures the performance of growth stocks in developed countries throughout the world The index includes reinvestment of dividends.

2  The MSCI World Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets. The index consists of the following 24 developed market country indices: Australia, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

What Is An Index?

An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.

Management

Investment Adviser

Turner Investments, L.P. ("Turner" or the "Adviser") serves as the investment adviser to the Global Opportunities Fund.

Portfolio Managers

Christopher K. McHugh, Vice President and Senior Portfolio Manager/Security Analyst, and Robert E. Turner, CFA, Chairman and Chief Investment Officer are the co-lead portfolio managers of the Turner Global Opportunities Fund. Messrs. McHugh and Turner co-founded Turner in 1990.

Purchase and Sale of Fund Shares

Investors may purchase and redeem fund shares by phone, mail, wire or online, or through the Systematic Investment/Withdrawal Plan, on any day that the New York Stock Exchange ("NYSE") is open for business, between 9:00 A.M. and 4:00 P.M.

By Phone, Wire or through a Systematic Plan: contact a Turner Funds' representative at 1-800-224-6312

By Mail: write to Turner Funds at: P.O. Box 219805, Kansas City, MO 64121-9805

By Internet: www.turnerinvestments.com

Minimum Initial Investments

•  In general, the Fund's minimum initial investment is $250,000 for Institutional Class Shares and $2,500 for Investor Class Shares;

•  The minimum initial investment for the Systematic Investment Plan is $100,000 for Institutional Class Shares and $1,000 for Investor Class Shares; and

•  The minimum initial investment for Individual Retirement Accounts is $100,000 for Institutional Class Shares and $2,000 for Investor Class Shares.

Minimum Subsequent Investments

•  $5,000 for Institutional Class Shares and $50 for Investor Class Shares by phone, mail, wire or online; and

•  $5,000 for Institutional Class Shares and $50 for Investor Class Shares through the Systematic Investment Plan.

35

PROSPECTUS

SUMMARY SECTION

Tax Information

The Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). In general, the Fund's distributions will be taxable to you for federal, state and local income tax purposes as ordinary income or capital gains, except that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial representative or visit your financial intermediary's website for more information.

36

PROSPECTUS

ADDITIONAL INFORMATION ABOUT FUND STRATEGIES AND RISKS

Turner Funds (the "Trust" or "Turner Funds") is a mutual fund family that offers different classes of shares in separate investment portfolios. This Prospectus gives you important information about the Institutional Class, Investor Class and Retirement Class Shares of the Turner Funds that you should know before investing. Shareholders may also purchase shares in the Market Neutral Fund, Medical Sciences Long/Short Fund, Spectrum Fund and Titan Fund through Class C Shares, which are described in a separate prospectus.

TURNER MARKET NEUTRAL FUND

Fund Strategy

The Turner Market Neutral Fund invests in stocks of companies with any capitalization range using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. This is a non-fundamental investment policy that can be changed without shareholder approval.

The Fund may invest and trade, both long and short, in a broad range of domestic and foreign securities and other investment instruments including the following: depositary receipts, exchange traded funds ("ETFs") and other registered investment companies, swaps, forwards, repurchase and reverse repurchase agreements, equities (including, common stock, preferred stock, securities convertible into common stock, or securities (or other instruments) with prices linked to the value of common stocks), listed and over-the-counter options, futures, foreign currency futures contracts, index futures contracts, structured derivative products and initial public offerings. The Fund may also invest in instruments providing investment exposure to underlying securities.

The Fund utilizes short sales. A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. To make delivery to the buyer, the Fund must borrow the security, and the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund. Until the security is replaced, the Fund is required to pay the lender any dividends or interests accruing during the period of the loan. In order to borrow the security, the Fund may also have to pay a fee which would increase the cost of the security sold. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those two dates. The amount of any gain will be decreased and the amount of any loss will be increased by any interest, premium and transaction charges or other costs the Fund may be required to pay in connection with the short sale. When the Fund makes a short sale in the United States, it must leave the proceeds thereof with the broker and it must also deposit with, or pledge to, the broker an amount of cash or U.S. Government or other securities sufficient under current margin regulations to collateralize its obligation to replace the borrowed securities that have been sold. Local law will govern short sale transactions conducted on a foreign exchange.

The extent to which the Fund will engage in short sales will depend upon Turner's perception of market direction. The Fund has no policy limiting the amount of its capital it may deposit to collateralize its obligation to replace borrowed securities sold short.

The Fund may utilize options. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, the Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

The Fund may invest in ETFs. ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, ETFs seek to track a specified securities index or a basket of securities that an "index provider" selects as representative of a market, market segment or industry sector. An ETF portfolio generally holds the same stocks or bonds as the index it tracks or it may hold a representative sample of such securities. Thus, an ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Fund will bear its pro rata portion of an ETF's expenses, including advisory fees, in addition to its own expenses.

Turner monitors the market and the Fund's positions to attempt to maintain appropriate levels of risk and volatility. Turner attempts to identify, quantify and manage portfolio risks over potential investment horizons to seek to optimize performance. When in Turner's opinion trading losses or volatility reach unacceptable levels, the Fund will seek to reduce or eliminate exposure to such positions, which may result in temporary investments in cash and cash equivalents.

The investments and strategies described throughout this Prospectus are those that the Fund uses under normal conditions. During normal market conditions, in order to meet applicable margin requirements or otherwise, the Fund may maintain a significant portion of its assets in cash or cash equivalents. During adverse economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, repurchase agreements and short-term obligations that would not ordinarily be consistent with the Fund's objectives. The Fund will do so only if Turner believes that the risk of loss in using the Fund's normal strategies and investments outweighs the opportunity for gains.

Fund Risks

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies

37

PROSPECTUS

ADDITIONAL INFORMATION ABOUT FUND STRATEGIES AND RISKS

may report poor results or be negatively affected by industry and/or economic trends and developments, and the prices of these companies' securities may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. You could lose all, or a substantial portion, of your investment in the Fund. In addition, many of the equity securities purchased by the Fund are common stocks. Common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of liquidation.

The Fund is subject to the risks associated with selling securities short. A short sale results in a gain if the price of the securities sold short declines between the date of the short sale and the date on which securities are purchased to replace those borrowed. A short sale results in a loss if the price of the securities sold short increases. Any gain is decreased, and any loss is increased, by the amount of any payment, dividend or interest that the Fund may be required to pay with respect to the borrowed securities, offset (wholly or partly) by short interest credits. In a generally rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value. A short sale involves a finite opportunity for appreciation, but a theoretically unlimited risk of loss.

The Fund is subject to risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. The stocks held by the Fund may underperform other types of stocks, and may not increase or may decline in value.

Investing in issuers headquartered or otherwise located in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investment.

The Fund is subject to risks associated with the use of options, including: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while the Fund will receive a premium when it writes call options, it may not participate fully in a rise in the market value of the underlying security.

The Fund is subject to risks associated with investments in ETFs. An investment in an ETF generally presents the same primary risks as an investment in a conventional open-end fund that has the same investment objectives, strategies, and policies. Additionally, the risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile.

The Fund may participate in initial public offerings ("IPOs"). Some successful IPOs may have a significant impact on the Fund's performance, especially if the Fund has lower asset levels. There is no guarantee that there will be successful IPOs or that the Fund will have access to successful IPOs. In addition, as Fund assets grow, the positive impact of successful IPOs on Fund performance tends to decrease.

The Fund may invest in companies that experience certain events, such as a restructuring, merger, leveraged buyout, takeover or similar action that causes a decline in market value or credit quality of the corporation's stocks or bonds due to factors including unfavorable market response or a resulting increase in the company's debt. Such added debt may significantly reduce the credit quality and/or market value of a company's bonds.

Turner's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

TURNER MEDICAL SCIENCES LONG/SHORT FUND

Fund Strategy

The Turner Medical Sciences Long/Short Fund invests primarily (at least 80% of its net assets plus any borrowing for investment purposes) in stocks of companies engaged in the health care sector using a long/short growth strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

The Fund may invest and trade, both long and short, in a broad range of domestic and foreign securities and other investment instruments including the following: depositary receipts, ETFs and other registered investment companies, swaps, forwards, repurchase and reverse repurchase agreements, equities (including, common stock, preferred stock, securities convertible into common stock, or securities (or other instruments) with prices linked to the value of common stocks), listed and over-the-counter options, futures, foreign currency futures contracts, index futures contracts, structured derivative products and initial public offerings. The Fund may also invest in instruments providing investment exposure to underlying securities.

The Fund utilizes short sales. A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. To make delivery to the buyer, the Fund must borrow the security, and the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund. Until the security is replaced, the Fund is required to pay the lender any dividends or interests accruing during the period of the loan. In order to borrow the security, the Fund may also have to pay a fee which would increase the cost of the security sold. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those two dates. The amount of any gain will be decreased and the amount of any loss will be increased by any interest, premium and transaction charges or other costs

38

PROSPECTUS

ADDITIONAL INFORMATION ABOUT FUND STRATEGIES AND RISKS

the Fund may be required to pay in connection with the short sale. When the Fund makes a short sale in the United States, it must leave the proceeds thereof with the broker and it must also deposit with, or pledge to, the broker an amount of cash or U.S. Government or other securities sufficient under current margin regulations to collateralize its obligation to replace the borrowed securities that have been sold. Local law will govern short sale transactions conducted on a foreign exchange.

The extent to which the Fund will engage in short sales will depend upon Turner's perception of market direction. The Fund has no policy limiting the amount of its capital it may deposit to collateralize its obligation to replace borrowed securities sold short.

The Fund may utilize options. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, the Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

The Fund may invest in ETFs. ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, ETFs seek to track a specified securities index or a basket of securities that an "index provider" selects as representative of a market, market segment or industry sector. An ETF portfolio generally holds the same stocks or bonds as the index it tracks or it may hold a representative sample of such securities. Thus, an ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Fund will bear its pro rata portion of an ETF's expenses, including advisory fees, in addition to its own expenses.

Turner monitors the market and the Fund's positions to attempt to maintain appropriate levels of risk and volatility. Turner attempts to identify, quantify and manage portfolio risks over potential investment horizons to seek to optimize performance. When in Turner's opinion trading losses or volatility reach unacceptable levels, the Fund will seek to reduce or eliminate exposure to such positions, which may result in temporary investments in cash and cash equivalents.

The investments and strategies described throughout this Prospectus are those that the Fund uses under normal conditions. During normal market conditions, in order to meet applicable margin requirements or otherwise, the Fund may maintain a significant portion of its assets in cash or cash equivalents. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, repurchase agreements and short-term obligations that would not ordinarily be consistent with the Fund's objectives. The Fund will do so only if Turner believes that the risk of loss in using the Fund's normal strategies and investments outweighs the opportunity for gains.

Fund Risks

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments, and the prices of these companies' securities may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. You could lose all, or a substantial portion, of your investment in the Fund. In addition, many of the equity securities purchased by the Fund are common stocks. Common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of liquidation.

The Fund is subject to the risks associated with selling securities short. A short sale results in a gain if the price of the securities sold short declines between the date of the short sale and the date on which securities are purchased to replace those borrowed. A short sale results in a loss if the price of the securities sold short increases. Any gain is decreased, and any loss is increased, by the amount of any payment, dividend or interest that the Fund may be required to pay with respect to the borrowed securities, offset (wholly or partly) by short interest credits. In a generally rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value. A short sale involves a finite opportunity for appreciation, but a theoretically unlimited risk of loss.

The Fund is subject to risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. The stocks held by the Fund may underperform other types of stocks, and may not increase or may decline in value.

Investing in issuers headquartered or otherwise located in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investment.

The Fund is subject to risks associated with the use of options, including: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while the Fund will receive a premium when it writes call options, it may not participate fully in a rise in the market value of the underlying security.

The Fund is subject to risks associated with investments in ETFs. An investment in an ETF generally presents the same primary risks as an

39

PROSPECTUS

ADDITIONAL INFORMATION ABOUT FUND STRATEGIES AND RISKS

investment in a conventional open-end fund that has the same investment objectives, strategies, and policies. Additionally, the risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile.

The Fund may participate in IPOs. Some successful IPOs may have a significant impact on the Fund's performance, especially if the Fund has lower asset levels. There is no guarantee that there will be successful IPOs or that the Fund will have access to successful IPOs. In addition, as Fund assets grow, the positive impact of successful IPOs on Fund performance tends to decrease.

The Fund may invest in companies that experience certain events, such as a restructuring, merger, leveraged buyout, takeover or similar action that causes a decline in market value or credit quality of the corporation's stocks or bonds due to factors including unfavorable market response or a resulting increase in the company's debt. Such added debt may significantly reduce the credit quality and/or market value of a company's bonds.

Turner's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

TURNER SPECTRUM FUND

Fund Strategy

The Spectrum Fund seeks capital appreciation through allocating its assets to various investment strategies ("Investment Strategies"), each managed by a separate portfolio management team at the Adviser. This is a non-fundamental policy that can be changed without shareholder approval.

The Fund invests its assets utilizing the following seven Investment Strategies: (1) Global Consumer; (2) Global Financial Services; (3) Global Medical Sciences; (4) Select Opportunities; (5) Market Neutral; (6) Titan; and (7) Global Resources and Infrastructure. The Adviser may add, remove or change an Investment Strategy at any time in its sole discretion. The Fund is not required to maintain allocations to each Investment Strategy in any proportion and the relative allocations will vary based upon the performance of each Investment Strategy or due to other circumstances including, without limitation, capacity and liquidity restraints. Cash flows due to investments and redemptions may be allocated among the Investment Strategies in any manner, as determined by the Adviser in its sole discretion. Although the weightings of each Investment Strategy will vary, it is the Adviser's current intention to attempt to rebalance its investment portfolio annually as of each December 31st to approximately the following equal weightings:

Turner Global Consumer Strategy	14.3%
Turner Global Financial Services Strategy	14.3%
Turner Global Medical Sciences Strategy	14.3%
Turner Select Opportunities Strategy	14.3%
Turner Market Neutral Strategy	14.3%
Turner Titan Strategy	14.3%
Turner Global Resources and Infrastructure Strategy	14.3%

The Adviser may rebalance the investment portfolio at any other time. These weightings can be changed in the Adviser's discretion without notice to shareholders.

The Investment Strategies utilize short sales. A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. To make delivery to the buyer, the Fund must borrow the security, and the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund. Until the security is replaced, the Fund is required to pay the lender any dividends or interests accruing during the period of the loan. In order to borrow the security, the Fund may also have to pay a fee which would increase the cost of the security sold. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those two dates. The amount of any gain will be decreased and the amount of any loss will be increased by any interest, premium and transaction charges or other costs the Fund may be required to pay in connection with the short sale. When the Fund makes a short sale in the United States, it must leave the proceeds thereof with the broker and it must also deposit with, or pledge to, the broker an amount of cash or U.S. Government or other securities sufficient under current margin regulations to collateralize its obligation to replace the borrowed securities that have been sold. Local law will govern short sale transactions conducted on a foreign exchange.

The extent to which the Fund will engage in short sales will depend upon the Investment Strategies and Turner's perception of market direction. The Fund has no policy limiting the amount of its capital it may deposit to collateralize its obligation to replace borrowed securities sold short.

The Investment Strategies may utilize options. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, the Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

The Investment Strategies may invest in ETFs. ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, ETFs seek to track a specified securities index or a basket of securities that an "index provider" selects as representative of a market, market segment or industry sector. An ETF portfolio generally holds the same stocks or bonds as the index it tracks or it may hold a representative sample of such

40

PROSPECTUS

ADDITIONAL INFORMATION ABOUT FUND STRATEGIES AND RISKS

securities. Thus, an ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Fund will bear its pro rata portion of an ETF's expenses, including advisory fees, in addition to its own expenses.

Turner monitors the market and the Fund's positions to attempt to maintain appropriate levels of risk and volatility. Turner attempts to identify, quantify and manage portfolio risks over potential investment horizons to seek to optimize performance. When in Turner's opinion trading losses or volatility reach unacceptable levels, the Fund will seek to reduce or eliminate exposure to such positions, which may result in temporary investments in cash and cash equivalents.

The Adviser has established an Alternative Strategies Oversight Group which serves as the internal governance body that monitors the activities of each of the alternative strategies it manages. Members of the group include its Chief of Investment Strategies, Chief Operating Officer, and other senior members of the Adviser's management team, who meet regularly to provide fiduciary oversight over the Fund. The operational and investment oversight of the Fund includes evaluations of each underlying Investment Strategy, the review of investment returns, risk control policies and procedures, and the general characteristics of each strategy. In addition, the Group reviews relevant compliance, legal, tax, fund administration, marketing, and general business issues associated with the Fund and the underlying strategies. The Alternative Strategies Oversight Group has authority to add or remove Investment Strategies in the Fund.

The investments and strategies described throughout this Prospectus are those that the Fund uses under normal conditions. During normal market conditions, in order to meet applicable margin requirements or otherwise, the Fund may maintain a significant portion of its assets in cash or cash equivalents. During adverse economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, repurchase agreements and short-term obligations that would not ordinarily be consistent with the Fund's objectives. The Fund will do so only if Turner believes that the risk of loss in using the Fund's normal strategies and investments outweighs the opportunity for gains.

Fund Risks

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments, and the prices of these companies' securities may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. You could lose all, or a substantial portion, of your investment in the Fund. In addition, many of the equity securities purchased by the Fund are common stocks. Common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of liquidation.

The Fund is subject to the risks associated with selling securities short. A short sale results in a gain if the price of the securities sold short declines between the date of the short sale and the date on which securities are purchased to replace those borrowed. A short sale results in a loss if the price of the securities sold short increases. Any gain is decreased, and any loss is increased, by the amount of any payment, dividend or interest that the Fund may be required to pay with respect to the borrowed securities, offset (wholly or partly) by short interest credits. In a generally rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value. A short sale involves a finite opportunity for appreciation, but a theoretically unlimited risk of loss.

The Fund is subject to risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. The stocks held by the Fund may underperform other types of stocks, and may not increase or may decline in value.

Investing in issuers headquartered or otherwise located in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investment.

The Fund may participate in initial public offerings ("IPOs"). Some successful IPOs may have a significant impact on the Fund's performance, especially if the Fund has lower asset levels. There is no guarantee that there will be successful IPOs, or that the Fund will have access to successful IPOs. In addition, as Fund assets grow, the positive impact of successful IPOs on Fund performance tends to decrease.

Turner's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

TURNER TITAN FUND

Fund Strategy

The Turner Titan Fund invests in stocks of companies with primarily large capitalization ranges across all major industry sectors using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. This is a non-fundamental investment policy that can be changed without shareholder approval.

The Fund may invest and trade, both long and short, in a broad range of domestic and foreign securities and other investment instruments including the following: depositary receipts, ETFs and other registered investment companies, swaps, forwards, repurchase and reverse repurchase agreements, equities (including, common stock, preferred stock, securities convertible into common stock, or securities (or other instruments) with prices linked to the value of common stocks), listed and over-the-counter options, futures, foreign currency futures contracts, index futures contracts, structured derivative products, real estate investment trusts and initial public offerings. The Fund may also invest in instruments providing investment exposure to underlying securities.

41

PROSPECTUS

ADDITIONAL INFORMATION ABOUT FUND STRATEGIES AND RISKS

The Fund utilizes short sales. A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. To make delivery to the buyer, the Fund must borrow the security, and the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund. Until the security is replaced, the Fund is required to pay the lender any dividends or interests accruing during the period of the loan. In order to borrow the security, the Fund may also have to pay a fee which would increase the cost of the security sold. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those two dates. The amount of any gain will be decreased and the amount of any loss will be increased by any interest, premium and transaction charges or other costs the Fund may be required to pay in connection with the short sale. When the Fund makes a short sale in the United States, it must leave the proceeds thereof with the broker and it must also deposit with, or pledge to, the broker an amount of cash or U.S. Government or other securities sufficient under current margin regulations to collateralize its obligation to replace the borrowed securities that have been sold. Local law will govern short sale transactions conducted on a foreign exchange.

The Fund may also make paired trades, taking both long and short positions in various companies in an effort to reduce the market and sector impact on performance. The Fund will not hold a security both long and short at the same time.

The extent to which the Fund will engage in short sales will depend upon Turner's perception of market direction. The Fund has no policy limiting the amount of its capital it may deposit to collateralize its obligation to replace borrowed securities sold short.

The Fund may utilize options. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, the Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

The Fund may invest in ETFs. ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, ETFs seek to track a specified securities index or a basket of securities that an "index provider" selects as representative of a market, market segment or industry sector. An ETF portfolio generally holds the same stocks or bonds as the index it tracks or it may hold a representative sample of such securities. Thus, an ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Fund will bear its pro rata portion of an ETF's expenses, including advisory fees, in addition to its own expenses.

Turner monitors the market and the Fund's positions to attempt to maintain appropriate levels of risk and volatility. Turner attempts to identify, quantify and manage portfolio risks over potential investment horizons to seek to optimize performance. When in Turner's opinion trading losses or volatility reach unacceptable levels, the Fund will seek to reduce or eliminate exposure to such positions, which may result in temporary investments in cash and cash equivalents.

The investments and strategies described throughout this Prospectus are those that the Fund uses under normal conditions. During normal market conditions, in order to meet applicable margin requirements or otherwise, the Fund may maintain a significant portion of its assets in cash or cash equivalents. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, repurchase agreements and short-term obligations that would not ordinarily be consistent with the Fund's objectives. The Fund will do so only if Turner believes that the risk of loss in using the Fund's normal strategies and investments outweighs the opportunity for gains.

Fund Risks

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments, and the prices of these companies' securities may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. You could lose all, or a substantial portion, of your investment in the Fund. In addition, many of the equity securities purchased by the Fund are common stocks. Common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of liquidation.

The Fund is subject to the risks associated with selling securities short. A short sale results in a gain if the price of the securities sold short declines between the date of the short sale and the date on which securities are purchased to replace those borrowed. A short sale results in a loss if the price of the securities sold short increases. Any gain is decreased, and any loss is increased, by the amount of any payment, dividend or interest that the Fund may be required to pay with respect to the borrowed securities, offset (wholly or partly) by short interest credits. In a generally rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value. A short sale involves a finite opportunity for appreciation, but a theoretically unlimited risk of loss.

The Fund is subject to risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. The stocks held by the Fund may underperform other types of stocks, and may not increase or may decline in value.

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Investing in issuers headquartered or otherwise located in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investment.

The Fund is subject to risks associated with the use of options, including: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while the Fund will receive a premium when it writes call options, it may not participate fully in a rise in the market value of the underlying security.

The Fund is subject to risks associated with investments in ETFs. An investment in an ETF generally presents the same primary risks as an investment in a conventional open-end fund that has the same investment objectives, strategies, and policies. Additionally, the risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile.

The Fund may participate in IPOs. Some successful IPOs may have a significant impact on the Fund's performance, especially if the Fund has lower asset levels. There is no guarantee that there will be successful IPOs or that the Fund will have access to successful IPOs. In addition, as Fund assets grow, the positive impact of successful IPOs on Fund performance tends to decrease.

The Fund may invest in companies that experience certain events, such as a restructuring, merger, leveraged buyout, takeover or similar action that causes a decline in market value or credit quality of the corporation's stocks or bonds due to factors including unfavorable market response or a resulting increase in the company's debt. Such added debt may significantly reduce the credit quality and/or market value of a company's bonds.

The Fund may invest in real estate investment trusts ("REITs"), which pool investors' money for investment in income producing commercial real estate or real estate related loans or interests. A shareholder in the Fund should realize that by investing in REITs indirectly through the Fund, he or she will bear not only his or her proportionate share of the expenses of the Fund, but also indirectly, similar expenses of underlying REITs. The Fund may be subject to certain risks associated with the direct investments of the REITs including: 1) REITs may be affected by changes in their underlying properties and by defaults by borrowers or tenants; 2) mortgage REITs may be affected by the quality of the credit extended and are subject to prepayment risk; and 3) REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. Furthermore, REITs are dependent on specialized management skills. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a

REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code or its failure to maintain exemption from registration under the Investment Company Act of 1940, as amended (the "1940 Act").

Turner's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

TURNER ALL CAP GROWTH FUND

Fund Strategy

The Turner All Cap Growth Fund invests primarily (at least 80% of its net assets plus any borrowing for investment purposes) in companies with projected strong earnings growth across a variety of industries and sectors where new products and services are being developed and marketed. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. Turner strives to find leading companies in rapidly growing industries such as business services, computer and digital products, financial services, Internet-related companies, medical technology, retail, and telecommunications. Companies that have the potential for rapid earnings growth because of management changes, new products, or changes in the economy also may be attractive investments for the Fund. These securities may be traded over the counter or listed on an exchange. It is not expected that the Fund will own a substantial amount of securities that pay dividends.

Fund Risks

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments, and the prices of these companies' securities may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. You could lose all, or a substantial portion, of your investment in the Fund. In addition, many of the equity securities purchased by the Fund are common stocks. Common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of liquidation.

The Fund invests in companies that Turner believes have strong earnings growth potential. Turner's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

The Fund may invest in ETFs. ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, ETFs seek to track a specified securities index or a basket of securities that an "index provider" selects as representative of a market, market segment or industry sector. An ETF portfolio generally holds the same stocks or bonds as the index it tracks or it may hold a representative sample of such securities. Thus, an

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ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Fund will bear its pro rata portion of an ETF's expenses, including advisory fees, in addition to its own expenses.

The Fund may participate in IPOs. Some successful IPOs may have a significant impact on the Fund's performance, especially if the Fund has lower asset levels. There is no guarantee that there will be successful IPOs, or that the Fund will have access to successful IPOs. In addition, as Fund assets grow, the positive impact of successful IPOs on Fund performance tends to decrease.

TURNER EMERGING GROWTH FUND

Fund Strategy

The Turner Emerging Growth Fund's principal investment strategy is to invest primarily in equity securities of U.S. companies with small and very small market capitalizations that Turner believes have strong earnings growth potential. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. Small cap and very small cap companies are defined by the Fund for this purpose as companies with market capitalizations at the time of purchase in the range of those companies included in the Russell 2000 Growth Index. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. These securities may be traded over the counter or listed on an exchange. It is not expected that the Fund will own a substantial amount of securities that pay dividends.

Fund Risks

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of these companies' securities may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. You could lose all, or a substantial portion, of your investment in the Fund. In addition, many of the equity securities purchased by the Fund are common stocks. Common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of liquidation.

The Fund is subject to the risk that small capitalization growth stocks may underperform other segments of the equity market, or the equity markets as a whole. The Fund invests in companies that Turner believes have strong earnings growth potential. Turner's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

The Fund has participated in the past, and may participate in the future, in IPOs. Some successful IPOs have had in the past, and may in the future have, a significant impact on the Fund's performance, especially if the

Fund has lower asset levels. There is no guarantee that there will be successful IPOs, or that the Fund will have access to successful IPOs. In addition, as Fund assets grow, the positive impact of successful IPOs on Fund performance tends to decrease.

TURNER LARGE GROWTH FUND

Fund Strategy

The Turner Large Growth Fund invests primarily (at least 80% of its net assets plus any borrowing for investment purposes) in equity securities of companies with large market capitalizations that Turner believes have strong earnings growth potential. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. Large cap companies are defined by the Fund for this purpose as companies with market capitalizations at the time of purchase of $3 billion or more. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. The Fund may also purchase securities of smaller companies that offer growth potential.

The Fund invests in securities that may be traded over the counter or listed on an exchange.

Fund Risks

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments, and the prices of these companies' securities may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. You could lose all, or a substantial portion, of your investment in the Fund. In addition, many of the equity securities purchased by the Fund are common stocks. Common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of liquidation.

The Fund is subject to the risk that medium capitalization growth stocks may underperform other segments of the equity markets or the equity markets as a whole. The Fund invests in companies that Turner believes have strong earnings growth potential. Turner's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

The Fund may participate in IPOs. Some successful IPOs may have a significant impact on the Fund's performance, especially if the Fund has lower asset levels. There is no guarantee that there will be successful IPOs, or that the Fund will have access to successful IPOs. In addition, as Fund assets grow, the positive impact of successful IPOs on Fund performance tends to decrease.

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TURNER MIDCAP GROWTH FUND

Fund Strategy

The Turner Midcap Growth Fund invests primarily (at least 80% of its net assets plus any borrowing for investment purposes) in equity securities of U.S. companies with medium market capitalizations that Turner believes have strong earnings growth potential. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. Midcap companies are defined by the Fund for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the Russell Midcap Growth Index. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. These securities may be traded over the counter or listed on an exchange. It is not expected that the Fund will own a substantial amount of securities that pay dividends.

Fund Risks

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments, and the prices of these companies' securities may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. You could lose all, or a substantial portion, of your investment in the Fund. In addition, many of the equity securities purchased by the Fund are common stocks. Common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of liquidation.

The Fund is subject to the risk that medium capitalization growth stocks may underperform other segments of the equity market or the equity markets as a whole. The Fund invests in companies that Turner believes have strong earnings growth potential. Turner's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

The Fund has participated in the past, and may participate in the future, in IPOs. Some successful IPOs have had in the past, and may in the future have, a significant impact on the Fund's performance, especially if the Fund has lower asset levels. There is no guarantee that there will be successful IPOs, or that the Fund will have access to successful IPOs. In addition, as Fund assets grow, the positive impact of successful IPOs on Fund performance tends to decrease.

TURNER SMALL CAP GROWTH FUND

Fund Strategy

The Turner Small Cap Growth Fund invests primarily (at least 80% of its net assets plus any borrowing for investment purposes) in equity securities of U.S. companies with small market capitalizations that Turner believes have strong earnings growth potential. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. Small cap companies are defined by the Fund for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the Russell 2000 Growth Index. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. These securities may be traded over the counter or listed on an exchange. It is not expected that the Fund will own a substantial amount of securities that pay dividends.

Fund Risks

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments, and the prices of these companies' securities may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. You could lose all, or a substantial portion, of your investment in the Fund. In addition, many of the equity securities purchased by the Fund are common stocks. Common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of liquidation.

The Fund is subject to the risk that small capitalization growth stocks may underperform other segments of the equity market, or the equity markets as a whole. The Fund invests in companies that Turner believes have strong earnings growth potential. Turner's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

The Fund has participated in the past, and may participate in the future, in IPOs. Some successful IPOs have had in the past, and may in the future have, a significant impact on the Fund's performance, especially if the Fund has lower asset levels. There is no guarantee that there will be successful IPOs, or that the Fund will have access to successful IPOs. In addition, as Fund assets grow, the positive impact of successful IPOs on Fund performance tends to decrease.

TURNER GLOBAL OPPORTUNITIES FUND

Fund Strategy

The Turner Global Opportunities Fund generally invests in common stocks and other equity securities of U.S. and foreign companies that Turner believes have strong earnings growth potential. For this purpose the Fund considers U.S. companies to include those companies headquartered or doing a substantial portion of their business in the United States. Under normal market conditions, the Fund will invest significantly (at least 40% — unless market conditions are not deemed favorable by the Adviser in which case the Fund would invest at least 30% of net assets) in foreign companies.

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Fund Risks

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments, and the prices of these companies' securities may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. You could lose all, or a substantial portion, of your investment in the Fund. In addition, many of the equity securities purchased by the Fund are common stocks. Common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of liquidation.

The Fund may participate in IPOs. Some successful IPOs may have a significant impact on the Fund's performance, especially if the Fund has lower asset levels. There is no guarantee that there will be successful IPOs or that the Fund will have access to successful IPOs. In addition, as Fund assets grow, the positive impact of successful IPOs on Fund performance tends to decrease.

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More Information about Fund Investments

In addition to the investments and strategies described in this Prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this Prospectus, are further described in our Statement of Additional Information ("SAI").

The investments and strategies described throughout this Prospectus are those that the Funds use under normal conditions. During adverse economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, repurchase agreements and short-term obligations that would not ordinarily be consistent with the Funds' objectives. A Fund will do so only if Turner believes that the risk of loss in using the Fund's normal strategies and investments outweighs the opportunity for gains.

In order to generate additional income, a Fund may lend its securities pursuant to one or more securities lending agreements (each a "Lending Agreement"). Unless otherwise agreed, security loans made pursuant to a Lending Agreement are required at all times to be continuously secured by collateral consisting of cash or securities of the U.S. government or its agencies or other liquid securities equal to at least 100% of the market value of the loaned securities. Collateral is marked to market daily. The Funds receive an annual fee for their participation in a Lending Agreement, and cash collateral received may be invested pursuant to terms approved by the Trust's Board of Trustees (the "Board") (including, among other things, into money market funds). All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

A complete schedule of each Fund's portfolio holdings, current as of month-end, will be available on the Turner Funds' website at www.turnerinvestments.com within 15 business days after the end of each calendar month. This information will remain available on the website at least until updated for the next month or until the Funds file with the Securities and Exchange Commission their semiannual/annual shareholder report or quarterly portfolio holdings report that includes such period. The Funds may terminate or modify this policy at any time without further notice to shareholders. A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the SAI.

Investment Adviser

Turner Investments, L.P., an SEC-registered adviser, serves as the investment adviser to the Funds. As the Funds' investment adviser, Turner makes investment decisions for the Funds and continuously reviews, supervises and administers the Funds' investment programs. Turner and the Funds' Chief Compliance Officer also ensure compliance with the Funds' investment policies and guidelines.

As of December 31, 2012, Turner and its subsidiaries had approximately $10.7 billion in assets under management. For its services during the most recent fiscal year, Turner received investment advisory fees (after waivers and reimbursements) at an annualized rate for the fiscal year ended September 30, 2012, based on the average daily net assets of each Fund, of:

Turner Market Neutral Fund	0.87%
Turner Medical Sciences Long/Short Fund	1.28%
Turner Spectrum Fund	1.05%
Turner Titan Fund	1.02%
Turner All Cap Growth Fund	0.28%
Turner Large Growth Fund	0.38%
Turner Emerging Growth Fund	0.86%
Turner Midcap Growth Fund	0.64%
Turner Small Cap Growth Fund	0.74%
Turner Global Opportunities Fund	0.00%

Pursuant to an investment advisory agreement with the Trust, the Adviser is entitled to an advisory fee at the annual rate, based on the average daily net assets of each of the Market Neutral Fund, Medical Sciences Long/Short Fund and Titan Fund, of 1.50%. The Adviser has contractually agreed to waive fees and reimburse the Market Neutral Fund, Medical Sciences Long/Short Fund and Titan Fund's expenses to keep "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of their Institutional Class Shares and Investor Class Shares of each Fund from exceeding 1.95% and 2.20%, respectively, through January 31, 2014. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2014. Turner may discontinue this arrangement at any time after January 31, 2014.

Fees for the All Cap Growth Fund may be higher or lower, however, depending on the Fund's performance relative to its benchmark. If the Fund outperforms its benchmark by a set amount, Turner will receive higher advisory fees. Conversely, if the Fund underperforms its benchmark by the same amount, Turner will receive lower advisory fees. The advisory fee for the All Cap Growth Fund is subject to a performance adjustment based on the Fund's performance relative to the performance of its benchmark, the NASDAQ Composite Index, and may range from 0.70% to 1.50% depending on the Fund's performance. The performance adjustment is computed based on the average net assets of the Fund over the current month plus the previous 11 months. Because the performance fee is based on the average net assets of the rolling 12 month period, and the base fee is based on the average net assets of the current month, the investment advisory fee may be lower or higher than the stated range. The SAI contains additional information about possible performance-based adjustments to Turner's fees.

For purposes of this performance adjustment mechanism, the investment performance of the Fund for any period is expressed as a percentage of the Fund's net asset value per share at the beginning of the period. This percentage is equal to the sum of: (i) the change in the Fund's net asset value per share during the period; (ii) the value of the Fund's cash distributions per share having an ex-dividend date occurring within the period; and (iii) the per share amount of capital gains taxes paid or accrued during the period by the Fund for undistributed realized long-term

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capital gains. The investment record for a specific index is expressed as a percentage of the starting level of that index at the beginning of the period, as modified by the change in the level of the index during the period and by the value computed consistently with the index, of cash distributions having an ex-dividend date occurring within the period made by issuers whose securities are included in the index.

A discussion regarding the basis for the Board's approval of the investment advisory contract for the Funds is available in the Funds' semiannual report for the period ended March 31, 2012.

Administrator

Turner Investments, L.P. also serves as Administrator to the Funds, for which it receives an annual administration fee of 0.15% of Turner Funds' aggregate average daily net assets up to $2 billion and 0.12% of such assets in excess of $2 billion. Under a separate sub-administration agreement between Turner and Citi Fund Services Ohio, Inc. ("Citi"), Citi provides sub-administrative services to the Funds.

More Information about Fund Management

On March 22, 2002, the Securities and Exchange Commission granted an exemptive order to the Turner Funds and Turner that permits Turner to use a "manager of managers" approach in providing investment advisory services to the Turner Funds. Pursuant to the terms of the order, Turner, subject to the supervision and approval of the Board, is permitted to hire, terminate and replace investment sub-advisers or make material changes to investment sub-advisory agreements without shareholder approval. When hiring a new sub-adviser, Turner would, however, furnish shareholders with information that is equivalent to what would be provided in a proxy statement requesting approval of a new sub-adviser. The order also permits Turner and the Turner Funds to disclose to shareholders the aggregate sub-advisory fees paid to sub-advisers, without disclosing the precise amount paid to each sub-adviser.

Turner is not currently using a multi-manager approach to manage the Turner Funds. It may employ such an approach when one of several situations arises. For example, if Turner determines that it does not have the expertise in an investment style or sector that it thinks a Turner Fund should track, it may select a sub-adviser that can fulfill this task. Also, if Turner or one of the Turner Funds' sub-advisers reaches "capacity" on assets managed within a Turner Fund, Turner may select another sub-adviser if the Turner Fund needs to add capacity. Therefore, even where Turner does implement the "manager of managers" approach, all of the Turner Funds might not rely on the approach at any given time.

When and if Turner determines to use the multi-manager approach, it will provide detailed information about the sub-adviser to the Board and make recommendations regarding the appropriate allocation of assets to each sub-adviser. The sub-adviser, in turn, will make investment decisions for the assets allocated to it and continuously review, supervise and administer the applicable Turner Fund's investment programs. It is expected that the "manager of managers" approach, when used from time to time by Turner and the Turner Funds, will (i) reduce fund expenses to the extent that a manager of managers Turner Fund will not have to prepare and solicit proxies each time a sub-advisory agreement is entered into or modified;

(ii) promote efficient hiring and termination according to the judgment of the Board and Turner; and (iii) relieve shareholders of the very responsibility that they are paying Turner to assume, that is, the selection, termination and replacement of sub-advisers. Shareholder approval will be obtained before the "manager of managers" structure is used for any particular Turner Fund.

As investment adviser to the Turner Funds, Turner has the ultimate responsibility over any sub-adviser and is responsible for the investment performance of the Turner Funds.

Portfolio Managers

The All Cap Growth Fund is managed by a team co-led by Christopher K. McHugh and Tara R. Hedlund. The Large Growth Fund is managed by a team led by Robert Turner. The Emerging Growth Fund is managed by a team led by Frank Sustersic. The Midcap Growth Fund is managed by a team led by Christopher K. McHugh. The Small Cap Growth Fund is managed by a team led by Bill McVail. The Global Opportunities Fund is managed by a team co-led by Christopher K. McHugh and Robert Turner.

Each Investment Strategy of the Spectrum Fund is managed by a separate team of portfolio managers. The Global Consumer Strategy is managed by a team led by Jason D. Schrotberger, CFA. The Global Financial Services Strategy is managed by a team led by David Honold. The Global Medical Sciences Strategy is managed by a team led by Vijay Shankaran, MD, PhD. The Select Opportunities Strategy is managed by a team led by Frank Sustersic, CFA. The Market Neutral Strategy is managed by a team led by Matthew Glaser. The Titan Strategy is managed by a team lead by Christopher E. Baggini, CFA. The Global Resources and Infrastructure Strategy is managed by a team co-led by Donald W. Smith, CFA and Joshua B. Kohn, CFA.

Robert E. Turner, CFA, Chairman and Chief Investment Officer, founded Turner in 1990. Mr. Turner is the lead portfolio manager of the Large Growth Fund. He is also the co-lead manager of the Global Opportunities Fund. Prior to his current position, he was Senior Investment Manager with Meridian Investment Company. He has 33 years of investment experience.

Christopher K. McHugh, CFA, Senior Portfolio Manager/Security Analyst, co-founded Turner in 1990. Mr. McHugh is the lead portfolio manager of the Midcap Growth Fund. He is also the co-lead portfolio manager of the All Cap Growth and Global Opportunities Funds. Prior to 1990, he was a Performance Specialist with Provident Capital Management. He has 28 years of investment experience.

Bill McVail, CFA, Senior Portfolio Manager/Security Analyst, joined Turner in 1998. Mr. McVail is the lead portfolio manager of the Small Cap Growth Fund. Prior to 1998, he was Portfolio Manager at PNC Equity Advisers. He has 26 years of investment experience.

Jason D. Schrotberger, CFA, Portfolio Manager/Security Analyst — Consumer Sector, joined Turner in February 2001. Mr. Schrotberger is the lead portfolio manager of the Global Consumer Strategy in the Spectrum Fund. From 1998 to 2001, he was an Investment Analyst with Black Rock Financial Management. Previously, he was an Equity Analyst with PNC Asset Management from 1997 until 1998. He has 21 years of investment experience.

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Frank L. Sustersic, CFA, Senior Portfolio Manager/Security Analyst, joined Turner in 1994. Mr. Sustersic is the lead portfolio manager of the Emerging Growth Fund and the Select Opportunities Strategy in the Spectrum Fund. Prior to 1994, he was an Investment Officer and Fund Manager with First Fidelity Bank Corporation. He has 25 years of investment experience.

David Honold, Portfolio Manager/Security Analyst, is the lead portfolio manager of the Global Financial Services Strategy in the Spectrum Fund. Mr. Honold joined Turner in 2005. Prior to joining Turner, Mr. Honold was employed with Keefe, Bruyette & Woods from 2002 to 2005, UBS Warburg from 2000 to 2002, and the Federal Reserve Bank of New York from 1998 to 2000. He has 15 years of investment experience.

Vijay Shankaran, Security Analyst/Portfolio Manager, is the lead portfolio manager of the Medical Sciences Long/Short Fund and the Global Medical Sciences Strategy in the Spectrum Fund. Mr. Shankaran joined Turner in 2006. Prior to joining Turner, Mr. Shankaran was employed by Caxton Associates, MedImmune, Inc. and RiverVest Ventures. He has 12 years of investment experience and covers stocks in the healthcare sector.

Matthew D. Glaser, Chief of Investment Strategies and Executive Managing Director, joined Turner in 2007. He is the lead portfolio manager of the Market Neutral Fund and the Market Neutral Strategy in the Spectrum Fund. Prior to joining Turner, Mr. Glaser was employed with Susquehanna International Group and was managing director at JP Morgan Chase and Robertson Stephens & Company. He has 18 years of investment experience.

Christopher Baggini, CFA, Senior Portfolio Manager/Security Analyst is the lead portfolio manager of the Titan Fund and the Titan Strategy in the Spectrum Fund. Mr. Baggini joined Turner in 2010. Prior to joining Turner, Mr. Baggini was employed with Aberdeen Asset Management from 2007 to 2010, and Nationwide Financial Services from 2000 to 2007. He has 25 years of investment experience.

Donald W. Smith, CFA, Portfolio Manager/Security Analyst, is a co-lead portfolio manager of the Global Resources and Infrastructure Strategy in the Spectrum Fund. Mr. Smith joined Turner in 2003. Prior to 2003, he was an Equity Analyst at Delaware Investment Advisors. He has 15 years of investment experience.

Joshua B. Kohn, CFA, Portfolio Manager/Global Security Analyst, is a co-lead portfolio manager of the Global Resources and Infrastructure Strategy in the Spectrum Fund. Mr. Kohn joined Turner in 2010. Prior to 2010, he was employed at a New York-based multi-strategy hedge fund and George Weiss Associates, LLC. He has 11 years of investment experience.

Tara R. Hedlund, CFA, CPA, Portfolio Manager/Global Security Analyst, joined Turner in 2000. Ms. Hedlund is a co-lead portfolio manager of the All Cap Growth Fund. She has 17 years of investment experience.

Each lead portfolio manager and co-lead portfolio manager is supported by a team of investment professionals.

The SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds.

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■  No Sales Charges

There are no sales charges when you purchase Institutional Class, Investor Class or Retirement Class Shares of the Turner Funds.

■  How To Buy Shares (See chart on page 54 for details)

•  By phone, mail, wire or online at www.turnerinvestments.com;

•  Through the Systematic Investment Plan; and

•  Through exchanges from another Turner Fund.

■  Minimum Initial Investments

•  In general, each Fund's minimum initial investment is $250,000 for Institutional Class Shares and $2,500 for Investor Class and Retirement Class Shares;

•  The minimum initial investment for the Systematic Investment Plan is $100,000 for Institutional Class Shares and $1,000 for Investor Class and Retirement Class Shares; and

•  The minimum initial investment for Individual Retirement Accounts is $100,000 for Institutional Class Shares and $2,000 for Investor Class and Retirement Class Shares.

We reserve the right to waive the minimum initial investment requirement.

■  Minimum Subsequent Investments

•  $5,000 for Institutional Class Shares and $50 for Investor Class and Retirement Class Shares by phone, mail, wire or online; and

•  $5,000 for Institutional Class Shares and $50 for Investor Class and Retirement Class Shares through the Systematic Investment Plan.

We reserve the right to waive the minimum subsequent investment requirement. We may waive this minimum for persons investing in the Funds through a "wrap" or managed account program, or through an employer-sponsored retirement plan. Investors purchasing shares of a Fund through a wrap or managed account program may incur expenses in addition to those charged by the Fund. Investors should consult their program sponsor concerning such additional expenses.

■  Systematic Investing

•  Our Systematic Investment Plan allows you to purchase shares automatically through regular deductions from your bank checking or savings account in order to reach the applicable minimum investment. Please contact us for information regarding participating banks.

•  You will need a minimum investment of $1,000 for Investor Class Shares and Retirement Class Shares and $100,000 for Institutional Class Shares to open your account.

•  If you stop your scheduled investments before reaching the applicable minimum investment, we reserve the right to close your account. We will provide 60 days' written notice to give you time to add to your account, and avoid the sale of your shares.

■  Systematic Withdrawal Plan

If you have at least $10,000 for Investor Class Shares and Retirement Class Shares and $250,000 for Institutional Class Shares in your account, you may use the Systematic Withdrawal Plan. Under the plan, you may arrange for monthly, quarterly, semiannual or annual automatic withdrawals of at least $50 for Investor Class Shares and Retirement Class Shares and $25,000 for Institutional Class Shares from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, through electronic transfer to your account.

■  Minimum Account Size

•  In general, you must maintain a minimum account balance of $1,000 for Investor Class Shares and Retirement Class Shares and $250,000 for Institutional Class Shares. If your account drops below $1,000 for Investor Class Shares and Retirement Class Shares and $250,000 for Institutional Class Shares due to redemptions, you may be required to sell your shares.

•  You will receive at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

Please note that you may incur a tax liability as a result of a redemption.

■  Choosing Institutional Class, Investor Class, Retirement Class and Class C Shares

•  Institutional Class, Investor Class and Retirement Class Shares have different expenses and other characteristics. Institutional Class Shares have lower annual expenses while Investor Class Shares have higher annual expenses than Institutional Class Shares. Retirement Class Shares have higher expenses than Institutional Class and Investor Class Shares. The performance of each of these share classes will differ due to differences in expenses.

•  Institutional Class Shares are for individual investors and for certain institutional investors investing for their own or their customers' accounts.

•  Investor Class Shares are for investments made through certain financial institutions or intermediaries.

•  Retirement Class Shares are for certain institutional investors investing for their own or their customers' accounts, which may include 401(k) and other retirement plans.

•  Class C Shares are for investments made through certain financial institutions or intermediaries.

■  When Can You Purchase, Sell or Exchange Shares?

•  You may purchase, sell or exchange shares on any day that the New York Stock Exchange ("NYSE") is open for business. We define this as a "Business Day."

•  You may purchase, sell or exchange shares by phone on any Business Day between 9:00 A.M. and 4:00 P.M.

•  In order to receive the current Business Day's net asset value (NAV) all trades (including trades requested over the phone) must be received by DST Systems, Inc., the Funds' transfer agent (the "Transfer Agent"), or a designated financial intermediary by 4:00 P.M. (Eastern time). Trades received after that time will be executed at the following Business Day's closing price.

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PURCHASING, SELLING AND EXCHANGING SHARES OF THE TURNER FUNDS

■  How Fund Prices Are Calculated

•  The price per share (also referred to as the offering price) will be the NAV determined after the Funds' Transfer Agent or a designated financial intermediary receives your purchase order in Good Order (as defined below).

•  The Funds' NAV is calculated once each Business Day at the regularly scheduled close of normal trading on the NYSE (usually 4:00 P.M. Eastern time). Shares are not priced on days on which the NYSE is closed for trading.

•  In calculating the NAV, a Fund generally values its investment portfolio at market price. If market prices for a security are unavailable or the Funds believe that they are unreliable, the Funds' Fair Value Pricing Committee may determine, in good faith using methods approved by, and under the ultimate supervision of, the Board, the fair value of such security. A significant event may cause the market price for a security held by a Fund to become unavailable or unreliable. Such events include, but are not limited to: market disruptions or closings; governmental actions; corporate actions, such as reorganizations, mergers or buy-outs; corporate announcements on earnings; significant litigation; and regulatory developments. While the use of fair valuations may reduce stale pricing arbitrage opportunities, it involves the risk that the values used by the Funds to price their investments may be different from those used by other mutual funds to price the same investments.

■  Exchanging Shares

•  Institutional Class Shares of a Fund may be exchanged for Institutional Class Shares of another Turner Fund and Investor Class Shares of a Fund may be exchanged for Investor Class Shares of another Turner Fund, subject to any applicable limitations resulting from the closing of Turner Funds to new investors.

•  Existing shareholders of Investor Class Shares of the Funds that are eligible to hold Institutional Class Shares may exchange their Investor Class Shares for Institutional Class Shares.

•  When you exchange shares, you are selling your shares and buying other fund shares, which is a taxable event. Your sale price and purchase price will be based on the NAV next calculated after the Funds' Transfer Agent or a designated financial intermediary receives your exchange request in Good Order (as defined below).

■  Purchases, Sales and Exchanges through Financial Institutions

You may also purchase, sell or exchange shares through accounts with brokers and other financial institutions that are authorized to place trades in Fund shares for customers. If you invest through an authorized institution, you will have to follow its procedures, which may differ from the procedures for investing directly with us. For example, in order for your transaction to be processed on the day that the order is placed, your financial institution may require you to place your order at an earlier time in the day than would be required if you were placing the order directly with the Funds. This allows the financial institution time to process your order and transmit it to the Funds' Transfer Agent.

Your broker or institution may charge a fee for its services, in addition to the fees charged by the Funds. For more information about how to purchase, sell or exchange Fund shares through your financial institution, you should contact your financial institution directly.

■  Limitations on Purchases, Sales and Exchanges

•  The Funds' Transfer Agent will only accept purchase requests that are in good order ("Good Order"). Good Order requires that the purchaser provide a completed and signed account application, including the purchaser's social security number, tax identification number, and other identification required by law or regulation. We may require that you provide photo identification such as a driver's license or passport, and may telephone you to verify information you have provided. If you do not provide the required information, or if we are unable to verify your identity, the Funds and their Transfer Agent reserve the right to not open or to close your account or to take such other steps as we deem reasonable, including initiating further identity verification procedures. Purchases may be made only in U.S. dollars drawn on U.S. banks. Cash, cashier's checks, traveler's checks, money orders, credit cards, credit card checks, or third-party checks (except for properly endorsed IRA rollover checks) will not be accepted. The Funds may reject or cancel any purchase orders, including the purchase component of an exchange, for any reason. The Funds will inform shareholders of a rejected purchase order generally within three business days of the Funds' receipt of the order. Generally, cancellation notices will be sent via U.S. mail on the business day after a purchase order is received.

•  The Funds will normally send your sale proceeds to you within three Business Days after the Transfer Agent receives your redemption request, but it may take up to seven days. If you recently purchased your shares by check or through Automated Clearing House (ACH), redemption proceeds may not be available, or exchange requests may not be permitted, until your investment has cleared (which for checks may take up to 15 days from the date of purchase).

•  As described more fully in the SAI, the Funds may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons as permitted by the SEC.

•  Excessive, short-term trading in Fund shares and other abusive trading practices ("abusive trading") may disrupt portfolio management strategies, harm Fund performance, dilute the value of Fund shares and increase brokerage and administrative costs. The Board has adopted policies in order to discourage abusive trading in the Funds. The policies, which apply to all accounts investing in the Funds, prohibit the Funds' service providers from knowingly: (i) opening accounts for the purpose of market timing the Funds; (ii) entering client trades for the purpose of market timing; (iii) processing exchanges or switches for the purpose of market timing; and (iv) assisting a shareholder in commingling multiple clients' funds in an omnibus account for the purpose of market timing. The policies also require the Funds' Adviser to maintain policies and procedures designed to detect and deter abusive trading. While these policies and procedures seek to discourage abusive trading in the Funds, neither the Funds nor the Adviser can guarantee

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PURCHASING, SELLING AND EXCHANGING SHARES OF THE TURNER FUNDS

that such policies and procedures will be successful in doing so, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus accounts maintained by brokers, retirement plan sponsors and other financial intermediaries. The Funds and their service providers may, in certain circumstances, request access to information about individual shareholder transactions made through such omnibus arrangements. However, the Funds cannot assure that their policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares) or otherwise, and as a result frequent trading could adversely affect the Funds and their long-term shareholders as discussed above.

•  The Funds reserve the right to reject any purchase order (including an exchange order) from any shareholder that the Funds, in their sole discretion, believe has a history of engaging in abusive trading or whose trading activity, in the Funds' judgment, has been or may be disruptive to the Funds. In making this determination, the Funds may consider trading done in multiple accounts under common ownership or control.

•  Shareholders are currently permitted to make up to 4 "roundtrip" transactions between Turner Funds in any calendar year. A roundtrip transaction is a redemption or exchange of shares of a Fund followed by a purchase back into that same Fund. If a shareholder exceeds 4 roundtrip transactions per calendar year, or if the Funds determine, in their sole discretion, that a shareholder's exchange activity is short-term in nature or otherwise not in the best interest of the Funds, the Funds may bar the shareholder from making further exchanges or purchases. We may change or cancel our exchange policy at any time upon 60 days' notice.

•  The Funds may be unable to compel all financial intermediaries who offer Fund shares to apply the limitations set forth above to curtail frequent trading. The Funds reserve the right, in their sole discretion, to allow financial intermediaries to apply alternative abusive trading policies and trading restrictions reasonably designed to reduce incentives to engage in abusive trading.

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PURCHASING, SELLING AND EXCHANGING SHARES OF THE TURNER FUNDS

	HOW TO OPEN AN ACCOUNT	HOW TO ADD TO AN ACCOUNT	HOW TO SELL SHARES	HOW TO EXCHANGE SHARES
BY TELEPHONE	Call 1-800-224-6312 between 9:00 A.M. and 4:00 P.M. (Eastern Time). You must authorize each type of transaction on your account application that accompanies this Prospectus. If you call, the Funds' representative may request personal identification and record the call.
If you already have an account and you have authorized telephone transactions, you may open an account in another Turner Fund. The registration on the accounts must be identical.

Current shareholders may purchase shares by telephone if they have previously requested this privilege on the account application. Call 1-800-224-6312 and provide your account number to the Turner Funds representative. You must then instruct your bank to wire the money. Please see the wire instructions below.

You may sell shares by calling 1-800-224-6312 provided that you have previously requested this privilege on your account application. The Funds will send money only to the address of record via check, ACH or by wire (your bank may charge you a wire fee). The sale price of each share will be the next NAV determined after the Funds' Transfer Agent or a designated financial intermediary receives your request in Good Order.

You may exchange shares on any Business Day by calling the Funds at 1-800-224-6312, or by placing the order through your financial institution (if applicable). If you recently purchased shares by check or through ACH, you may not be able to exchange your shares until your investment has cleared (which may take up to 15 days from the date of purchase).

BY INTERNET	You can open an account online only if you already have an existing Turner Funds account. The registration on the account must be identical.

You can make additional investments by going to our website at www.turnerinvestments.com. Use your existing account number and tax ID number to create a personal identification number (PIN). These investments will be made via ACH and will be deducted from your bank account. Your account will be credited with the additional shares on the trade date, but the dollar amount will not post until it clears the banking system.

Existing shareholders can sell shares via our website at www.turnerinvestments.com. The sale price of each share will be the next NAV determined after the Transfer Agent receives your request in Good Order. Redemptions will be funded via check, ACH or wire to the instructions of record.

Go to www.turnerinvestments.com.
BY MAIL	Send the completed application that accompanies this Prospectus and a check payable to the Turner Funds to:
The Turner Funds
c/o DST Systems Inc.
P.O. Box 219805
Kansas City, MO 64121-9805
By express or overnight mail to:
The Turner Funds
c/o DST Systems Inc.
430 W. 7th Street
Kansas City, MO 64105
Checks must be in U.S. dollars and drawn on U.S. banks. Cash, cashier's checks, traveler's checks, money orders, credit cards, credit card checks, or third-party checks (except for properly endorsed IRA rollover checks) will not be accepted.

Please send your check payable to the Turner Funds along with a signed letter stating the name of the Fund and your account number, to the address listed under "By Mail" in the How to Open an Account section above. Do not send requests to buy, sell or exchange shares to the Funds' Adviser or Distributor.

Please send a letter with your name, Fund name, account number and the amount of your request, to the address listed under "By Mail" in the How to Open an Account section above. Do not send requests to buy, sell or exchange shares to the Funds' Adviser or Distributor. All letters must be signed by the owners of the account. The sale price of each share will be the next NAV determined after the Funds' Transfer Agent receives your request in Good Order. All proceeds will be mailed or wired (depending on instructions given) to the address or instructions given to us when the account was opened.

You may exchange shares on any Business Day by writing to the Funds, or by placing the order through your financial institution (if applicable). If you recently purchased shares by check or through ACH, you may not be able to exchange your shares until your investment has cleared (which may take up to 15 days from the date of purchase).

BY WIRE	Please contact a Turner Funds' representative at 1-800-224-6312 to let us know that you intend to make your initial investment by wire. You will be given a fax number to which you should send your completed account application. You will receive a telephone call from our representatives with your new account number. Wire funds to:
United Missouri Bank of Kansas NA
ABA #10-10-00695
Account # 98-7060-116-8
Further credit: [include name of Fund, shareholder name and your Turner Funds account number]	Please contact a Turner Funds' representative at 1-800-224-6312 to let us know that you intend to send money by wire. Wire funds to:
United Missouri Bank of Kansas NA
ABA #101000695
Account # 9870601168
Further credit: [include name of Fund, shareholder name and your Turner Funds account number]

Proceeds from the sale of shares from your account may be wired to your bank account. Your bank may charge you a fee for this service. Please follow the instructions for "How to Sell Shares" by telephone above.

Not applicable
AUTOMATIC TRANSACTIONS

You can open an account through our Systematic Investment Plan for $1,000 for Investor Class Shares and Retirement Class Shares and $100,000 for Institutional Class Shares. You must elect this option on your account application. Please call a Turner Funds representative at 1-800-224-6312 for assistance.

Regularly scheduled investments can be deducted automatically from your bank checking or savings account. You can arrange monthly, quarterly, semiannual or annual automatic investments.

If you have at least $10,000 for Investor Class Shares and Retirement Class Shares and $250,000 for Institutional Class Shares in your account, you may use the Systematic Withdrawal Plan. Under this Plan, you can arrange monthly, quarterly, semiannual or annual automatic withdrawals of at least $50 for Investor Class Shares and Retirement Class Shares and $25,000 for Institutional Class Shares from any Fund. The proceeds will be mailed to you by check or electronically transferred to your bank checking or savings account.

Not applicable

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OTHER POLICIES

Additional Information Regarding Fund Fees and Expenses

"Other Expenses" listed in the fee tables on the first page of each Fund's Summary Section ("Table") include dividends and interest on securities that a Fund sells short ("short sale dividends and interest"). Short sale dividends and interest are treated as an expense, and increase each Fund's total expense ratio. The "Shareholder Servicing Fee" listed in the Table is included as a part of each Fund's "Other Expenses" and is included in the Table for information purposes only. Finally, the "Acquired Fund Fees and Expenses" listed in the Table include the expense of acquired funds (e.g., available cash that is temporarily invested in money market funds) in which each Fund invests.

Foreign Investors

The Funds do not generally accept investments by non-U.S. persons (for these purposes, the United States includes its territories and possessions). Non-U.S. persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence. Please contact Turner Funds' Investor Services Team, at 1-800-224-6312, for more information.

Customer Identification and Verification

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. This information will be verified to ensure the identity of all persons opening a mutual fund account.

The Funds are required by law to reject your new account application if you do not provide the required identifying information.

In certain instances, the Funds are required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify your identity, and the Funds shall have no obligation with respect to the terms of any such document.

The Funds will attempt to collect any missing information required on the application by contacting you or, if applicable, your broker. If the Funds are unable to obtain this information within a timeframe established in its sole discretion (e.g., 72 hours), which may change from time to time, your application will be rejected.

Upon receipt of your application by the Funds' Transfer Agent or a designated financial intermediary in Good Order (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV per share next determined after receipt of your application in Good Order.

However, the Funds reserve the right to close your account at the then-current day's NAV and remit proceeds to you via check if it is unable to verify your identity. The Funds will attempt to verify your identity within a timeframe established in its sole discretion (e.g., 96 hours), which may change from time to time. The Funds further reserve the right to hold your proceeds until your check for the purchase of Fund shares clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

Anti-Money Laundering Program

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under Federal law. The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority or by applicable law.

Redemptions In-Kind

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in-kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale, as with any redemption. In addition, you will be subject to the risk that the value of the securities distributed to you may change until you sell them.

Redemption Fee

Sales or exchanges out of the Large Growth and All Cap Growth Funds, within 90 days of purchase are not currently subject to a redemption fee, but may be in the future. The Funds will provide notice to shareholders before they implement the redemption fee. Any redemption fee will not be assessed against persons who hold their shares through a single qualified retirement plan or other omnibus account arrangement where the purchase and sale orders of a number of persons are aggregated before being communicated to the Fund. Turner Funds reserves the right nonetheless to impose the fee on these accounts when a pattern of trading in an account emerges that is harmful to the Fund.

In calculating whether a sale of Fund shares (including an exchange) is subject to a redemption fee, a shareholder's holdings will be viewed on a first in/first out basis. This means that, in determining whether any fee is due, the shareholder will be deemed to have sold the shares he or she acquired earliest. The fee will be calculated based on the current price of the shares as of the trade date of the sale or exchange. Dividends and capital gains are not subject to the redemption fee.

Telephone/Online Transactions

Purchasing, selling and exchanging Fund shares over the telephone or via the website is extremely convenient, but not without risk. Turner Funds has

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established certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. So long as these safeguards and procedures are followed, Turner Funds generally will not be responsible for any losses or costs incurred by following telephone or web instructions we reasonably believe to be genuine. If you or your financial institution transacts business with Turner Funds over the telephone or via our website, you will generally bear the risk of any loss.

Signature Guarantees

A signature guarantee is a widely accepted way to protect shareholders by verifying the signature in certain circumstances including:

•  Written requests for redemptions in excess of $50,000;

•  All written requests to wire redemption proceeds to a bank other than the bank previously designated on the account application; and

•  Redemption requests that provide that the proceeds should be sent to an address other than the address of record or to a person other than the registered shareholder(s) for the account.

Signature guarantees can be obtained from any of the following institutions: a national or state bank, a trust company, a credit union, a federal savings and loan association, or a broker-dealer that is a member of a national securities exchange. A notarized signature from a notary public is not sufficient.

Before it grants a redemption request, a Fund may require a shareholder to furnish additional legal documents to insure proper authorization.

Accounts held by a corporation, trust, fiduciary or partnership, may require additional documentation along with a signature guaranteed letter of instruction. Please contact Shareholder Services at 1-800-224-6312 for more information. The Funds participate in the Paperless Legal Program.

Requests received with a Medallion Signature Guarantee will be reviewed for the proper criteria to meet the guidelines of the Program and may not require additional documentation.

Householding

To reduce expenses and demonstrate respect for the environment, we will deliver a single copy of the Funds' financial reports, prospectuses, proxy statements and other similar documents to multiple investors who: share a post office box or residential street address; and either have the same last name or we reasonably believe to be members of the same family, unless we receive contrary instructions from you. If you wish to receive individual delivery of the documents, please contact us at 1-800-224-6312, and individual delivery of the documents will begin within 30 days of your request. Otherwise, delivery of a single copy of the documents to multiple investors will continue indefinitely.

Closing the Funds to New Investors

We believe that there are limits to the amount an investment adviser can effectively invest in certain asset classes. Too many advisers try to manage more money regardless of their capacity to find attractive investments. Turner and the Funds will not do this. A Fund will be closed to new investors (with the limited exceptions explained elsewhere in this Prospectus) once assets under management reach certain specified levels.

For the micro cap growth style (which includes the assets of the Emerging Growth Fund), that level had been reached and the Emerging Growth was closed to new investors on March 7, 2000. Effective April 14, 2011, however, the Emerging Growth Fund was reopened to new investors and existing shareholders. For the small cap growth style (which includes the assets of the Small Cap Growth Fund), that level had been reached and the Small Cap Growth Fund was closed to new investors on July 31, 2004. Effective August 24, 2009, however, the Small Cap Growth Fund was reopened to new investors and existing shareholders. Turner and the Funds may reopen investment styles should asset levels fall below capacity limits. Existing shareholders of a Fund will be notified before it is closed to new investors. Existing shareholders of Investor Class Shares of the Funds that are eligible to hold Institutional Class Shares may exchange their Investor Class Shares for Institutional Class Shares.

If a Fund is closed to new investors, existing shareholders of that Fund and, at the discretion of the closed Fund, third party plan administrators that have existing agreements with Turner and/or any of the Funds, may: (i) make investments in the closed Fund, (ii) reinvest dividends and capital gains distributions in the closed Fund, and (iii) open additional accounts with the Fund, provided the new accounts are registered in the same shareholder name or have the same taxpayer identification or social security number assigned to them.

Shareholder Services

The Funds have adopted Shareholder Services Plans (the "Service Plans") that allow Investor Class and Retirement Class Shares of the Funds to pay service fees to organizations that enter into agreements ("Service Providers") to provide administrative services to the Funds. Under the Service Plans, if a Service Provider provides shareholder services, including responding to shareholder inquiries and assisting shareholders with their accounts, a Fund may pay shareholder service fees at an annual rate not to exceed 0.25% of its Investor Class or Retirement Class Shares' average daily net assets. Currently Investor Class Shares of all Funds and Retirement Class Shares of the Midcap Growth Fund pay 0.25% in shareholder servicing fees. Because these fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of charges.

Distribution of Fund Shares

Foreside Fund Services, LLC (the "Distributor"), a registered broker-dealer, serves as Distributor of the Funds. The Distributor may enter into arrangements with banks, broker-dealers and other financial institutions through which investors may purchase or redeem shares. The Distributor is not affiliated with the Adviser, Transfer Agent, Citi, or their affiliates.

The Funds have adopted a Distribution Plan for Retirement Class Shares (the "12b-1 Plan" and, together with the Service Plan, the "Plans") that allows Retirement Class Shares of the Funds to pay distribution fees to the Distributor and other Service Providers. Under the 12b-1 Plan, if a Service Provider provides distribution services, a Fund may pay distribution fees pursuant to Rule 12b-1 of the Investment Company Act of 1940 to the Distributor at an annual rate not to exceed 0.75% of the Fund's Retirement Class Shares' average daily net assets. Currently, Retirement Class Shares of

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the Midcap Growth Fund pay the Distributor 0.25% in distribution fees. The Distributor may pay any or all amounts received under the Rule 12b-1 Plan to other persons, including the Adviser or its affiliates, for any distribution activity. Because these fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of charges.

Turner and/or its affiliates are permitted to make payments relating to distribution, servicing and sales support activities out of their profits or other sources available to them (and not as an additional charge to the Funds). Turner and/or its affiliates may pay affiliated and unaffiliated service organizations compensation for the sale and distribution of shares of the Funds or for other services to the Funds and shareholders. These payments ("Additional Payments") would be in addition to Fund payments described in this Prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the service organization, or may be based on a percentage of the value of shares sold to, or held by, customers of the service organization. The aggregate amount of Additional Payments may be substantial. The Additional Payments include amounts that are sometimes referred to as "revenue sharing" payments. In some circumstances, these revenue sharing payments may create an incentive for a service organization, its employees or associated persons to recommend or sell shares of a Fund to you. Please contact your service organization for details about Additional Payments it may receive. For more information on Additional Payments, see the Statement of Additional Information. Turner does not direct portfolio transactions to broker-dealers in exchange for sales of Fund shares or to receive preferential marketing treatment.

Prime Broker

Goldman, Sachs & Co. ("Goldman") serves as Prime Broker of the Spectrum Fund. J.P. Morgan Clearing Corp. ("JPMorgan") serves as Prime Broker of the Medical Sciences Long/Short Fund and the Market Neutral Fund. Morgan Stanley & Co. LLC ("Morgan Stanley") serves as Prime Broker of the Titan Fund. Goldman, JPMorgan and Morgan Stanley have no responsibility for the preparation or accuracy of this Prospectus.

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DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Funds distribute their income annually as a dividend to shareholders.

The Funds make distributions of capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after we receive your written notice. To cancel your election, simply send written notice to the Fund.

Taxes

The following is a summary of certain U.S. tax considerations relevant under current law, which may be subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are individual U.S. citizens or residents. You should consult your tax adviser for further information regarding federal, state, local and foreign tax consequences relevant to your specific situation.

Distributions

Each Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). In general, the Funds' distributions will be taxable to you for federal, state and local income tax purposes. Distributions are taxable whether they are received in cash or reinvested in Fund shares. For federal tax purposes, Fund distributions attributable to short-term capital gains and net investment income are generally taxable to you as ordinary income. Distributions attributable to the net capital gain of a Fund generally are taxable to you as long-term capital gain. This is true no matter how long you own your shares.

Under current provisions of the Internal Revenue Code, the maximum long-term capital gain tax rate applicable to individuals, estates, and trusts is generally 23.8% (which includes a 3.8% Medicare tax). Also, Fund distributions to non-corporate shareholders attributable to dividends received by a Fund from U.S. and certain foreign corporations will generally be taxed at the long-term capital gain rate, as long as certain other requirements are met. The amount of a Fund's distributions that qualify for this favorable tax treatment may be reduced as a result of the Fund's securities lending activities, a high portfolio turnover rate or investments in debt securities or "non-qualified" foreign corporations. For these lower rates to apply to Fund distributions, the non-corporate shareholders must have owned their Fund shares for at least 61 days during the 121-day period beginning 60 days before a Fund's ex-dividend date.

Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in October, November or December but paid in January are taxable as if they were paid on December 31.

A percentage of the Funds' dividends paid to corporate shareholders may be eligible for the corporate dividends-received deduction. This percentage may, however, be reduced as a result of a Fund's securities lending activities, by a high portfolio turnover rate or by investments in debt securities or foreign corporations.

The Funds may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. If more than 50% of the value of the total assets of a Fund consists of stocks and securities (including debt securities) of foreign corporations at the close of a taxable year (which may be the case for the Global Opportunities Fund), the Fund may elect, for federal income tax purposes, to treat certain foreign taxes paid by it, including generally any withholding and other foreign income taxes, as paid by its shareholders. If a Fund makes this election, the amount of those foreign taxes paid by the Fund will be included in its shareholders' income pro rata (in addition to taxable distributions actually received by them), and each such shareholder will be entitled either (1) to credit that proportionate amount of taxes against U.S. federal income tax liability as a foreign tax credit or (2) to take that amount as an itemized deduction. If a Fund is not eligible or chooses not to make this election, the Fund will be entitled to deduct any such foreign taxes in computing the amounts it is required to distribute.

You should note that if you purchase shares of a Fund just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

Sales and Exchanges

You will generally recognize taxable gain or loss for federal income tax purposes on a sale, exchange or redemption of your shares, including an exchange of your shares of one Fund for shares of another Turner Fund, in an amount equal to the difference between your tax basis in the shares and the amount you receive for them. Generally, this gain or loss is long-term or short-term depending on whether your holding period exceeds twelve months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a disposition of shares of a Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

For shares of a Fund acquired after January 1, 2012 and disposed of after that date, cost basis will generally be reported to you by the Internal Revenue Service. Cost basis will be calculated using the Fund's default method of average cost or, for shares held through a broker, your broker's default method, unless you instruct the Fund or your broker, as the case may be, to use a different calculation method. (To aid in computing your tax basis, you should generally retain your account statements for the periods during which you held shares.)

59

PROSPECTUS

DIVIDENDS, DISTRIBUTIONS AND TAXES

IRAs and Other Tax-Qualified Plans

The one major exception to the tax principles described above is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Backup Withholding

If you (a) have provided either an incorrect Social Security Number or Taxpayer Identification Number or no number at all, (b) are subject to withholding by the Internal Revenue Service for prior failure to properly include reportable interest or dividends on your return, or (c) have failed to certify to Turner Funds, when required to do so, that you are not subject to backup withholding or are an "exempt recipient," then Turner Funds will be required in certain cases to withhold and remit to the Internal Revenue Service 28% of the dividends and distributions payable to you.

U.S. Tax Treatment of Foreign Shareholders

Generally, nonresident aliens, foreign corporations and other foreign investors are subject to a 30% withholding tax on dividends paid by a U.S. corporation, although the rate may be reduced for an investor that is a qualified resident of a foreign country with an applicable tax treaty with the United States. In the case of regulated investment companies such as the Funds, however, certain categories of dividends are exempt from the 30% withholding tax. These generally include dividends attributable to a Fund's net capital gains (the excess of net long-term capital gains over net short-term capital loss) and, for taxable years of a Fund beginning before January 1, 2014, dividends attributable to a Fund's interest income from U.S. obligors and dividends attributable to net short-term gains of a Fund. Generally, to obtain the benefit of any such exemptions, or the benefit of a reduction of withholding taxes as a result of a tax treaty, the shareholder must furnish the Fund with a properly completed Form W-8BEN.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on the sale, exchange or redemption of shares in the Funds.

In contrast, if a foreign investor conducts a trade or business in the United States and the investment in a Fund is effectively connected with that trade or business, or a foreign individual investor is a permanent United States resident or meets the "substantial presence" test based on the actual number of days present in the United States, then the foreign investor's income from a Fund will generally be subject to U.S. federal income tax at graduated rates in a manner similar to the income of a U.S. citizen or resident.

Beginning January 1, 2014, the Funds will be required to withhold 30% tax on certain payments to foreign entities that do not meet specified information reporting requirements under the Foreign Account Tax Compliance Act.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

State and Local Taxes

You may also be subject to state and local taxes on income from Fund shares. State income taxes may not apply, however, to the portions of a Fund's distributions, if any, that are attributable to interest on U.S.

government securities. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

Your investment in the Funds could have additional tax consequences. You should consult your tax professional for information regarding all tax consequences applicable to your investments in the Fund. This short summary is not intended as a substitute for careful tax planning.

More information is contained in the Statement of Additional Information.

60

PROSPECTUS

TURNER FUNDS FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Institutional Class, Investor Class and Retirement Class Shares of the Funds. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of each Fund's operation. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. The financial highlights are derived from each Fund's financial statements, which have been audited by KPMG LLP, Independent Registered Public Accountants whose report, along with each Fund's financial statements, appears in the annual report that accompanies our SAI. You can obtain the Turner Funds' annual report, which contains more performance information, at no charge by calling 1-800-224-6312.

Turner Market Neutral Fund – Institutional Class Shares

	2012		2011(1)
Net asset value, beginning of period	$10.53		$10.00
Net investment income (loss)	(0.11	)(2)	(0.09	)(2)
Realized and unrealized gains (losses) on investments	(0.02)		0.62
Total from investment operations	(0.13)		0.53
Dividends from net investment income	—		—
Distributions from capital gains	(0.22)		—
Total dividends and distributions	(0.22)		—
Net asset value, end of period	$10.18		$10.53
Total return	(1.23)%		5.30	%†
Net assets end of period (000)	$48,054		$8,679
Ratio of net expenses to average net assets††	1.94	%*(3)	1.95	%(4)
Ratio of total expenses to average net assets	2.57	%*	3.92%
Ratio of net investment income (loss) to average net assets††	(1.00	)%*	(1.27)%
Portfolio turnover rate†††	1,520%		1,184%

*  Does not include acquired fund fees or expenses.

†  Total return is for the period indicated and has not been annualized.

††  Inclusive of fees paid indirectly, waivers and/or reimbursements.

†††  Excludes effect of in-kind transfers and mergers, as applicable and has not been annualized.

(1)  Commenced operations on February 7, 2011. All ratios for the period have been annualized.

(2)  Based on average shares outstanding.

(3)  Dividend expense totaled 0.37% of average net assets for the year ended September 30, 2012, 0.37% of which was waived. Broker fees and charges on short sales totaled 0.22% of average net assets for the year ended September 30, 2012, 0.22% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.53% for the Institutional Class Shares.

(4)  Dividend expense totaled 0.44% of average net assets for the period ended September 30, 2011, 0.34% of which was waived. Broker fees and charges on short sales totaled 0.25% of average net assets for the period ended September 30, 2011, 0.19% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.48% for the Institutional Class Shares.

Amounts designated as "—" are either $0, not applicable or have been rounded to $0.

61

PROSPECTUS

TURNER FUNDS FINANCIAL HIGHLIGHTS

Turner Market Neutral Fund – Investor Class Shares

	2012		2011(1)
Net asset value, beginning of period	$10.52		$10.00
Net investment income (loss)	(0.14	)(2)	(0.10	)(2)
Realized and unrealized gains (losses) on investments	(0.03)		0.62
Total from investment operations	(0.17)		0.52
Dividends from net investment income	—		—
Distributions from capital gains	(0.22)		—
Total dividends and distributions	(0.22)		—
Net asset value, end of period	$10.13		$10.52
Total return	(1.62)%		5.20	%†
Net assets end of period (000)	$5,685		$3,233
Ratio of net expenses to average net assets††	2.19	%*(3)	2.20	%(4)
Ratio of total expenses to average net assets	2.82	%*	4.18%
Ratio of net investment income (loss) to average net assets††	(1.25	)%*	(1.54)%
Portfolio turnover rate†††	1,520%		1,184%

*  Does not include acquired fund fees or expenses.

†  Total return is for the period indicated and has not been annualized.

††  Inclusive of fees paid indirectly, waivers and/or reimbursements.

†††  Excludes effect of in-kind transfers and mergers, as applicable and has not been annualized.

(1)  Commenced operations on February 7, 2011. All ratios for the period have been annualized.

(2)  Based on average shares outstanding.

(3)  Dividend expense totaled 0.37% of average net assets for the year ended September 30, 2012, 0.37% of which was waived. Broker fees and charges on short sales totaled 0.22% of average net assets for the year ended September 30, 2012, 0.22% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.78% for the Investor Class Shares.

(4)  Dividend expense totaled 0.44% of average net assets for the period ended September 30, 2011, 0.34% of which was waived. Broker fees and charges on short sales totaled 0.25% of average net assets for the period ended September 30, 2011, 0.19% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.73% for the Investor Class Shares.

Amounts designated as "—" are either $0, not applicable or have been rounded to $0.

62

PROSPECTUS

TURNER FUNDS FINANCIAL HIGHLIGHTS

Turner Medical Sciences Long/Short Fund – Institutional Class Shares

	2012		2011(1)
Net asset value, beginning of period	$10.35		$10.00
Net investment income (loss)	(0.15	)(2)	(0.12	)(2)
Realized and unrealized gains (losses) on investments	(0.01)		0.47
Total from investment operations	(0.16)		0.35
Dividends from net investment income	—		—
Distributions from capital gains	—		—
Total dividends and distributions	—		—
Net asset value, end of period	$10.19		$10.35
Total return	(1.55)%		3.50	%†
Net assets end of period (000)	$37,117		$45,147
Ratio of net expenses to average net assets††	1.87	%*(3)	1.93	%(4)
Ratio of total expenses to average net assets	2.09	%*	2.74%
Ratio of net investment income (loss) to average net assets††	(1.45	)%*	(1.74)%
Portfolio turnover rate†††	900%		608%

*  Does not include acquired fund fees or expenses.

†  Total return is for the period indicated and has not been annualized.

††  Inclusive of fees paid indirectly, waivers and/or reimbursements.

†††  Excludes effect of in-kind transfers and mergers, as applicable and has not been annualized.

(1)  Commenced operations on February 7, 2011. All ratios for the period have been annualized.

(2)  Based on average shares outstanding.

(3)  Dividend expense totaled 0.04% of average net assets for the year ended September 30, 2012, 0.04% of which was waived. Broker fees and charges on short sales totaled 0.15% of average net assets for the year ended September 30, 2012, 0.15% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.06% for the Institutional Class Shares.

(4)  Dividend expense totaled 0.15% of average net assets for the period ended September 30, 2011, 0.12% of which was waived. Broker fees and charges on short sales totaled 0.47% of average net assets for the period ended September 30, 2011, 0.39% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.44% for the Institutional Class Shares.

Amounts designated as "—" are either $0, not applicable or have been rounded to $0.

63

PROSPECTUS

TURNER FUNDS FINANCIAL HIGHLIGHTS

Turner Medical Sciences Long/Short Fund – Investor Class Shares

	2012		2011(1)
Net asset value, beginning of period	$10.34		$10.00
Net investment income (loss)	(0.18	)(2)	(0.13	)(2)
Realized and unrealized gains (losses) on investments	—		0.47
Total from investment operations	(0.18)		0.34
Dividends from net investment income	—		—
Distributions from capital gains	—		—
Total dividends and distributions	—		—
Net asset value, end of period	$10.16		$10.34
Total return	(1.74)%		3.40	%†
Net assets end of period (000)	$9,606		$12,777
Ratio of net expenses to average net assets††	2.12	%*(3)	2.14	%(4)
Ratio of total expenses to average net assets	2.34	%*	2.89%
Ratio of net investment income (loss) to average net assets††	(1.70	)%*	(1.93)%
Portfolio turnover rate†††	900%		608%

*  Does not include acquired fund fees or expenses.

†  Total return is for the period indicated and has not been annualized.

††  Inclusive of fees paid indirectly, waivers and/or reimbursements.

†††  Excludes effect of in-kind transfers and mergers, as applicable and has not been annualized.

(1)  Commenced operations on February 7, 2011. All ratios for the period have been annualized.

(2)  Based on average shares outstanding.

(3)  Dividend expense totaled 0.04% of average net assets for the year ended September 30, 2012, 0.04% of which was waived. Broker fees and charges on short sales totaled 0.15% of average net assets for the year ended September 30, 2012, 0.15% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.31% for the Investor Class Shares.

(4)  Dividend expense totaled 0.15% of average net assets for the period ended September 30, 2011, 0.12% of which was waived. Broker fees and charges on short sales totaled 0.47% of average net assets for the period ended September 30, 2011, 0.39% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.65% for the Investor Class Shares.

Amounts designated as "—" are either $0, not applicable or have been rounded to $0.
64

PROSPECTUS

TURNER FUNDS FINANCIAL HIGHLIGHTS

Turner Spectrum Fund – Institutional Class Shares

	2012		2011		2010		2009(2)
Net asset value, beginning of period	$11.45		$10.82		$10.81		$10.00
Net investment income (loss)	(0.13	)(1)	(0.16	)(1)	(0.13	)(1)	(0.07	)(1)
Realized and unrealized gains (losses) on investments	0.04	(3)	0.79		0.21		0.88
Total from investment operations	(0.09)		0.63		0.08		0.81
Dividends from net investment income	—		—		—		—
Distributions from capital gains	(0.47)		—		(0.07)		—
Total dividends and distributions	(0.47)		—		(0.07)		—
Net asset value, end of period	$10.89		$11.45		$10.82		$10.81
Total return	(0.77)%		5.82%		0.77%		8.10	%†
Net assets end of period (000)	$832,857		$448,554		$179,526		$8,681
Ratio of net expenses to average net assets††	1.89	%*(7)	1.93	%(6)	1.91	%(5)	2.44	%(4)
Ratio of total expenses to average net assets	2.34	%*	2.48%		2.85%		5.63%
Ratio of net investment income (loss) to average net assets††	(1.15	)%*	(1.34)%		(1.23)%		(1.78)%
Portfolio turnover rate†††	996%		1,153%		1,808%		663%

*  Does not include acquired fund fees or expenses.

†  Total return is for the period indicated and has not been annualized.

††  Inclusive of fees paid indirectly, waivers and/or reimbursements.

†††  Excludes effect of in-kind transfers and mergers, as applicable. Not annualized for periods of less than one year.

(1)  Based on average shares outstanding.

(2)  Commenced operations on May 7, 2009. All ratios for the period have been annualized.

(3)  The amount shown for a share outstanding throughout the period and the aggregate net losses on investments for the period are not in accord, because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

(4)  Dividend expense totaled 0.70% of average net assets for the period ended September 30, 2009. If dividend expense had not been contractually waived, the ratios of net expenses to average net assets would have been 3.14% for the Institutional Class Shares. If broker fees and charges on short sales had not been included, the ratios of net expenses to average net assets would have been 1.94% for the Institutional Class Shares.

(5)  Dividend expense totaled 0.45% of average net assets for the year ended September 30, 2010, 0.42% of which was waived. Broker fees and charges on short sales totaled 0.38% of average net assets for the year ended September 30, 2010, 0.37% of which was waived beginning on January 13, 2010. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.70% for the Institutional Class Shares.

(6)  Dividend expense totaled 0.28% of average net assets for the year ended September 30, 2011, 0.22% of which was waived. Broker fees and charges on short sales totaled 0.32% of average net assets for the year ended September 30, 2011, 0.25% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.40% for the Institutional Class Shares.

(7)  Dividend expense totaled 0.20% of average net assets for the year ended September 30, 2012, 0.20% of which was waived. Broker fees and charges on short sales totaled 0.33% of average net assets for the year ended September 30, 2012, 0.33% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.42% for the Institutional Class Shares.

Amounts designated as "—" are either $0, not applicable or have been rounded to $0.

65

PROSPECTUS

TURNER FUNDS FINANCIAL HIGHLIGHTS

Turner Spectrum Fund – Investor Class Shares

	2012		2011		2010		2009(2)
Net asset value, beginning of period	$11.38		$10.78		$10.80		$10.00
Net investment income (loss)	(0.16	)(1)	(0.19	)(1)	(0.16	)(1)	(0.09	)(1)
Realized and unrealized gains (losses) on investments	0.05	(3)	0.79		0.21		0.89
Total from investment operations	(0.11)		0.60		0.05		0.80
Dividends from net investment income	—		—		—		—
Distributions from capital gains	(0.47)		—		(0.07)		—
Total dividends and distributions	(0.47)		—		(0.07)		—
Net asset value, end of period	$10.80		$11.38		$10.78		$10.80
Total return	(0.95)%		5.57%		0.49%		8.00	%†
Net assets end of period (000)	$126,533		$161,401		$52,361		$4,567
Ratio of net expenses to average net assets††	2.14	%*(7)	2.18	%(6)	2.17	%(5)	2.71	%(4)
Ratio of total expenses to average net assets	2.59	%*	2.70%		3.12%		5.84%
Ratio of net investment income (loss) to average net assets††	(1.40	)%*	(1.61)%		(1.52)%		(2.09)%
Portfolio turnover rate†††	996%		1,153%		1,808%		663%

*  Does not include acquired fund fees or expenses.

†  Total return is for the period indicated and has not been annualized.

††  Inclusive of fees paid indirectly, waivers and/or reimbursements.

†††  Excludes effect of in-kind transfers and mergers, as applicable. Not annualized for periods of less than one year.

(1)  Based on average shares outstanding.

(2)  Commenced operations on May 7, 2009. All ratios for the period have been annualized.

(3)  The amount shown for a share outstanding throughout the period and the aggregate net losses on investments for the period are not in accord, because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

(4)  Dividend expense totaled 0.70% of average net assets for the period ended September 30, 2009. If dividend expense had not been contractually waived, the ratios of net expenses to average net assets would have been 3.41% for the Investor Class Shares. If broker fees and charges on short sales had not been included, the ratios of net expenses to average net assets would have been 2.20% for the Investor Class Shares.

(5)  Dividend expense totaled 0.45% of average net assets for the year ended September 30, 2010, 0.42% of which was waived. Broker fees and charges on short sales totaled 0.38% of average net assets for the year ended September 30, 2010, 0.37% of which was waived beginning on January 13, 2010. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.96% for the Investor Class Shares.

(6)  Dividend expense totaled 0.28% of average net assets for the year ended September 30, 2011, 0.22% of which was waived. Broker fees and charges on short sales totaled 0.32% of average net assets for the year ended September 30, 2011, 0.25% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.65% for the Investor Class Shares.

(7)  Dividend expense totaled 0.20% of average net assets for the year ended September 30, 2012, 0.20% of which was waived. Broker fees and charges on short sales totaled 0.33% of average net assets for the year ended September 30, 2012, 0.33% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.67% for the Investor Class Shares.

Amounts designated as "—" are either $0, not applicable or have been rounded to $0.

66

PROSPECTUS

TURNER FUNDS FINANCIAL HIGHLIGHTS

Turner Titan Fund – Institutional Class Shares

	2012		2011(1)
Net asset value, beginning of period	$9.77		$10.00
Net investment income (loss)	(0.11	)(2)	(0.10	)(2)
Realized and unrealized gains (losses) on investments	0.67		(0.13)
Total from investment operations	0.56		(0.23)
Dividends from net investment income	—		—
Distributions from capital gains	(0.09)		—
Total dividends and distributions	(0.09)		—
Net asset value, end of period	$10.24		$9.77
Total return	5.75%		(2.30	)%†
Net assets end of period (000)	$25,811		$11,374
Ratio of net expenses to average net assets††	1.92	%*(4)	1.92	%(3)
Ratio of total expenses to average net assets	2.41	%*	3.54%
Ratio of net investment income (loss) to average net assets††	(1.03	)%*	(1.47)%
Portfolio turnover rate†††	834%		647%

*  Does not include acquired fund fees or expenses.

†  Total return is for the period indicated and has not been annualized.

††  Inclusive of fees paid indirectly, waivers and/or reimbursements.

†††  Excludes effect of in-kind transfers and mergers, as applicable and has not been annualized.

(1)  Commenced operations on February 7, 2011. All ratios for the period have been annualized.

(2)  Based on average shares outstanding.

(3)  Dividend expense totaled 0.28% of average net assets for the period ended September 30, 2011, 0.22% of which was waived. Broker fees and charges on short sales totaled 0.32% of average net assets for the period ended September 30, 2011, 0.25% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.20% for the Institutional Class Shares.

(4)  Dividend expense totaled 0.08% of average net assets for the period ended September 30, 2012, 0.08% of which was waived. Broker fees and charges on short sales totaled 0.23% of average net assets for the period ended September 30, 2012, 0.23% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.23% for the Institutional Class Shares.

Amounts designated as "—" are either $0, not applicable or have been rounded to $0.

67

PROSPECTUS

TURNER FUNDS FINANCIAL HIGHLIGHTS

Turner Titan Fund – Investor Class Shares

	2012		2011(1)
Net asset value, beginning of period	$9.76		$10.00
Net investment income (loss)	(0.13	)(2)	(0.11	)(2)
Realized and unrealized gains (losses) on investments	0.66		(0.13)
Total from investment operations	0.53		(0.24)
Dividends from net investment income	—		—
Distributions from capital gains	(0.09)		—
Total dividends and distributions	(0.09)		—
Net asset value, end of period	$10.20		$9.76
Total return	5.44%		(2.40	)%†
Net assets end of period (000)	$5,038		$2,711
Ratio of net expenses to average net assets††	2.17	%*(3)	2.16	%(4)
Ratio of total expenses to average net assets	2.66	%*	4.66%
Ratio of net investment income (loss) to average net assets††	(1.28	)%*	(1.65)%
Portfolio turnover rate†††	834%		647%

*  Does not include acquired fund fees or expenses.

†  Total return is for the period indicated and has not been annualized.

††  Inclusive of fees paid indirectly, waivers and/or reimbursements.

†††  Excludes effect of in-kind transfers and mergers, as applicable and has not been annualized.

(1)  Commenced operations on February 7, 2011. All ratios for the period have been annualized.

(2)  Based on average shares outstanding.

(3)  Dividend expense totaled 0.08% of average net assets for the period ended September 30, 2012, 0.08% of which was waived. Broker fees and charges on short sales totaled 0.23% of average net assets for the period ended September 30, 2012, 0.23% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.48% for the Investor Class Shares.

(4)  Dividend expense totaled 0.28% of average net assets for the period ended September 30, 2011, 0.22% of which was waived. Broker fees and charges on short sales totaled 0.32% of average net assets for the period ended September 30, 2011, 0.25% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.44% for the Investor Class Shares.

Amounts designated as "—" are either $0, not applicable or have been rounded to $0.

68

PROSPECTUS

TURNER FUNDS FINANCIAL HIGHLIGHTS

Turner All Cap Growth Fund – Investor Class Shares

	2012		2011		2010		2009		2008
Net asset value, beginning of period	$7.67		$7.03		$5.95		$5.60		$8.72
Net investment income (loss)	(0.02	)(1)	(0.11	)(1)	(0.09	)(1)	—	(1)	(0.07	)(1)
Realized and unrealized gains (losses) on investments	1.36		0.75		1.18		0.35		(3.05)
Total from investment operations	1.34		0.64		1.09		0.35		(3.12)
Dividends from net investment income	—		—		(0.01)		—		—
Distributions from capital gains	—		—		—		—		—
Total dividends and distributions	—		—		(0.01)		—		—
Net asset value, end of period	$9.01		$7.67		$7.03		$5.95		$5.60
Total return	17.47%		9.10%		18.25%		6.25%		(35.78)%
Net assets end of period (000)	$25,840		$33,053		$23,227		$26,324		$32,759
Ratio of net expenses to average net assets††	0.86%		1.73%		1.64%		0.62	%(2)	1.52	%(3)
Ratio of total expenses to average net assets	1.34%		2.12%		2.15%		1.23%		1.90%
Ratio of net investment income (loss) to average net assets††	(0.25)%		(1.29)%		(1.38)%		0.09%		(0.89)%
Portfolio turnover rate†††	182%		205%		115%		220%		323%

††  Inclusive of fees paid indirectly, waivers and/or reimbursements.

†††  Excludes effect of in-kind transfers and mergers, as applicable.

(1)  Based on average shares outstanding.

(2)  Excluding fees paid indirectly, the ratio of net expenses to average net assets would have been 0.63%.

(3)  Excluding fees paid indirectly, the ratio of net expenses to average net assets would have been 1.54%.

Amounts designated as "—" are either $0, not applicable or have been rounded to $0.

69

PROSPECTUS

TURNER FUNDS FINANCIAL HIGHLIGHTS

Turner Emerging Growth Fund – Institutional Class Shares

	2012		2011		2010		2009(2)
Net asset value, beginning of period	$45.83		$42.51		$37.78		$28.45
Net investment income (loss)	(0.34	)(1)	(0.40	)(1)	(0.31	)(1)	(0.12	)(1)
Realized and unrealized gains (losses) on investments	12.19		3.72		5.04		9.45
Total from investment operations	11.85		3.32		4.73		9.33
Dividends from net investment income	—		—		—		—
Distributions from capital gains	—		—		—		—
Total dividends and distributions	—		—		—		—
Net asset value, end of period	$57.68		$45.83		$42.51		$37.78
Total return	25.86%		7.81%		12.52%		32.79	%†
Net assets end of period (000)	$69,391		$67,035		$276,445		$243,790
Ratio of net expenses to average net assets††	1.15%		1.15%		1.15%		1.15%
Ratio of total expenses to average net assets	1.30%		1.27%		1.28%		1.33%
Ratio of net investment income (loss) to average net assets††	(0.62)%		(0.77)%		(0.77)%		(0.54)%
Portfolio turnover rate†††	75%		74%		96%		78%

†  Total return is for the period indicated and has not been annualized.

††  Inclusive of fees paid indirectly, waivers and/or reimbursements.

†††  Excludes effect of in-kind transfers and mergers, as applicable. Not annualized for periods of less than one year.

(1)  Based on average shares outstanding.

(2)  Commenced operations on February 1, 2009. All ratios for the period have been annualized.

Amounts designated as "—" are either $0, not applicable or have been rounded to $0.

70

PROSPECTUS

TURNER FUNDS FINANCIAL HIGHLIGHTS

Turner Emerging Growth Fund – Investor Class Shares

	2012		2011		2010		2009		2008
Net asset value, beginning of period	$45.52		$42.32		$37.71		$46.42		$64.06
Net investment income (loss)	(0.47	)(1)	(0.52	)(1)	(0.41	)(1)	(0.22	)(1)	(0.35	)(1)
Realized and unrealized gains (losses) on investments	12.11		3.72		5.02		(7.31)		(8.54)
Total from investment operations	11.64		3.20		4.61		(7.53)		(8.89)
Dividends from net investment income	—		—		—		—		(0.25)
Distributions from capital gains	—		—		—		(1.18)		(8.50)
Total dividends and distributions	—		—		—		(1.18)		(8.75)
Net asset value, end of period	$57.16		$45.52		$42.32		$37.71		$46.42
Total return	25.57%		7.56%		12.22%		(15.58)%		(16.08)%
Net assets end of period (000)	$168,990		$159,127		$176,823		$188,812		$529,578
Ratio of net expenses to average net assets††	1.40%		1.40%		1.40%		1.40%		1.40%
Ratio of total expenses to average net assets	1.55%		1.55%		1.53%		1.56%		1.49%
Ratio of net investment income (loss) to average net assets††	(0.87)%		(1.01)%		(1.02)%		(0.71)%		(0.66)%
Portfolio turnover rate†††	75%		74%		96%		78%		71%

††  Inclusive of fees paid indirectly, waivers and/or reimbursements.

†††  Excludes effect of in-kind transfers and mergers, as applicable.

(1)  Based on average shares outstanding.

Amounts designated as "—" are either $0, not applicable or have been rounded to $0.

71

PROSPECTUS

TURNER FUNDS FINANCIAL HIGHLIGHTS

Turner Large Growth Fund – Institutional Class Shares

	2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.50	$10.56	$9.93	$10.41	$14.39
Net investment income (loss)	0.02 (1)	— (1)	0.02 (1)	0.05 (1)	0.06 (1)
Realized and unrealized gains (losses) on investments	2.34	(0.04)	0.65	(0.48)	(4.01)
Total from investment operations	2.36	(0.04)	0.67	(0.43)	(3.95)
Dividends from net investment income	—	(0.02)	(0.04)	(0.05)	(0.03)
Distributions from capital gains	—	—	—	—	—
Total dividends and distributions	—	(0.02)	(0.04)	(0.05)	(0.03)
Net asset value, end of period	$12.86	$10.50	$10.56	$9.93	$10.41
Total return	22.48%	(0.39)%	6.76%	(3.97)%	(27.53)%
Net assets end of period (000)	$201,051	$382,336	$377,650	$381,277	$360,083
Ratio of net expenses to average net assets††	0.69%	0.69%	0.69%	0.69%	0.69%
Ratio of total expenses to average net assets	0.91%	0.89%	0.87%	0.92%	0.90%
Ratio of net investment income (loss) to average net assets††	0.15%	(0.03)%	0.20%	0.65%	0.42%
Portfolio turnover rate†††	105%	182%	178%	126%	200%

††  Inclusive of fees paid indirectly, waivers and/or reimbursements.

†††  Excludes effect of in-kind transfers and mergers, as applicable.

(1)  Based on average shares outstanding.

Amounts designated as "—" are either $0, not applicable or have been rounded to $0.

72

PROSPECTUS

TURNER FUNDS FINANCIAL HIGHLIGHTS

Turner Large Growth Fund – Investor Class Shares

	2012		2011		2010	2009	2008
Net asset value, beginning of period	$10.42		$10.49		$9.87	$10.34	$14.33
Net investment income (loss)	(0.01	)(1)	(0.03	)(1)	— (1)	0.03 (1)	0.02 (1)
Realized and unrealized gains (losses) on investments	2.33		(0.04)		0.64	(0.47)	(3.99)
Total from investment operations	2.32		(0.07)		0.64	(0.44)	(3.97)
Dividends from net investment income	—		—		(0.02)	(0.03)	(0.02)
Distributions from capital gains	—		—		—	—	—
Total dividends and distributions	—		—		(0.02)	(0.03)	(0.02)
Net asset value, end of period	$12.74		$10.42		$10.49	$9.87	$10.34
Total return	22.26%		(0.67)%		6.51%	(4.21)%	(27.76)%
Net assets end of period (000)	$47,861		$56,661		$163,750	$252,916	$260,692
Ratio of net expenses to average net assets††	0.94%		0.94%		0.94%	0.94%	0.94%
Ratio of total expenses to average net assets	1.16%		1.13%		1.12%	1.17%	1.15%
Ratio of net investment income (loss) to average net assets††	(0.10)%		(0.28)%		(0.05)%	0.41%	0.15%
Portfolio turnover rate†††	105%		182%		178%	126%	200%

††  Inclusive of fees paid indirectly, waivers and/or reimbursements.

†††  Excludes effect of in-kind transfers and mergers, as applicable.

(1)  Based on average shares outstanding.

Amounts designated as "—" are either $0, not applicable or have been rounded to $0.

73

PROSPECTUS

TURNER FUNDS FINANCIAL HIGHLIGHTS

Turner Midcap Growth Fund – Institutional Class Shares

	2012		2011		2010		2009		2008(2)
Net asset value, beginning of period	$30.42		$29.90		$26.12		$26.20		$34.67
Net investment income (loss)	(0.05	)(1)	(0.06	)(1)	(0.08	)(1)	(0.01	)(1)	(0.01	)(1)
Realized and unrealized gains (losses) on investments	5.02		0.58		3.86		(0.07)		(8.46)
Total from investment operations	4.97		0.52		3.78		(0.08)		(8.47)
Dividends from net investment income	—		—		—		—		—
Distributions from capital gains	—		—		—		—		—
Total dividends and distributions	—		—		—		—		—
Net asset value, end of period	$35.39		$30.42		$29.90		$26.12		$26.20
Total return	16.34%		1.74%		14.47%		(0.31)%		(24.43	)%†
Net assets end of period (000)	$236,147		$245,480		$164,993		$136,069		$137,451
Ratio of net expenses to average net assets††	0.93%		0.93%		0.93%		0.93%		0.93	%(3)
Ratio of total expenses to average net assets	1.04%		1.05%		1.03%		1.08%		1.03%
Ratio of net investment income (loss) to average net assets††	(0.14)%		(0.18)%		(0.29)%		(0.05)%		(0.09)%
Portfolio turnover rate†††	121%		104%		90%		120%		157%

†  Total return is for the period indicated and has not been annualized.

††  Inclusive of fees paid indirectly, waivers and/or reimbursements.

†††  Excludes effect of in-kind transfers and mergers, as applicable. Not annualized for periods of less than one year.

(1)  Based on average shares outstanding.

(2)  Commenced operations on June 16, 2008. All ratios for the period have been annualized.

(3)  Excluding fees paid indirectly, the ratio of net expenses to average net assets would have been 0.94%.

Amounts designated as "—" are either $0, not applicable or have been rounded to $0.

74

PROSPECTUS

TURNER FUNDS FINANCIAL HIGHLIGHTS

Turner Midcap Growth Fund – Investor Class Shares

	2012		2011		2010		2009		2008
Net asset value, beginning of period	$30.16		$29.73		$26.03		$26.18		$35.71
Net investment income (loss)	(0.13	)(1)	(0.13	)(1)	(0.15	)(1)	(0.06	)(1)	(0.14	)(1)
Realized and unrealized gains (losses) on investments	5.00		0.56		3.85		(0.09)		(9.39)
Total from investment operations	4.87		0.43		3.70		(0.15)		(9.53)
Dividends from net investment income	—		—		—		—		—
Distributions from capital gains	—		—		—		—		—
Total dividends and distributions	—		—		—		—		—
Net asset value, end of period	$35.03		$30.16		$29.73		$26.03		$26.18
Total return	16.15%		1.45%		14.21%		(0.57)%		(26.69)%
Net assets end of period (000)	$404,427		$471,286		$751,124		$859,640		$994,545
Ratio of net expenses to average net assets††	1.18%		1.18%		1.18%		1.18%		1.18%
Ratio of total expenses to average net assets	1.29%		1.28%		1.28%		1.33%		1.25%
Ratio of net investment income (loss) to average net assets††	(0.39)%		(0.38)%		(0.54)%		(0.29)%		(0.44)%
Portfolio turnover rate†††	121%		104%		90%		120%		157%

††  Inclusive of fees paid indirectly, waivers and/or reimbursements.

†††  Excludes effect of in-kind transfers and mergers, as applicable.

(1)  Based on average shares outstanding.

Amounts designated as "—" are either $0, not applicable or have been rounded to $0.

75

PROSPECTUS

TURNER FUNDS FINANCIAL HIGHLIGHTS

Turner Midcap Growth Fund – Retirement Class Shares

	2012		2011		2010		2009		2008
Net asset value, beginning of period	$29.05		$28.71		$25.20		$25.40		$34.74
Net investment income (loss)	(0.20	)(1)	(0.22	)(1)	(0.21	)(1)	(0.11	)(1)	(0.22	)(1)
Realized and unrealized gains (losses) on investments	4.80		0.56		3.72		(0.09)		(9.12)
Total from investment operations	4.60		0.34		3.51		(0.20)		(9.34)
Dividends from net investment income	—		—		—		—		—
Distributions from capital gains	—		—		—		—		—
Total dividends and distributions	—		—		—		—		—
Net asset value, end of period	$33.65		$29.05		$28.71		$25.20		$25.40
Total return	15.83%		1.18%		13.93%		(0.79)%		(26.89)%
Net assets end of period (000)	$4,811		$3,972		$4,578		$3,892		$5,784
Ratio of net expenses to average net assets††	1.43%		1.43%		1.43%		1.43%		1.43%
Ratio of total expenses to average net assets	1.54%		1.54%		1.53%		1.58%		1.50%
Ratio of net investment income (loss) to average net assets††	(0.64)%		(0.63)%		(0.79)%		(0.55)%		(0.69)%
Portfolio turnover rate†††	121%		104%		90%		120%		157%

††  Inclusive of fees paid indirectly, waivers and/or reimbursements.

†††  Excludes effect of in-kind transfers and mergers, as applicable.

(1)  Based on average shares outstanding.

Amounts designated as "—" are either $0, not applicable or have been rounded to $0.

76

PROSPECTUS

TURNER FUNDS FINANCIAL HIGHLIGHTS

Turner Small Cap Growth Fund – Investor Class Shares

	2012		2011		2010		2009		2008
Net asset value, beginning of period	$27.83		$28.97		$25.17		$26.45		$32.98
Net investment income (loss)	(0.23	)(1)	(0.26	)(1)	(0.20	)(1)	(0.07	)(1)	(0.15	)(1)
Realized and unrealized gains (losses) on investments	8.36		(0.88)		4.00		(1.21)		(6.38)
Total from investment operations	8.13		(1.14)		3.80		(1.28)		(6.53)
Dividends from net investment income	—		—		—		—		—
Distributions from capital gains	—		—		—		—		—
Total dividends and distributions	—		—		—		—		—
Net asset value, end of period	$35.96		$27.83		$28.97		$25.17		$26.45
Total return	29.21%		(3.94)%		15.10%		(4.84)%		(19.80)%
Net assets end of period (000)	$250,099		$229,919		$274,925		$250,860		$249,434
Ratio of net expenses to average net assets††	1.25%		1.25%		1.25%		1.25%		1.25	%(2)
Ratio of total expenses to average net assets	1.53%		1.53%		1.52%		1.58%		1.51%
Ratio of net investment income (loss) to average net assets††	(0.68)%		(0.76)%		(0.74)%		(0.36)%		(0.48)%
Portfolio turnover rate†††	100%		119%		89%		113%		141%

††  Inclusive of fees paid indirectly, waivers and/or reimbursements.

†††  Excludes effect of in-kind transfers and mergers, as applicable.

(1)  Based on average shares outstanding.

(2)  Excluding fees paid indirectly, the ratio of net expenses to average net assets would have been 1.26%.

Amounts designated as "—" are either $0, not applicable or have been rounded to $0.

77

PROSPECTUS

TURNER FUNDS FINANCIAL HIGHLIGHTS

Turner Global Opportunities Fund – Institutional Class Shares

	2012		2011		2010(2)
Net asset value, beginning of period	$11.38		$11.52		$10.00
Net investment income (loss)	(0.03	)(1)	(0.04	)(1)	(0.01	)(1)
Realized and unrealized gains (losses) on investments	2.31		(0.10)		1.53
Total from investment operations	2.28		(0.14)		1.52
Dividends from net investment income	—		—		—
Distributions from capital gains	(0.35)		—		—
Total dividends and distributions	(0.35)		—		—
Net asset value, end of period	$13.31		$11.38		$11.52
Total return	20.53%		(1.22)%		15.20	%†
Net assets end of period (000)	$1,654		$910		$1,153
Ratio of net expenses to average net assets††	1.10%		1.10%		1.10%
Ratio of total expenses to average net assets	4.09%		3.63%		8.33%
Ratio of net investment income (loss) to average net assets††	(0.27)%		(0.31)%		(0.31)%
Portfolio turnover rate†††	95%		178%		37%

†  Total return is for the period indicated and has not been annualized.

††  Inclusive of fees paid indirectly, waivers and/or reimbursements.

†††  Excludes effect of in-kind transfers and mergers, as applicable. Not annualized for periods of less than one year.

(1)  Based on average shares outstanding.

(2)  Commenced operations on May 7, 2010. All ratios for the period have been annualized.

Amounts designated as "—" are either $0, not applicable or have been rounded to $0.

78

PROSPECTUS

TURNER FUNDS FINANCIAL HIGHLIGHTS

Turner Global Opportunities Fund – Investor Class Shares

	2012		2011		2010(2)
Net asset value, beginning of period	$11.33		$11.50		$10.00
Net investment income (loss)	(0.07	)(1)	(0.06	)(1)	(0.03	)(1)
Realized and unrealized gains (losses) on investments	2.31		(0.11)		1.53
Total from investment operations	2.24		(0.17)		1.50
Dividends from net investment income	—		—		—
Distributions from capital gains	(0.35)		—		—
Total dividends and distributions	(0.35)		—		—
Net asset value, end of period	$13.22		$11.33		$11.50
Total return	20.27%		(1.48)%		15.00	%†
Net assets end of period (000)	$251		$478		$—
Ratio of net expenses to average net assets††	1.35%		1.35%		1.56%
Ratio of total expenses to average net assets	4.42%		3.16%		8.92%
Ratio of net investment income (loss) to average net assets††	(0.52)%		(0.44)%		(0.77)%
Portfolio turnover rate†††	95%		178%		37%

†  Total return is for the period indicated and has not been annualized.

††  Inclusive of fees paid indirectly, waivers and/or reimbursements.

†††  Excludes effect of in-kind transfers and mergers, as applicable. Not annualized for periods of less than one year.

(1)  Based on average shares outstanding.

(2)  Commenced operations on May 7, 2010. All ratios for the period have been annualized.

Amounts designated as "—" are either $0, not applicable or have been rounded to $0.

79

Turner Funds

Investment Adviser

Turner Investments, L.P.
1205 Westlakes Drive, Suite 100
Berwyn, PA 19312

Distributor

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

More information about the Funds is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated January 31, 2013 includes information about the Funds. The SAI is on file with the SEC and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.

Annual and Semiannual Reports

These reports contain information about each Fund's holdings, investment strategies, recent market conditions and trends, and their impact on Fund performance. These reports also contain detailed financial information about the Funds.

To obtain an SAI, Annual or Semiannual Report, without charge, upon request, or to request other information about the Funds or to make shareholder inquiries:

By Telephone: Call 1-800-224-6312

By Mail:  Write to Turner Funds at:
P.O. Box 219805
Kansas City, MO 64121-9805

By Internet: www.turnerinvestments.com

From the SEC: You can also obtain the SAI or the Annual and Semiannual Reports, as well as other information about Turner Funds, from the EDGAR Database on the SEC's website (www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to:

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102.

You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

Turner Funds' Investment Company Act registration number is 811-07527.

TUR-F-30-23

Prospectus

January 31, 2013

Long/Short equity funds

Turner Market Neutral Fund

•  Class C Shares (TMNCX)

Turner Medical Sciences Long/Short Fund

•  Class C Shares (TMSCX)

Turner Spectrum Fund

•  Class C Shares (TSCCX)

Turner Titan Fund

•  Class C Shares (TTLCX)

Investment Adviser:

Turner Investments, L.P.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

PROSPECTUS

ABOUT THIS PROSPECTUS

This Prospectus has been arranged into different sections so that you can easily review this important information.

1	Summary Section
1	Turner Market Neutral Fund
4	Turner Medical Sciences Long/Short Fund
7	Turner Spectrum Fund
12	Turner Titan Fund
15	Additional Information about Fund Strategies and Risks
22	Investments and Portfolio Management
24	Purchasing, Selling and Exchanging Class C Shares of the Turner Funds
28	Other Policies
30	Dividends, Distributions and Taxes
32	Financial Highlights

To obtain more information about Turner Funds, please refer to the back cover of this Prospectus.

PROSPECTUS

SUMMARY SECTION

Turner Market Neutral Fund

Investment Objective

The Turner Market Neutral Fund seeks capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)

Class C Shares
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or redemption proceeds)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class C Shares
Investment Advisory Fees	1.50%
Distribution (12b-1) Fees	0.75%
Other Expenses	1.07%
Shareholder Servicing Fee	0.25%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	3.58%
Fee Waivers and Expense Reimbursements	(0.63)%[1]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	2.95%

1  Turner Investments, L.P. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the Fund's "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of the Class C Shares from exceeding 2.95%, through January 31, 2014. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2014. Turner may discontinue this arrangement at any time after January 31, 2014.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Turner Market Neutral Fund — Class C Shares	$398	$1,039	$1,801	$3,804

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Turner Market Neutral Fund — Class C Shares	$298	$1,039	$1,801	$3,804

1

PROSPECTUS

SUMMARY SECTION

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1,520% of the average value of its portfolio.

Principal Strategy

The Turner Market Neutral Fund invests in stocks of companies with any capitalization range using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. Primarily, the Fund takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price. The Fund's holdings may range from small companies with over $100 million in market capitalization at the time of purchase to larger, established firms in a variety of industries and sectors. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.

It is anticipated that the Fund will typically hold between 25 and 50 securities long, and between 25 and 50 securities short, with a typical allocation generally resulting in a market neutral exposure, although there can be no assurance that will be the case. Generally, the Adviser will attempt to maintain an approximately equal weighting among each of the Fund's positions. However, these weightings are expected to vary over time as a result of market fluctuations.

The Fund may invest and trade, both long and short, in a broad range of domestic and foreign equities (including, common stock, preferred stock, or securities convertible into common stock). The Fund's investments in foreign stocks may include emerging market securities.

The Fund will buy and sell securities frequently as part of its investment strategy.

Principal Risks

The Fund is intended for investors seeking long-term growth of capital.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. You could lose all, or a substantial portion, of your investment in the Fund.

The Fund may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund's net asset value and total return.

The Fund is subject to the risks associated with selling securities short. A short sale results in a loss if the price of the securities sold short increases. In a generally rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value.

The Fund is subject to the risk that small, medium and large capitalization stocks may underperform other segments of the equity market or the equity markets as a whole. The medium and small capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium and small sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium and small capitalization stock prices may be more volatile than those of larger companies. The Fund invests long in companies that Turner believes are favorably priced in relation to their fundamental value and will likely appreciate over time and short in securities of companies that Turner believes are overpriced in relation to their fundamental value and will likely depreciate over time.

The Fund is subject to risks due to its foreign investments. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund's investments will generate taxable income and realized capital gains. Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities.

Performance Information

The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.turnerinvestments.com.

2

PROSPECTUS

SUMMARY SECTION

This bar chart shows changes in the performance of the Fund's Class C Shares (excluding sales charges, which if included, would cause return(s) to be lower) from year to year since the Fund's inception.1

1  The above information is based on a calendar year. The Fund's Class C Shares commenced operations on February 7, 2011.

Best Quarter	Worst Quarter
0.00 (03/31/12)%	(3.30 (12/31/12))%

This table compares the Fund's class C Shares average annual total returns for the periods ended December 31, 2012 to those of the S&P 500 Index, Barclays Capital U.S. Aggregate Bond Index and Lipper Equity Market-Neutral Funds Average. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. The after-tax figures shown are for Class C Shares only. Your after-tax returns may differ from those shown. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

Average Annual Total Returns
(for the periods ended December 31, 2012)

	1 Year	Since Inception (02/07/11)
Turner Market Neutral Fund
Before taxes on distributions	(6.14)%	(0.57)%
After taxes on distributions	(6.14)%	(0.96)%
After taxes on distributions and sale of shares	(3.99)%	(0.70)%
S&P 500 Index[1]	16.00%	6.55%
Barclays Capital U.S. Aggregate Bond Index[2]	4.21%	6.82%
Lipper Equity Market-Neutral Funds Average[3]	1.24%	1.07%

1  The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings.

2  The Barclays Capital U.S. Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds, and mortgage-backed and asset-backed securities.

3  Lipper Equity Market-Neutral Funds Average represents the average annualized total return for all reporting funds in the Lipper Equity Market-Neutral Fund category.

What Is An Index?

An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.

Management

Investment Adviser

Turner Investments, L.P. ("Turner" or the "Adviser") serves as the investment adviser to the Market Neutral Fund.

Portfolio Managers

Matthew D. Glaser, Chief of Investment Strategies and Executive Managing Director is the lead portfolio manager of the Market Neutral Fund. Mr. Glaser joined Turner in 2007.

Purchase and Sale of Fund Shares

Investors may not purchase or redeem shares directly. Shares may be purchased or redeemed only through retirement plans, broker-dealers, bank trust departments, financial advisors, or other financial intermediaries, on any day that the New York Stock Exchange ("NYSE") is open for business, between 9:00 A.M. and 4:00 P.M.

Minimum Initial Investments

•  In general, the Fund's minimum initial investment is $2,500 for Class C Shares;

•  The minimum initial investment for the Systematic Investment Plan is $1,000 for Class C Shares; and

•  The minimum initial investment for Individual Retirement Accounts is $2,000 for Class C Shares.

Minimum Subsequent Investments

•  $50 for Class C Shares; and

•  $50 for Class C Shares through the Systematic Investment Plan.

Tax Information

The Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). In general, the Fund's distributions will be taxable to you for federal, state and local income tax purposes as ordinary income or capital gains, except that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial representative or visit your financial intermediary's website for more information.

3

PROSPECTUS

SUMMARY SECTION

Turner Medical Sciences Long/Short Fund

Investment Objective

The Turner Medical Sciences Long/Short Fund seeks capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)

Class C Shares
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or redemption proceeds)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class C Shares
Investment Advisory Fees	1.50%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.59%
Shareholder Servicing Fee	0.25%
Acquired Fund Fees and Expenses	0.08%
Total Annual Fund Operating Expenses	3.17%
Fee Waivers and Expense Reimbursements	(0.22)%[1]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	2.95%

1  Turner Investments, L.P. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the Fund's "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of the Class C Shares from exceeding 2.95%, through January 31, 2014. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2014. Turner may discontinue this arrangement at any time after January 31, 2014.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Turner Medical Sciences Long/Short Fund — Class C Shares	$398	$957	$1,640	$3,461

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Turner Medical Sciences Long/Short Fund — Class C Shares	$298	$957	$1,640	$3,461

4

PROSPECTUS

SUMMARY SECTION

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 900% of the average value of its portfolio.

Principal Strategy

The Turner Medical Sciences Long/Short Fund invests primarily (at least 80% of its net assets) in stocks of companies engaged in the health care sector using a long/short growth strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. Primarily, the Fund takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price. The Fund's holdings may generally range from small companies with over $250 million in market capitalization at the time of purchase to larger, established firms in the health care industry. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. Investments may also be made in other sectors of the equity markets.

It is anticipated that the Fund will typically hold between 15 and 75 securities long, and between 15 and 75 securities short, with a typical allocation generally resulting in a net long exposure, although there can be no assurance that will be the case.

The Fund may invest and trade, both long and short, in a broad range of domestic and foreign equities (including, common stock, preferred stock, or securities convertible into common stock). The Fund's investments in foreign stocks may include emerging market securities.

The Fund will buy and sell securities frequently as part of its investment strategy.

Principal Risks

The Fund is intended for investors seeking long-term growth of capital.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. You could lose all, or a substantial portion, of your investment in the Fund.

The Fund is subject to the risks associated with health care-related companies. Many health care-related companies are smaller and less seasoned than companies in other sectors. Health care-related companies may also be strongly affected by scientific or technological developments and their products may quickly become obsolete. Many health care-related companies offer products and services that are subject to governmental regulation and may be adversely affected by changes in governmental policies or laws.

The Fund is subject to the risks associated with selling securities short. A short sale results in a loss if the price of the securities sold short increases. In a generally rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value.

The Fund is subject to the risk that small, medium and large capitalization stocks may underperform other segments of the equity market or the equity markets as a whole. The medium and small capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium and small sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium and small capitalization stock prices may be more volatile than those of larger companies. The Fund invests long in companies that Turner believes are favorably priced in relation to their fundamental value and will likely appreciate over time and short in securities of companies that Turner believes are overpriced in relation to their fundamental value and will likely depreciate over time.

The Fund is subject to risks due to its foreign investments. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund's investments will generate taxable income and realized capital gains. Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities.

Performance Information

The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.turnerinvestments.com.

5

PROSPECTUS

SUMMARY SECTION

This bar chart shows changes in the performance of the Fund's Class C Shares (excluding sales charges, which if included, would cause return(s) to be lower) from year to year since the Fund's Inception.1

1  The above information is based on a calendar year. The Fund's Class C Shares commenced operations on February 7, 2011.

Best Quarter	Worst Quarter
0.49 (06/30/12)%	(2.39 (12/31/12))%

This table compares the Fund's Class C Shares average annual total returns for the periods ended December 31, 2012 to those of the S&P 500 Index, Barclays Capital U.S. Aggregate Bond Index and Lipper Long/Short Equity Funds Classification. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. The after-tax figures shown are for Class C Shares. Your after-tax returns may differ from those shown. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

Average Annual Total Returns
(for the periods ended December 31, 2012)

	1 Year	Since Inception (02/07/11)
Turner Medical Sciences Long/Short Fund
Before taxes on distributions	(5.62)%	(1.06)%
After taxes on distributions	(5.62)%	(1.06)%
After taxes on distributions and sale of shares	(3.65)%	(0.90)%
S&P 500 Index[1]	16.00%	6.55%
Barclays Capital U.S. Aggregate Bond Index[2]	4.21%	6.82%
Lipper Long/Short Equity Funds Classification[3]	5.30%	0.63%

1  The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings.

2  The Barclays Capital U.S. Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds, and mortgage-backed and asset-backed securities.

3  Lipper Long/Short Equity Funds Classification represents the average annualized total return for all reporting funds in the Lipper Long/Short Equity Fund category.

What Is An Index?

An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.

Management

Investment Adviser

Turner Investments, L.P. ("Turner" or the "Adviser") serves as the investment adviser to the Medical Sciences Long/Short Fund.

Portfolio Managers

Vijay Shankaran, MD, PhD, Security Analyst/Portfolio Manager, is the lead portfolio manager of the Medical Sciences Long/Short Fund. Mr. Shankaran joined Turner in 2006.

Purchase and Sale of Fund Shares

Investors may not purchase or redeem shares directly. Shares may be purchased or redeemed only through retirement plans, broker-dealers, bank trust departments, financial advisors, or other financial intermediaries, on any day that the New York Stock Exchange ("NYSE") is open for business, between 9:00 A.M. and 4:00 P.M.

Minimum Initial Investments

•  In general, the Fund's minimum initial investment is $2,500 for Class C Shares;

•  The minimum initial investment for the Systematic Investment Plan is $1,000 for Class C Shares; and

•  The minimum initial investment for Individual Retirement Accounts is $2,000 for Class C Shares.

Minimum Subsequent Investments

•  $50 for Class C Shares; and

•  $50 for Class C Shares through the Systematic Investment Plan.

Tax Information

The Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). In general, the Fund's distributions will be taxable to you for federal, state and local income tax purposes as ordinary income or capital gains, except that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial representative or visit your financial intermediary's website for more information.

6

PROSPECTUS

SUMMARY SECTION

Turner Spectrum Fund

Investment Objective

The Turner Spectrum Fund seeks capital appreciation through allocating its assets to various investment strategies ("Investment Strategies"), each managed by a separate portfolio management team at the Adviser.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)

Class C Shares
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or redemption proceeds)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class C Shares
Investment Advisory Fees	1.50%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.84%
Shareholder Servicing Fee	0.25%
Acquired Fund Fees and Expenses	0.06%
Total Annual Fund Operating Expenses	3.40%
Fee Waivers and Expense Reimbursements	(0.45)%[1]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	2.95%

1  Turner Investments, L.P. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the Fund's "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of the Class C Shares from exceeding 2.95% through January 31, 2014. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2014. Turner may discontinue this arrangement at any time after January 31, 2014.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Turner Spectrum Fund — Class C Shares	$398	$1,003	$1,731	$3,655

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Turner Spectrum Fund — Class C Shares	$298	$1,003	$1,731	$3,655

7

PROSPECTUS

SUMMARY SECTION

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 996% of the average value of its portfolio.

Principal Strategy

The Fund seeks to achieve its investment objective by allocating its assets to various investment strategies ("Investment Strategies"), each managed by a separate portfolio management team at the Adviser.

The Fund invests its assets utilizing the following seven Investment Strategies: (1) Global Consumer; (2) Global Financial Services; (3) Global Medical Sciences; (4) Select Opportunities; (5) Market Neutral; (6) Titan; and (7) Global Resources and Infrastructure. Although the weightings of each Investment Strategy will vary, it is the Adviser's current intention to attempt to rebalance its investment portfolio annually as of each December 31st to allocate approximately 14.3% of its assets to each Investment Strategy.

The investment approach and process for each Investment Strategy is as follows:

For each Investment Strategy, security selection is not based on company size, but rather on an assessment of a company's prospects. Investments are selected by using a combination of quantitative and fundamental research and analysis.

The Global Consumer Strategy invests primarily in stocks of companies engaged in the consumer discretionary sector using a long/short growth strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. The Global Consumer Strategy's holdings may generally range from small companies with over $250 million in market capitalization at the time of purchase to larger, established firms in the consumer discretionary sector. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. Investments may also be made in other sectors of the equity markets. The Global Consumer Strategy typically holds between 15 and 75 securities long, and between 15 and 75 securities short, with a typical allocation resulting in net long exposure, although there can be no assurance that will be the case.

The Global Financial Services Strategy invests primarily in stocks of companies engaged in the financial services sector using a long/short growth strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. The Global Financial Services Strategy's holdings may generally range from small companies with over $250 million in market capitalization at the time of purchase to larger, established firms in the financial services industry. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. Investments may also be made in other sectors of the equity markets. The Global Financial Services Strategy typically holds between 15 and 75 securities long, and between 15 and 75 securities short, with a typical allocation resulting in net long exposure, although there can be no assurance that will be the case.

The Global Medical Sciences Strategy invests primarily in stocks of companies engaged in the health care sector using a long/short growth strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. The Global Medical Sciences Strategy's holdings may generally range from small companies with over $250 million in market capitalization at the time of purchase to larger, established firms in the health care industry. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. Investments may also be made in other sectors of the equity markets. The Global Medical Sciences Strategy typically holds between 15 and 75 securities long, and between 15 and 75 securities short, with a typical allocation resulting in net long exposure, although there can be no assurance that will be the case.

The Select Opportunities Strategy invests in stocks of companies with any capitalization range using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. Primarily, the Select Opportunities Strategy takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price. The Select Opportunities Strategy's holdings may generally range from small companies with over $100 million in market capitalization at the time of purchase to larger, established firms in a variety of industries and sectors. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. Investments may also be made in other sectors of the equity markets. The Select Opportunities Strategy typically holds between 10 and 50 securities long and between 10 and 50 securities short, with a typical allocation resulting in net long exposure, although there can be no assurance that will be the case.

The Market Neutral Strategy invests in stocks of companies with any capitalization range using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. Primarily, the Market Neutral Strategy takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price. The Market Neutral Strategy's holdings may generally range from small companies with over $500 million in market capitalization at the time of purchase to larger, established firms in a variety of industries and sectors. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. The Market Neutral Strategy typically holds between 25 and 50 securities long and

8

PROSPECTUS

SUMMARY SECTION

between 25 and 50 securities short, with a typical allocation generally resulting in a market neutral net exposure, although there can be no assurance that will be the case.

The Titan Strategy invests in stocks of companies with primarily large capitalization ranges across all major industry sectors using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. Primarily, the Titan Strategy takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price. The Titan Strategy's holdings will be global and diversified. The Titan Strategy typically holds between 75 and 125 securities long or short in the aggregate, with a typical long position size per holding and a typical short position size per holding between 0.5% to 5.0% of the Titan Strategy's net assets, although there can be no assurance that will be the case.

The Global Resources and Infrastructure Strategy invests in stocks of companies in the resource and infrastructure industries using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. Security selection is not based on company size, but rather on an assessment of a company's prospects. The Global Resources and Infrastructure Strategy's holdings generally may range from small companies with over $100 million in market capitalization at the time of purchase to larger, established firms in areas such as energy, industrials, and natural resources. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. The Global Resources and Infrastructure Strategy typically holds between 25 and 125 securities long and between 15 and 100 securities short, with a typical allocation resulting in a net long exposure, although there can be no assurance that will be the case.

The Investment Strategies may utilize short sales and options. They may also invest in exchange traded funds ("ETFs").

The Fund will buy and sell securities frequently as part of its investment strategy.

Principal Risks

The Fund is intended for investors seeking long-term growth of capital.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. You could lose all, or a substantial portion, of your investment in the Fund.

The Fund may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund's net asset value and total return.

The Fund is subject to the risks associated with health care-related companies. Many health care-related companies are smaller and less seasoned than companies in other sectors. Health care-related companies may also be strongly affected by scientific or technological developments and their products may quickly become obsolete. Finally, many health care-related companies offer products and services that are subject to governmental regulation and may be adversely affected by changes in governmental policies or laws.

The Fund is subject to the risks associated with financial services companies. Financial services companies are subject to a variety of factors that may adversely affect their business or operations, including extensive regulation at the federal and/or state level. In addition, profitability of companies in the financial services sector depends heavily on the availability and cost of money and may fluctuate significantly in response to changes in interest rates, as well as changes in general economic conditions. Businesses in the financial services sector often operate with substantial financial leverage.

The Fund is subject to the risks associated with resource-related companies. Companies in the natural resource sector may be significantly impacted by worldwide energy prices, limits on exploration and changes to production spending. These companies are also affected by governmental regulation, world events and global economic conditions. Companies in the natural resource sector can also be adversely affected by volatility in the commodities markets, changes in exchange rates, imposition of import controls and increased competition. Additional risks for companies in the natural resource sector may arise from depletion of resources, labor strife or the rise of new technologies. Companies in the natural resource sector may be adversely affected by changes to environmental laws and regulations and may be at risk for environmental damage claims.

The Fund is subject to the risks associated with infrastructure-related companies. Many infrastructure companies are subject to governmental oversight and regulation. This oversight and regulation often imposes earnings caps on the companies and requires increases in the companies' rates to be approved by an oversight agency. Most infrastructure projects are also highly leveraged and can be significantly impacted by changes in interest rates or the availability of debt financing. Additionally, infrastructure companies may subject themselves to foreign exchange risk by seeking debt financing in currencies other than their own. The growth in planned infrastructure development has led to a shortage of qualified project managers and firms. This shortage may cause the Fund to invest in companies with less experienced managers than would otherwise be the case.

The Fund is subject to the risks associated with selling securities short. A short sale results in a loss if the price of the securities sold short increases. In a generally rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value.

The Fund is subject to the risk that small, medium and large capitalization stocks may underperform other segments of the equity market or the equity markets as a whole. The Fund invests long in companies that Turner believes are favorably priced in relation to their fundamental value and will likely appreciate over time and short in securities of companies that Turner believes are overpriced in relation to their fundamental value and will likely depreciate over time.

The smaller and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than

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larger, more established companies. In particular, these small and medium capitalization companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, smaller and medium capitalization stocks may be more volatile than those of larger companies.

The Fund is subject to risks due to its foreign investments. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund is subject to risks associated with the use of options, including: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while the Fund will receive a premium when it writes call options, it may not participate fully in a rise in the market value of the underlying security.

The Fund is subject to risks associated with investments in ETFs. An investment in an ETF generally presents the same primary risks as an investment in a conventional open-end fund that has the same investment objectives, strategies, and policies. Additionally, the risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile.

The Fund's investments will generate taxable income and realized capital gains. Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities. The Fund's portfolio turnover rates are described in this Summary Section.

Performance Information

The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.turnerinvestments.com.

This bar chart shows changes in the performance of the Fund's Class C Shares (excluding sales charges, which if included, would cause return(s) to be lower) from year to year since the Fund's inception.1

1  The above information is based on a calendar year. The Fund's Class C Shares commenced operations on July 14, 2009.

Best Quarter	Worst Quarter
5.88 (12/31/10)%	(4.26 (09/30/11))%

This table compares the Fund's Class C Shares average annual total returns for the periods ended December 31, 2012 to those of the S&P 500 Index, Barclays Capital U.S. Aggregate Bond Index and Lipper Long/Short Equity Funds Classification. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. The after-tax figures shown are for Class C Shares only. Your after-tax returns may differ from those shown. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

Average Annual Total Returns
(for the periods ended December 31, 2012)

	1 Year	3 year	Since Inception (07/14/09)
Turner Spectrum Fund
Before taxes on distributions	(2.57)%	0.42%	3.07%
After taxes on distributions	(2.57)%	(0.07)%	2.60%
After taxes on distributions and sale of shares	(1.67)%	0.08%	2.37%
S&P 500 Index[1]	16.00%	10.87%	16.43%
Barclays Capital U.S. Aggregate Bond Index[2]	4.21%	6.19%	6.27%
Lipper Long/Short Equity Funds Classification[3]	5.30%	3.38%	6.80%

1  The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings.

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2  The Barclays Capital U.S. Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds, and mortgage-backed and asset-backed securities.

3  Lipper Long/Short Equity Funds Classification represents the average annualized total return for all reporting funds in the Lipper Long/Short Equity Fund category.

What Is An Index?

An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.

Management

Investment Adviser

Turner Investments, L.P. ("Turner" or the "Adviser") serves as the investment adviser to the Spectrum Fund.

Portfolio Managers

The Global Consumer Strategy is managed by lead portfolio manager Jason D. Schrotberger, CFA. The Global Financial Services Strategy is managed by lead portfolio manager David Honold. The Global Medical Sciences Strategy is managed by lead portfolio manager Vijay Shankaran, MD, PhD. The Select Opportunities Strategy is managed by lead portfolio manager Frank Sustersic, CFA. The Market Neutral Strategy is managed by lead portfolio manager Matthew Glaser. The Titan Strategy is managed by lead portfolio manager Christopher E. Baggini, CFA. The Global Resources and Infrastructure Strategy is managed by co-lead portfolio managers Donald W. Smith, CFA and Joshua B. Kohn, CFA.

David Honold, Portfolio Manager/Security Analyst, joined Turner in 2005. Jason D. Schrotberger, CFA, Portfolio Manager/Security Analyst — Consumer Sector, joined Turner in 2001. Vijay Shankaran, MD, PhD, Security Analyst/Portfolio Manager joined Turner in 2006. Frank Sustersic, CFA, Senior Portfolio Manager/Security Analyst, joined Turner in 1994. Matthew D. Glaser, Chief of Investment Strategies and Executive Managing Director, joined Turner in 2007. Christopher E. Baggini, CFA, Senior Portfolio Manager/Security Analyst, joined Turner in 2010. Donald W. Smith, CFA, Portfolio Manager/Security Analyst, joined Turner in 2003. Joshua B. Kohn, CFA, Portfolio Manager/Global Security Analyst, joined Turner in 2010.

Purchase and Sale of Fund Shares

Investors may not purchase or redeem shares directly. Shares may be purchased or redeemed only through retirement plans, broker-dealers, bank trust departments, financial advisors, or other financial intermediaries, on any day that the New York Stock Exchange ("NYSE") is open for business, between 9:00 a.m. and 4:00 p.m.

Minimum Initial Investments

•  In general, the Fund's minimum initial investment is $2,500 for Class C Shares;

•  The minimum initial investment for the Systematic Investment Plan is $1,000 for Class C Shares; and

•  The minimum initial investment for Individual Retirement Accounts is $2,000 for Class C Shares.

Minimum Subsequent Investments

•  $50 for Class C Shares; and

•  $50 for Class C Shares through the Systematic Investment Plan.

Tax Information

The Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). In general, the Fund's distributions will be taxable to you for federal, state and local income tax purposes as ordinary income or capital gains, except that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial representative or visit your financial intermediary's website for more information.

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Turner Titan Fund

Investment Objective

The Turner Titan Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)

Class C Shares
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or redemption proceeds)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class C Shares
Investment Advisory Fees	1.50%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.91%
Shareholder Servicing Fee	0.25%
Acquired Fund Fees and Expenses	0.03%
Total Annual Fund Operating Expenses	3.44%
Fee Waivers and Expense Reimbursements	(0.49)%[1]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	2.95%

1  Turner Investments, L.P. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the Fund's "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of the Class C Shares from exceeding 2.95%, through January 31, 2014. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2014. Turner may discontinue this arrangement at any time after January 31, 2014.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Turner Titan Fund — Class C Shares	$398	$1,011	$1,747	$3,688

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Turner Titan Fund — Class C Shares	$298	$1,011	$1,747	$3,688

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SUMMARY SECTION

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 834% of the average value of its portfolio.

Principal Strategy

The Turner Titan Fund invests in stocks of companies with primarily large capitalization ranges across all major industry sectors using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. Primarily, the Fund takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price. For long positions, the Adviser uses a fundamental, bottom-up equity investment style focused on intensive, first-hand research and company evaluation. For short positions, the Adviser focuses on companies that it believes have deteriorating fundamentals and quality characteristics such as: 1) stock prices that appear to already reflect earnings; 2) expectations of adverse events that would affect long-term earnings; 3) poorly performing management; 4) indicators that the company is likely to fail to meet expected performance; or 5) companies that exist in industries with structural weaknesses. The Fund's holdings will be global and diversified.

It is anticipated that the Fund will typically hold between 75 and 125 securities long or short in the aggregate. Generally, the Adviser will attempt to maintain a typical long position size per holding and a typical short position size per holding between 0.5% to 5.0% of the Fund's net assets. However, these weightings are expected to vary over time as a result of market fluctuations. The Adviser expects to attempt to rebalance the Fund's portfolio periodically.

The Fund may invest and trade, both long and short, in a broad range of domestic and foreign equities (including, common stock, preferred stock, or securities convertible into common stock). The Fund's investments in foreign stocks may include emerging market securities.

The Fund will buy and sell securities frequently as part of its investment strategy.

Principal Risks

The Fund is intended for investors seeking long-term growth of capital.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. You could lose all, or a substantial portion, of your investment in the Fund.

The Fund may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund's net asset value and total return.

The Fund is subject to the risks associated with selling securities short. A short sale results in a loss if the price of the securities sold short increases. In a generally rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value.

The Fund is subject to the risk that small, medium and large capitalization stocks may underperform other segments of the equity market or the equity markets as a whole. The medium and small capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium and small sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium and small capitalization stock prices may be more volatile than those of larger companies. The Fund invests long in companies that Turner believes are favorably priced in relation to their fundamental value and will likely appreciate over time and short in securities of companies that Turner believes are overpriced in relation to their fundamental value and will likely depreciate over time.

The Fund is subject to risks due to its foreign investments. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund's investments will generate taxable income and realized capital gains. Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities.

Performance Information

The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.turnerinvestments.com.

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This bar chart shows changes in the performance of the Fund's Class C Shares (excluding sales charges, which if included, would cause return(s) to be lower) from year to year since the Fund's Inception.1

1  The above information is based on a calendar year. The Fund's Class C Shares commenced operations on February 7, 2011.

Best Quarter	Worst Quarter
5.97 (03/31/12)%	(3.72 (12/31/12))%

This table compares the Fund's Class C Shares average annual total returns for the periods ended December 31, 2012 to those of the S&P 500 Index, Barclays Capital U.S. Aggregate Bond Index and Lipper Long/Short Equity Funds Classification. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. The after-tax figures shown are for Class C Shares. Your after-tax returns may differ from those shown. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

Average Annual Total Returns
(for the periods ended December 31, 2012)

	1 Year	Since Inception (02/07/11)
Turner Titan Fund
Before taxes on distributions	(1.14)%	(1.15)%
After taxes on distributions	(1.36)%	(1.41)%
After taxes on distributions and sale of shares	(0.69)%	(1.11)%
S&P 500 Index[1]	16.00%	6.55%
Barclays Capital U.S. Aggregate Bond Index[2]	4.21%	6.82%
Lipper Long/Short Equity Funds Classification[3]	5.30%	0.63%

1  The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings.

2  The Barclays Capital U.S. Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds, and mortgage-backed and asset-backed securities.

3  Lipper Long/Short Equity Funds Classification represents the average annualized total return for all reporting funds in the Lipper Long/Short Equity Fund category.

What Is An Index?

An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.

Management

Investment Adviser

Turner Investments, L.P. ("Turner" or the "Adviser") serves as the investment adviser to the Titan Fund.

Portfolio Managers

Christopher Baggini, CFA and Senior Portfolio Manager/Security Analyst is the lead portfolio manager of the Titan Fund. Mr. Baggini joined Turner in 2010.

Purchase and Sale of Fund Shares

Investors may not purchase or redeem shares directly. Shares may be purchased or redeemed only through retirement plans, broker-dealers, bank trust departments, financial advisors, or other financial intermediaries, on any day that the New York Stock Exchange ("NYSE") is open for business, between 9:00 A.M. and 4:00 P.M.

Minimum Initial Investments

•  In general, the Fund's minimum initial investment is $2,500 for Class C Shares;

•  The minimum initial investment for the Systematic Investment Plan is $1,000 for Class C Shares; and

•  The minimum initial investment for Individual Retirement Accounts is $2,000 for Class C Shares.

Minimum Subsequent Investments

•  $50 for Class C Shares; and

•  $50 for Class C Shares through the Systematic Investment Plan.

Tax Information

The Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). In general, the Fund's distributions will be taxable to you for federal, state and local income tax purposes as ordinary income or capital gains, except that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial representative or visit your financial intermediary's website for more information.

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PROSPECTUS

ADDITIONAL INFORMATION ABOUT FUND STRATEGIES AND RISKS

Turner Funds (the "Trust" or "Turner Funds") is a mutual fund family that offers different classes of shares in separate investment portfolios. This Prospectus gives you important information about Class C Shares of the Turner Market Neutral, Turner Medical Sciences Long/Short, Turner Spectrum and Turner Titan Funds that you should know before investing. Shareholders may purchase shares in the Turner Market Neutral, Turner Medical Sciences Long/Short, Turner Spectrum and Turner Titan Funds through three separate classes, Class C, Institutional Class and Investor Class. Institutional Class Shares and Investor Class Shares are described in a separate prospectus.

TURNER MARKET NEUTRAL FUND

Fund Strategy

The Turner Market Neutral Fund invests in stocks of companies with any capitalization range using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. This is a non-fundamental investment policy that can be changed without shareholder approval.

The Fund may invest and trade, both long and short, in a broad range of domestic and foreign securities and other investment instruments including the following: depositary receipts, exchange traded funds ("ETFs") and other registered investment companies, swaps, forwards, repurchase and reverse repurchase agreements, equities (including, common stock, preferred stock, securities convertible into common stock, or securities (or other instruments) with prices linked to the value of common stocks), listed and over-the-counter options, futures, foreign currency futures contracts, index futures contracts, structured derivative products and initial public offerings. The Fund may also invest in instruments providing investment exposure to underlying securities.

The Fund utilizes short sales. A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. To make delivery to the buyer, the Fund must borrow the security, and the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund. Until the security is replaced, the Fund is required to pay the lender any dividends or interests accruing during the period of the loan. In order to borrow the security, the Fund may also have to pay a fee which would increase the cost of the security sold. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those two dates. The amount of any gain will be decreased and the amount of any loss will be increased by any interest, premium and transaction charges or other costs the Fund may be required to pay in connection with the short sale. When the Fund makes a short sale in the United States, it must leave the proceeds thereof with the broker and it must also deposit with, or pledge to, the broker an amount of cash or U.S. Government or other securities sufficient under current margin regulations to collateralize its obligation to replace the borrowed securities that have been sold. Local law will govern short sale transactions conducted on a foreign exchange.

The extent to which the Fund will engage in short sales will depend upon Turner's perception of market direction. The Fund has no policy limiting the amount of its capital it may deposit to collateralize its obligation to replace borrowed securities sold short.

The Fund may utilize options. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, the Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

The Fund may invest in ETFs. ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, ETFs seek to track a specified securities index or a basket of securities that an "index provider" selects as representative of a market, market segment or industry sector. An ETF portfolio generally holds the same stocks or bonds as the index it tracks or it may hold a representative sample of such securities. Thus, an ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Fund will bear its pro rata portion of an ETF's expenses, including advisory fees, in addition to its own expenses.

Turner monitors the market and the Fund's positions to attempt to maintain appropriate levels of risk and volatility. Turner attempts to identify, quantify and manage portfolio risks over potential investment horizons to seek to optimize performance. When in Turner's opinion trading losses or volatility reach unacceptable levels, the Fund will seek to reduce or eliminate exposure to such positions, which may result in temporary investments in cash and cash equivalents.

The investments and strategies described throughout this Prospectus are those that the Fund uses under normal conditions. During normal market conditions, in order to meet applicable margin requirements or otherwise, the Fund may maintain a significant portion of its assets in cash or cash equivalents. During adverse economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, repurchase agreements and short-term obligations that would not ordinarily be consistent with the Fund's objectives. The Fund will do so only if Turner believes that the risk of loss in using the Fund's normal strategies and investments outweighs the opportunity for gains.

Fund Risks

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity

15

PROSPECTUS

ADDITIONAL INFORMATION ABOUT FUND STRATEGIES AND RISKS

markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments, and the prices of these companies' securities may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. You could lose all, or a substantial portion, of your investment in the Fund. In addition, many of the equity securities purchased by the Fund are common stocks. Common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of liquidation.

The Fund is subject to the risks associated with selling securities short. A short sale results in a gain if the price of the securities sold short declines between the date of the short sale and the date on which securities are purchased to replace those borrowed. A short sale results in a loss if the price of the securities sold short increases. Any gain is decreased, and any loss is increased, by the amount of any payment, dividend or interest that the Fund may be required to pay with respect to the borrowed securities, offset (wholly or partly) by short interest credits. In a generally rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value. A short sale involves a finite opportunity for appreciation, but a theoretically unlimited risk of loss.

The Fund is subject to risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. The stocks held by the Fund may underperform other types of stocks, and may not increase or may decline in value.

Investing in issuers headquartered or otherwise located in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investment.

The Fund is subject to risks associated with the use of options, including: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while the Fund will receive a premium when it writes call options, it may not participate fully in a rise in the market value of the underlying security.

The Fund is subject to risks associated with investments in ETFs. An investment in an ETF generally presents the same primary risks as an investment in a conventional open-end fund that has the same investment objectives, strategies, and policies. Additionally, the risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile.

The Fund may participate in initial public offerings ("IPOs"). Some successful IPOs may have a significant impact on the Fund's performance,

especially if the Fund has lower asset levels. There is no guarantee that there will be successful IPOs or that the Fund will have access to successful IPOs. In addition, as Fund assets grow, the positive impact of successful IPOs on Fund performance tends to decrease.

The Fund may invest in companies that experience certain events, such as a restructuring, merger, leveraged buyout, takeover or similar action that causes a decline in market value or credit quality of the corporation's stocks or bonds due to factors including unfavorable market response or a resulting increase in the company's debt. Such added debt may significantly reduce the credit quality and/or market value of a company's bonds.

Turner's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

TURNER MEDICAL SCIENCES LONG/SHORT FUND

Fund Strategy

The Turner Medical Sciences Long/Short Fund invests primarily (at least 80% of its net assets plus any borrowing for investment purposes) in stocks of companies engaged in the health care sector using a long/short growth strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

The Fund may invest and trade, both long and short, in a broad range of domestic and foreign securities and other investment instruments including the following: depositary receipts, ETFs and other registered investment companies, swaps, forwards, repurchase and reverse repurchase agreements, equities (including, common stock, preferred stock, securities convertible into common stock, or securities (or other instruments) with prices linked to the value of common stocks), listed and over-the-counter options, futures, foreign currency futures contracts, index futures contracts, structured derivative products and initial public offerings. The Fund may also invest in instruments providing investment exposure to underlying securities.

The Fund utilizes short sales. A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. To make delivery to the buyer, the Fund must borrow the security, and the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund. Until the security is replaced, the Fund is required to pay the lender any dividends or interests accruing during the period of the loan. In order to borrow the security, the Fund may also have to pay a fee which would increase the cost of the security sold. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those two dates. The amount of any gain will be decreased and the amount of any loss will be increased by any interest, premium and transaction charges or other costs

16

PROSPECTUS

ADDITIONAL INFORMATION ABOUT FUND STRATEGIES AND RISKS

the Fund may be required to pay in connection with the short sale. When the Fund makes a short sale in the United States, it must leave the proceeds thereof with the broker and it must also deposit with, or pledge to, the broker an amount of cash or U.S. Government or other securities sufficient under current margin regulations to collateralize its obligation to replace the borrowed securities that have been sold. Local law will govern short sale transactions conducted on a foreign exchange.

The extent to which the Fund will engage in short sales will depend upon Turner's perception of market direction. The Fund has no policy limiting the amount of its capital it may deposit to collateralize its obligation to replace borrowed securities sold short.

The Fund may utilize options. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, the Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

The Fund may invest in ETFs. ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, ETFs seek to track a specified securities index or a basket of securities that an "index provider" selects as representative of a market, market segment or industry sector. An ETF portfolio generally holds the same stocks or bonds as the index it tracks or it may hold a representative sample of such securities. Thus, an ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Fund will bear its pro rata portion of an ETF's expenses, including advisory fees, in addition to its own expenses.

Turner monitors the market and the Fund's positions to attempt to maintain appropriate levels of risk and volatility. Turner attempts to identify, quantify and manage portfolio risks over potential investment horizons to seek to optimize performance. When in Turner's opinion trading losses or volatility reach unacceptable levels, the Fund will seek to reduce or eliminate exposure to such positions, which may result in temporary investments in cash and cash equivalents.

The investments and strategies described throughout this Prospectus are those that the Fund uses under normal conditions. During normal market conditions, in order to meet applicable margin requirements or otherwise, the Fund may maintain a significant portion of its assets in cash or cash equivalents. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, repurchase agreements and short-term obligations that would not ordinarily be consistent with the Fund's objectives. The Fund will do so only if Turner believes that the risk of loss in using the Fund's normal strategies and investments outweighs the opportunity for gains.

Fund Risks

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments, and the prices of these companies' securities may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. You could lose all, or a substantial portion, of your investment in the Fund. In addition, many of the equity securities purchased by the Fund are common stocks. Common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of liquidation.

The Fund is subject to the risks associated with selling securities short. A short sale results in a gain if the price of the securities sold short declines between the date of the short sale and the date on which securities are purchased to replace those borrowed. A short sale results in a loss if the price of the securities sold short increases. Any gain is decreased, and any loss is increased, by the amount of any payment, dividend or interest that the Fund may be required to pay with respect to the borrowed securities, offset (wholly or partly) by short interest credits. In a generally rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value. A short sale involves a finite opportunity for appreciation, but a theoretically unlimited risk of loss.

The Fund is subject to risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. The stocks held by the Fund may underperform other types of stocks, and may not increase or may decline in value.

Investing in issuers headquartered or otherwise located in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investment.

The Fund is subject to risks associated with the use of options, including: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while the Fund will receive a premium when it writes call options, it may not participate fully in a rise in the market value of the underlying security.

The Fund is subject to risks associated with investments in ETFs. An investment in an ETF generally presents the same primary risks as an investment in a conventional open-end fund that has the same investment

17

PROSPECTUS

ADDITIONAL INFORMATION ABOUT FUND STRATEGIES AND RISKS

objectives, strategies, and policies. Additionally, the risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile.

The Fund may participate in IPOs. Some successful IPOs may have a significant impact on the Fund's performance, especially if the Fund has lower asset levels. There is no guarantee that there will be successful IPOs or that the Fund will have access to successful IPOs. In addition, as Fund assets grow, the positive impact of successful IPOs on Fund performance tends to decrease.

The Fund may invest in companies that experience certain events, such as a restructuring, merger, leveraged buyout, takeover or similar action that causes a decline in market value or credit quality of the corporation's stocks or bonds due to factors including unfavorable market response or a resulting increase in the company's debt. Such added debt may significantly reduce the credit quality and/or market value of a company's bonds.

Turner's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

TURNER SPECTRUM FUND

Fund Strategy

The Spectrum Fund seeks capital appreciation through allocating its assets to various investment strategies ("Investment Strategies"), each managed by a separate portfolio management team at the Adviser. This is a non-fundamental policy that can be changed without shareholder approval.

The Fund invests its assets utilizing the following seven Investment Strategies: (1) Global Consumer; (2) Global Financial Services; (3) Global Medical Sciences; (4) Select Opportunities; (5) Market Neutral; (6) Titan; and (7) Global Resources and Infrastructure. The Adviser may add, remove or change an Investment Strategy at any time in its sole discretion. The Fund is not required to maintain allocations to each Investment Strategy in any proportion and the relative allocations will vary based upon the performance of each Investment Strategy or due to other circumstances including, without limitation, capacity and liquidity restraints. Cash flows due to investments and redemptions may be allocated among the Investment Strategies in any manner, as determined by the Adviser in its sole discretion. Although the weightings of each Investment Strategy will vary, it is the Adviser's current intention to attempt to rebalance its investment portfolio annually as of each December 31st to approximately the following equal weightings:

Turner Global Consumer Strategy	14.3%
Turner Global Financial Services Strategy	14.3%
Turner Global Medical Sciences Strategy	14.3%
Turner Select Opportunities Strategy	14.3%
Turner Market Neutral Strategy	14.3%
Turner Titan Strategy	14.3%
Turner Global Resources and Infrastructure Strategy	14.3%

The Adviser may rebalance the investment portfolio at any other time. These weightings can be changed in the Adviser's discretion without notice to shareholders.

The Investment Strategies utilize short sales. A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. To make delivery to the buyer, the Fund must borrow the security, and the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund. Until the security is replaced, the Fund is required to pay the lender any dividends or interests accruing during the period of the loan. In order to borrow the security, the Fund may also have to pay a fee which would increase the cost of the security sold. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those two dates. The amount of any gain will be decreased and the amount of any loss will be increased by any interest, premium and transaction charges or other costs the Fund may be required to pay in connection with the short sale. When the Fund makes a short sale in the United States, it must leave the proceeds thereof with the broker and it must also deposit with, or pledge to, the broker an amount of cash or U.S. Government or other securities sufficient under current margin regulations to collateralize its obligation to replace the borrowed securities that have been sold. Local law will govern short sale transactions conducted on a foreign exchange.

The extent to which the Fund will engage in short sales will depend upon the Investment Strategies and Turner's perception of market direction. The Fund has no policy limiting the amount of its capital it may deposit to collateralize its obligation to replace borrowed securities sold short.

The Investment Strategies may utilize options. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, the Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

The Investment Strategies may invest in ETFs. ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, ETFs seek to track a specified securities index or a basket of securities that an "index provider" selects as representative of a market, market segment or industry sector. An ETF portfolio generally holds the same stocks or bonds as the index it tracks or it may hold a representative sample of such

18

PROSPECTUS

ADDITIONAL INFORMATION ABOUT FUND STRATEGIES AND RISKS

securities. Thus, an ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Fund will bear its pro rata portion of an ETF's expenses, including advisory fees, in addition to its own expenses.

Turner monitors the market and the Fund's positions to attempt to maintain appropriate levels of risk and volatility. Turner attempts to identify, quantify and manage portfolio risks over potential investment horizons to seek to optimize performance. When in Turner's opinion trading losses or volatility reach unacceptable levels, the Fund will seek to reduce or eliminate exposure to such positions, which may result in temporary investments in cash and cash equivalents.

The Adviser has established an Alternative Strategies Oversight Group which serves as the internal governance body that monitors the activities of each of the alternative strategies it manages. Members of the group include its Chief of Investment Strategies, Chief Operating Officer, and other senior members of the Adviser's management team, who meet regularly to provide fiduciary oversight over the Fund. The operational and investment oversight of the Fund includes evaluations of each underlying Investment Strategy, the review of investment returns, risk control policies and procedures, and the general characteristics of each strategy. In addition, the Group reviews relevant compliance, legal, tax, fund administration, marketing, and general business issues associated with the Fund and the underlying strategies. The Alternative Strategies Oversight Group has authority to add or remove Investment Strategies in the Fund.

The investments and strategies described throughout this Prospectus are those that the Fund uses under normal conditions. During normal market conditions, in order to meet applicable margin requirements or otherwise, the Fund may maintain a significant portion of its assets in cash or cash equivalents. During adverse economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, repurchase agreements and short-term obligations that would not ordinarily be consistent with the Fund's objectives. The Fund will do so only if Turner believes that the risk of loss in using the Fund's normal strategies and investments outweighs the opportunity for gains.

Fund Risks

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments, and the prices of these companies' securities may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. You could lose all, or a substantial portion, of your investment in the Fund. In addition, many of the equity securities purchased by the Fund are common stocks. Common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of liquidation.

The Fund is subject to the risks associated with selling securities short. A short sale results in a gain if the price of the securities sold short declines between the date of the short sale and the date on which securities are purchased to replace those borrowed. A short sale results in a loss if the price of the securities sold short increases. Any gain is decreased, and any loss is increased, by the amount of any payment, dividend or interest that the Fund may be required to pay with respect to the borrowed securities, offset (wholly or partly) by short interest credits. In a generally rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value. A short sale involves a finite opportunity for appreciation, but a theoretically unlimited risk of loss.

The Fund is subject to risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. The stocks held by the Fund may underperform other types of stocks, and may not increase or may decline in value.

Investing in issuers headquartered or otherwise located in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investment.

The Fund may participate in initial public offerings ("IPOs"). Some successful IPOs may have a significant impact on the Fund's performance, especially if the Fund has lower asset levels. There is no guarantee that there will be successful IPOs, or that the Fund will have access to successful IPOs. In addition, as Fund assets grow, the positive impact of successful IPOs on Fund performance tends to decrease.

Turner's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

TURNER TITAN FUND

Fund Strategy

The Turner Titan Fund invests in stocks of companies with primarily large capitalization ranges across all major industry sectors using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. This is a non-fundamental investment policy that can be changed without shareholder approval.

The Fund may invest and trade, both long and short, in a broad range of domestic and foreign securities and other investment instruments including the following: depositary receipts, ETFs and other registered investment companies, swaps, forwards, repurchase and reverse repurchase agreements, equities (including, common stock, preferred stock, securities convertible into common stock, or securities (or other instruments) with prices linked to the value of common stocks), listed and over-the-counter options, futures, foreign currency futures contracts, index futures contracts, structured derivative products, real estate investment trusts and initial

19

PROSPECTUS

ADDITIONAL INFORMATION ABOUT FUND STRATEGIES AND RISKS

public offerings. The Fund may also invest in instruments providing investment exposure to underlying securities.

The Fund utilizes short sales. A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. To make delivery to the buyer, the Fund must borrow the security, and the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund. Until the security is replaced, the Fund is required to pay the lender any dividends or interests accruing during the period of the loan. In order to borrow the security, the Fund may also have to pay a fee which would increase the cost of the security sold. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those two dates. The amount of any gain will be decreased and the amount of any loss will be increased by any interest, premium and transaction charges or other costs the Fund may be required to pay in connection with the short sale. When the Fund makes a short sale in the United States, it must leave the proceeds thereof with the broker and it must also deposit with, or pledge to, the broker an amount of cash or U.S. Government or other securities sufficient under current margin regulations to collateralize its obligation to replace the borrowed securities that have been sold. Local law will govern short sale transactions conducted on a foreign exchange.

The Fund may also make paired trades, taking both long and short positions in various companies in an effort to reduce the market and sector impact on performance. The Fund will not hold a security both long and short at the same time.

The extent to which the Fund will engage in short sales will depend upon Turner's perception of market direction. The Fund has no policy limiting the amount of its capital it may deposit to collateralize its obligation to replace borrowed securities sold short.

The Fund may utilize options. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, the Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

The Fund may invest in ETFs. ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, ETFs seek to track a specified securities index or a basket of securities that an "index provider"
selects as representative of a market, market segment or industry sector. An ETF portfolio generally holds the same stocks or bonds as the index it tracks or it may hold a representative sample of such securities. Thus, an ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Fund will bear its pro rata portion of an ETF's expenses, including advisory fees, in addition to its own expenses.

Turner monitors the market and the Fund's positions to attempt to maintain appropriate levels of risk and volatility. Turner attempts to identify, quantify and manage portfolio risks over potential investment horizons to seek to optimize performance. When in Turner's opinion trading losses or volatility reach unacceptable levels, the Fund will seek to reduce or eliminate exposure to such positions, which may result in temporary investments in cash and cash equivalents.

The investments and strategies described throughout this Prospectus are those that the Fund uses under normal conditions. During normal market conditions, in order to meet applicable margin requirements or otherwise, the Fund may maintain a significant portion of its assets in cash or cash equivalents. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, repurchase agreements and short-term obligations that would not ordinarily be consistent with the Fund's objectives. The Fund will do so only if Turner believes that the risk of loss in using the Fund's normal strategies and investments outweighs the opportunity for gains.

Fund Risks

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments, and the prices of these companies' securities may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. You could lose all, or a substantial portion, of your investment in the Fund. In addition, many of the equity securities purchased by the Fund are common stocks. Common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of liquidation.

The Fund is subject to the risks associated with selling securities short. A short sale results in a gain if the price of the securities sold short declines between the date of the short sale and the date on which securities are purchased to replace those borrowed. A short sale results in a loss if the price of the securities sold short increases. Any gain is decreased, and any loss is increased, by the amount of any payment, dividend or interest that the Fund may be required to pay with respect to the borrowed securities, offset (wholly or partly) by short interest credits. In a generally rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value. A short sale involves a finite opportunity for appreciation, but a theoretically unlimited risk of loss.

20

PROSPECTUS

ADDITIONAL INFORMATION ABOUT FUND STRATEGIES AND RISKS

The Fund is subject to risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. The stocks held by the Fund may underperform other types of stocks, and may not increase or may decline in value.

Investing in issuers headquartered or otherwise located in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investment.

The Fund is subject to risks associated with the use of options, including: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while the Fund will receive a premium when it writes call options, it may not participate fully in a rise in the market value of the underlying security.

The Fund is subject to risks associated with investments in ETFs. An investment in an ETF generally presents the same primary risks as an investment in a conventional open-end fund that has the same investment objectives, strategies, and policies. Additionally, the risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile.

The Fund may participate in IPOs. Some successful IPOs may have a significant impact on the Fund's performance, especially if the Fund has lower asset levels. There is no guarantee that there will be successful IPOs or that the Fund will have access to successful IPOs. In addition, as Fund assets grow, the positive impact of successful IPOs on Fund performance tends to decrease.

The Fund may invest in companies that experience certain events, such as a restructuring, merger, leveraged buyout, takeover or similar action that causes a decline in market value or credit quality of the corporation's stocks or bonds due to factors including unfavorable market response or a resulting increase in the company's debt. Such added debt may significantly reduce the credit quality and/or market value of a company's bonds.

The Fund may invest in real estate investment trusts ("REITs"), which pool investors' money for investment in income producing commercial real estate or real estate related loans or interests. A shareholder in the Fund should realize that by investing in REITs indirectly through the Fund, he or she will bear not only his or her proportionate share of the expenses of the Fund, but also indirectly, similar expenses of underlying REITs. The Fund may be subject to certain risks associated with the direct investments of the REITs including: 1) REITs may be affected by changes in their underlying properties and by defaults by borrowers or tenants; 2) mortgage REITs may be affected by the quality of the credit extended and are subject to prepayment risk; and 3) REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. Furthermore, REITs are dependent on specialized management skills. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code or its failure to maintain exemption from registration under the Investment Company Act of 1940, as amended (the "1940 Act").

Turner's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

21

PROSPECTUS

INVESTMENTS AND PORTFOLIO MANAGEMENT

More Information about Fund Investments

In addition to the investments and strategies described in this Prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this Prospectus, are further described in our Statement of Additional Information ("SAI").

The investments and strategies described throughout this Prospectus are those that the Funds use under normal conditions. During adverse economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, repurchase agreements and short-term obligations that would not ordinarily be consistent with the Funds' objectives. A Fund will do so only if Turner believes that the risk of loss in using the Fund's normal strategies and investments outweighs the opportunity for gains.

In order to generate additional income, a Fund may lend its securities pursuant to one or more securities lending agreements (each a "Lending Agreement"). Unless otherwise agreed, security loans made pursuant to a Lending Agreement are required at all times to be continuously secured by collateral consisting of cash or securities of the U.S. government or its agencies or other liquid securities equal to at least 100% of the market value of the loaned securities. Collateral is marked to market daily. The Funds receive an annual fee for their participation in a Lending Agreement, and cash collateral received may be invested pursuant to terms approved by the Trust's Board of Trustees (the "Board") (including, among other things, into money market funds). All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

A complete schedule of each Fund's portfolio holdings, current as of month-end, will be available on the Turner Funds' website at www.turnerinvestments.com within 15 business days after the end of each calendar month. This information will remain available on the website at least until updated for the next month or until the Funds file with the Securities and Exchange Commission their semiannual/annual shareholder report or quarterly portfolio holdings report that includes such period. The Funds may terminate or modify this policy at any time without further notice to shareholders. A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the SAI.

Investment Adviser

Turner Investments, L.P., an SEC-registered adviser, serves as the investment adviser to the Funds. As the Funds' investment adviser, Turner makes investment decisions for the Funds and continuously reviews, supervises and administers the Funds' investment programs. Turner and the Funds' Chief Compliance Officer also ensure compliance with the Funds' investment policies and guidelines.

As of December 31, 2012, Turner and its subsidiaries had approximately $10.7 billion in assets under management.

For its services during the most recent fiscal year, Turner received investment advisory fees (after waivers and reimbursements) at an annualized rate for the fiscal year ended September 30, 2012, based on the average daily net assets of each Fund, of:

Turner Market Neutral Fund	0.87%
Turner Medical Sciences Long/Short Fund	1.28%
Turner Spectrum Fund	1.05%
Turner Titan Fund	1.02%

Pursuant to an investment advisory agreement with the Trust, the Adviser is entitled to an advisory fee at the annual rate, based on the average daily net assets of each of the Market Neutral Fund, Medical Sciences Long/Short Fund, Spectrum Fund and Titan Fund, of 1.50%. The Adviser has contractually agreed to waive fees and reimburse the Market Neutral Fund, Medical Sciences Long/Short Fund, Spectrum Fund and Titan Fund's expenses to keep "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of their Class C Shares from exceeding 2.95%, through January 31, 2014. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2014. Turner may discontinue this arrangement at any time after January 31, 2014.

A discussion regarding the basis for the Board's approval of the investment advisory contract for the Funds is available in the Funds' semiannual report for the period ended March 31, 2012.

Administrator

Turner Investments, L.P. also serves as Administrator to the Funds, for which it receives an annual administration fee of 0.15% of Turner Funds' aggregate average daily net assets up to $2 billion and 0.12% of such assets in excess of $2 billion. Under a separate sub-administration agreement between Turner and Citi Fund Services Ohio, Inc. ("Citi"), Citi provides sub-administrative services to the Funds.

More Information about Fund Management

On March 22, 2002, the Securities and Exchange Commission granted an exemptive order to the Turner Funds and Turner that permits Turner to use a "manager of managers" approach in providing investment advisory services to the Turner Funds. Pursuant to the terms of the order, Turner, subject to the supervision and approval of the Board, is permitted to hire, terminate and replace investment sub-advisers or make material changes to investment sub-advisory agreements without shareholder approval. When hiring a new sub-adviser, Turner would, however, furnish shareholders with information that is equivalent to what would be provided in a proxy statement requesting approval of a new sub-adviser. The order also permits Turner and the Turner Funds to disclose to shareholders the aggregate sub-advisory fees paid to sub-advisers, without disclosing the precise amount paid to each sub-adviser.

Turner is not currently using a multi-manager approach to manage the Turner Funds. It may employ such an approach when one of several situations arises. For example, if Turner determines that it does not have the expertise in an investment style or sector that it thinks a Turner Fund

22

PROSPECTUS

INVESTMENTS AND PORTFOLIO MANAGEMENT

should track, it may select a sub-adviser that can fulfill this task. Also, if Turner or one of the Turner Funds' sub-advisers reaches "capacity" on assets managed within a Turner Fund, Turner may select another sub-adviser if the Turner Fund needs to add capacity. Therefore, even where Turner does implement the "manager of managers" approach, all of the Turner Funds might not rely on the approach at any given time.

When and if Turner determines to use the multi-manager approach, it will provide detailed information about the sub-adviser to the Board and make recommendations regarding the appropriate allocation of assets to each sub-adviser. The sub-adviser, in turn, will make investment decisions for the assets allocated to it and continuously review, supervise and administer the applicable Turner Fund's investment programs. It is expected that the "manager of managers" approach, when used from time to time by Turner and the Turner Funds, will (i) reduce fund expenses to the extent that a manager of managers Turner Fund will not have to prepare and solicit proxies each time a sub-advisory agreement is entered into or modified; (ii) promote efficient hiring and termination according to the judgment of the Board and Turner; and (iii) relieve shareholders of the very responsibility that they are paying Turner to assume, that is, the selection, termination and replacement of sub-advisers. Shareholder approval will be obtained before the "manager of managers" structure is used for any particular Turner Fund.

As investment adviser to the Turner Funds, Turner has the ultimate responsibility over any sub-adviser and is responsible for the investment performance of the Turner Funds.

Portfolio Managers

The Market Neutral Fund is managed by a team led by Matthew D. Glaser. The Medical Sciences Long/Short fund is managed by a team led by Vijay Shankaran. The Titan Fund is managed by a team led by Christopher Baggini.

Each Investment Strategy of the Spectrum Fund is managed by a separate team of portfolio managers. The Global Consumer Strategy is managed by a team led by Jason D. Schrotberger, CFA. The Global Financial Services Strategy is managed by a team led by David Honold. The Global Medical Sciences Strategy is managed by a team led by Vijay Shankaran, MD, PhD. The Select Opportunities Strategy is managed by a team led by Frank Sustersic, CFA. The Market Neutral Strategy is managed by a team led by Matthew Glaser. The Titan Strategy is managed by a team lead by Christopher E. Baggini, CFA. The Global Resources and Infrastructure Strategy is managed by a team co-led by Donald W. Smith, CFA and Joshua B. Kohn, CFA.

Jason D. Schrotberger, CFA, Portfolio Manager/Security Analyst — Consumer Sector, joined Turner in February 2001. Mr. Schrotberger is the lead portfolio manager of the Global Consumer Strategy in the Spectrum Fund. From 1998 to 2001, he was an Investment Analyst with Black Rock Financial Management. Previously, he was an Equity Analyst with PNC Asset Management from 1997 until 1998. He has 21 years of investment experience.

Frank L. Sustersic, CFA, Senior Portfolio Manager/Security Analyst, joined Turner in 1994. Mr. Sustersic is the lead portfolio manager of the Select

Opportunities Strategy in the Spectrum Fund. Prior to 1994, he was an Investment Officer and Fund Manager with First Fidelity Bank Corporation. He has 25 years of investment experience.

David Honold, Portfolio Manager/Security Analyst, is the lead portfolio manager of the Global Financial Services Strategy in the Spectrum Fund. Mr. Honold joined Turner in 2005. Prior to joining Turner, Mr. Honold was employed with Keefe, Bruyette & Woods from 2002 to 2005, UBS Warburg from 2000 to 2002, and the Federal Reserve Bank of New York from 1998 to 2000. He has 15 years of investment experience.

Matthew D. Glaser, Chief of Investment Strategies and Executive Managing Director, joined Turner in 2007. He is the lead portfolio manager of the Market Neutral Fund and the Market Neutral Strategy in the Spectrum Fund. Prior to joining Turner, Mr. Glaser was employed with Susquehanna International Group and was managing director at JP Morgan Chase and Robertson Stephens & Company. He has 18 years of investment experience.

Vijay Shankaran, MD, PhD, Security Analyst/Portfolio Manager, is the lead portfolio manager of the Medical Sciences Long/Short Fund and the Global Medical Sciences Strategy in the Spectrum Fund. Mr. Shankaran joined Turner in 2006. Prior to joining Turner, Mr. Shankaran was employed by Caxton Associates, MedImmune, Inc. and RiverVest Ventures. He has 12 years of investment experience and covers stocks in the healthcare sector.

Christopher Baggini, CFA, Senior Portfolio Manager/Security Analyst is the lead portfolio manager of the Titan Fund and the Titan Strategy in the Spectrum Fund. Mr. Baggini joined Turner in 2010. Prior to joining Turner, Mr. Baggini was employed with Aberdeen Asset Management from 2007 to 2010, and Nationwide Financial Services from 2000 to 2007. He has 25 years of investment experience.

Donald W. Smith, CFA, Portfolio Manager/Security Analyst, is co-lead portfolio manager of the Global Resources and Infrastructure Strategy in the Spectrum Fund. Mr. Smith joined Turner in 2003. Prior to 2003, he was an Equity Analyst at Delaware Investment Advisors. He has 15 years of investment experience.

Joshua B. Kohn, CFA, Portfolio Manager/Global Security Analyst, is a co-lead portfolio manager of the Global Resources and Infrastructure Strategy in the Spectrum Fund. Mr. Kohn joined Turner in 2010. Prior to 2010, he was employed at a New York based multi-strategy hedge fund and George Weiss Associates, LLC. He has 11 years of investment experience.

Each lead portfolio manager and co-lead portfolio manager is supported by a team of investment professionals.

The SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds.

23

PROSPECTUS

PURCHASING, SELLING AND EXCHANGING CLASS C SHARES OF THE TURNER FUNDS

Investors may not purchase, sell or exchange shares directly. Shares may be purchased, exchanged, or redeemed only through retirement plans, broker-dealers, bank trust departments, financial advisors, or other financial intermediaries. Shares made available through full service broker-dealers are primarily available only through wrap accounts under which such broker-dealers impose additional fees for services connected to the wrap account. The Funds may not be available through certain of these intermediaries and not all financial intermediaries offer all classes of shares. Because you are investing through a financial institution, you will have to follow its procedures, which may differ from the procedures for investing directly with us. For example, in order for your transaction to be processed on the day that the order is placed, your financial institution may require you to place your order at an earlier time in the day than would be required if you were placing the order directly with the Funds. This allows the financial institution time to process your order and transmit it to the Funds' Transfer Agent. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Funds. For more information about how to purchase, sell or exchange Fund shares through your financial institution, you should contact your financial institution directly.

All purchases, exchanges, redemptions, or other account activity must be processed through your financial intermediary or plan sponsor. Your financial intermediary or plan sponsor is responsible for promptly transmitting purchase, redemption, and other requests to the Funds under the arrangements made between your financial intermediary or plan sponsor and its customers. The Funds are not responsible for the failure of any financial intermediary or plan sponsor to carry out its obligations to its customers.

■  How To Buy Shares

Purchases of Shares may generally be made only through institutional channels such as retirement plans, broker-dealers, and other financial intermediaries. Contact your financial intermediary or refer to your plan documents for information on how to invest in the Funds, including additional information on minimum initial or subsequent investment requirements. Your financial intermediary may charge you a separate or additional fee for processing purchases of shares. Only certain financial intermediaries are authorized to receive purchase orders on the Funds' behalf.

■  Minimum Initial Investments

•  In general, the Funds' minimum initial investment is $2,500 for Class C Shares;

•  The minimum initial investment for the Systematic Investment Plan is $1,000 for Class C Shares; and

•  The minimum initial investment for Individual Retirement Accounts is $2,000 for Class C Shares.

We reserve the right to waive the minimum initial investment requirement.

■  Minimum Subsequent Investments

•  $50 for Class C Shares; and

•  $50 for Class C Shares through the Systematic Investment Plan.

We reserve the right to waive the minimum subsequent investment requirement. We may waive this minimum for persons investing in the Funds through a "wrap" or managed account program, or through an employer-sponsored retirement plan. Investors purchasing shares of a Fund through a wrap or managed account program may incur expenses in addition to those charged by the Fund. Investors should consult their program sponsor concerning such additional expenses.

■  Minimum Account Size

•  In general, you must maintain a minimum account balance of $1,000 for Class C Shares. If your account drops below $1,000 for Class C Shares due to redemptions, you may be required to sell your shares.

•  You will receive at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

Please note that you may incur a tax liability as a result of a redemption.

■  Systematic Investing

You may arrange for periodic purchases by authorizing your financial intermediary to withdraw the amount of your investment from your bank account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

■  Commission on Class C Shares

Foreside Fund Services, LLC (the "Distributor") or the Adviser may compensate your financial intermediary at the time of sale at a commission rate of 1.00% of the net asset value of the Class C Shares purchased. Service providers to qualified plans will not receive this amount if they receive Plan Fees (as defined below) from the time of initial investment of qualified plan assets in Class C Shares.

■  Choosing Institutional Class, Investor Class, Retirement Class and Class C Shares

•  Institutional Class, Investor Class, Retirement Class and Class C Shares have different expenses and other characteristics. Institutional Class Shares have lower annual expenses while Investor Class Shares have higher annual expenses than Institutional Class Shares. Class C Shares have higher expenses than Institutional Class and Investor Class Shares. The performance of each of these share classes will differ due to differences in expenses.

•  Institutional Class Shares are for individual investors and for certain institutional investors investing for their own or their customers' accounts.

•  Investor Class Shares are for investments made through certain financial institutions or intermediaries.

•  Retirement Class Shares are for Certain institutional investors investing for their own or their customers' accounts, which may include 401(k) and other retirement plans.

•  Class C Shares are for investments made through certain financial institutions or intermediaries.

24

PROSPECTUS

PURCHASING, SELLING AND EXCHANGING CLASS C SHARES OF THE TURNER FUNDS

■  When Can You Purchase, Sell or Exchange Shares?

•  You may purchase, sell or exchange shares on any day that the New York Stock Exchange ("NYSE") is open for business. We define this as a "Business Day."

•  You may purchase, sell or exchange shares on any Business Day between 9:00 A.M. and 4:00 P.M.

•  In order to receive the current Business Day's net asset value (NAV) all trades must be received by DST Systems, Inc., the Funds' transfer agent (the "Transfer Agent"), or a designated financial intermediary by 4:00 P.M. (Eastern time). Trades received after that time will be executed at the following Business Day's closing price.

■  How Fund Prices Are Calculated

•  The price per share (also referred to as the offering price) will be the NAV determined after the Funds' Transfer Agent or a designated financial intermediary receives your purchase order in Good Order (as defined below).

•  The Funds' NAV is calculated once each Business Day at the regularly scheduled close of normal trading on the NYSE (usually 4:00 P.M. Eastern time). Shares are not priced on days on which the NYSE is closed for trading.

•  In calculating the NAV, a Fund generally values its investment portfolio at market price. If market prices for a security are unavailable or the Funds believe that they are unreliable, the Funds' Fair Value Pricing Committee may determine, in good faith using methods approved by, and under the ultimate supervision of, the Board, the fair value of such security. A significant event may cause the market price for a security held by a Fund to become unavailable or unreliable. Such events include, but are not limited to: market disruptions or closings; governmental actions; corporate actions, such as reorganizations, mergers or buy-outs; corporate announcements on earnings; significant litigation; and regulatory developments. While the use of fair valuations may reduce stale pricing arbitrage opportunities, it involves the risk that the values used by the Funds to price their investments may be different from those used by other mutual funds to price the same investments.

■  Limitations on Purchases, Sales and Exchanges

•  The Funds' Transfer Agent will only accept purchase requests that are in good order ("Good Order"). Good Order requires that the purchaser provide a completed and signed account application, including the purchaser's social security number, tax identification number, and other identification required by law or regulation. We may require that you provide photo identification such as a driver's license or passport, and may telephone you to verify information you have provided. If you do not provide the required information, or if we are unable to verify your identity, the Funds and their Transfer Agent reserve the right to not open or to close your account or to take such other steps as we deem reasonable, including initiating further identity verification procedures. Purchases may be made only in U.S. dollars drawn on U.S. banks. Cash, cashier's checks, traveler's checks, money orders, credit cards, credit card checks, or third-party checks (except for properly endorsed IRA rollover checks) will not be accepted. The Funds may reject or cancel any purchase orders, including the purchase component of an exchange, for any reason. The Funds will inform shareholders of a rejected purchase order generally within three business days of the Funds' receipt of the order. Generally, cancellation notices will be sent via U.S. mail on the business day after a purchase order is received.

•  The Funds will normally send your sale proceeds to you within three Business Days after its Transfer Agent receives your redemption request, but it may take up to seven days. If you recently purchased your shares by check or through Automated Clearing House (ACH), redemption proceeds may not be available, or exchange requests may not be permitted, until your investment has cleared (which for checks may take up to 15 days from the date of purchase).

•  As described more fully in the SAI, the Funds may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons as permitted by the SEC.

•  Excessive, short-term trading in Fund shares and other abusive trading practices ("abusive trading") may disrupt portfolio management strategies, harm Fund performance, dilute the value of Fund shares and increase brokerage and administrative costs. The Board has adopted policies in order to discourage abusive trading in the Funds. The policies, which apply to all accounts investing in the Funds, prohibit the Funds' service providers from knowingly: (i) opening accounts for the purpose of market timing the Funds; (ii) entering client trades for the purpose of market timing; (iii) processing exchanges or switches for the purpose of market timing; and (iv) assisting a shareholder in commingling multiple clients' funds in an omnibus account for the purpose of market timing. The policies also require the Fund's Adviser to maintain policies and procedures designed to detect and deter abusive trading. While these policies and procedures seek to discourage abusive trading in the Funds, neither the Funds nor the Adviser can guarantee that such policies and procedures will be successful in doing so, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus accounts maintained by brokers, retirement plan sponsors and other financial intermediaries. The Funds and their service providers may, in certain circumstances, request access to information about individual shareholder transactions made through such omnibus arrangements. However, the Funds cannot assure that their policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares) or otherwise, and as a result frequent trading could adversely affect the Funds and their long-term shareholders as discussed above.

•  The Funds reserve the right to reject any purchase order (including an exchange order) from any shareholder that the Funds, in their sole discretion, believe has a history of engaging in abusive trading or whose trading activity, in the Funds' judgment, has been or may be disruptive to the Funds. In making this determination, the Funds may consider trading done in multiple accounts under common ownership or control.

•  Shareholders are currently permitted to make up to 4 "roundtrip" transactions between Turner Funds in any calendar year. A roundtrip transaction is a redemption or exchange of shares of a Fund followed

25

PROSPECTUS

PURCHASING, SELLING AND EXCHANGING CLASS C SHARES OF THE TURNER FUNDS

by a purchase back into that same Fund. If a shareholder exceeds 4 roundtrip transactions per calendar year, or if the Funds determine, in their sole discretion, that a shareholder's exchange activity is short-term in nature or otherwise not in the best interest of the Funds, the Funds may bar the shareholder from making further exchanges or purchases. We may change or cancel our exchange policy at any time upon 60 days' notice.

•  The Funds may be unable to compel all financial intermediaries who offer Fund shares to apply the limitations set forth above to curtail frequent trading. The Funds reserve the right, in their sole discretion, to allow financial intermediaries to apply alternative abusive trading policies and trading restrictions reasonably designed to reduce incentives to engage in abusive trading.

26

PROSPECTUS

PURCHASING, SELLING AND EXCHANGING CLASS C SHARES OF THE TURNER FUNDS

HOW TO SELL SHARES

Redemptions, like purchases, may generally be effected only through retirement plans, broker-dealers, and other financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the redemption of shares.

■  Contingent Deferred Sales Charges

A 1.00% contingent deferred sales charge ("CDSC") will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless a CDSC waiver applies. The CDSC will be based on the lower of the original purchase price or the value of the Class C Shares redeemed.

■  CDSC Waivers

There are certain cases in which you may be exempt from a CDSC charged to Class C Shares. Among others, these include:

•  Upon the death or disability of an account owner;

•  Retirement plans and certain other accounts held through a financial intermediary that have entered into an agreement with Foreside Fund Services, LLC to waive CDSCs for such accounts;

•  Retirement plan shareholders taking required minimum distributions;

•  The redemption of Class C Shares acquired through reinvestment of Fund dividends or distributions;

•  The portion of the redemption representing appreciation as a result of an increase in NAV above the total amount of payments for Class C Shares during the period during which the CDSC applies; or

•  If a Fund chooses to liquidate or involuntarily redeem shares in your account.

To keep the CDSC as low as possible, Class C Shares not subject to any CDSC will be redeemed first, followed by shares held longest.

■  Systematic Withdrawal Plan

You may arrange for periodic redemptions of Class C Shares by authorizing your financial intermediary to redeem a specified amount from your account on a day or days you specify. Any resulting CDSC may be waived through financial intermediaries that have entered into an agreement with the Distributor. The maximum annual rate at which shares subject to a CDSC may be redeemed, pursuant to a systematic withdrawal plan, without paying a CDSC, is 12% of the net asset value of the account. Certain other terms and minimums may apply. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

HOW TO EXCHANGE SHARES

Exchanges, like purchases and redemptions, may generally be effected only through retirement plans, broker-dealers, and other financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the exchange of shares.

•  Generally, Class C Shares of the Funds may be exchanged for Class C Shares of any other Turner Fund.

•  Class C Shares received through an exchange of Class C Shares of another Fund of the Trust will not be subject to any applicable CDSC at the time of the exchange. Any CDSC applicable to redemptions of Class C Shares will continue to be measured on the shares received by exchange from the date of your original purchase.

•  When you exchange shares, you are selling your shares and buying other Fund shares, which is a taxable event. Your sale price and purchase price will be based on the NAV next calculated after the Funds' Transfer Agent or a designated financial intermediary receives your exchange request.

27

PROSPECTUS

OTHER POLICIES

Additional Information Regarding Fund Fees and Expenses

"Other Expenses" listed in the fee tables on the first page of each Fund's Summary Section ("Table") include dividends and interest on securities that a Fund sells short ("short sale dividends and interest"). Short sale dividends and interest are treated as an expense, and increase each Fund's total expense ratio. The "Shareholder Servicing Fee" listed in the Table is included as a part of each Fund's "Other Expenses" and is included in the Table for information purposes only. Finally, the "Acquired Fund Fees and Expenses" listed in the Table include the expense of acquired funds (e.g., available cash that is temporarily invested in money market funds) in which each Fund invests.

Foreign Investors

The Funds do not generally accept investments by non-U.S. persons (for these purposes, the United States includes its territories and possessions). Non-U.S. persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence. Please contact Turner Funds' Investor Services Team, at 1-800-224-6312, for more information.

Customer Identification and Verification

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. This information will be verified to ensure the identity of all persons opening a mutual fund account.

The Funds are required by law to reject your new account application if you do not provide the required identifying information.

In certain instances, the Funds are required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify your identity, and the Funds shall have no obligation with respect to the terms of any such document.

The Funds will attempt to collect any missing information required on the application by contacting you or, if applicable, your broker. If the Funds are unable to obtain this information within a timeframe established in its sole discretion (e.g., 72 hours), which may change from time to time, your application will be rejected.

Upon receipt of your application by the Funds' Transfer Agent or a designated financial intermediary in Good Order (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV per share next determined after receipt of your application in Good Order.

However, the Funds reserve the right to close your account at the then-current day's NAV and remit proceeds to you via check if it is unable to verify your identity. The Funds will attempt to verify your identity within a timeframe established in its sole discretion (e.g., 96 hours), which may change from time to time. The Funds further reserve the right to hold your proceeds until your check for the purchase of Fund shares clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

Anti-Money Laundering Program

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under Federal law. The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority or by applicable law.

Redemptions In-Kind

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in-kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale, as with any redemption. In addition, you will be subject to the risk that the value of the securities distributed to you may change until you sell them.

Householding

To reduce expenses and demonstrate respect for the environment, we will deliver a single copy of the Funds' financial reports, prospectuses, proxy statements and other similar documents to multiple investors who: share a post office box or residential street address; and either have the same last name or we reasonably believe to be members of the same family, unless we receive contrary instructions from you. If you wish to receive individual delivery of the documents, please contact us at 1-800-224-6312, and individual delivery of the documents will begin within 30 days of your request. Otherwise, delivery of a single copy of the documents to multiple investors will continue indefinitely.

Closing the Funds to New Investors

We believe that there are limits to the amount an investment adviser can effectively invest in certain asset classes. Too many advisers try to manage more money regardless of their capacity to find attractive investments. Turner and the Funds will not do this. A Fund will be closed to new investors (with the limited exceptions explained elsewhere in this Prospectus) once assets under management reach certain specified levels. Turner and the Funds may reopen investment styles should asset levels fall below capacity limits. Existing shareholders of a Fund will be notified before it is closed to new investors.

28

PROSPECTUS

OTHER POLICIES

If a Fund is closed to new investors, existing shareholders of that Fund and, at the discretion of the closed Fund, third party plan administrators that have existing agreements with Turner and/or any of the Funds, may: (i) make investments in the closed Fund, (ii) reinvest dividends and capital gains distributions in the closed Fund, and (iii) open additional accounts with the Fund, provided the new accounts are registered in the same shareholder name or have the same taxpayer identification or social security number assigned to them.

Shareholder Services

The Funds have adopted Shareholder Services Plans (the "Service Plans") that allow Class C Shares of the Funds to pay service fees to the Distributor and other service providers (together, the "Service Providers"). Under the Service Plans, if a Service Provider provides shareholder services, including responding to shareholder inquiries and assisting shareholders with their accounts, a Fund may pay shareholder service fees, directly and/or through the Distributor, to Service Providers at an annual rate not to exceed 0.25% of its Class C Shares' average daily net assets. Currently, Class C Shares of all Funds pay 0.25% in shareholder servicing fees. Because these fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of charges.

Distribution of Fund Shares

Foreside Fund Services, LLC, a registered broker-dealer, serves as Distributor of the Funds. The Distributor may enter into arrangements with banks, broker-dealers and other financial institutions through which investors may purchase or redeem shares. The Distributor is not affiliated with the Adviser, Transfer Agent, Citi, or their affiliates.

The Funds have adopted Distribution Plans for Class C Shares (the "12b-1 Plans" and, together with the Service Plan, the "Plans") that allows Class C Shares of the Funds to pay distribution fees to the Distributor and other Service Providers. Under the 12b-1 Plans, if a Service Provider provides distribution services, a Fund may pay distribution fees pursuant to Rule 12b-1 of the Investment Company Act of 1940 to the Distributor at an annual rate not to exceed 0.75% of the Fund's Class C Shares' average daily net assets. Currently, Class C Shares of all Funds pay the Distributor 0.75% in distribution fees. The Distributor may pay any or all amounts received under the Rule 12b-1 Plan to other persons, including the Adviser or its affiliates, for any distribution activity. Because these fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of charges.

Payments for Distribution, Shareholder Servicing and Other Sales Support Activities

The Distributor or Adviser is entitled to retain all fees related to the Plans (together, "Plan Fees") for the first 12 months on any investment in Class C Shares to recoup its expenses with respect to the payment of commissions on sales of Class C Shares. Financial intermediaries will become eligible for compensation under the Plans beginning in the 13th month following the purchase of Class C Shares, although the Distributor or Adviser may, pursuant to a written agreement between the Distributor or Adviser and a particular financial intermediary, pay such financial intermediary Plan Fees prior to the 13th month following the purchase of Class C Shares. Up-front payments to broker-dealers or financial advisors are financed solely by the Adviser or the Distributor and are not financed by investors or the Fund.

Turner and/or its affiliates are permitted to make payments relating to distribution, servicing and sales support activities out of their profits or other sources available to them (and not as an additional charge to the Funds). Turner and/or its affiliates may pay affiliated and unaffiliated service organizations compensation for the sale and distribution of shares of the Funds or for other services to the Funds and shareholders. These payments ("Additional Payments") would be in addition to Fund payments described in this Prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the service organization, or may be based on a percentage of the value of shares sold to, or held by, customers of the service organization. The aggregate amount of Additional Payments may be substantial. The Additional Payments include amounts that are sometimes referred to as "revenue sharing" payments. In some circumstances, these revenue sharing payments may create an incentive for a service organization, its employees or associated persons to recommend or sell shares of a Fund to you. Please contact your service organization for details about Additional Payments it may receive. For more information on Additional Payments, see the Statement of Additional Information. Turner does not direct portfolio transactions to broker-dealers in exchange for sales of Fund shares or to receive preferential marketing treatment.

Prime Broker

Goldman, Sachs & Co. ("Goldman") serves as Prime Broker of the Spectrum Fund. J.P. Morgan Clearing Corp. ("JPMorgan") serves as Prime Broker of the Medical Sciences Long/Short Fund and the Market Neutral Fund. Morgan Stanley & Co. LLC ("Morgan Stanley") serves as Prime Broker of the Titan Fund. Goldman, JPMorgan and Morgan Stanley have no responsibility for the preparation or accuracy of this Prospectus.

29

PROSPECTUS

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Funds distribute their income annually as a dividend to shareholders.

The Funds make distributions of capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after we receive your written notice. To cancel your election, simply send written notice to the Fund.

Taxes

The following is a summary of certain U.S. tax considerations relevant under current law, which may be subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are individual U.S. citizens or residents. You should consult your tax adviser for further information regarding federal, state, local and foreign tax consequences relevant to your specific situation.

Distributions

Each Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). In general, the Funds' distributions will be taxable to you for federal, state and local income tax purposes. Distributions are taxable whether they are received in cash or reinvested in Fund shares. For federal tax purposes, Fund distributions attributable to short-term capital gains and net investment income are generally taxable to you as ordinary income. Distributions attributable to the net capital gain of a Fund generally are taxable to you as long-term capital gain. This is true no matter how long you own your shares.

Under current provisions of the Internal Revenue Code, the maximum long-term capital gain tax rate applicable to individuals, estates, and trusts is generally 23.8% (which includes a 3.8% Medicare tax). Also, Fund distributions to non-corporate shareholders attributable to dividends received by a Fund from U.S. and certain foreign corporations will generally be taxed at the long-term capital gain rate, as long as certain other requirements are met. The amount of a Fund's distributions that qualify for this favorable tax treatment may be reduced as a result of the Fund's securities lending activities, a high portfolio turnover rate or investments in debt securities or "non-qualified" foreign corporations. For these lower rates to apply to Fund distributions, the non-corporate shareholders must have owned their Fund shares for at least 61 days during the 121-day period beginning 60 days before a Fund's ex-dividend date. Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in October, November or December but paid in January are taxable as if they were paid on December 31.

A percentage of the Funds' dividends paid to corporate shareholders may be eligible for the corporate dividends-received deduction. This percentage may, however, be reduced as a result of a Fund's securities lending activities, by a high portfolio turnover rate or by investments in debt securities or foreign corporations.

The Funds may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. If more than 50% of the value of the total assets of a Fund consists of stocks and securities (including debt securities) of foreign corporations at the close of a taxable year, the Fund may elect, for federal income tax purposes, to treat certain foreign taxes paid by it, including generally any withholding and other foreign income taxes, as paid by its shareholders. If a Fund makes this election, the amount of those foreign taxes paid by the Fund will be included in its shareholders' income pro rata (in addition to taxable distributions actually received by them), and each such shareholder will be entitled either (1) to credit that proportionate amount of taxes against U.S. federal income tax liability as a foreign tax credit or (2) to take that amount as an itemized deduction. If a Fund is not eligible or chooses not to make this election the Fund will be entitled to deduct any such foreign taxes in computing the amounts it is required to distribute.

You should note that if you purchase shares of a Fund just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

Sales and Exchanges

You will generally recognize taxable gain or loss for federal income tax purposes on a sale, exchange or redemption of your shares, including an exchange of your shares of one Fund for shares of another Turner Fund, in an amount equal to the difference between your tax basis in the shares and the amount you receive for them. Generally, this gain or loss is long-term or short-term depending on whether your holding period exceeds twelve months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a disposition of shares of a Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired. (To aid in computing your tax basis, you should retain your account statements for the periods during which you held shares.)

For shares of a Fund acquired after January 1, 2012 and disposed of after that date, cost basis will generally be reported to you by the Internal Revenue Service. Cost basis will be calculated using the Fund's default method of average cost or, for shares held through a broker, your broker's default method, unless you instruct the Fund or your broker, as the case may be, to use a different calculation method. (To aid in computing your tax basis, you should generally retain your account statements for the periods during which you held shares.)

30

PROSPECTUS

DIVIDENDS, DISTRIBUTIONS AND TAXES

IRAs and Other Tax-Qualified Plans

The one major exception to the tax principles described above is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Backup Withholding

If you (a) have provided either an incorrect Social Security Number or Taxpayer Identification Number or no number at all, (b) are subject to withholding by the Internal Revenue Service for prior failure to properly include reportable interest or dividends on your return, or (c) have failed to certify to Turner Funds, when required to do so, that you are not subject to backup withholding or are an "exempt recipient," then Turner Funds will be required in certain cases to withhold and remit to the Internal Revenue Service 28% of the dividends and distributions payable to you.

U.S. Tax Treatment of Foreign Shareholders

Generally, nonresident aliens, foreign corporations and other foreign investors are subject to a 30% withholding tax on dividends paid by a U.S. corporation, although the rate may be reduced for an investor that is a qualified resident of a foreign country with an applicable tax treaty with the United States. In the case of regulated investment companies such as the Funds, however, certain categories of dividends are exempt from the 30% withholding tax. These generally include dividends attributable to a Fund's net capital gains (the excess of net long-term capital gains over net short-term capital loss) and, for taxable years of a Fund beginning before January 1, 2014, dividends attributable to a Fund's interest income from U.S. obligors and dividends attributable to net short term capital gains of a Fund. Generally, to obtain the benefit of any such exemptions, or the benefit of a reduction of withholding taxes as a result of a tax treaty, the shareholder must furnish the Fund with a properly completed Form W-8BEN.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on the sale, exchange or redemption of shares in the Funds.

In contrast, if a foreign investor conducts a trade or business in the United States and the investment in a Fund is effectively connected with that trade or business, or a foreign individual investor is a permanent United States resident or meets the "substantial presence" test based on the actual number of days present in the United States, then the foreign investor's income from a Fund will generally be subject to U.S. federal income tax at graduated rates in a manner similar to the income of a U.S. citizen or resident.

Beginning January 1, 2014, the Funds will be required to withhold 30% tax on certain payments to foreign entities that do not meet specified information reporting requirements under the Foreign Account Tax Compliance Act.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

State and Local Taxes

You may also be subject to state and local taxes on income from Fund shares. State income taxes may not apply, however, to the portions of a Fund's distributions, if any, that are attributable to interest on U.S.

government securities. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

Your investment in the Funds could have additional tax consequences. You should consult your tax professional for information regarding all tax consequences applicable to your investments in the Fund. This short summary is not intended as a substitute for careful tax planning.

More information is contained in the Statement of Additional Information.

31

PROSPECTUS

TURNER FUNDS FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class C Shares of the Funds. This information is intended to help you understand the Funds' financial performance for the period of each Fund's operation. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. The financial highlights are derived from each Fund's financial statements, which have been audited by KPMG LLP, Independent Registered Public Accountants whose report, along with each Fund's financial statements, appears in the annual report that accompanies our SAI. You can obtain the Turner Funds' annual report, which contains more performance information, at no charge by calling 1-800-224-6312.

Turner Market Neutral Fund – Class C Shares

	2012		2011(1)
Net asset value, beginning of period	$10.46		$10.00
Net investment income (loss)	(0.20	)(2)	(0.15	)(2)
Realized and unrealized gains (losses) on investments	(0.03)		0.61
Total from investment operations	(0.23)		0.46
Dividends from net investment income	—		—
Distributions from capital gains	(0.22)		—
Total dividends and distributions	(0.22)		—
Net asset value, end of period	$10.01		$10.46
Total return	(2.21)%		4.60	%†
Net assets end of period (000)	$85		$—
Ratio of net expenses to average net assets††	2.94	%*(3)	2.95	%(4)
Ratio of total expenses to average net assets	3.57	%*	4.77%
Ratio of net investment income (loss) to average net assets††	(2.00	)%*	(2.26)%
Portfolio turnover rate†††	1,520%		1,184%

*  Does not include acquired fund fees or expenses.

†  Total return is for the period indicated and has not been annualized.

††  Inclusive of fees paid indirectly, waivers and/or reimbursements.

†††  Excludes effect of in-kind transfers and mergers, as applicable and has not been annualized.

(1)  Commenced operations on February 7, 2011. All ratios for the period have been annualized.

(2)  Based on average shares outstanding.

(3)  Dividend expense totaled 0.37% of average net assets for the year ended September 30, 2012, 0.37% of which was waived. Broker fees and charges on short sales totaled 0.22% of average net assets for the year ended September 30, 2012, 0.22% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 3.53% for the Class C Shares.

(4)  Dividend expense totaled 0.44% of average net assets for the period ended September 30, 2011, 0.34% of which was waived. Broker fees and charges on short sales totaled 0.25% of average net assets for the period ended September 30, 2011, 0.19% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 3.48% for the Class C Shares.

Amounts designated as "—" are either $0, not applicable or have been rounded to $0.

32

PROSPECTUS

TURNER FUNDS FINANCIAL HIGHLIGHTS

Turner Medical Sciences Long/Short Fund – Class C Shares

	2012		2011(1)
Net asset value, beginning of period	$10.30		$10.00
Net investment income (loss)	(0.25	)(2)	(0.18	)(2)
Realized and unrealized gains (losses) on investments	(0.01)		0.48
Total from investment operations	(0.26)		0.30
Dividends from net investment income	—		—
Distributions from capital gains	—		—
Total dividends and distributions	—		—
Net asset value, end of period	$10.04		$10.30
Total return	(2.52)%		3.00	%†
Net assets end of period (000)	$2,889		$2,165
Ratio of net expenses to average net assets††	2.87	%*(3)	2.93	%(4)
Ratio of total expenses to average net assets	3.09	%*	3.63%
Ratio of net investment income (loss) to average net assets††	(2.45	)%*	(2.71)%
Portfolio turnover rate†††	900%		608%

*  Does not include acquired fund fees or expenses.

†  Total return is for the period indicated and has not been annualized.

††  Inclusive of fees paid indirectly, waivers and/or reimbursements.

†††  Excludes effect of in-kind transfers and mergers, as applicable and has not been annualized.

(1)  Commenced operations on February 7, 2011. All ratios for the period have been annualized.

(2)  Based on average shares outstanding.

(3)  Dividend expense totaled 0.04% of average net assets for the year ended September 30, 2012, 0.04% of which was waived. Broker fees and charges on short sales totaled 0.15% of average net assets for the year ended September 30, 2012, 0.15% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 3.06% for the Class C Shares.

(4)  Dividend expense totaled 0.15% of average net assets for the period ended September 30, 2011, 0.12% of which was waived. Broker fees and charges on short sales totaled 0.47% of average net assets for the period ended September 30, 2011, 0.39% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 3.44% for the Class C Shares.

Amounts designated as "—" are either $0, not applicable or have been rounded to $0.

33

PROSPECTUS

TURNER FUNDS FINANCIAL HIGHLIGHTS

Turner Spectrum Fund – Class C Shares

	2012		2011		2010		2009(2)
Net asset value, beginning of period	$11.23		$10.72		$10.80		$9.98
Net investment income (loss)	(0.24	)(1)	(0.27	)(1)	(0.24	)(1)	(0.07	)(1)
Realized and unrealized gains (losses) on investments	0.05	(3)	0.78		0.23		0.89
Total from investment operations	(0.19)		0.51		(0.01)		(0.82)
Dividends from net investment income	—		—		—		—
Distributions from capital gains	(0.47)		—		(0.07)		—
Total dividends and distributions	(0.47)		—		(0.07)		—
Net asset value, end of period	$10.57		$11.23		$10.72		$10.80
Total return	(1.71)%		4.76%		(0.07)%		8.22	%†
Net assets end of period (000)	$10,391		$12,478		$7,169		$—
Ratio of net expenses to average net assets††	2.89	%*(7)	2.93	%(6)	2.92	%(5)	2.35	%(4)
Ratio of total expenses to average net assets	3.34	%*	3.39%		3.82%		5.28%
Ratio of net investment income (loss) to average net assets††	(2.15	)%*	(2.33)%		(2.19)%		(3.12)%
Portfolio turnover rate†††	996%		1,153%		1,808%		663%

*  Does not include acquired fund fees or expenses.

†  Total return is for the period indicated and has not been annualized.

††  Inclusive of fees paid indirectly, waivers and/or reimbursements.

†††  Excludes effect of in-kind transfers and mergers, as applicable. Not annualized for periods of less than one year.

(1)  Based on average shares outstanding.

(2)  Commenced operations on July 14, 2009. All ratios for the period have been annualized.

(3)  The amount shown for a share outstanding throughout the period and the aggregate net losses on investments for the period are not in accord, because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

(4)  Dividend expense totaled 0.70% of average net assets for the period ended September 30, 2009. If dividend expense had not been contractually waived, the ratios of net expenses to average net assets would have been 3.05% for the Class C Shares. If broker fees and charges on short sales had not been included, the ratios of net expenses to average net assets would have been 1.95% for the Class C Shares.

(5)  Dividend expense totaled 0.45% of average net assets for the year ended September 30, 2010, 0.42% of which was waived. Broker fees and charges on short sales totaled 0.38% of average net assets for the year ended September 30, 2010, 0.37% of which was waived beginning on January 13, 2010. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 3.71% for the Class C Shares.

(6)  Dividend expense totaled 0.28% of average net assets for the year ended September 30, 2011, 0.22% of which was waived. Broker fees and charges on short sales totaled 0.32% of average net assets for the year ended September 30, 2011, 0.25% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 3.40% for the Class C Shares.

(7)  Dividend expense totaled 0.20% of average net assets for the year ended September 30, 2012, 0.20% of which was waived. Broker fees and charges on short sales totaled 0.33% of average net assets for the year ended September 30, 2012, 0.33% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 3.42% for the Class C Shares.

Amounts designated as "—" are either $0, not applicable or have been rounded to $0.

34

PROSPECTUS

TURNER FUNDS FINANCIAL HIGHLIGHTS

Turner Titan Fund – Class C Shares

	2012		2011(1)
Net asset value, beginning of period	$9.72		$10.00
Net investment income (loss)	(0.21	)(2)	(0.16	)(2)
Realized and unrealized gains (losses) on investments	0.65		(0.12)
Total from investment operations	0.44		(0.28)
Dividends from net investment income	—		—
Distributions from capital gains	(0.09)		—
Total dividends and distributions	(0.09)		—
Net asset value, end of period	$10.07		$9.72
Total return	4.53%		(2.80	)%†
Net assets end of period (000)	$531		$29
Ratio of net expenses to average net assets††	2.92	%*(3)	2.92	%(4)
Ratio of total expenses to average net assets	3.41	%*	2.31%
Ratio of net investment income (loss) to average net assets††	(2.03	)%*	(2.44)%
Portfolio turnover rate†††	834%		647%

*  Does not include acquired fund fees or expenses.

†  Total return is for the period indicated and has not been annualized.

††  Inclusive of fees paid indirectly, waivers and/or reimbursements.

†††  Excludes effect of in-kind transfers and mergers, as applicable and has not been annualized.

(1)  Commenced operations on February 7, 2011. All ratios for the period have been annualized.

(2)  Based on average shares outstanding.

(3)  Dividend expense totaled 0.08% of average net assets for the period ended September 30, 2012, 0.08% of which was waived. Broker fees and charges on short sales totaled 0.23% of average net assets for the period ended September 30, 2012, 0.23% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 3.23% for the Class C Shares.

(4)  Dividend expense totaled 0.28% of average net assets for the period ended September 30, 2011, 0.22% of which was waived. Broker fees and charges on short sales totaled 0.32% of average net assets for the period ended September 30, 2011, 0.25% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 3.20% for the Class C Shares.

Amounts designated as "—" are either $0, not applicable or have been rounded to $0.

35

Turner Funds

Investment Adviser

Turner Investments, L.P.
1205 Westlakes Drive, Suite 100
Berwyn, PA 19312

Distributor

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

More information about the Funds is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated January 31, 2013 includes information about the Funds. The SAI is on file with the SEC and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.

Annual and Semiannual Reports

These reports contain information about each Fund's holdings, investment strategies, recent market conditions and trends, and their impact on Fund performance. These reports also contain detailed financial information about the Funds.

To obtain an SAI, Annual or Semiannual Report, without charge, upon request, or to request other information about the Funds or to make shareholder inquiries:

By Telephone: Call 1-800-224-6312

By Mail:  Write to Turner Funds at:
P.O. Box 219805
Kansas City, MO 64121-9805

By Internet: www.turnerinvestments.com

From the SEC: You can also obtain the SAI or the Annual and Semiannual Reports, as well as other information about Turner Funds, from the EDGAR Database on the SEC's website (www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to:

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102.

You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

Turner Funds' Investment Company Act registration number is 811-07527.

TUR-F-15-04

TURNER FUNDS

Turner Market Neutral Fund

•      Institutional Class (TMNEX)

•      Investor Class (TMNFX)

Turner Medical Sciences Long/Short Fund

•      Institutional Class (TMSEX)

•      Investor Class (TMSFX)

Turner Spectrum Fund

•      Institutional Class (TSPEX)

•      Investor Class (TSPCX)

Turner Titan Fund

•      Institutional Class (TTLEX)

•      Investor Class (TTLFX)

Turner All Cap Growth Fund

•      Investor Class (TBTBX)

Turner Emerging Growth Fund

•      Institutional Class (TMCOX)

•      Investor Class (TMCGX)

Turner Large Growth Fund

•      Institutional Class (TTMEX)

•      Investor Class (TCGFX)

Turner Midcap Growth Fund

•      Institutional Class (TMGEX)

•      Investor Class (TMGFX)

•      Retirement Class (TMIIX)

Turner Small Cap Growth Fund • Investor Class (TSCEX) Turner Global Opportunities Fund • Institutional Class (TGLBX) • Investor Class (TGLPX)

January 31, 2013

Investment Adviser:

TURNER INVESTMENTS, L.P.

This Statement of Additional Information is not a prospectus and relates only to the Turner Market Neutral Fund, Turner Medical Sciences Long/Short Fund, Turner Spectrum Fund, Turner Titan Fund, Turner All Cap Growth Fund, Turner Emerging Growth Fund, Turner Large Growth Fund, Turner Midcap Growth Fund, Turner Small Cap Growth Fund and Turner Global Opportunities Fund.  It is intended to provide additional information regarding the activities and operations of the Turner Funds and should be read in conjunction with the Turner Funds’ Prospectus dated January 31, 2013.  The Prospectus may be obtained without charge by calling 1-800-224-6312.  The Financial Statements and the Report of Independent Registered Public Accounting Firm thereon are incorporated by reference into this Statement of Additional Information from the Annual Report of the Turner Funds.  The Annual Report may be obtained by calling the toll-free number above.  No other parts of the Annual Report are incorporated herein by reference.

THE TRUST		1
INVESTMENT OBJECTIVES		1
INVESTMENT POLICIES		2
GENERAL INVESTMENT POLICIES		9
DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS		9
DISCLOSURE OF PORTFOLIO HOLDINGS		32
INVESTMENT LIMITATIONS		33
THE ADVISER		36
THE ADMINISTRATOR		53
SHAREHOLDER SERVICES		54
DISTRIBUTION		55
TRUSTEES AND OFFICERS OF THE TRUST		57
COMPUTATION OF YIELD AND TOTAL RETURN		64
PURCHASE AND REDEMPTION OF SHARES		65
DETERMINATION OF NET ASSET VALUE		66
TAXES		67
PORTFOLIO TRANSACTIONS		69
VOTING		72
DESCRIPTION OF SHARES		72
SHAREHOLDER LIABILITY		73
LIMITATION OF TRUSTEES’ LIABILITY		73
CODE OF ETHICS		73
PROXY VOTING		73
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS		74
CUSTODIAN		86
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM		87
LEGAL COUNSEL		87
FINANCIAL STATEMENTS		87
APPENDIX A	DESCRIPTION OF SECURITIES RATINGS	A-1
APPENDIX B	PROXY VOTING POLICIES AND PROCEDURES	B-1

THE TRUST

This Statement of Additional Information (“SAI”) relates to the Turner Market Neutral Fund (“Market Neutral Fund”), Turner Medical Sciences Long/Short Fund (“Medical Sciences Long/Short Fund”), Turner Spectrum Fund (“Spectrum Fund”), Turner Titan Fund (“Titan Fund”), Turner All Cap Growth Fund (“All Cap Growth Fund”), Turner Emerging Growth Fund (“Emerging Growth Fund”), Turner Large Growth Fund (“Large Growth Fund”), Turner Midcap Growth Fund (“Midcap Growth Fund”), Turner Small Cap Growth Fund (“Small Cap Growth Fund”) and Turner Global Opportunities Fund (“Global Opportunities Fund”) (each a “Fund” and together the “Funds”).

Each Fund is a separate series of Turner Funds (the “Trust” or the “Funds”), an open-end management investment company established as a Massachusetts business trust under an Agreement and Declaration of Trust dated January 26, 1996, as amended on February 21, 1997 and August 17, 2001 (the “Declaration of Trust”), which consists of both diversified and non-diversified funds.  The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest (the “shares”) and separate classes of shares within each such separate series.  Each series is a separate mutual fund and each share of each series represents an equal proportionate interest in that series.  Shareholders may purchase shares in the Large Growth Fund, Emerging Growth Fund and Global Opportunities Fund through two separate classes, Institutional Class and Investor Class.  Shareholders may purchase shares in the Midcap Growth Fund through three separate classes, Institutional Class, Investor Class and Retirement Class.  Shareholders may purchase shares in the Market Neutral Fund, Medical Sciences Long/Short Fund, Spectrum Fund and Titan Fund through three separate classes, Institutional Class, Investor Class and Class C.  The All Cap Growth Fund and Small Cap Growth Fund currently offer only Investor Class Shares.  Class C Shares of the Market Neutral Fund, Medical Sciences Long/Short Fund, Spectrum Fund and Titan Fund are described in a separate prospectus and statement of additional information.  Except for differences among the share classes pertaining to certain expenses, each share of each series represents an equal proportionate interest in that series.  Please see “Description of Shares” for more information.

Turner Investments, L.P. (“Turner” or the “Adviser”) serves as the investment adviser for each Fund.

Capitalized terms not defined herein are defined in the Prospectus.

INVESTMENT OBJECTIVES

Turner Market Neutral Fund:  The Turner Market Neutral Fund seeks capital appreciation.

Turner Medical Sciences Long/Short Fund:  The Turner Medical Sciences Long/Short Fund seeks capital appreciation.

Turner Spectrum Fund:  The Spectrum Fund seeks capital appreciation by allocating its assets to various investment strategies (“Investment Strategies”), each managed by a separate portfolio management team at the Adviser.

Turner Titan Fund:  The Turner Titan Fund seeks long-term capital appreciation.

Turner All Cap Growth Fund:  The All Cap Growth Fund seeks long-term capital appreciation.

Turner Emerging Growth Fund:  The Emerging Growth Fund seeks capital appreciation.

Turner Large Growth Fund:  The Large Growth Fund seeks long-term capital appreciation.

Turner Midcap Growth Fund:  The Midcap Growth Fund seeks capital appreciation.

Turner Small Cap Growth Fund:  The Small Cap Growth Fund seeks capital appreciation.

Turner Global Opportunities Fund: The Global Opportunities Fund seeks long-term capital appreciation.

There can be no assurance that any Fund will achieve its investment objective.

INVESTMENT POLICIES

Turner Market Neutral Fund: The Turner Market Neutral Fund invests in stocks of companies with any capitalization range using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.  Primarily, the Fund takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price.  The Fund’s holdings may range from small companies with over $100 million in market capitalization at the time of purchase to larger, established firms in a variety of industries and sectors.  The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.

Turner Medical Sciences Long/Short Fund: The Turner Medical Sciences Long/Short Fund invests primarily (at least 80% of its net assets plus any borrowing for investment purposes) in stocks of companies engaged in the health care sector using a long/short growth strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.  This is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders.  Primarily, the Fund takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price.  The Fund’s holdings may generally range from small companies with over $250 million in market capitalization at the time of purchase to larger, established firms in the health care industry. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.  Investments may also be made in other sectors of the equity markets.

Turner Spectrum Fund:  The Spectrum Fund invests its assets utilizing the following seven Investment Strategies: (1) Global Consumer; (2) Global Financial Services; (3) Global Medical Sciences; (4) Select Opportunities; (5) Market Neutral; (6) Titan; and (7) Global Resources and Infrastructure. Each of the Investment Strategies is described in more detail below.  The Adviser may add, remove or change an Investment Strategy at any time in its sole discretion. The Fund is not required to maintain allocations to each Investment Strategy in any proportion and the relative allocations will vary based upon the performance of each Investment Strategy or due to other circumstances including, without limitation, capacity and liquidity restraints. Cash flows due to investments and redemptions may be allocated among the Investment Strategies in any manner, as determined by the Adviser in its sole discretion. Although the weightings of each Investment Strategy will vary, it is the Adviser’s current intention to attempt to rebalance its investment portfolio annually as of each December 31st to approximately the following equal weightings:

Turner Global Consumer Strategy 14.3%

Turner Global Financial Services Strategy 14.3%

Turner Global Medical Sciences Strategy 14.3%

Turner Select Opportunities Strategy 14.3%

Turner Market Neutral Strategy 14.3%

Turner Titan Strategy 14.3%

Turner Global Resources and Infrastructure Strategy 14.3%

The Adviser may rebalance the investment portfolio at any other time.  These weightings can be changed in the Adviser’s discretion without notice to shareholders.

The Adviser has established an Alternative Strategies Oversight Group which serves as the internal governance body that monitors the activities of each of the alternative strategies it manages. Members of the group include its Chief of Investment Strategies, Chief Operating Officer, and other senior members of the Adviser’s management team, who meet regularly to provide fiduciary oversight over the Fund.  The operational and investment oversight of the Fund includes evaluations of each underlying Investment Strategy, the review of investment returns, risk control policies and procedures, and the general characteristics of each strategy. In addition, the Group reviews relevant compliance, legal, tax, fund administration, marketing, and general business issues associated with the Fund and the underlying strategies.  The Alternative Strategies Oversight Group has authority to add or remove investment strategies in the Fund.

The investment approach and process for each Investment Strategy is as follows:

The Global Consumer Strategy invests primarily in companies engaged in the consumer discretionary sector using a long/short growth strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.  Security selection is not based on company size, but rather on an assessment of a company’s prospects. The Global Consumer Strategy’s holdings may generally range from small companies with over $250 million in market capitalization at the time of purchase to larger, established firms in the consumer discretionary sector.  The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.  A limited number of investments may also be made in other sectors of the equity markets.  Investments are selected by using a combination of quantitative and fundamental research and analysis.  The Global Consumer Strategy typically holds between 15 and 75 securities long, and between 15 and 75 securities short, with a typical allocation resulting in net long exposure, although there can be no assurance that will be the case.

The Global Financial Services Strategy invests primarily in companies engaged in the financial services sector using a long/short growth strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.  Security selection is not based on company size, but rather on an assessment of a company’s prospects. The Global Financial Services Strategy’s holdings may generally range from small companies with over $250 million in market capitalization at the time of purchase to larger, established firms in the financial services industry.  The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.  A limited number of investments may also be made in other sectors of the equity markets.  Investments are selected by using a combination of quantitative and fundamental research and analysis. The Global Financial Services Strategy typically holds between 15 and 75 securities long, and between 15 and 75 securities short, with a typical allocation resulting in net long exposure, although there can be no assurance that will be the case.

The Global Medical Sciences Strategy invests primarily in companies engaged in the health care sector using a long/short growth strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.  Security selection is not based on company size, but rather on an assessment of a company’s prospects. The Global Medical Sciences Strategy’s holdings may generally range from small companies with over $250 million in market capitalization at the time of purchase to larger, established firms in the health care industry.  The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.  A limited number of investments may also be made in other sectors of the equity markets.  Investments are selected by using a combination of quantitative and fundamental research and analysis.  The Global Medical Sciences Strategy typically holds between 15 and 75 securities long, and between 15 and 75 securities short, with a typical allocation resulting in net long exposure, although there can be no assurance that will be the case.

The Select Opportunities Strategy invests in companies with any capitalization range using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. Primarily, the Select Opportunities Strategy takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price. Security selection is not based on company size, but rather on an assessment of a company’s prospects. The Select Opportunities Strategy’s holdings may generally range from small companies with over $100 million in market capitalization at the time of purchase to larger, established firms in a variety of industries and sectors.  The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.  Investments may also be made in other sectors of the equity markets.  Investments are selected by using a combination of quantitative and fundamental research and analysis.  The Select Opportunities Strategy typically holds between 10 and 50 securities long and between 10 and 50 securities short, with a typical allocation resulting in net long exposure, although there can be no assurance that will be the case.

The Market Neutral Strategy invests in companies with any capitalization range using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. Primarily, the Market Neutral Strategy takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price. Security selection is not based on company size, but rather on an assessment of a company’s prospects. The Market Neutral Strategy’s holdings may generally range from small companies with over $500 million in market capitalization at the time of purchase to larger, established firms in a variety of industries and sectors.  The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.  Investments are selected by using a combination of quantitative and fundamental research and analysis.  The Market Neutral Strategy typically holds between 25 and 50 securities long and between 25 and 50 securities short, with a typical allocation generally resulting in a market neutral net exposure, although there can be no assurance that will be the case.

The Titan Strategy invests in stocks of companies with primarily large capitalization ranges across all major industry sectors using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. Primarily, the Titan Strategy takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price.  Security selection is not based on company size, but rather on an assessment of a company’s prospects.  The Titan Strategy’s holdings will be global and diversified.  Investments are selected by using a combination of quantitative and fundamental research and analysis.  The Titan Strategy typically holds between 75 and 125 securities long or short in the aggregate, with a typical long position size per holding and a typical short position size per holding between 0.5% to 5.0% of the Titan Strategy’s net assets, although there can be no assurance that will be the case.

The Global Resources and Infrastructure Strategy invests in stocks of companies in the resource and infrastructure industries using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. Security selection is not based on company size, but rather on an assessment of a company’s prospects. The Global Resources and Infrastructure Strategy’s holdings generally may range from small companies with over $100 million in market capitalization at the time of purchase to larger, established firms in areas such as energy, industrials, and natural resources. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.  Investments may also be made in other sectors of the equity markets.  Investments are selected by using a combination of quantitative and fundamental research and analysis.  The Global Resources and Infrastructure Strategy typically holds between 25 and 125 securities long and between 15 and 100 securities short, with a typical allocation resulting in a net long exposure, although there can be no assurance that will be the case.

Turner Titan Fund: The Turner Titan Fund invests in stocks of companies with primarily large capitalization ranges across all major industry sectors using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.  Primarily, the Fund takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price. For long positions, the Adviser uses a fundamental, bottom-up equity investment style focused on intensive, first-hand research and company evaluation.  For short positions, the Adviser focuses on companies that it believes have deteriorating fundamentals and quality characteristics such as: 1) stock prices that appear to already reflect earnings; 2) expectations of adverse events that would affect long-term earnings; 3) poorly performing management; 4) indicators that the company is likely to fail to meet expected performance; or 5) companies that exist in industries with structural weaknesses. The Fund’s holdings will be global and diversified.

Turner All Cap Growth Fund: The Turner All Cap Growth Fund invests primarily (at least 80% of its net assets plus any borrowing for investment purposes) in companies with projected strong earnings growth across a variety of industries and sectors where new products and services are being developed and marketed.  The Fund generally invests in stocks of mid to large capitalization companies, and will generally purchase the securities of companies with market capitalizations at the time of purchase of at least $1 billion, though it may invest in companies of any size. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.  The Fund focuses on companies that Turner believes are positioned for accelerated growth of revenue and earnings. The Fund seeks to invest in companies in rapidly growing industries such as business services, computer and digital products, financial services, Internet-related companies, medical technology, retail, and telecommunications. Companies that have the potential for rapid earnings growth because of management changes, new products, or changes in the economy also may be attractive investments for the Fund.

The All Cap Growth Fund may invest in warrants and rights to purchase common stocks, convertible and preferred stocks, ADRs and shares of other investment companies, including exchange traded funds (“ETFs”).

The All Cap Growth Fund invests in rapidly growing, dynamic, publicly-traded companies. In many cases, these companies offer recently developed products, services or technologies and often serve special or expanding market niches. Because of their small size and less frequent trading activity, the smaller companies represented in the Fund’s portfolio may be overlooked or not closely followed by investors. Accordingly, their prices may rise either as a result of improved business fundamentals, particularly when earnings grow faster than general expectations, or as more investors appreciate the full extent of a company’s underlying business potential. Turner will seek to capture these price increases.

The All Cap Growth Fund’s share price can move up and down significantly, even over short periods of time, due to the volatile nature of some of the company stocks in which the Fund invests. To manage risk and improve liquidity, Turner invests in a number of publicly-traded companies, representing a broad cross-section of companies.

The smaller capitalization companies the All Cap Growth Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Such stocks also may not be as liquid as larger capitalization stocks. Therefore, such stocks may be volatile, and the price movements of the Fund’s shares may reflect that volatility.

Turner Emerging Growth Fund:  The Emerging Growth Fund invests primarily in equity securities of U.S. companies with small and very small market capitalizations that Turner believes to have strong earnings growth potential.  For this purpose the Fund considers U.S. companies to include those companies headquartered or doing a substantial portion of their business in the United States.  Small cap and very small cap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of those companies included in the Russell 2000 Growth Index (the “2000 Growth Index”).  The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.  The Fund seeks to purchase securities that are well diversified across economic sectors.  The Fund may invest in warrants and rights to purchase common stocks.  The Fund may also invest in foreign securities, including ADRs.

The Emerging Growth Fund invests in some of the smallest, most dynamic publicly-traded companies.  These emerging growth companies are typically in the early stages of a long-term development cycle.  In many cases, these companies offer unique products, services or technologies and often serve special or expanding market niches.  Because of their small size and less frequent trading activity, the companies represented in the Fund’s portfolio may be overlooked or not closely followed by investors.  Accordingly, their prices may rise either as a result of improved business fundamentals, particularly when earnings grow faster than general expectations, or as more investors appreciate the full extent of a company’s underlying business potential.

The Emerging Growth Fund’s share price can move up and down significantly, even over short periods of time, due to the volatile nature of micro capitalization stocks.  To manage risk and improve liquidity, Turner expects to invest in numerous small, publicly traded companies, representing a broad cross-section of U.S. industries.

Turner Large Growth Fund:  The Large Growth Fund invests primarily (at least 80% of its net assets plus any borrowing for investment purposes) in equity securities of companies with large market capitalizations that Turner believes have strong earnings growth potential.  Large cap companies are defined for this purpose as companies with market capitalizations at the time of purchase of $3 billion or more.  The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range The Fund invests in securities of companies that Turner believes are favorably priced in relation to their fundamental value and will likely appreciate over time.  While the Fund typically invests in the equity securities of large sized companies, it may invest in companies of any size or in any industry in order to achieve its objective.  The Fund may also invest in foreign securities, including ADRs.

Turner Midcap Growth Fund:  The Midcap Growth Fund invests primarily (at least 80% of its net assets plus any borrowing for investment purposes) in equity securities of U.S. companies that, at the time of purchase, have medium market capitalizations that Turner believes to have strong earnings growth potential.  For this purpose the Fund considers U.S. companies to include those companies headquartered or doing a substantial portion of their business in the United States.  Midcap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the Russell Midcap Growth Index (the “Midcap Growth Index”).  The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.  The Fund seeks to purchase securities that are well diversified across economic sectors and to maintain sector concentrations that approximate the economic sector weightings comprising the Midcap Growth Index (or such other appropriate index selected by Turner).  Any remaining assets may be invested in securities issued by smaller capitalization companies and larger capitalization companies, warrants and rights to purchase common stocks.  The Fund may also invest in foreign securities, including ADRs.

Turner Small Cap Growth Fund:  The Small Cap Growth Fund invests primarily (and at least 80% of its net assets plus any borrowing for investment purposes) in equity securities of U.S. companies with small market capitalizations that Turner believes to have strong earnings growth potential.  For this purpose the Fund considers U.S. companies to include those companies headquartered or doing a substantial portion of their business in the United States.  Small cap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of those companies included in the 2000 Growth Index.  The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.  The Fund seeks to purchase securities that are well diversified across economic sectors and to maintain sector concentrations that approximate the economic sector weightings comprising the 2000 Growth Index (or such other appropriate index selected by Turner).  The Fund may invest in warrants and rights to purchase common stocks.  The Fund may also invest in foreign securities, including ADRs.

Turner Global Opportunities Fund: The Turner Global Opportunities Fund will generally invest in common stocks and other equity securities of U.S. and foreign companies that Turner believes have strong earnings growth potential.  For this purpose the Fund considers U.S. companies to include those companies headquartered or doing a substantial portion of their business in the United States.  All other companies are considered foreign companies.  Under normal market conditions, the Fund will invest significantly (at least 40% — unless market conditions are not deemed favorable by the Adviser in which case the Fund would invest at least

30% of net assets) in foreign companies.  Investments will generally be in securities of companies with market capitalizations of greater than $2 billion at the time of purchase.  The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.  From time to time, the Fund may also invest in securities of companies with market capitalizations at the time of purchase that are less than or equal to $2 billion.

GENERAL INVESTMENT POLICIES

Each Fund may purchase securities on a when-issued basis and borrow money.

Each Fund may enter into futures and options transactions.

Each Fund may hold and invest up to 15% of its net assets in illiquid securities.

Each Fund, except the Midcap Growth Fund, may purchase convertible securities.

Each Fund may enter into repurchase agreements.

Each Fund may purchase fixed income securities, including variable and floating rate instruments and zero coupon securities.

Each Fund may purchase Rule 144A securities and other restricted securities.

Each Fund may purchase obligations of supranational entities.

Each Fund may, for temporary defensive purposes, invest up to 100% of its total assets in money market instruments (including U.S. government securities, bank obligations, commercial paper rated in the highest rating category by a nationally recognized statistical rating organization (a “NRSRO”) and repurchase agreements involving the foregoing securities), shares of money market investment companies (to the extent permitted by applicable law and subject to certain restrictions) and cash.

During normal market conditions, in order to meet applicable margin requirements or otherwise, each Fund may maintain a significant portion of its assets in cash or cash equivalents.

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

Each Fund may invest in each of the investments listed below, or engage in each of the investment techniques listed below unless otherwise indicated.

American Depositary Receipts (“ADRs”)

ADRs are securities, typically issued by a U.S. financial institution (a “depositary”), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary.  ADRs may be available through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security.  Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility.  The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

The Funds may also invest in sponsored or unsponsored European Depositary Receipts (“EDRs”) or Global Depositary Receipts (“GDRs”).  EDRs also represent securities of foreign issuers and are designed for use in European markets.  A GDR represents ownership in a non-U.S. company’s publicly traded securities that are traded on foreign stock exchanges or foreign over-the-counter markets.  Holders of unsponsored ADRs, EDRs or GDRs generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute investor communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

Asset-Backed Securities

Asset-backed securities are secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables.  Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets.  Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

Borrowing

The Funds may borrow money equal to 5% of their total assets for temporary purposes to meet redemptions or to pay dividends.  The Funds, other than the Market Neutral Fund, Medical Sciences Long/Short Fund, Spectrum Fund and Titan Fund (“Long/Short Funds”), will voluntarily impose a restriction halting further purchases on behalf of a Fund whenever it receives a redemption of more than 5% of the Fund’s assets.  The restriction lasts until the trades to satisfy the redemption request have been settled, and is imposed in order to limit borrowing or leverage by a Fund.  This restriction does not apply to the Long/Short Funds, which borrow and use leverage regularly in connection with short sale activity.  Borrowing may exaggerate changes in the net asset value of a Fund’s shares and in the return on the Fund’s portfolio.  Although the principal of any borrowing will be fixed, a Fund’s assets may change in value during the time the borrowing is outstanding.  The Funds may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to any borrowing.  The Funds may be required to earmark or segregate liquid assets in an amount sufficient to meet their obligations in connection with such borrowings.  In an interest rate arbitrage transaction, a Fund borrows money at one interest rate and lends the proceeds at another, higher interest rate.  These transactions involve a number of risks, including the risk that the borrower will fail or otherwise become insolvent or that there will be a significant change in prevailing interest rates.

Convertible Securities

Convertible securities are corporate securities that are exchangeable for a set number of another security at a prestated price. Convertible securities typically have characteristics of both fixed income and equity securities.  Because of the conversion feature, the market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.

The Midcap Growth Fund will not invest in convertible securities.

Corporate Events

The Funds may invest in companies that experience certain events, such as a restructuring, merger, leveraged buyout, takeover or similar action that causes a decline in market value or credit quality of the corporation’s stocks or bonds due to factors including unfavorable market response or a resulting increase in the company’s debt.  Added debt may significantly reduce the credit quality and market value of a company’s bonds.

Derivatives

Derivatives are securities that derive their value from other securities, financial instruments or indices.  The following are considered derivative securities: options on futures, futures, options (e.g., puts and calls), swap agreements, mortgage-backed securities (e.g., collateralized mortgage obligations (“CMOs”)), real estate mortgage investment conduits (“REMICs”), interest-only (“IOs”) and principal-only (“POs”), when issued securities and forward commitments, floating and variable rate securities, convertible securities, “stripped” U.S. Treasury securities (e.g., receipts and separately traded registered interest and principal securities (“STRIPS”)), privately issued stripped securities (e.g., TGRs, TRs, and CATS).

Equity Securities

Equity securities include common stocks, preferred stocks, warrants, rights to acquire common or preferred stocks, and securities convertible into or exchangeable for common stocks.  Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time.  The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision.  Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of the Fund to fluctuate.  An investment in a Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.

Fixed Income Securities

The market value of fixed income investments will change in response to interest rate changes and other factors.  During periods of falling interest rates, the values of outstanding fixed income securities generally rise.  Conversely, during periods of rising interest rates, the values of such securities generally decline.  Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.  Changes by an NRSRO in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments.  Changes in the value of these securities will not necessarily affect cash income derived from these securities, but will affect the investing Fund’s net asset value.

Investment grade bonds include securities rated BBB by S&P or Baa by Moody’s, which may be regarded as having speculative characteristics as to repayment of principal. If a security is downgraded, Turner will review the situation and take appropriate action.

Foreign Investments

Investments in foreign securities require consideration of certain risks typically not associated with investing in U.S. securities or property.  Such risks include, among other things, trade balances and imbalances and related economic policies, unfavorable currency exchange rate fluctuations, imposition of exchange control regulation by the United States or foreign governments, United States and foreign withholding taxes, limitations on the removal of funds or other assets, policies of governments with respect to possible nationalization of their industries, political difficulties, including expropriation of assets, confiscatory taxation and economic or political instability in foreign nations.  There may be less publicly available information about certain foreign companies than would be the case for comparable companies in the United States and certain foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of United States’ companies.  Securities markets outside the United States, while growing in volume, have for the most part substantially less volume than U.S. markets, and many securities traded on these foreign markets are less liquid and their prices more volatile than securities of comparable United States’ companies.  In addition, settlement of trades in some non-U.S. markets is much slower and more subject to failure than in U.S. markets.  There also may be less extensive regulation of the securities markets in particular countries than in the United States.

The Funds may invest in emerging market countries. Developing countries may impose restrictions on a Fund’s ability to repatriate investment income or capital. Even if there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of the Funds. For example, funds may be withdrawn from the People’s Republic of China only in U.S. or Hong Kong dollars and only at an exchange rate established by the government once each week.

Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain developing countries face serious exchange constraints.

Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest in the country. As such, government actions in the future could have a significant effect on economic conditions in developing countries in these regions, which could affect private sector companies, the Funds and the value of their securities.  Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments. Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involves a high degree of risk.

Forward Foreign Currency Contracts

The Funds may enter into forward foreign currency contracts to manage foreign currency exposure and as a hedge against possible variations in foreign exchange rates. The Funds may enter into forward foreign currency contracts to hedge a specific security transaction or to hedge a portfolio position. These contracts may be bought or sold to protect the Funds, to some degree, against possible losses resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar. The Funds also may invest in foreign currency futures and in options on currencies. Forward foreign currency contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. A Fund may enter into a contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund’s securities denominated in such foreign currency.  Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Fund to establish a rate of exchange for a future point in time. At the maturity of a forward contract, the Fund may either sell a Fund security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an ‘‘offsetting’’ contract with the same currency trader, obligating the Fund to purchase, on the same maturity date, the same amount of the foreign currency.  The Fund may realize a gain or loss from currency transactions.

When entering into a contract for the purchase or sale of a security in a foreign currency, a Fund may enter into a forward foreign currency contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

Also, when Turner anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, a Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of its securities denominated in such foreign currency.  With respect to any such forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures.  In addition, while forward currency contracts may offer protection from losses resulting from declines in value of a particular foreign currency, they also limit potential gains which might result from increases in the value of such currency.  A Fund will also incur costs in connection with forward foreign currency contracts and conversions of foreign currencies into U.S. dollars. A Fund will place assets in a segregated account to assure that its obligations under forward foreign currency contracts are covered.

The All Cap Growth Fund will not invest in forward foreign currency contracts.

Forward Trading

The Funds may trade forward contracts.  Forward contracts and options thereon, unlike futures contracts, are not traded on exchanges and are not standardized; rather banks and dealers act as principals in these markets, negotiating each transaction on an individual basis. Forward and “cash” trading is substantially unregulated; there is no limitation on daily price movements and speculative position limits are not applicable. The principals who deal in the forward markets are not required to continue to make markets in the currencies or commodities they trade and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in these markets have refused to quote prices for certain currencies or commodities or have quoted prices with an unusually wide spread between the price at which they were prepared to buy and that at which they were prepared to sell. Disruptions can occur in any market traded by the Funds due to unusually high trading volume, political intervention or other factors. The imposition of controls by governmental authorities might also limit such forward (and futures) trading to less than that which the Adviser would otherwise recommend, to the possible detriment of the Funds. Neither the Commodities Futures Trading Commission (“CFTC”) nor banking authorities regulate forward currency trading through banks. In respect of such trading, the Funds are subject to the risk of bank failure or the inability or refusal by a bank to perform with respect to such contracts. Market illiquidity or disruption could result in major losses to the Funds.

Futures Contracts and Options on Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund may use futures contracts and related options for bona fide hedging purposes, to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. A Fund will minimize the risk that it will be unable to close out a futures contract by entering only into futures contracts which are traded on national futures exchanges.  In addition, a Fund will sell only covered futures contracts and options on futures contracts.

Stock and bond index futures are futures contracts for various stock and bond indices that are traded on registered securities exchanges.  Stock and bond index futures contracts obligate the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock or bond index at the close of the last trading day of the contract and the price at which the agreement is made.

Stock and bond index futures contracts are bilateral agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock or bond index value at the close of trading of the contract and the price at which the futures contract is originally struck.  No physical delivery of the stocks or bonds comprising the index is made; generally contracts are closed out prior to the expiration date of the contracts.

No price is paid upon entering into futures contracts. Instead, a Fund would be required to deposit an amount of cash or U.S. Treasury securities known as “initial margin.” Subsequent payments, called “variation margin,” to and from the broker, would be made on a daily basis as the value of the futures position varies (a process known as “marking to market”). The margin is in the nature of a performance bond or good-faith deposit on a futures contract.

There are risks associated with these activities, including the following: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and futures options.

A Fund may enter into futures contracts and options on futures contracts traded on an exchange regulated by the CFTC.  Before a Fund trades futures contracts or options on futures contracts, it will file a notice of eligibility for exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act with the CFTC and the National Futures Association, which regulate trading in the futures markets and, therefore, will not be subject to registration or regulation as a pool operator under that Act with respect to the Fund.

A Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices.  Some strategies reduce a Fund’s exposure to price fluctuations, while others tend to increase its market exposure.  Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact a Fund’s return.  In order to avoid leveraging and related risks, when a Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account with its custodian, Citibank, N.A. (the “Custodian”).  Collateral equal to the current market value of the futures position will be marked to market on a daily basis.

Health Care-related Securities

The Spectrum Fund and Medical Sciences Long/Short Fund may invest in a variety of industries within the general health care sector.  Many health care-related companies share common risks. Many health care-related companies are smaller and less seasoned than companies in other sectors. Health care-related companies may also be strongly affected by scientific or technological developments and their products may quickly become obsolete.  Many health care-related companies offer products and services that are subject to governmental regulation and may be adversely affected by changes in governmental policies or laws. Congress may from time to time propose legislative action that will impact the health care-related companies. The proposals may span a wide range of topics, including cost and price controls (which may include a freeze on the prices of prescription drugs), incentives for competition in the provision of health care services, promotion of pre-paid health care plans and additional tax incentives and penalties aimed at the health care-related companies. The government could also reduce funding for health care related research. The Spectrum Fund and Medical Sciences Long/Short Fund cannot predict what proposals will be enacted or what effect they may have on health care-related companies.

Hedging Transactions

Subject to applicable law, the Long/Short Funds may utilize financial instruments such as forward contracts, currency options and interest rate swaps, caps and floors both for investment purposes and to seek to hedge against fluctuations in the relative values of each Long/Short Fund’s portfolio positions as a result of changes in currency exchange rates and market interest rates.  Hedging against a decline in the value of a portfolio position does not eliminate fluctuations in the values of portfolio positions or prevent losses if the values of such positions decline, but establishes other positions taken to seek to gain from those same developments, thus seeking to moderate the decline in the portfolio positions’ value. Such hedging transactions also limit the opportunity for gain if the value of the portfolio position should increase. Moreover, it may not be possible for the Long/Short Funds to hedge against an exchange rate or interest rate fluctuation that is so generally anticipated because the Fund is not able to enter into a hedging transaction at a price sufficient to protect the Fund from the decline in value of the portfolio position anticipated as a result of such a fluctuation.

The success of the Long/Short Funds’ hedging transactions will be subject to the Adviser’s ability to correctly predict movements in the direction of currency and interest rates. Therefore, while the Long/Short Funds may enter into such transactions to seek to reduce currency exchange rate and interest rate risks, unanticipated changes in currency or interest rates may result in a poorer overall performance for a Fund than if it had not engaged in any such hedging transaction. In addition, the degree of correlation between price movements of the instruments used in a hedging strategy and price movements in the portfolio position being hedged may vary. Moreover, for a variety of reasons, the Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Long/Short Funds from achieving the intended hedge and expose the Long/Short Funds to risk of loss.

Illiquid Securities

Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on a Fund’s books. Illiquid securities include demand instruments with demand notice periods exceeding seven days, securities for which there is no active secondary market, and repurchase agreements with maturities of over seven days in length. The Funds may invest in securities that are neither listed on a stock exchange nor traded over the counter, including privately placed securities.  Investing in such unlisted emerging country equity securities, including investments in new and early stage companies, may involve a high degree of business and financial risk that can result in substantial losses.  As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities.  Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund, or less than what may be considered the fair value of such securities.  Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration.

In addition, the Funds believe that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities and other similar situations (collectively, ‘‘special situations’’) could enhance the Funds’ capital appreciation potential.  To the extent these investments are deemed illiquid, the Funds’ investment in them will be consistent with their 15% restriction on investment in illiquid securities.  Investments in special situations and certain other instruments may be liquid, as determined by the Adviser based on criteria approved by the Board of Trustees.

Initial Public Offerings (“IPOs”)

Due to the typically small size of the IPO allocation available to the Funds and the nature and market capitalization of the companies involved in IPOs, Turner will often purchase IPO shares that would qualify as a permissible investment for a Fund but will, instead, decide to allocate those IPO purchases to other funds advised by Turner.  Because IPO shares frequently are volatile in price, the Funds may hold IPO shares for a very short period of time.  This may increase the turnover of a Fund’s portfolio and may lead to increased expenses to a Fund, such as commissions and transaction costs.  By selling shares, a Fund may realize taxable capital gains that it will subsequently distribute to shareholders.

Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies.  Companies involved in IPOs generally have limited operating histories, and their prospects for future profitability are uncertain.  These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions.  They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital.  They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals.  Investors in IPOs can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.  Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

Investment Company Shares

Each Fund may invest in shares of other investment companies, including ETFs, to the extent permitted by applicable law and subject to certain restrictions.  These investment companies typically incur fees that are separate from those fees incurred directly by the Fund.  A Fund’s purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Fund expenses.  Under applicable regulations, unless an exception is available, a Fund generally is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Fund owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Fund’s total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.  See also “Investment Limitations.”

ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market.  In general, ETFs seek to track a specified securities index or a basket of securities that an “index provider” selects as representative of a market, market segment or industry sector.  An ETF portfolio generally holds the same stocks or bonds as the index it tracks or it may hold a representative sample of such securities.  Thus, an ETF is designed so that its performance will correspond closely with that of the index it tracks.  As a shareholder in an ETF, a Fund will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

The Funds are subject to risks associated with investments in ETFs.  An investment in an ETF generally presents the same primary risks as an investment in a conventional open-end fund that has the same investment objectives, strategies, and policies. Additionally, the risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile.

Leveraging

Within the limitations, including those related to borrowing, noted in this SAI and subject to applicable law, the Funds may engage in leveraging. Leveraging a Fund creates an opportunity for increased net income, but, at the same time, creates special risk considerations.  For example, leveraging may exaggerate changes in the net asset value of a Fund’s shares and in the yield on the Fund’s portfolio.  Although the principal of such borrowings will be fixed, a Fund’s assets may change in value during the time the borrowing is outstanding.  Leveraging creates interest expenses for a Fund which could exceed the income from the assets borrowed.  To the extent the income derived from securities purchased with borrowed funds exceeds the interest that a Fund will have to pay, the Fund’s net income will be greater than if leveraging were not used.

Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Fund will be less than if leveraging were not used, and therefore the amount available for distribution to stockholders as dividends will be reduced.  Because the Securities and Exchange Commission (the “SEC”) staff believes both reverse repurchase agreements and dollar roll transactions are collateralized borrowings, the SEC staff believes that they create leverage, which is a speculative factor.  The requirement that such transactions be fully collateralized by assets segregated by the Funds’ Custodian imposes a practical limit on the leverage these transactions create.  The Funds, other than the Long/Short Funds, will voluntarily impose a restriction halting further purchases on behalf of a Fund whenever it receives a redemption of more than 5% of the Fund’s assets.  The restriction lasts until the trades to satisfy the redemption request have been settled, and is imposed in order to limit borrowing or leverage by a Fund.  This restriction does not apply to the Long/Short Funds, which borrow and use leverage regularly in connection with short sale activity.

Lower Rated Securities

The Funds may invest in lower rated bonds commonly referred to as “junk bonds” or high yield/high risk securities. Lower-rated securities are defined as securities rated below the fourth highest rating category by a NRSRO. Such obligations are speculative and may be in default.  There may be no bottom limit on the ratings of high yield securities that may be purchased or held by a Fund. Lower-rated or unrated (i.e., high-yield) securities are more likely to react to developments affecting issuers than are more highly rated securities, which primarily react to movements in the general level of interest rates.  The market values of fixed income securities tend to vary inversely with the level of interest rates.  Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but the market’s perception of credit quality and the outlook for economic growth.  When economic conditions appear to be deteriorating, medium to lower-rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates.

Adverse economic developments can disrupt the market for high-yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity which may lead to a higher incidence of default on such securities.  In addition, the secondary market for high-yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities.  As a result, the Adviser could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded.  Furthermore the Trust may experience difficulty in valuing certain securities at certain times.  Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating each Fund’s net asset value.

Lower-rated or unrated debt obligations also present risks based on payment expectations.  If an issuer calls the obligations for redemption, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors.  If the Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund’s investment portfolio and increasing the exposure of the Fund to the risks of high-yield securities.

Growth of High Yield, High Risk Bond Market:  The widespread expansion of government, consumer and corporate debt within the U.S. economy has made the corporate sector more vulnerable to economic downturns or increased interest rates.  Further, an economic downturn could severely disrupt the market for lower rated bonds and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest.  The market for lower rated securities may be less active, causing market price volatility and limited liquidity in the secondary market.  This may limit the Fund’s ability to sell such securities at their market value. In addition, the market for these securities may be adversely affected by legislative and regulatory developments. Credit quality in the junk bond market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks imposed by a particular security.

Sensitivity to Interest Rate and Economic Changes:  Lower rated bonds are very sensitive to adverse economic changes and corporate developments.  During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing.  If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, a Fund may incur losses or expenses in seeking recovery of amounts owed to it.  In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high yield, high risk bonds and a Fund’s net asset value.

Payment Expectations:  High yield, high risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, a Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high yield, high risk bond’s value will decrease in a rising interest rate market, as will the value of a Fund’s assets attributable to such bonds.  If a Fund experiences significant unexpected net redemptions, this may force it to sell high yield, high risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing a Fund’s rate of return.

Taxes:  A Fund may purchase debt securities (such as zero coupon or pay in kind securities) that contain original issue discount.  Original issue discount that accrues in a taxable year is treated as earned by a Fund and therefore is subject to the distribution requirements of the tax code even though the Fund has not received any interest payments on such obligations during that period.  Because the original issue discount earned by the Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of other securities and use the proceeds to make distributions to shareholders.

Money Market Instruments

Money market securities are high-quality, dollar-denominated, short-term debt instruments.  They consist of: (i) bankers’ acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks and U.S. branches of foreign banks; (ii) U.S. Treasury obligations and obligations issued or guaranteed by the agencies and instrumentalities of the U.S. government; (iii) high-quality commercial paper issued by U.S. and foreign corporations; (iv) debt obligations with a maturity of one year or less issued by corporations with outstanding high-quality commercial paper ratings; and (v) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.

Mortgage-Backed Securities

Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security.  The mortgages backing these securities include conventional fifteen- and thirty-year fixed rate mortgages, graduated payment mortgages, adjustable rate mortgages, and balloon mortgages.  During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate.  Prepayment of mortgages that underlie securities purchased at a premium often results in capital losses, while prepayment of mortgages purchased at a discount often results in capital gains.  Because of these unpredictable prepayment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue.

Government Pass-Through Securities:  These are securities that are issued or guaranteed by a U.S. government agency representing an interest in a pool of mortgage loans.  The primary issuers or guarantors of these mortgage-backed securities are the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”).  Fannie Mae and Freddie Mac obligations are not backed by the full faith and credit of the U.S. government as GNMA certificates are, but Fannie Mae and Freddie Mac securities are supported by the instrumentalities’ right to borrow from the U.S. Treasury.  GNMA, Fannie Mae and Freddie Mac each guarantee timely distributions of interest to certificate holders.  GNMA and Fannie Mae also each guarantee timely distributions of scheduled principal.

Private Pass-Through Securities:  These are mortgage-backed securities issued by a non-governmental entity, such as a trust.  While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

CMOs:  CMOs are debt obligations of multiclass pass-through certificates issued by agencies or instrumentalities of the U.S. government or by private originators or investors in mortgage loans.  In a CMO, a series of bonds or certificates are usually issued in multiple classes.  Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a series of a CMO in a variety of ways.  Each class of a CMO is issued with a specific fixed or floating coupon rate and has a stated maturity or final distribution date.

REMICs:  A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended (the “Code”), and invests in certain mortgages principally secured by interests in real property.  Guaranteed REMIC pass-through certificates (“REMIC Certificates”) issued by Fannie Mae or Freddie Mac represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, Freddie Mac or GNMA-guaranteed mortgage pass-through certificates.

Stripped Mortgage-Backed Securities (“SMBs”):  SMBs are usually structured with two classes that receive specified proportions of the monthly interest and principal payments from a pool of mortgage securities.  One class may receive all of the interest payments, while the other class may receive all of the principal payments.  SMBs are extremely sensitive to changes in interest rates because of the impact thereon of prepayment of principal on the underlying mortgage securities.  The market for SMBs is not as fully developed as other markets; SMBs therefore may be illiquid.

Non-Diversification

The Global Opportunities Fund is a non-diversified company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), which means that a relatively high percentage of assets of the Fund may be invested in the obligations of a limited number of issuers.  Although Turner generally does not intend to invest more than 5% of the Fund’s assets in any single issuer (with the exception of securities that are issued or guaranteed by a national government), the value of the shares of the Fund may be more susceptible to a single economic, political or regulatory occurrence than the shares of a diversified investment company would be.  The Fund intends to satisfy the diversification requirements necessary to qualify as a regulated investment company under the Code, which generally require that, at the end of each quarter, (1) at least 50% of its total assets are invested in securities of separate issuers, each of which amounts to no more than 5% of the Fund’s total assets (and no more than 10% of the issuer’s outstanding voting shares), and (2) no more than 25% of the Fund’s total assets are invested in securities of any one issuer.

Obligations of Supranational Entities

Obligations of supranational entities are obligations of entities established through the joint participation of several governments, such as the Asian Development Bank, the Inter-American Development Bank, International Bank of Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank and the Nordic Investment Bank.

Options

A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an “opening transaction.” In order to close out an option position, a Fund may enter into a “closing transaction,” which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened.  If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

A Fund may purchase put and call options to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future.  A Fund will pay a premium when purchasing put and call options.  If price movements in the underlying securities are such that exercise of the options would not be profitable for a Fund, loss of the premium paid may be offset by an increase in the value of the Fund’s securities or by a decrease in the cost of acquisition of securities by the Fund.

A Fund may write covered call options as a means of increasing the yield on its portfolio and as a means of providing limited protection against decreases in its market value.  When a Fund sells an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option.  When a call option written by a Fund is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price.  When a put option written by a Fund is exercised, the Fund will be required to purchase the underlying securities at the strike price, which may be in excess of the market value of such securities.

A Fund may purchase and write options, without limitation, on an exchange or over-the-counter.  Over-the-counter options (“OTC options”) differ from exchange-traded options in several respects.  They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer.  OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options.  Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker.  It is the position of the SEC that OTC options are generally illiquid.

A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets), without limitation, to manage its exposure to exchange rates.  Call options on foreign currency written by a Fund will be “covered,” which means that the Fund will own an equal amount of the underlying foreign currency.  With respect to put options on foreign currency written by a Fund, the Fund will establish a segregated account with its Custodian consisting of cash or liquid, high grade debt securities in an amount equal to the amount the Fund would be required to pay upon exercise of the put.

A Fund may purchase and write put and call options on indices and enter into related closing transactions.  Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option.  This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number.  Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.  A Fund may choose to terminate an option position by entering into a closing transaction.  The ability of a Fund to enter into closing transactions depends upon the existence of a liquid secondary market for such transactions.

Each Fund will not engage in transactions involving interest rate futures contracts for speculation but only as a hedge against changes in the market values of debt securities held or intended to be purchased by the Fund and where the transactions are appropriate to reduce the Fund’s interest rate risks.  There can be no assurance that hedging transactions will be successful.  A Fund also could be exposed to risks if it cannot close out its futures or options positions because of any illiquid secondary market.

Futures and options have effective durations that, in general, are closely related to the effective duration of the securities that underlie them.  Holding purchased futures or call option positions (backed by segregated cash or other liquid securities) will lengthen the duration of a Fund’s portfolio.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

Portfolio Turnover

An annual portfolio turnover rate in excess of 100% may result from the Adviser’s investment strategies.  Portfolio turnover rates in excess of 100% may result in higher transaction costs, including increased brokerage commissions, and higher levels of taxable capital gain.  Please refer to the table under the section “Portfolio Transactions” for each Fund’s portfolio turnover rate.

Receipts

Receipts are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal.  This discount is accreted over the life of the security, and such accretion will constitute the income earned on a security for both accounting and tax purposes.  Because of these features, such securities may be subject to greater interest rate volatility than interest paying investments.

REITS

The Funds may invest in REITs, which pool investors’ money for investment in income producing commercial real estate or real estate related loans or interests.

A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year.  Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs.  Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales.  Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments.  Hybrid REITs combine the characteristics of both Equity and Mortgage REITs.  A shareholder in a Fund should realize that by investing in REITs indirectly through the Fund, he or she will bear not only his or her proportionate share of the expenses of the Fund, but also indirectly, similar expenses of underlying REITs.

A Fund may be subject to certain risks associated with the direct investments of the REITs.  REITs may be affected by changes in their underlying properties and by defaults by borrowers or tenants.  Mortgage REITs may be affected by the quality of the credit extended.  Furthermore, REITs are dependent on specialized management skills.  Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.  REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations.

In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act.

Repurchase Agreements

Repurchase agreements are agreements by which a Fund obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or primary securities dealer as recognized by the Federal Reserve Bank) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase.  The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security.  A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Repurchase agreements are considered to be loans by a Fund for purposes of its investment limitations.  The repurchase agreements entered into by a Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (Turner monitors compliance with this requirement).  Under all repurchase agreements entered into by a Fund, the Funds’ Custodian or its agent must take possession of the underlying collateral.  However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale, including accrued interest, are less than the resale price provided in the agreement including interest.  In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and is required to return the underlying security to the seller’s estate.  The Funds will not invest more than 15% of their total assets in repurchase agreements.

Reverse Dollar Roll Transactions

Each Fund may enter into reverse dollar roll transactions, which involve a purchase by a Fund of an eligible security from a financial institution concurrently with an agreement by the Fund to resell a similar security to the institution at a later date at an agreed-upon price.  Reverse dollar roll transactions are fully collateralized in a manner similar to loans of the Fund’s portfolio securities.

Reverse Repurchase Agreement and Dollar Roll Transactions

A reverse repurchase agreement involves a sale by a Fund of securities that it holds to a bank, broker-dealer or other financial institution concurrently with an agreement by the Fund to repurchase the same securities at an agreed-upon price and date.  A dollar roll transaction involves a sale by a Fund of an eligible security to a financial institution concurrently with an agreement by the Fund to repurchase a similar eligible security from the institution at a later date at an agreed-upon price.  Each Fund will fully collateralize its reverse repurchase agreements and dollar roll transactions in an amount at least equal to the Fund’s obligations under the reverse repurchase agreement or dollar roll transaction by cash or other liquid securities that the Fund’s Custodian segregates from other Fund assets.  The Funds will not invest more than 15% of their total assets in reverse repurchase agreements.

Rule 144A Securities

Rule 144A securities are securities exempt from registration on resale pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”).  Rule 144A securities are traded in the institutional market pursuant to this registration exemption, and, as a result, may not be as liquid as exchange-traded securities since they may be resold only to certain qualified institutional investors.  Due to the relatively limited size of this institutional market, these securities may affect the Fund’s liquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities.  Nevertheless, Rule 144A securities may be treated as liquid securities pursuant to guidelines adopted by the Trust’s Board of Trustees.

Securities Lending

In order to generate additional income, a Fund may lend its securities pursuant to one or more securities lending agreements (each a “Lending Agreement”).  Unless otherwise agreed, security loans made pursuant to a Lending Agreement are required at all times to be continuously secured by collateral consisting of cash, securities of the U.S. government or its agencies or other liquid securities equal to at least 100% of the market value of the loaned securities. Collateral is marked to market daily.  The Funds receive an annual fee for their participation in a Lending Agreement, and cash collateral received may be invested pursuant to terms approved by the Trust’s Board of Trustees (including, among other things, into money market funds).  All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses.  Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund’s ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

A Fund will not have the right to vote any securities having voting rights during the existence of the loan, but a Fund may call the loan in anticipation of an important vote to be taken by the holders of the securities or the giving or withholding of their consent on a material matter affecting the investment.  Turner will generally not vote nor seek to recall for voting shares on loan in connection with the Trust’s securities lending program, unless it determined that a particular vote was especially significant. Seeking to recall securities in this limited circumstance may nevertheless be unsuccessful because of operational difficulties relating to custody of the security in question that are beyond Turner’s control.

It is the Funds’ policy that the value of the securities loaned would not exceed one-third of the value of the total assets of a Fund (including the loan collateral).

Short Sales

A security is sold short when a Fund sells a security it does not own. To sell a security short, a Fund must borrow the security from a broker to deliver it to the buyer. A Fund is then obligated to replace the security borrowed by purchasing it at the market price at, or before, the time of replacement. This price may or may not be less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender any dividends or interests accruing during the period of the loan. In order to borrow the security, a Fund may also have to pay a fee which would increase the cost of the security sold. The proceeds of the short sale may be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which a Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those two dates. The amount of any gain will be decreased and the amount of any loss will be increased by any interest, premium and transaction charges or other costs a Fund may be required to pay in connection with the short sale. Whether a Fund will be successful in utilizing a short sale will depend, in part, on Turner’s ability to correctly predict whether the price of a security it borrows to sell short will decrease.

A Fund is required to maintain a segregated account of cash, cash equivalents or other appropriate liquid marketable securities with its Custodian in at least an amount equal to the current market value of the securities sold short (less any additional collateral held by the broker) until a Fund replaces a borrowed security. Depending on arrangements made with the broker or Custodian, a Fund may not receive any payments (including interest) on the deposits made with the broker or Custodian. Because of this asset segregation requirement, a Fund may be required to liquidate other portfolio securities that it otherwise might not have sold in order to meet its obligations, such as paying for redemption of Fund shares.  In the alternative, a Fund could cover its short positions by purchasing the security sold short in accordance with positions taken by the staff of the SEC.

There is no guarantee that a Fund will be able to close out a short position at any particular time or at an acceptable price. In short sale transactions, a Fund’s gain is limited to the price at which it sold the security short; its loss is limited only by the maximum price it must pay to acquire the security less the price at which the security was sold. In theory, losses from short sales may be unlimited. Short selling may also produce higher than normal portfolio turnover and result in increased transaction costs to a Fund. In addition, the use of short sales may result in a Fund realizing more short-term capital gains than it would if a Fund did not engage in short sales.

The use of short sales is a primary investment technique of the Long/Short Funds.  The other Funds’ short sales will include short sales of ETFs for the purpose of hedging.  The Funds anticipate that the frequency of short sales will vary substantially in different periods.  However, no securities will be sold short unless, after effect is given to any such short sale, applicable asset coverage requirements under the 1940 Act, and the SEC guidance thereunder, have been met.

Short Sales against the Box

A short sale is “against the box” if at all times during which the short position is open, a Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short.  A short sale against the box is a taxable transaction to the Fund with respect to the securities that are sold short.

Sovereign Debt

The cost of servicing sovereign debt will also generally be adversely affected by rising international interest rates, because many external debt obligations bear interest at rates that are adjusted based upon international interest rates.  The ability to service external debt will also depend on the level of the relevant government’s international currency reserves and its access to foreign exchange.  Currency devaluations may affect the ability of a sovereign obligor to obtain sufficient foreign exchange to service its external debt.

As a result of the foregoing or other factors, a governmental obligor may default on its obligations.  If such an event occurs, a Fund may have limited legal recourse against the issuer and/or guarantor.  Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country.  In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign sovereign debt obligations in the event of default under their commercial bank loan agreements.

Structured Derivatives

The Long/Short Funds may seek to use customized derivative instruments sold by brokers and other financial institutions. “Structured” derivatives may permit the Adviser to create asymmetric performance profiles for certain of each Long/Short Fund’s investments, i.e., such as in the case of a long option, where an equal movement in the market price of an underlying investment instrument may not result in an equal increase or decrease in the value of the investment.

Telecommunications Securities

The economic prospects of telecommunications companies can dramatically fluctuate due to regulatory and competitive environment changes around the world.  Most products or services provided by telecommunications companies require substantial investment and are subject to competitive obsolescence.  Telecommunications companies are particularly subject to political and currency risks.  Changes in governmental policies, such as telephone and cable regulations, and the need for regulatory approvals may have an adverse effect on the products, services and securities of telecommunications companies. Some telecommunications companies may not have an established history of revenue or earnings at the time of purchase.  As a result, dividend income, if any, is likely to be incidental.

Trading in Commodity Interests, Options and Swap Agreements

The Long/Short Funds may buy and sell financial futures contracts, foreign currency futures contracts, stock index futures contracts, and bond index futures contracts. A financial futures contract is an agreement between two parties to buy or sell a specified debt security at a set price on a future date. An index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period. A futures contract on a foreign currency is an agreement to buy or sell a specified amount of a currency for a set price on a future date.

When a Long/Short Fund enters into a futures contract, it must make an initial deposit, known as “initial margin,” as a partial guarantee of its performance under the contract. As the value of the security, index or currency fluctuates, either party to the contract is required to make additional margin payments, known as “variation margin,” to cover any additional obligation it may have under the contract.

U.S. Government Agency Obligations

Certain federal agencies, such as the GNMA, have been established as instrumentalities of the U.S. Government to supervise and finance certain types of activities.  Issues of these agencies, while not direct obligations of the U.S. Government, are either backed by the full faith and credit of the United States (e.g., GNMA securities) or supported by the issuing agencies’ right to borrow from the Treasury.  The issues of other agencies are supported by the credit of the instrumentality (e.g., Fannie Mae securities).

There is the risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.  Although the issuers of many U.S. Government agency obligations purchased by a Fund, such as Fannie Mae, Freddie Mac and Federal Home Loan Banks, may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States.  The maximum potential liability of the issuers of some U.S. Government agency obligations held by a Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury.  It is possible that these issuers will not have the funds to meet their payment obligations in the future.

In September 2008, the U.S. Treasury Department and the Federal Housing Finance Agency (“FHFA”) announced that Fannie Mae and Freddie Mac would be placed in conservatorship under the FHFA.  The long-term effect that this conservatorship will have on Fannie Mae and Freddie Mac’s debt and equity and on securities guaranteed by Fannie Mae and Freddie Mac is unclear.

U.S. Government Securities

U.S. government securities are bills, notes and bonds issued by the U.S. government and backed by the full faith and credit of the United States.

U.S. Treasury Obligations

U.S. Treasury Obligations are bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as separately traded registered interest and principal securities (“STRIPS”) and coupons under book entry safekeeping (“CUBES”).

Variable and Floating Rate Instruments

Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature.  Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices.  The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes.  There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates.  A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

Warrants and Rights

Each Fund may invest in warrants and rights. Warrants are instruments giving holders the right, but not the obligation, to buy equity or fixed income securities of a company at a specific price during a specific period of time. Rights are similar to warrants, but normally have a shorter duration and are offered or distributed to shareholders of a company. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle the holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than certain other types of equity-like securities. In addition, the values of warrants and rights do not necessarily change with the values of the underlying securities, and these instruments cease to have value if they are not exercised prior to their expiration dates.

When-Issued and Delayed Delivery Securities

When-issued or delayed delivery securities are subject to market fluctuations due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed.  Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its investment portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.

Zero Coupon Securities

Zero coupon obligations are debt securities that do not bear any interest, but instead are issued at a deep discount from par.  The value of a zero coupon obligation increases over time to reflect the interest accredited.  Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at par and pay interest periodically.

Special Note Regarding Market Events

Events in the financial sector in recent years have resulted in reduced liquidity in credit and fixed income markets and in an unusually high degree of volatility in the financial markets, both domestically and internationally.  While entire markets have been impacted, issuers that have exposure to the real estate, mortgage and credit markets have been particularly affected.  These events and the potential for continuing market turbulence may have an adverse effect on the Funds’ investments.  It is uncertain how long these conditions will continue.

The instability in the financial markets has led the U.S. government to take a number of unprecedented actions designed to support certain financial institutions and certain segments of the financial markets.  Federal, state and foreign governments, regulatory agencies, and self-

regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable.  Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions.  The implications of government ownership and disposition of these assets are unclear, and such ownership or disposition may have positive or negative effects on the liquidity, valuation and performance of the Funds’ holdings.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust’s Board has adopted policies and procedures concerning the disclosure of the portfolio holdings of the Funds.  The policies and procedures provide that the Trust and its service providers will disclose information concerning securities held in the Trust’s portfolios only under the following circumstances:  (i) fifteen business days after the end of each calendar month, the Trust’s administrator will post the securities held by each of the Trust’s portfolios on the Trust’s website; (ii) the Trust or a service provider may disclose the Trust’s portfolio securities holdings to selected third parties when the Trust has a legitimate business purpose for doing so; and (iii) as required by the federal securities laws, including the 1940 Act, the Trust shall disclose its portfolio holdings in its applicable regulatory filings, including shareholder reports, reports on Forms N-CSR and N-Q or such other filings, reports or disclosure documents as the applicable regulatory authorities may require.  Examples of legitimate business purposes under which disclosure of the Trust’s portfolio securities may be appropriate include, but are not limited to:  disclosure for due diligence purposes to an investment adviser that is in merger or acquisition talks with the Trust’s investment advisers; disclosure to a newly hired investment adviser or sub-adviser prior to its commencing its duties; disclosure to third party service providers of auditing, custody, proxy voting and other services to the Trust; or disclosure to a rating or ranking organization.

Service providers who receive portfolio holdings information on a daily/real time basis include RiskMetrics Group, FactSet Research Systems Inc., Investment Technology Group, Inc., Interactive Data Corporation, Bloomberg L.P., Thompson Reuters, MSCI Barra, Wilshire Associates, Turner Investments, L.P., Citi Fund Services Ohio, Inc., J.P. Morgan Clearing Corp., Morgan Stanley & Co. LLC, Drinker Biddle & Reath LLP and Citibank, N.A.  Prior to the disclosure of the Trust’s portfolio holdings to a selected third party for a legitimate business purpose, such third party shall be required to execute a confidentiality agreement and shall not trade on such information.  Turner Investments, L.P., Citi Fund Services Ohio, Inc., Citibank, N.A, and Drinker Biddle & Reath LLP are subject to confidentiality provisions.  Neither the Trust, a service provider nor any of their affiliated persons (as that term is defined in the 1940 Act) shall receive compensation in any form, whether in cash or otherwise, in connection with the disclosure of information about the Trust’s portfolio securities.

With respect to the monthly disclosure of portfolio holdings on the Trust’s website, the Trust’s sub-administrator has been delegated the authority to prepare and post to the Trust’s website its portfolio holdings and is also responsible for portfolio holdings disclosure to third party service providers of auditing, custody, proxy voting and other services to the Trust, or disclosure to a rating or ranking organization.  With respect to any other disclosure of the Trust’s portfolio holdings, the Trust’s President, or Turner’s President, will be authorized to disclose such information.

In order to ensure that the disclosure of the Trust’s portfolio securities is in the best interests of the Trust’s shareholders and to avoid any potential or actual conflicts of interest with the Trust’s service providers, or any affiliated person (as that term is defined in the 1940 Act) of such entities, the disclosure of any of the Trust’s portfolio securities for legitimate business purposes must be approved by the Trust’s Board of Trustees in advance of such disclosure.  This requirement will not apply to the disclosure of the Trust’s portfolio securities to the Trust’s existing service providers of auditing, custody, proxy voting and other services to the Trust in connection with the provision of their services to the Trust, or as otherwise provided in the policies and procedures.

The Board will receive quarterly reports from the service providers stating whether disclosures were made concerning the Trust’s portfolio holdings in contravention of the policies and procedures during the previous quarter, and if so, such report must describe to whom and under what circumstance such disclosures were made.

INVESTMENT LIMITATIONS

Fundamental Policies

The following investment limitations are fundamental policies of each Fund which cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund’s outstanding shares.  The term “majority of the outstanding shares” means the vote of (i) 67% or more of a Fund’s shares present at a meeting, if more than 50% of the outstanding shares of a Fund are present or represented by proxy, or (ii) more than 50% of a Fund’s outstanding shares, whichever is less.

No Fund may:

1.                                      With respect to 75% of the Fund’s assets: (i) purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.  This does not apply to the Global Opportunities Fund.

2.                                      Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities. This limitation does not apply to the Medical Sciences Long/Short Fund.  The Medical Sciences Long/Short Fund invests 25% or more of its total assets in securities of issuers conducting their principal business activities in the same medical sciences sector.  To that extent, the Medical Sciences Long/Short Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that sector in greater proportion than funds that are more diversified.  A description of the sector in which the Medical Sciences Long/Short Fund concentrates its investments can be found in the “Investment Policies” section beginning on page 1.

3.                                      Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowings.  Asset coverage of at least 300% is required for all borrowings, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets.  Each Fund will not purchase securities while its borrowings exceed 5% of its total assets.

4.                                      Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that each Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

5.                                      Purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including REITs), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

6.                                      Issue senior securities as defined in the 1940 Act except as permitted by rule, regulation or order of the SEC.

7.                                      Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

8.                                      Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

The foregoing percentages (except with respect to the limitation on borrowing) will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs immediately after or as a result of a purchase of such security.  With respect to the restriction under number 6 above, the Funds may borrow money from banks as permitted under the 1940 Act.

No other policy, including the investment objective of each Fund, is a fundamental policy of a Fund and, except as otherwise stated in the Prospectus or this SAI, may be changed by the Board of Trustees without the approval of shareholders.

Non Fundamental Policies

The following investment limitations are non-fundamental policies of each Fund and may be changed with respect to a Fund by the Board of Trustees without shareholder approval.

No Fund may:

1.             Invest in companies for the purpose of exercising control.

2.             Invest its assets in securities of any investment company, except as permitted by the 1940 Act.

3.             Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.  The 15% limitation on investments in illiquid securities applies both at the time of initial purchase and while the Fund holds such securities.  In such case, the Adviser will take all necessary action to cause the Fund to maintain adequate liquidity.

4.             Enter into futures contracts and options on futures contracts, except as permitted by guidelines in this SAI.

In addition, each Fund, other than the Long/Short Funds, will invest no more than 5% of its net assets in each of the following: short sales (other than short sales of exchange-traded funds), unregistered securities, futures contracts and options.  With respect to short sales of exchange-traded funds, the Funds, other than the Long/Short Funds, will not sell short an exchange-traded fund if, as a result of such short sale: (1) the Fund has sold short more than 3% of the total outstanding voting stock of the exchange-traded fund; (2) securities sold short with respect to any one exchange-traded fund represent an amount equal to more than 5% of the Fund’s total assets; or (3) securities sold short with respect to all exchange-traded funds represent an amount equal to more than 10% of the total assets of the Fund.

The Long/Short Funds will invest no more than 5% of its net assets in each of the following: unregistered securities and futures contracts.

Unregistered securities sold in reliance on the exemption from registration in Section 4(2) of the 1933 Act and securities exempt from registration on re-sale pursuant to Rule 144A of the 1933 Act may be treated as liquid securities under procedures adopted by the Board of Trustees.

THE ADVISER

Turner Investments, L.P., 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312, is a professional investment management firm founded in March, 1990.  Turner is an SEC-registered investment adviser.  Robert E. Turner is the Chairman and controlling shareholder of Turner.

As of December 31, 2012, Turner and its subsidiaries had assets under management of approximately $10.7 billion.  Turner has provided investment advisory services to investment companies since 1992.

Turner serves as the investment adviser for the Funds under an investment advisory agreement (the “Advisory Agreement”).  Under the Advisory Agreement, Turner makes the investment decisions for the assets of the Funds and continuously reviews, supervises and administers the Funds’ investment program, subject to the supervision of, and policies established by, the Trustees of the Trust.

The Advisory Agreement provides that Turner shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of a Fund (including amounts payable to Turner but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds the expense on investment companies by any applicable statute or regulatory authority of any jurisdiction in which shares of the Fund are qualified for offer and sale, Turner will bear the amount of such excess.  Turner will not be required to bear expenses of a Fund to an extent that would result in the Fund’s inability to qualify as a regulated investment company under provisions of the Code.

The continuance of an Advisory Agreement as to each Fund after the first two years must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as that term is defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval.  The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Fund, by a majority of the outstanding shares of the Fund, on not less than 30 days’ nor more than 60 days’ written notice to the Adviser, or by the Adviser without penalty on 90 days’ written notice to the Trust.

Under the Advisory Agreement, Turner is entitled to be paid fees computed daily and paid monthly, at the annual rate (as a percentage of each Fund’s average daily net assets) of:

Turner Market Neutral Fund	1.50%
Turner Medical Sciences Long/Short Fund	1.50%
Turner Spectrum Fund	1.50%
Turner Titan Fund	1.50%
Turner Emerging Growth Fund	1.00%
Turner Large Growth Fund	0.60%
Turner Midcap Growth Fund	0.75%
Turner Small Cap Growth Fund	1.00%
Turner Global Opportunities Fund	0.75%

For the fiscal years ended September 30, 2010, 2011 and 2012, the Funds paid the following advisory fees and waived/ reimbursed the following expenses.

	Advisory Fees Paid (after waivers)			Advisory Fees Waived and Expenses Reimbursed
	2010	2011	2012	2010	2011	2012
Spectrum Fund	$595,743	$3,884,701	$9,265,932	$1,003,931	$2,215,885	$3,978,114
All Cap Growth Fund	$220,494	$476,608	$44,361	$126,937	$168,629	$138,462
Emerging Growth Fund	$3,872,445	$4,529,503	$2,126,464	$564,268	$711,540	$345,648
Large Growth Fund	$3,134,556	$2,302,441	$1,495,783	$1,360,408	$1,112,231	$857,456
Midcap Growth Fund	$6,380,035	$6,573,416	$4,775,809	$975,104	$1,070,464	$787,400
Small Cap Growth Fund	$1,959,494	$2,325,794	$1,904,579	$718,489	$881,505	$677,698
Global Opportunities Fund(1)	$0	$0	$0	$29,896	$40,237	$46,151
Market Neutral Fund(2)	—	$0	$348,986	—	$72,410	$252,980
Medical Sciences Long/Short Fund(2)	—	$124,004	$914,568	—	$146,439	$151,412
Titan Fund(2)	—	$0	$228,554	—	$77,291	$109,739

(1)                                 Global Opportunities Fund commenced operations on May 7, 2010.

(2)                                 Market Neutral Fund, Medical Sciences Long/Short Fund and Titan Fund commenced operations on February 7, 2011.

As described in the Funds’ Prospectus, the All Cap Growth Fund is subject to base investment advisory fees that may be adjusted if the Fund outperforms or under-performs a stated benchmark.  Set forth below is information about the advisory fee arrangements of the All Cap Growth Fund:

Fund	Benchmark	Base Advisory Fee	Required Excess Performance	Annual Adjustment Rate	Highest / Lowest Possible Advisory Fee*
All Cap Growth Fund	Nasdaq Composite Index	1.10%	+/- 2.50%	+/- 0.40%	1.50% / 0.70%

* Based on average net assets over the performance period (as described below).  Because the performance adjustment is calculated based on the performance period, but the base fee is calculated based on average net assets during the current month, during periods of asset fluctuation the highest and lowest advisory fee expressed as a percentage of current net assets could be higher or lower than these amounts and could result in the Adviser owing rebates to the Fund.

The All Cap Growth Fund’s base fee is accrued daily and paid monthly based on the Fund’s average net assets during the current month.  The Fund’s performance adjustment is calculated and paid monthly by comparing the Fund’s performance to the performance of the Fund’s benchmark over the current month plus the previous 11 months (the “performance period”).  The All Cap Growth Fund’s annual performance adjustment rate is multiplied by the average net assets of the Fund over the performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the current month and the denominator of which is 365 (366 in leap years).  The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the Fund’s base fee.

For example, assume that the All Cap Growth Fund’s average net assets over a one- and 12-month period ending March 31 is $50,000,000, and that it is not a leap year.  The All Cap Growth Fund’s base fee for March is $46,712 ($50,000,000 x 1.10%, x 31/365).  If the All Cap Growth Fund outperformed (or underperformed) the Nasdaq Composite Index by 2.50% or less over this performance period, then there is no adjustment to the Fund’s base fee.  If the All Cap Growth Fund outperformed (or underperformed) the Nasdaq Composite Index by more than 2.50% over this performance period, then Turner’s advisory fees would increase (or decrease) by $16,986 ($50,000,000 x 0.40%, x 31/365).

Because the adjustment to each Fund’s base advisory fee is based upon the Fund’s performance compared to the investment record of its respective benchmark, the controlling factor as to whether a performance adjustment will be made is not whether the Fund’s performance is up or down per se, but whether it is up or down relative to its benchmark.  Moreover, the comparative investment performance of the Fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

Next, assuming that the All Cap Growth Fund’s average net assets over a one- and 12-month period ending March 31 is $25,000,000, and that it is not a leap year, the All Cap Growth Fund’s base fee for March is $23,356 ($25,000,000 x 1.10%, x 31/365).  If the All Cap Growth Fund outperformed (or underperformed) the Nasdaq Composite Index by 2.50% or less over this performance period, then there is no adjustment to the Fund’s base fee.  If the All Cap Growth Fund outperformed (or underperformed) the Nasdaq Composite Index by more than 2.50% over this performance period, then Turner’s advisory fees would increase (or decrease) by $8,493 ($25,000,000 x 0.40%, x 31/365).

Assuming that the All Cap Growth Fund’s average net assets over a one- and 12-month period ending March 31 is $100,000,000 and that it is not a leap year, outperformance by more than 2.50% over the same performance period would increase Turner’s base advisory fees of $93,424 by $33,972 ($100,000,000 x 0.40%, x 31/365).  Underperformance would decrease it by the same amount.

Board Considerations in Approving the Advisory Agreement.  Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the Advisory Agreement for the upcoming year.  In preparation for the meeting, the Board requests and reviews a wide variety of information from Turner.  The Trustees use this information, as well as information that other Fund service providers may submit to the Board, to help them decide whether to renew the Advisory Agreement for another year.  A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory contract for the Funds is available in the Funds’ semiannual report for the period ended March 31, 2012.

Portfolio Managers — Other Accounts Managed by the Portfolio Managers

The following information is as of September 30, 2012 (unless otherwise indicated):

Turner Market Neutral Fund

	(a)(2) Number of other accounts managed within each category and the total assets in the accounts managed within each category			(a)(3) For each category in (a)(2) number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	(A)	(B) Other		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
(a)(1) Portfolio Manager’s Name (as listed in the Prospectus)	Registered Investment Companies	Pooled Investment Vehicles	(C) Other Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Matthew D. Glaser	4 Accounts	2 Accounts	0 Accounts
(Lead Manager)	$164 million	$2 million	$0	0 Accounts	$0	2 Accounts	$2 million	0 Accounts	$0

Turner Medical Sciences Long/Short Fund

	(a)(2) Number of other accounts managed within each category and the total assets in the accounts managed within each category			(a)(3) For each category in (a)(2) number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	(A)	(B) Other		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
(a)(1) Portfolio Manager’s Name (as listed in the Prospectus)	Registered Investment Companies	Pooled Investment Vehicles	(C) Other Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Vijay Shankaran	5 Accounts	3 Accounts	0 Accounts
(Lead Manager)	$168 million	$42 million	$0	0 Accounts	$0	3 Accounts	$42 million	1 Account	$20 million

Turner Spectrum Fund

	(a)(2) Number of other accounts managed within each category and the total assets in the accounts managed within each category			(a)(3) For each category in (a)(2) number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	(A)	(B) Other		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
(a)(1) Portfolio Manager’s Name (as listed in the Prospectus)	Registered Investment Companies	Pooled Investment Vehicles	(C) Other Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Matthew Glaser (Lead Manager, Market Neutral Strategy)	4 Accounts $80 million	2 Accounts $2 million	0 Accounts $0	0 Accounts	$0	2 Accounts	$2 million	0 Accounts	$0

Christopher E. Baggini (Lead Manager, Titan Strategy)	6 Accounts $274 million	1 Account $1 million	0 Accounts $0	0 Accounts	$0	1 Account	$1 million	0 Accounts	$0

Turner Spectrum Fund

	(a)(2) Number of other accounts managed within each category and the total assets in the accounts managed within each category			(a)(3) For each category in (a)(2) number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	(A)	(B) Other		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
(a)(1) Portfolio Manager’s Name (as listed in the Prospectus)	Registered Investment Companies	Pooled Investment Vehicles	(C) Other Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Frank L. Sustersic	6 Accounts	1 Account	3 Accounts
(Lead Manager, Select Opportunities Strategy)	$366 million	$13 million	$137 million	0 Accounts	$0	1 Account	$13 million	0 Accounts	$0

Dave Honold	3 Accounts	1 Account	0 Accounts
(Lead Manager, Global Financial Services Strategy)	$28 million	$12 million	$0	0 Accounts	$0	1 Account	$12 million	0 Accounts	$0

Joshua B. Kohn	2 Accounts	1 Account	0 Accounts
(Co-Lead Manager, Global Resources and Infrastructure Strategy)	$18 million	$1 million	$0	0 Accounts	$0	1 Account	$1 million	0 Accounts	$0

Turner Spectrum Fund

	(a)(2) Number of other accounts managed within each category and the total assets in the accounts managed within each category			(a)(3) For each category in (a)(2) number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	(A)	(B) Other		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
(a)(1) Portfolio Manager’s Name (as listed in the Prospectus)	Registered Investment Companies	Pooled Investment Vehicles	(C) Other Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Donald W. Smith	2 Accounts	2 Accounts	1 Account
(Co-Lead Manager, Global Resources and Infrastructure Strategy)	$18 million	$2 million	$80 million	0 Accounts	$0	2 Accounts	$2 million	0 Accounts	$0

Vijay Shankaran	5 Accounts	3 Accounts	1 Account
(Lead Manager, Global Medical Sciences Strategy)	$81 million	$42 million	$20 million	0 Accounts	$0	3 Accounts	$42 million	1 Account	$20 million

Jason D. Schrotberger	4 Accounts	6 Accounts	4 Accounts
(Lead Manager, Global Consumer Strategy)	$65 million	$49 million	$250 million	0 Accounts	$0	1 Account	$1 million	0 Accounts	$0

Turner Titan Fund

	(a)(2) Number of other accounts managed within each category and the total assets in the accounts managed within each category			(a)(3) For each category in (a)(2) number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	(A)	(B) Other		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
(a)(1) Portfolio Manager’s Name (as listed in the Prospectus)	Registered Investment Companies	Pooled Investment Vehicles	(C) Other Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Christopher Baggini	6 Accounts	1 Account	0 Accounts
(Lead Manager)	$387 million	$1 million	$0	0 Accounts	$0	1 Account	$1 million	0 Accounts	$0

Turner All Cap Growth Fund

	(a)(2) Number of other accounts managed within each category and the total assets in the accounts managed within each category			(a)(3) For each category in (a)(2) number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	(A)	(B) Other		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
(a)(1) Portfolio Manager’s Name (as listed in the Prospectus)	Registered Investment Companies	Pooled Investment Vehicles	(C) Other Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Christopher K. McHugh	6 Accounts	11 Accounts	15 Accounts
(Co-Lead Manager)	$1.6 billion	$192 million	$824 million	0 Accounts	$0	1 Account	$7 million	2 Accounts	$319 million

Tara R. Hedlund	0 Accounts	3 Accounts	0 Accounts
(Co-Lead Manager)	$0	$130 million	$0	0 Accounts	$0	0 Accounts	$0	0 Accounts	$0

Turner Emerging Growth Fund

	(a)(2) Number of other accounts managed within each category and the total assets in the accounts managed within each category			(a)(3) For each category in (a)(2) number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	(A)	(B) Other		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
(a)(1) Portfolio Manager’s Name (as listed in the Prospectus)	Registered Investment Companies	Pooled Investment Vehicles	(C) Other Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Frank L. Sustersic	6 Accounts	1 Account	3 Accounts
(Lead Manager)	$263 million	$13 million	$137 million	0 Accounts	$0	1 Account	$13 million	0 Accounts	$0

Turner Large Growth Fund

	(a)(2) Number of other accounts managed within each category and the total assets in the accounts managed within each category			(a)(3) For each category in (a)(2) number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	(A)	(B) Other		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
(a)(1) Portfolio Manager’s Name (as listed in the Prospectus)	Registered Investment Companies	Pooled Investment Vehicles	(C) Other Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Robert E. Turner	4 Accounts	14 Accounts	41 Accounts
(Lead Manager)	$107 million	$258 million	$2.5 billion	1 Accounts	$35 million	2 Accounts	$9 million	1 Account	$97 million

Turner Midcap Growth Fund

	(a)(2) Number of other accounts managed within each category and the total assets in the accounts managed within each category			(a)(3) For each category in (a)(2) number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	(A)	(B) Other		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
(a)(1) Portfolio Manager’s Name (as listed in the Prospectus)	Registered Investment Companies	Pooled Investment Vehicles	(C) Other Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Christopher K. McHugh	6 Accounts	11 Accounts	15 Accounts
(Lead Manager)	$1.0 billion	$192 million	$824 million	1 Accounts	$26 million	1 Account	$7 million	2 Accounts	$319 million

Turner Small Cap Growth Fund

	(a)(2) Number of other accounts managed within each category and the total assets in the accounts managed within each category			(a)(3) For each category in (a)(2) number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	(A)	(B) Other		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
(a)(1) Portfolio Manager’s Name (as listed in the Prospectus)	Registered Investment Companies	Pooled Investment Vehicles	(C) Other Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Bill McVail	2 Accounts	0 Accounts	35 Accounts
(Lead Manager)	$313 million	$0	$2.2 billion	0 Accounts	$0	0 Accounts	$0	6 Accounts	$700 million

Turner Global Opportunities Fund

	(a)(2) Number of other accounts managed within each category and the total assets in the accounts managed within each category			(a)(3) For each category in (a)(2) number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	(A)	(B) Other		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
(a)(1) Portfolio Manager’s Name (as listed in the Prospectus)	Registered Investment Companies	Pooled Investment Vehicles	(C) Other Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Christopher McHugh	6 Accounts	11 Accounts	15 Accounts
(Co-lead Manager)	$1.7 billion	$192 million	$824 million	1 Account	$26 million	1 Account	$7 million	2 Accounts	$319 million

Robert E. Turner	5 Accounts	13 Accounts	38 Accounts
(Co-lead Manager) (information as of November 30, 2012)	$321 million	$239 million	$2.1 billion	1 Account	$33 million	2 Accounts	$8 million	1 Account	$96 million

Conflicts of Interest.  As is typical for many money managers, potential conflicts of interest may arise related to Turner’s management of accounts including the Funds where not all accounts are able to participate in a desired IPO, or other limited opportunity, relating to use of soft dollars and other brokerage practices, relating to the voting of proxies, relating to employee personal securities trading, relating to the side by side management of accounts with performance based fees and accounts with fixed fees, and relating to a variety of other circumstances. In all cases, however, Turner believes it has written policies and procedures in place reasonably designed to prevent violations of the federal securities laws and to prevent material conflicts of interest from arising. Please also see Turner’s Form ADV, Part II for a description of some of its policies and procedures in this regard.

Compensation.  Turner’s investment professionals receive a base salary commensurate with their level of experience. Turner’s goal is to maintain competitive base salaries through review of industry standards, market conditions, and salary surveys. Bonus compensation, which is a multiple of base salary, is computed annually based on the investment performance of the investment professional’s portfolio(s) and of the sector and industry specialization securities assigned to them, scored relative to appropriate market benchmarks over one, three, five year and since inception time periods, as applicable. A portion of bonus compensation is also linked to certain long-short portfolio risk metrics as well as a subjective assessment by Turner’s Chief Investment Officer (“CIO”) based on peer feedback. In addition, each employee is eligible for equity ownership and equity owners of Turner share firm annual profits. All Portfolio Managers are equity owners of Turner. This compensation and ownership structure provides incentives that enable Turner to attract and retain high qualified employees, as each member of the firm has the opportunity to share directly in the accomplishments of the business.

The CIO is responsible for setting base salaries, bonus targets, and making all subjective judgments relating to Turner investment professionals’ compensation.  The CIO is also responsible for identifying investment professionals to be considered for equity ownership in the firm on at least an annual basis.

Portfolio Managers — Portfolio Manager’s Ownership of Securities in the Funds

The table below provides beneficial ownership of shares of the portfolio managers of the Funds as of September 30, 2012, unless otherwise indicated.  Please note that the table provides a dollar value of each portfolio manager’s holdings in each Fund (none, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000, $500,001-$1,000,000, over $1,000,000).

Name of Fund	Name of Portfolio Manager	Dollar Range of equity securities in the Fund beneficially owned by the Portfolio Manager
Spectrum Fund	Frank Sustersic Jason Schrotberger David Honold Vijay Shankaran Christopher Baggini Matthew Glaser Donald Smith Joshua B. Kohn	None $50,001-$100,000 None $50,001-$100,000 $1-$10,000 $100,001-$500,000 $10,001-$50,000 None

All Cap Growth Fund	Christopher K. McHugh	$100,001-$500,000
	Tara R. Hedlund	$50,001-$100,000

Emerging Growth Fund	Frank L. Sustersic	$500,001-$1,000,000

Large Growth Fund	Robert E. Turner	$500,001-$1,000,000

Midcap Growth Fund	Christopher K. McHugh	$100,001-$500,000

Small Cap Growth Fund	Bill McVail	$100,001-$500,000

Global Opportunities Fund	Christopher K. McHugh	$50,001-$100,000
	Robert E. Turner (as of November 30, 2012)	$500,001-$1,000,000

Market Neutral Fund	Matthew D. Glaser	$10,001-$50,000

Medical Sciences Long/Short Fund	Vijay Shankaran	$100,001-$500,000

Titan Fund	Christopher Baggini	$500,001-$1,00,000

THE ADMINISTRATOR

The Trust and Turner (the “Administrator”) have entered into an administration agreement (the “Administration Agreement”).  The Administration Agreement provides that the Administrator shall perform or supervise the performance of other administrative services, such as regulatory or performance reporting, fund accounting and related accounting services, in connection with the operation of the Funds. The Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.  The Administration Agreement shall remain in effect for a period of two (2) years after its effective date and shall continue in effect for successive periods of one (1) year unless terminated by either party on not less than 90 days’ prior written notice to the other party.

Citi Fund Services Ohio, Inc. (“Citi” or the “Sub-Administrator”) serves as the Trust’s Sub-Administrator.  Citi has its principal business offices at 3435 Stelzer Road, Columbus, Ohio 43219.

For the fiscal year ended September 30, 2010, the Funds paid the administrative fees listed under the 2010 heading (net of waivers) to its Administrator and previous sub-administrator, SEI Investments Global Funds Services.  For the fiscal years ended September 30, 2011 and 2012, the Funds paid the administrative fees listed under the 2011 and 2012 heading, respectively, to its Administrator and current Sub-Administrator, Citi.

	Administrator Fees Paid
	2010	2011	2012
Spectrum Fund	$150,708	$566,100	$1,256,312
All Cap Growth Fund	$35,369	$60,297	$42,605
Emerging Growth Fund	$628,671	$730,691	$352,061
Large Growth Fund	$1,061,360	$793,509	$558,610
Midcap Growth Fund	$1,389,889	$1,421,701	$1,056,188
Small Cap Growth Fund	$379,439	$447,166	$367,702
Global Opportunities Fund(1)	$585	$2,338	$2,183
Market Neutral Fund(2)	—	$5,041	$56,946
Medical Sciences Long/Short Fund(2)	—	$25,004	$101,145
Titan Fund(2)	—	$6,267	$32,102

(1)                                 Global Opportunities Fund commenced operations on May 7, 2010.

(2)                                 Market Neutral Fund, Medical Sciences Long/Short Fund and Titan Fund commenced operations on February 7, 2011

SHAREHOLDER SERVICES

The Funds have adopted Shareholder Services Plans (the “Shareholder Services Plans”) that allow Investor Class Shares and Retirement Class Shares of the Funds to pay service fees to service providers.  Under the Shareholder Services Plans, service providers are entitled to receive aggregate fees for shareholder services not exceeding twenty-five basis points (0.25%) of each Fund’s average daily net assets attributable to Investor Class and Retirement Class Shares that are subject to the arrangement in return for providing a broad range of shareholder services, including: (i) maintaining accounts relating to shareholders that invest in Shares; (ii) arranging for bank wires; (iii) responding to shareholder inquiries relating to the services performed by the Distributor (as defined below) and/or service providers; (iv) responding to inquiries from shareholders concerning their investment in the Trust; (v) assisting shareholders in changing dividend options, account designations and addresses; (vi) providing information periodically to shareholders showing their position in the Trust; (vii) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (viii) processing purchase, exchange and redemption requests from shareholders and placing orders with the Funds or their service providers; and (ix) processing dividend payments from the Funds on behalf of shareholders.  As of the date of this SAI, Investor Class Shares of all of the Funds and Retirement Class Shares of the Midcap Growth Fund pay 0.25% in shareholder servicing fees.  Because these fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of charges.

DISTRIBUTION

The Funds’ shares are offered on a continuous basis by Foreside Fund Services, LLC (the “Distributor”).  The Distributor has no obligation to sell any specific quantity of Fund shares.  The Distributor and its officers have no role in determining investment policies or which securities are to be purchased or sold by a Fund.  The Distributor may enter into arrangements with banks, broker-dealers and other financial intermediaries through which investors may purchase or redeem shares.  With respect to certain financial intermediaries and related fund “supermarket” platform arrangements, the Fund and/or the Adviser, rather than the Distributor, typically enter into such agreements.  The Distributor’s principal place of business is Three Canal Plaza, Suite 100, Portland, Maine 04101.  The Distributor is not affiliated with the Adviser, the transfer agent or with Citi or their affiliates. The distribution agreement between the Trust and the Distributor (“Distribution Agreement”) shall remain in effect for a period of two years after the effective date of the agreement and is renewable annually after the initial two year period.  The Distribution Agreement may be terminated by: (i) the Distributor or a majority vote of the Trustees who are not interested persons (as that term is defined in the 1940 Act) and have no financial interest in the Distribution Agreement upon not less than 60 days’ prior written notice by either party, without penalty; or (ii) upon its assignment.

The Funds have adopted a Distribution Plan for Retirement Class Shares (the “Distribution Plan”) under which firms, including the Distributor, that provide distribution services may receive compensation.  Under the Distribution Plan, the Distributor may provide those services itself, or may enter into arrangements under which third parties provide such services and are compensated by the Distributor.  The Distributor may retain any difference between the fee it receives and the amount it pays such third parties.  Such amounts will be used by the Distributor to pay or reimburse other persons, including the Adviser or its affiliates, for any distribution activity which may include sales and marketing expenses and will not be retained by the Distributor as compensation.

In addition, the Funds may enter into such arrangements directly.  Under the Distribution Plan, which was adopted pursuant to Rule 12b-1 under the 1940 Act, the Distributor is entitled to receive aggregate fees for distribution services not exceeding seventy-five basis points (0.75%) of the Fund’s average daily net assets attributable to Retirement Class Shares that are subject to the arrangement in return for providing a broad range of distribution services, including: (i) compensation for its services in connection with distribution assistance; or (ii) a source of payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the Distributor’s affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance.  Currently, the Retirement Class Shares of the Midcap Growth Fund pay the Distributor 0.25% in distribution fees.  Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of charges.

For the fiscal year ended September 30, 2012, the Funds paid the following in Distribution and Shareholder Servicing fees (net of waivers) to the Distributor:

	2012
	Distribution Fees Paid	Shareholder Servicing Fees Paid
Spectrum Fund —Investor Class Shares	$0	$397,092
All Cap Growth Fund —Investor Class Shares	$0	$69,229
Large Growth Fund —Investor Class Shares	$0	$128,491
Midcap Growth Fund —Investor Class Shares	$0	$1,102,580
Midcap Growth Fund —Retirement Class Shares	$11,626	$11,626
Small Cap Growth Fund —Investor Class Shares	$0	$588,900
Global Opportunities Fund -Investor Class Shares	$0	$1,100
Market Neutral Fund —Investor Class Shares	$0	$12,179
Medical Sciences Long/Short Fund —Investor Class Shares	$0	$32,015
Titan Fund —Investor Class Shares	$0	$11,565

The Adviser, at its expense, pays the Distributor a fee for certain distribution-related services, including registering employees of the Adviser who are involved in marketing the Funds.

PAYMENTS FOR DISTRIBUTION, SHAREHOLDER SERVICING AND OTHER SALES SUPPORT ACTIVITIES

The Distributor is entitled to retain some or all of the Distribution Plan fees for distribution-related expenses in certain circumstances. Such amounts will be used by the Distributor to pay or reimburse other persons, including the Adviser or its affiliates, for any distribution activity which may include sales and marketing expenses and will not be retained by the Distributor as compensation.  Payments of Distribution Plan fees and shareholder servicing fees are not tied exclusively to actual distribution and service expenses, and the payments may exceed distribution and service expenses actually incurred.

Subject to applicable laws and regulations, Turner or its affiliates may pay, out of their own assets, compensation to authorized dealers, service organizations and financial intermediaries (“Intermediaries”) in connection with the sale, distribution and/or servicing of shares of the

Funds. These payments (“Additional Payments”) would be in addition to the payments by the Funds described in the Funds’ Prospectus and this Statement of Additional Information for distribution and shareholder servicing and processing. These Additional Payments may take the form of “due diligence” payments for an institution’s examination of the Funds and payments for providing extra employee training and information relating to the Funds; “listing” fees for the placement of the Funds on a dealer’s list of mutual funds available for purchase by its customers; “finders” or “referral” fees for directing investors to the Funds; “marketing support” fees for providing assistance in promoting the sale of the Funds’ shares; and payments for the sale of shares and/or the maintenance of share balances. In addition, Turner and/or its affiliates may make Additional Payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds. The Additional Payments made by Turner and/or its affiliates may be a fixed dollar amount, may be based on the number of customer accounts maintained by an Intermediary, or may be based on a percentage of the value of shares sold to, or held by, customers of the Intermediary involved, and may be different for each Intermediary. Furthermore, Turner and/or its affiliates may contribute to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions. Turner or its affiliates may also pay for the travel expenses, meals, lodging and entertainment of Intermediaries and their salespersons and guests in connection with educational, sales and promotional programs, subject to applicable FINRA regulations. The Additional Payments may include amounts that are sometimes referred to as “revenue sharing” payments.

TRUSTEES AND OFFICERS OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts and the 1940 Act.  The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.

Certain information about the Trust’s Trustees and Executive Officers is set forth below.  Each may have held other positions with the named companies during that period.  Certain officers of the Trust also serve as officers to one or more mutual funds for which Citi or its affiliates act as investment manager, administrator or distributor.

Name, Address and Age(1)	Position Held with Trust and Length of Service(2)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Complex Overseen by Trustee	Other Directorships Held

Interested Trustee*
Thomas R. Trala, Jr. (46)	Trustee (since 2010)	Executive Managing Director (since 2010), Chief Operating Officer (since 2004) and Chief Financial Officer (since 2012), Turner.	10	Turner Global Financial Services Offshore, Ltd. (since 2012); Turner Global Financial Services Master, Ltd. (since 2012); Turner

Name, Address and Age(1)	Position Held with Trust and Length of Service(2)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Complex Overseen by Trustee	Other Directorships Held
Navigator Offshore, Ltd. (since 2012); Turner Navigator Master, Ltd. (since 2012); Turner International, Ltd. (since 2007)

* Mr. Trala is deemed to be an “Interested Trustee” by virtue of his relationship with Turner.

Non-Interested Trustees

Alfred C. Salvato (54)	Chairman of the Board (since 2004); Trustee (since 1996)	Senior Vice President of Finance (since 2012), Chief Investment Officer (since 2003), Treasurer (since 1995), Thomas Jefferson University.	10	None

Janet F. Sansone (67)	Trustee (since 1996)	Chief Management Officer, United States Government Printing Office (2008-2010); Self-employed Consultant (since 1999).	10	None

John T. Wholihan (75)	Trustee (since 1996)	Dean Emeritus (since 2007), Professor (since 1984) and Dean (1984-2007), College of Business Administration, Loyola Marymount University.	10	None

Executive Officers

Thomas R. Trala, Jr. (46)	President (since 2004)	Executive Managing Director (since 2010) and Chief Operating Officer (since 2004), Turner.	N/A	N/A

Ty S. Edwards 3435 Stelzer Road, Columbus, OH 43219 (46)	Controller and Chief Financial Officer (since 2010)	Senior Vice President, Financial Services, Citi Fund Services (since 2010); Director, Product Management, Columbia Management (2007-2009).	N/A	N/A

Brian F. McNally (54)	Vice-President (since 2002), Secretary and Chief Compliance Officer (since 2004)	General Counsel and Chief Compliance Officer (since 2004), Deputy General Counsel (2002-2004), Turner.	N/A	Turner Funds plc (since 2008)

Name, Address and Age(1)	Position Held with Trust and Length of Service(2)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Complex Overseen by Trustee	Other Directorships Held
Jennifer Page (47)	Vice President and Assistant Secretary (since 2011)

Director — Fund Administration and Compliance (since 2011), Director — Fund Administration — Offshore & Alternatives (2011), Turner; Senior Project Manager, AC Lordi Consulting (2010-2011); Senior Manager — Internal Audit (2006-2010), Senior Compliance Manager (2004-2006), Senior Risk Manager (2001-2006), Senior Fund Accounting Manager (1996-2001), Vanguard.

			N/A	N/A

(1)                                   Each Trustee and executive officer, unless noted otherwise, may be contacted by writing to such Trustee or officer c/o Turner Funds, 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312, Attn: Turner Chief Compliance Officer.

(2)                                   Each officer serves a one-year term. All Trustees elected to office on or after February 19, 2010, are subject to a 12 year term of office ending on the December 31st of the 12 year anniversary of the year in which he or she was first elected to the position of Trustee, subject to a one-time renewal for a second 12 year term by vote of a majority of the Trustees, including a majority of the “non-interested” trustees.  Additionally, each Trustee who had not reached the age of 70 as of December 31, 2009, is subject to a retirement age of 75, so that any Trustee who reaches such age shall resign as of the December 31st immediately following his or her 75th birthday.  All other Trustees serve until his or her respective successor has been duly elected and qualified.

The Board believes that each Trustee’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that each Trustee should serve in such capacity.  Among the attributes common to all Trustees is the ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Trustees, the Adviser, other service providers, counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as Trustees.  A Trustee’s ability to perform his or her duties effectively may have been attained through the Trustee’s business, consulting, public service and/or academic positions; experience as a board member of the Funds and other funds in the Fund Complex, other investment funds, or non-profit entities or other organizations; education or professional training; and/or other life experiences.  In addition to these shared characteristics, set forth below is a brief discussion of the specific experience, qualifications, attributes or skills of each Trustee.

Thomas R. Trala, Jr.     Mr. Trala has been a Trustee since 2010.  He is the Chief Operating and Financial Officer of the Adviser.  Mr. Trala has 23 years of investment related experience.

Alfred C. Salvato.         Mr. Salvato has been a Trustee since 1996, Chairman of the Board since 2004, and Chairman of the Audit Committee since 2003.  Mr. Salvato has close to 28 years of experience in the investment management field.

Janet F. Sansone.          Ms. Sansone has been a Trustee since 1996.  She has close to 33 years of human resources management, general management, and consulting experience.

John T. Wholihan.        Mr. Wholihan has been a Trustee since 1996.  He has over 50 years of business and academic experience.

Specific details regarding each Trustee’s principal occupations during the past five years are included in the table above.

Leadership Structure and Oversight Responsibilities

Overall responsibility for oversight of the Funds rests with the Board.  The Funds have engaged the Adviser to manage the Funds on a day-to-day basis.  The Board is responsible for overseeing the Adviser and other service providers in the operation of the Funds in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and the Funds’ Agreement and Declaration of Trust and By-Laws.  The Board is currently composed of four members, three of whom are Independent Trustees.  The Board meets in-person at regularly scheduled meetings four times each year as well as telephonically for an additional regularly scheduled meeting each year. In addition, the Board may hold special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings.  The Independent Trustees have also engaged independent legal counsel to assist them in performing their oversight responsibility.  The Independent Trustees meet with their independent legal counsel in-person prior to and during each quarterly in-person board meeting.  As described below, the Board has established an Audit Committee, Valuation Committee and Nominating Committee, and may establish ad hoc committees or working groups from time to time to assist the Board in fulfilling its oversight responsibilities.

The Board has appointed Alfred C. Salvato, an Independent Trustee, to serve in the role of Chairman.  The Chairman’s role is to preside at all meetings of the Board and to act as liaison with the Adviser, other service providers, counsel and other Trustees generally between meetings.  The Chairman serves as a key point person for dealings between management and the Trustees.  The Chairman may also perform such other functions as may be delegated by the Board from time to time.  The Board has determined that the Board’s leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview and it allocates areas of responsibility among committees of Trustees and the full Board in a manner that enhances effective oversight.

The Funds are subject to a number of risks, including investment, compliance, operational and valuation risks, among others.  Risk oversight forms part of the Board’s general oversight of the Funds and is addressed as part of various Board and committee activities.  Day-to-day risk management functions are subsumed within the responsibilities of the Adviser and other service providers (depending on the nature of the risk), which carry out each Fund’s investment management and business affairs.  The Adviser and other service providers employ a variety of processes, procedures and controls to identify various events or circumstances that give rise to risks, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur.  Each of the Adviser and other service providers have their own independent interests in risk management, and their policies and methods of risk management will depend on their functions and business models.  The Board recognizes that it is not possible to identify all of the risks that may affect the Funds or to develop processes and controls to eliminate or mitigate their occurrence or effects.  The Board requires senior officers of the Trust, including the President, Chief Financial Officer and Chief Compliance Officer (“CCO”) and the Adviser, to report to the full Board on a variety of matters at regular and special meetings of the Board, including matters relating to risk management.  The Board and the Audit Committee also receive regular reports from the Trust’s independent registered public accounting firm on internal control and financial reporting matters.  The Board also receives reports from certain of the Trust’s other primary service providers on a periodic or regular basis, including the Trust’s custodian, distributor, sub-administrator and securities lending counterparty.  The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight.

Board Standing Committees.  The Board has established the following standing committees:

•                                          Audit Committee.  The Board has a standing Audit Committee that is composed of the independent Trustees of the Trust.  The Audit Committee operates under a written charter approved by the Board.  The principal responsibilities of the Audit Committee include:  (i) recommending which firm to engage as the Trust’s independent auditor and whether to terminate this relationship; (ii) reviewing the independent auditors’ compensation, the proposed scope and terms of its engagement, and the firm’s independence; (iii) serving as a channel of communication between the independent auditor and the Trustees; (iv) reviewing the results of each external audit, including any qualifications in the independent auditors’ opinion, any related management letter, management’s responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust’s Sub-Administrator that are material to the Trust as a whole, if any, and management’s responses to any such reports; (v) reviewing the Trust’s audited financial statements and considering any significant disputes between the Trust’s management and the independent auditor that arose in connection with the preparation of those financial statements; (vi) considering, in consultation with the independent auditors and the Trust’s senior internal accounting executive, if any, the independent auditors’ report on the adequacy of the Trust’s internal financial controls; (vii) reviewing, in consultation with the Trust’s independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust’s financial statements; and (viii) other audit related matters.  The Audit Committee meets at least once a quarter, and as otherwise necessary.  During the fiscal year ended September 30, 2012, the Audit Committee met five times.

•                                          Fair Value Pricing Committee.  The Board has a standing Fair Value Pricing Committee that is composed of Mr. Salvato and various representatives of the Trust’s service providers, as appointed by the Board.  Ms. Sansone and Dr. Wholihan serve as alternates in the event that the Mr. Salvato is unavailable for a Committee meeting.  The Fair Value Pricing Committee operates under procedures approved by the Board.  The principal responsibilities of the Fair Value Pricing Committee are to determine the fair value of securities for which current market quotations are not readily available or which a Fund believes are unreliable.  The Fair Value Pricing Committee’s determinations are reviewed by the full Board.  The Fair Value Pricing Committee meets periodically, as necessary, and met seventy-four times in the most recently completed fiscal year.

•                                          Nominating Committee.  The Board has a Nominating Committee that is composed of the independent Trustees of the Trust.  The Nominating Committee is responsible for selecting and nominating persons to serve as trustees of the Trust.  The Nominating Committee is responsible for both nominating candidates to be appointed by the Board to fill vacancies and for nominating candidates to be presented to shareholders for election.  In performing its responsibilities, the Nominating Committee will consider candidates recommended by management of the Trust and by shareholders and evaluate them both in a similar manner, as long as the recommendation submitted by a shareholder includes at a minimum: the name, address and telephone number of the recommending shareholder and information concerning the shareholder’s interests in the Trust in sufficient detail to establish that the shareholder held interests in the Trust on the relevant record date; and the name, address and telephone number of the recommended nominee and information concerning the recommended nominee’s education, professional experience, and other information that might assist the Nominating Committee in evaluating the recommended nominee’s qualifications to serve as a trustee.  The Nominating Committee may solicit candidates to serve as trustees from any source it deems appropriate.  The Nominating Committee meets periodically as necessary.  The Nominating Committee met once during the fiscal year ended September 30, 2012.

Fund Shares Owned By Trustees.  The following table shows a dollar amount range of each Trustee’s “beneficial ownership” of shares of the Funds and the aggregate dollar range of all Turner Funds as of the end of the most recently completed calendar year.  Dollar ranges of shares disclosed are established by the SEC.  “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934 Act, as amended.

Name	Dollar Range of Fund Shares (Fund)	Aggregate Dollar Range of Shares (All Turner Funds)
Interested Trustee
Thomas R. Trala, Jr. (1)	Turner Market Neutral Fund - Over $100,000 Turner Medical Sciences Long/Short Fund - $50,001-$100,000 Turner Titan Fund - $1-$10,000 Turner Emerging Growth Fund - $1-$10,000	Over $100,000

Independent Trustees
Alfred C. Salvato	Turner Spectrum Fund - $1-$10,000	$10,001-$50,000
Turner Titan Fund - $10,001-$50,000
Turner Large Growth Fund - $1-$10,000
Janet F. Sansone	Turner Small Cap Growth Fund - $1-$10,000	$10,001-$50,000
Turner Emerging Growth Fund - $10,001-$50,000
Turner Spectrum Fund - $1-$10,000
John T. Wholihan	Turner Spectrum Fund - $10,001-$50,000	$10,001-$50,000

(1)                                 Mr. Trala is an “interested person” of the Trust, as the term is defined in the 1940 Act, by virtue of his relationship with Turner.

Ownership in Securities of Turner and Related Companies.  As reported to the Trust, the independent Trustees and their immediate family members did not own any securities issued by the Trust’s Adviser or Distributor or any persons (other than a registered investment company) directly or indirectly controlled by, or under common control with the Trust’s Adviser or Distributor.

Compensation.  The Board holds regular quarterly meetings each year, and the Trustees receive annual compensation from the Trust for serving on the Board and attending such meetings. The Trust does not compensate the Trustees who are officers or employees of the Adviser. Due to her position with the federal government, the Trust did not compensate Janet Sansone from January 1, 2008 to December 31, 2009. Effective May 17, 2012, the independent Trustees receive an annual retainer of $50,000 ($65,000 for the Board Chairman) payable quarterly. Each Audit Committee Member receives an annual retainer of $4,000 ($7,000 for the Audit Committee Chairman); and each Valuation Committee Member and the Valuation Committee Chairman receive an annual retainer of $1,000. In addition, independent Trustees receive $6,000 ($9,000 for the Board Chairman) for each regular or special board meeting (provided, however, that in the event that a special meeting is held telephonically and no resolutions are passed, then each independent Trustee will receive $2,000 for such meeting), $4,000 ($7,000 for the Audit Committee Chairman) for each audit committee meeting, $500 per fair value meeting and $2,000 for telephone meetings with counsel. Also, independent Trustees receive $5,000 for participating in a full day of Turner Funds’ business outside of Board meetings and preparation for such participation and $2,500 for a half day of such participation. Trustees are reimbursed for travel and other out-of-pocket expenses in connection with the attendance of Board meetings. The Trust does not offer any retirement benefits for Trustees. Brian F. McNally receives annual compensation from the Trust (currently $175,000) for serving as the Trust’s chief compliance officer (“CCO”). In addition, Mr. McNally is reimbursed for out-of-pocket expenses in connection with his serving as CCO. During the fiscal year ended September 30, 2012, the current Trustees received the following compensation from the Trust for serving on the Board, and Mr. McNally received the following compensation from the Trust for serving as Chief Compliance Officer:

Name of Person, Position	Aggregate Compensation From Trust for the Fiscal Year Ended September 30, 2012	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust and Fund Complex Paid to Trustees for the Fiscal Year Ended September 30, 2012
Interested Trustee
Thomas R. Trala, Jr.(1)	—	—	—	—

Independent Trustees
Alfred C. Salvato(2)	$153,500	—	—	$153,500
Janet F. Sansone(2)	$102,750	—	—	$102,750
John T. Wholihan(2)	$102,750	—	—	$102,750
Brian F. McNally(3)	$172,500	—	—	$172,500

(1)               Mr. Trala is an “interested person” of the Trust, as the term is defined in the 1940 Act by virtue of his relationship with Turner.  The Trust pays fees only to the Trustees who are not interested persons of the Trust.  Compensation of officers and interested persons of the Trust is paid by Turner.

(2)               Member of the Audit Committee and Nominating Committee.

(3)               Chief Compliance Officer.

As of December 31, 2012, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of each of the Funds.

COMPUTATION OF YIELD AND TOTAL RETURN

From time to time the Trust may advertise yield and total return of the Funds.  These figures will be based on historical earnings and are not intended to indicate future performance.  No representation can be made concerning actual future yields or returns.  The yield of a Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated in each period over one year and is shown as a percentage of the investment.  In particular, yield will be calculated according to the following formula:

Yield = 2[((a-b)/cd + 1)6 - 1] where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

The total return of a Fund, both before and after taxes, refers to the average compounded rate of return on a hypothetical investment for designated time periods (including but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period.  In particular, total return before taxes will be calculated according to the following formula:  P (1 + T)n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return (before taxes); n = number of years; and ERV = ending redeemable value as of the end of the designated time period.  Total return after taxes on distributions will be calculated according to the following formula: P (1 + T)n = ATVD, where P = a hypothetical initial payment of $1,000; T = average annual total return (after taxes on distributions); n = number of years; and ATVD = ending redeemable value as of the end of the designated time period, after taxes on fund distributions, but not after taxes on redemption.  Total return after taxes on distributions and redemption will be calculated according to the following formula: P (1 + T)n = ATVDR where P = a hypothetical initial payment of $1,000; T = average annual total return (after taxes on distributions); n = number of years; and ATVDR = ending redeemable value as of the end of the designated time period, after taxes on fund distributions and on redemption.  Each of the above formulas assumes a hypothetical $1,000 payment made at the beginning of the designated time period.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions may be made through DST Systems, Inc., P.O. Box 219805, Kansas City, Missouri 64121-9805 (the “Transfer Agent”) or a designated financial intermediary (as described below) on days when the New York Stock Exchange is open for business.  Currently, the days on which each Fund is closed for business are: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  Shares of each Fund are offered on a continuous basis.

It is currently the Trust’s policy to pay all redemptions in cash.  The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by a Fund in lieu of cash.  Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions, and may have to pay taxes on capital gains from the sale.

The Funds’ net asset value per share is computed once daily, Monday through Friday, at 4:00 p.m. Eastern Time except when the Fund is not open for business, days during which the Fund receives no purchase or redemption orders, customary holidays and on days when the New York Stock Exchange is closed.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of a Fund’s securities is not reasonably practicable, or for such other periods as the SEC has by order permitted.  The Trust also reserves the right to suspend sales of shares of any Fund for any period during which the New York Stock Exchange, Turner, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

The Trust’s Funds participate in fund “supermarket” arrangements.  In such an arrangement, a program is made available by a broker or other institution (a sponsor) that allows investors to purchase and redeem shares of the Funds through the sponsor of the fund supermarket.  In connection with these supermarket arrangements, each Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders.  In turn, the brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Funds’ behalf.

As such, a Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, accepts the order.  The customer order will be priced at the Fund’s net asset value next computed after accepted by an authorized broker or the broker’s authorized designee. In addition, a broker may charge transaction fees on the purchase and/or sale of Fund shares.  Also in connection with fund supermarket arrangements, the performance of a participating Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available and compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.  The Trust’s annual report contains additional performance information and will be made available to investors upon request and without charge.

The Funds have not entered into any arrangements with any person permitting frequent purchases and redemptions of Fund shares.

DETERMINATION OF NET ASSET VALUE

The securities of the Funds are valued under the direction of the Administrator and under the general supervision of the Trustees.  The Administrator or its delegates may use independent pricing services to obtain valuations of securities.  The pricing services rely primarily on prices of actual market transactions as well as on trade quotations obtained from third parties. Prices are generally determined using readily available market prices.  If market prices are unavailable or believed to be unreliable, the Sub-Administrator will initiate a process by which the Trust’s Fair Value Committee will make a good faith determination as to the “fair value” of the security using procedures approved by the Trustees.  The pricing services may use a matrix system to determine valuations of fixed income securities when market prices are not readily available.  This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations.  As a supplement to the monitoring for significant events by the Administrator, the Sub-Administrator also monitors price movements among certain selected indices, securities and baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels recommended by the Trust’s Fair Value Committee for approval by the Board (“trigger points”), the Sub-Administrator will notify the Adviser that such limits have been exceeded.  If such trigger points are exceeded, then the close prices for certain foreign markets are systematically adjusted by fair value factors calculated by an independent pricing service.

The procedures used by any such pricing service and its valuation results are reviewed by the officers of the Trust under the general supervision of the Trustees.

The Funds may hold portfolio securities that are listed on foreign exchanges.  These securities may trade on weekends or other days when the Funds do not calculate NAV.  As a result, the value of these investments may change on days when you cannot purchase or sell Fund shares.

Securities with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter

(absent unusual circumstances) assuming a constant amortization of maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument.  While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument.

TAXES

The following summarizes certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus.  No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussions here and in the Prospectus are not intended as a substitute for careful tax planning.  Potential investors should consult their tax advisers with specific reference to their own tax situations.

The discussions of the federal tax consequences in the Prospectus and this SAI are based on the Internal Revenue Code (the “Code”), and the regulations issued under it, and court decisions and administrative interpretations, as in effect on the date of this SAI.  Future legislative or administrative changes or court decisions may significantly alter these tax consequences, and any such changes or decisions may be retroactive.

Federal - General Information.  Each Fund qualified during its last taxable year and intends to continue to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code.  As such, each Fund generally is exempt from federal income tax on its net investment income and realized capital gains that it distributes to shareholders.  To qualify for treatment as a regulated investment company, it must meet three important tests each year.

First, each Fund must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to the Fund’s business of investing in stock, securities or currencies, or net income derived from interests in qualified publicly traded partnerships.

Second, generally, at the close of each quarter of each Fund’s taxable year, at least 50% of the value of each Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers as to which the Fund has not invested more than 5% of the value of its total assets in securities of the issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer, and no more than 25% of the value of each Fund’s total assets may be invested in the securities of (1) any one issuer (other than U.S. government securities and securities of other regulated investment companies), (2) two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses, or (3) one or more qualified publicly traded partnerships.

Third, each Fund must distribute each year an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), before taking into account any deduction for dividends paid, and 90% of its tax-exempt income, if any, for the year.  Moreover, each Fund seeks to manage the size of any capital gains distributions by monitoring end of fiscal year wash sales as well as realized and unrealized capital gains and losses throughout the year.

Each Fund intends to comply with these requirements.  Moreover, each Fund seeks to manage the size of any capital gains distributions by monitoring end of fiscal year wash sales as well as realized and unrealized capital gains and losses throughout the year.  If a Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company.  If for any taxable year a Fund were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders.  In that event, taxable shareholders would recognize dividend income on distributions to the extent of the Fund’s current and accumulated earnings and profits and corporate shareholders could be eligible for the dividends-received deduction.

The Code imposes a non-deductible 4% excise tax on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses).  Each Fund intends to make sufficient distributions or deemed distributions each year to avoid liability for this excise tax.

Loss Carryforwards.  For federal income tax purposes, each Fund is permitted to carry forward a net capital loss in any year to offset its own capital gains, if any, during the eight years following the year of the loss.  For capital losses realized in taxable years beginning after December 22, 2010, the eight-year limitation has been eliminated, so that any capital losses realized by a Fund in the taxable year beginning October 1, 2011 and in subsequent taxable years will be permitted to be carried forward indefinitely.

As of September 30, 2012, the Funds had the following approximate amounts of capital loss carryforwards (in thousands) for federal income tax purposes, subject to expiration as set forth in the table below:

	Expiring September 30,
	2017	2018
Market Neutral Fund	$0	$0
Medical Sciences Long/Short Fund	$0	$0
Spectrum Fund	$0	$0
Titan Fund	$0	$0
All Cap Growth Fund	$7,475	$2,390
Emerging Growth Fund	$0	$0
Large Growth Fund	$7,956	$89,443
Midcap Growth Fund	$0	$0
Small Cap Growth Fund	$0	$0
Global Opportunities Fund	$0	$0

As of September 30, 2012, the Funds had the following approximate amounts of capital loss carry-forwards (in thousands) for federal income tax purposes which may be carried forward indefinitely with the retained tax character as set forth in the table below:

	Short Term	Long Term
Market Neutral Fund	$0	$0
Medical Sciences Long/Short Fund	$165	$0
Spectrum Fund	$197	$0
Titan Fund	$0	$0
All Cap Growth Fund	$0	$0
Emerging Growth Fund	$0	$0
Large Growth Fund	$0	$0
Midcap Growth Fund	$0	$0
Small Cap Growth Fund	$0	$0
Global Opportunities Fund	$0	$0

These amounts are available to be carried forward to offset future capital gains to the extent permitted by the Code and applicable tax regulations.

Taxation of Certain Financial Instruments.  The tax principles applicable to transactions in certain financial instruments, such as futures contracts and options, that may be engaged in by a Fund, and investments in passive foreign investment companies (“PFICs”), are complex and, in some cases, uncertain.  Such transactions and investments may cause a Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

In addition, in the case of any shares of a PFIC in which a Fund invests, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income annually during the period of its ownership of the shares.

State and Local Taxes.  Although each Fund expects to qualify as a “regulated investment company” and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Fund may be subject to the tax laws of such states or localities.

PORTFOLIO TRANSACTIONS

Turner is authorized to select brokers and dealers to effect securities transactions for the Funds.  It will seek to obtain the most favorable net results by taking into account various factors, including price, commission, size of the transactions and difficulty of executions, the firm’s general execution and operational facilities, and the firm’s risk in positioning the securities involved.  While Turner generally seeks reasonably competitive spreads or commissions, a Fund will not necessarily be paying the lowest spread or commission available.  Turner seeks to select brokers or dealers that offer a Fund best price and execution or other services that benefit the Funds.

Turner may, consistent with the interests of the Funds, select brokers on the basis of the research services provided to it.  Such services may include analyses of the business or prospects of a company, industry or economic sector, or statistical and pricing services.  Information so received by Turner will be in addition to and not in lieu of the services required to be performed by Turner under the Advisory Agreement.  If, in the judgment of Turner, a Fund or other accounts managed by Turner will be benefited by supplemental research services, Turner is authorized to pay brokerage commissions to a broker furnishing such services that are in excess of commissions that another broker may have charged for effecting the same transaction.  These research services include: advice, either directly or through publications or writings, as to the value of securities; the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses.  The expenses of Turner will not necessarily be reduced as a result of the receipt of such supplemental information, such services may not be used exclusively, or at all, with respect to a Fund or account generating the brokerage, and there can be no guarantee that Turner will find all of such services of value in advising that Fund.

For the fiscal years ended September 30, 2010, 2011 and 2012, the Funds’ portfolio turnover rates were as follows.

	Portfolio Turnover Rate*
	2010	2011	2012
Market Neutral Fund(1)	—	1,184%	1,520%
Medical Sciences Long/Short Fund(1)	—	608%	900%
Spectrum Fund	1,808%	1,153%	996%
Titan Fund(1)	—	647%	834%
All Cap Growth Fund	115%	205%	182%
Emerging Growth Fund	96%	74%	75%
Large Growth Fund	178%	182%	105%
Midcap Growth Fund	90%	104%	121%
Small Cap Growth Fund	89%	119%	100%
Global Opportunities Fund(2)	37%	178%	95%

*                                         Excludes effect of in-kind transfers and mergers, as applicable.  Not annualized for periods of less than one year.

(1)                                 Market Neutral Fund, Medical Sciences Long/Short Fund and Titan Fund each commenced operations on February 7, 2011.

(2)                                 Global Opportunities Fund commenced operations on May 7, 2010.

Portfolio turnover rate for some Funds increased from previous years due to, among other things, shareholder purchase and redemption activity and market volatility.  The portfolio turnover rate for the Market Neutral Fund and Medical Sciences Long/Short Fund was significantly higher for the fiscal year ended September 30, 2012 because each Fund was in operation for a full fiscal year (the Market Neutral Fund and Medical Sciences Long/Short Fund was each in operation for approximately the last eight months of the fiscal year ended September 30, 2011).

The brokerage commissions paid by each Fund for the fiscal years ended September 30, 2010, 2011 and 2012 were as follows.

	Total Dollar Amount of Brokerage Commissions Paid
	2010	2011	2012
Market Neutral Fund(1)	—	$158,079	$962,321
Medical Sciences Long/Short Fund(1)	—	$271,754	$699,069
Spectrum Fund	$4,834,872	$11,536,815	$16,403,692
Titan Fund(1)	—	$89,799	$372,667
All Cap Growth Fund	$106,606	$142,561	$92,228
Emerging Growth Fund	$1,094,180	$857,402	$413,938
Large Growth Fund	$2,029,111	$1,210,421	$556,039
Midcap Growth Fund	$2,077,406	$1,607,133	$1,668,373
Small Cap Growth Fund	$623,039	$867,788	$668,673
Global Opportunities Fund(2)	$2,017	$5,833	$2,750

(1)                                 Market Neutral Fund, Medical Sciences Long/Short Fund and Titan Fund each commenced operations on February 7, 2011.

(2)           Global Opportunities Fund commenced operations on May 7, 2010.

The amount of brokerage commissions paid by the Funds may vary substantially from year to year due to differences in shareholder purchase and redemption activity, portfolio turnover rates and other factors.

The total amount of securities of broker/dealers held by each Fund for the fiscal year ended September 30, 2012 was as follows.

Fund	Name of Broker/Dealer	Total Amount of Securities Held by Fund (000)	Type of Security
Market Neutral Fund	None	$0	None
Medical Sciences Long/Short Fund	None	$0	None

Spectrum Fund	CITIGROUP	$1,848	Equity
Titan Fund	CITIGROUP	$396	Equity
All Cap Growth Fund	None	$0	None
Emerging Growth Fund	None	$0	None
Large Growth Fund	None	$0	None
Midcap Growth Fund	None	$0	None
Small Cap Growth Fund	None	$0	None
Global Opportunities Fund	None	$0	None

VOTING

Each share held entitles the shareholder of record to one vote for each dollar invested.  In other words, each shareholder of record is entitled to one vote for each dollar of net asset value of the shares held on the record date for the meeting.  Shares issued by each Fund have no preemptive, conversion, or subscription rights.  Each Fund, as a separate series of the Trust, votes separately on matters affecting only that Fund.  Voting rights are not cumulative.  Shareholders of each Class of each Fund will vote separately on matters pertaining solely to that Fund or that Class.  As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust.  In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Where the Trust’s Prospectus or SAI state that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of (i) 67% or more of the affected Fund’s shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the affected Fund’s outstanding shares, whichever is less.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of series (i.e., portfolios) and shares of each series.  Each share of a series represents an equal proportionate interest in that series with each other share.  Upon liquidation, shares are entitled to a pro rata share in the net assets of the portfolio, after taking into account additional distribution and shareholder servicing expenses attributable to the Investor Class and Retirement Class Shares.  Shareholders have no preemptive rights.  The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or separate classes.  All consideration received by the Trust for shares of any series or separate class and all assets in which such consideration is invested would belong to that portfolio or separate class and would be subject to the liabilities related thereto.  Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a Massachusetts business trust.  Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust.  Even if, however, the Trust were held to be a partnership, the possibility of the shareholders’ incurring financial loss for that reason appears remote because the Trust’s Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust, and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES’ LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for the Trustee’s own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person.  The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust.  However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for the Trustee’s willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

CODE OF ETHICS

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act.  In addition, the Adviser has adopted a Code of Ethics pursuant to Rule 17j-1.  This Code of Ethics applies to the personal investing activities of Trustees, officers, and certain employees (“access persons”).  Rule 17j-1 and the Code of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons.  Under the Code of Ethics, access persons are permitted to invest in securities (including securities that may be purchased or held by a Fund), but are required to report their personal securities transactions for monitoring purposes.  In addition, under the Trust’s Code of Ethics, certain access persons are required to obtain approval before investing in initial public offerings or private placements.  Copies of the Code of Ethics are on file with the SEC, and are available to the public.

PROXY VOTING

The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to Turner.  Turner will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI.

Information regarding how the Trust voted proxies relating to portfolio securities held by the Funds during the 12-month period ended June 30, 2012, which was filed with the SEC on Form N-PX, is available without charge, upon request, by calling 1-800-224-6312 or by writing to Turner Funds at 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312.  The Trust’s report on Form N-PX is also available on the SEC’s website at www.sec.gov.

Turner will generally not vote nor seek to recall for voting shares on loan in connection with the Trust’s securities lending program, unless it determined that a particular vote was especially significant. Seeking to recall securities in this limited circumstance may nevertheless be unsuccessful because of operational difficulties relating to custody of the security in question that are beyond Turner’s control.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of December 31, 2012, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or more of the shares of each Fund.  The Trust believes that most of the shares referred to below were held by the persons indicated in accounts for their fiduciary, agency, or custodial customers.

Fund	Name and Address of Beneficial Owner	Percentage of Fund’s Shares
Turner Market Neutral Fund-Investor Class Shares	Carolyn W. & Robert E. Turner Trustees	56.93%
	Robert Turner 2011 Trust for
	Grandchildren U/A 06/20/201
	1205 Westlakes Drive, Suite 100
	Berwyn, PA 19312

	Charles Schwab & Co., Inc.	22.92%
	Attn: Mutual Funds Teams
	101 Montgomery Street
	San Francisco, CA 94104-4151

Turner Market Neutral Fund-Institutional Class Shares	Charles Schwab & Co., Inc.	20.82%
	Attn: Mutual Funds Teams
	101 Montgomery Street
	San Francisco, CA 94104-4151

	National Financial Services Corp.	16.67%
	for the Exclusive Benefit of Our Customers
	200 Liberty Street, 1 World Financial Ctr.
	Mutual Fund Department, 5th Floor
	New York, NY 10281

	Cafco-Alternative Funds, LP	15.55%
	2445 Belmont Avenue
	Youngstown, OH 44505-2405

Fund	Name and Address of Beneficial Owner	Percentage of Fund’s Shares

	GT Ventures, LP	15.21%
	2929 Arch Street
	Floor 13
	Philadelphia, PA 19104-2857

	MAC & Co. a/c xxxxxxxxxxx	12.06%
	Mutual Fund Operations
	P.O. Box 3198
	525 William Penn Place
	Pittsburgh, PA 15230-3198

Turner Market Neutral Fund-Class C	Pershing LLC	61.40%
	P.O. Box 2052
	Jersey City, NJ 07303-2052

	Oppenheimer & Co., Inc., Custodian	14.49%
	FBO James M. Olden IRA
	18 Columbia Turnpike
	Florham Park, NJ 07932

	Raymond James & Assoc., Inc. , Custodian	11.94%
	FBO Mildred McQueen IRA
	Michael McQueen POA
	9910 Dupont Circle Drive E, Suite 100
	Fort Wayne, IN 46825

	Pershing LLC	6.09%
	P.O. Box 2052
	Jersey City, NJ 07303-2052

	Oppenheimer & Co., Inc.	5.95%
	FBO Janice Byrne SEP IRA
	18 Columbia Turnpike
	Florham Park, NJ 07932

Turner Medical Sciences Long/Short Fund — Investor Class Shares	National Financial Services Corp.	20.67%
	For the Exclusive Benefit of Our Customers
	200 Liberty Street, 1 World Financial Ctr.
	Mutual Fund Department, 5th Floor
	New York, NY 10281

	Carolyn W. & Robert E. Turner Trustees	20.63%
	Robert Turner 2011 Trust for
	Grandchildren U/A 06/20/2011

Fund	Name and Address of Beneficial Owner	Percentage of Fund’s Shares
	1205 Westlakes Drive, Suite 100
	Berwyn, PA 19312

Turner Medical Sciences Long/Short Fund — Institutional Class Shares	Morgan Stanley Smith Barney	40.42%
	Harborside Financial Center
	Plaza 2, 3rd Floor
	Jersey City, NJ 07311

	Orix Funds Corp.	18.15%
	1717 Main Street, Suite 900
	Dallas, TX 75201-4687

	Robert Turner Jr. Trustee U/A 12/22/1994	5.41%
	Robert Turner Jr. Trust
	1205 Westlakes Drive, Suite 100
	Berwyn, PA 19312

Turner Medical Sciences Long/Short Fund — Class C	Charles Schwab & Co., Inc.	8.86%
	Special Custody A/C FBO Customers
	Attn: Mutual Funds Teams
	101 Montgomery Street
	San Francisco, CA 94104-4151

	Pershing LLC	5.92%
	P.O. Box 2052
	Jersey City, NJ 07303-2052

Turner Titan Fund — Investor Class Shares	Charles Schwab & Co., Inc.	78.31%
	Attn: Mutual Funds Teams
	101 Montgomery Street
	San Francisco, CA 94104-4151

Turner Titan Fund — Institutional Class Shares	National Financial Services Corp.	39.33%
	For the Exclusive Benefit of Our Customers

Fund	Name and Address of Beneficial Owner	Percentage of Fund’s Shares
	200 Liberty Street, 1 World Financial Ctr.
	Mutual Fund Department, 5th Floor
	New York, NY 10281

	Charles Schwab & Co., Inc.	34.33%
	Attn: Mutual Funds Teams
	101 Montgomery Street
	San Francisco, CA 94104-4151

	Robert Turner Jr. Trustee U/A 12/22/1994	8.70%
	Robert Turner Jr. Trust
	1205 Westlakes Drive, Suite 100
	Berwyn, PA 19312

Turner Titan Fund — Class C	Morgan Keegan & Co. FBO	25.76%
	John O’Donnell & Rhonda O’Donnell JTWROS
	2400 Lakeview Parkway, Suite 200
	Alpharetta, GA 30004

	Morgan Keegan & Co. FBO	12.57%
	Evelyn Mathis Ferguson
	2400 Lakeview Parkway, Suite 200
	Alpharetta, GA 30004

	Sterling Independent Services, Inc.	12.47%
	Attn: Ted Green
	6300 Powers Ferry Road, Suite 600-351
	Atlanta, GA 30339-2961

	Gerald & Denise Shirk Joint Revocable	9.24%
	Trust U/A Dated 10/13/2006
	Gerald A. Shirk & Denise R. Shirk Trustees
	450 Champions View Drive
	Alpharetta, GA 30004-6936

	Morgan Keegan & Co. FBO	5.03%
	Wilson Murray — Roth IRA
	2400 Lakeview Parkway, Suite 200
	Alpharetta, GA 30004

Fund	Name and Address of Beneficial Owner	Percentage of Fund’s Shares
Turner Spectrum Fund — Investor Class Shares	Charles Schwab & Co., Inc.	37.58%
	Attn: Mutual Funds Teams
	101 Montgomery Street
	San Francisco, CA 94104-4151

	National Financial Services Corp.	19.53%
	for the Exclusive Benefit of Our Customers
	200 Liberty Street, 1 World Financial Ctr.
	Mutual Fund Department, 5th Floor
	New York, NY 10281

	TD Ameritrade, Inc.	6.20%
	for the Exclusive Benefit of Our Clients
	P.O. Box 2226
	Omaha, NE 68103-2226

Turner Spectrum Fund — Institutional Class Shares	National Financial Services Corp.	20.55%
	for the Exclusive Benefit of Our Customers
	200 Liberty Street, 1 World Financial Ctr.
	Mutual Fund Department, 5th Floor
	New York, NY 10281

	Charles Schwab & Co., Inc.	15.05%
	Attn: Mutual Funds Teams
	101 Montgomery Street
	San Francisco, CA 94104-4151

	First Clearing LLC	11.01%
	Special Custody Account
	for the Exclusive Benefit of Customers
	2801 Market Street
	St. Louis, MO 63103-2523

	LPL Financial	9.05%
	Account 1000-0005
	9785 Towne Centre Drive
	San Diego, CA 92121-1968

	Merrill Lynch Pierce Fenner & Smith, Inc.	6.60%
	for the Sole Benefit of Its Customers
	Attn: Service Team

Fund	Name and Address of Beneficial Owner	Percentage of Fund’s Shares
	4800 Deer Lake Drive, E Floor 3 Jacksonville, FL 32246-6484

	Union Bank ID 797 Attn: Mutual Fund Administration SEI Private Trust Company FBO 6734304820 One Freedom Valley Drive Oaks, PA 19456-9989	5.33%

	Wells Fargo Bank NA FBO Omnibus Account Reinv/Reinv P.O. Box 1533 Minneapolis, MN 55480-1533	5.22%

Turner Spectrum Fund — Class C	None

Turner All Cap Growth Fund — Investor Class Shares	National Financial Services Corp. for the Exclusive Benefit of Our Customers 200 Liberty Street, 1 World Financial Ctr. Mutual Fund Department, 5th Floor New York, NY 10281	19.30%

	Charles Schwab & Co., Inc. Attn: Mutual Funds Teams 101 Montgomery Street San Francisco, CA 94104-4151	18.15%

	Merrill Lynch Pierce Fenner & Smith, Inc. for the Sole Benefit of Its Customers Attn: Service Team 4800 Deer Lake Drive, E Floor 3 Jacksonville, FL 32246-6484	8.20%

	TD Ameritrade, Inc. for the Exclusive Benefit of Our Clients P.O. Box 2226 Omaha, NE 68103-2226	6.59%

Turner Emerging Growth Fund —Investor Class Shares	Charles Schwab & Co., Inc. Attn: Mutual Funds Teams 101 Montgomery Street San Francisco, CA 94104-4151	43.21%

	National Financial Services Corp.	18.12%

Fund	Name and Address of Beneficial Owner	Percentage of Fund’s Shares
	for the Exclusive Benefit of Our Customers 200 Liberty Street, 1 World Financial Ctr. Mutual Fund Department, 5th Floor New York, NY 10281

	Merrill Lynch Pierce Fenner & Smith, Inc. for the Sole Benefit of Its Customers Attn: Service Team 4800 Deer Lake Drive, E Floor 3 Jacksonville, FL 32246-6484	8.06%

	State Street Bank & Trust Company Trustee White & Case,LLP Pension Plan 200 Newport Avenue N Quincy, MA 02171-2102	5.34%

Turner Emerging Growth Fund — Institutional Class Shares	Charles Schwab & Co., Inc. Attn: Mutual Funds Teams 101 Montgomery Street San Francisco, CA 94104-4151	64.20%

	National Financial Services Corp. for the Exclusive Benefit of Our Customers 200 Liberty Street, 1 World Financial Ctr. Mutual Fund Department, 5th Floor New York, NY 10281	24.81%

	The Vanguard Fiduciary Trust Company P.O. Box 2600, VM 613 Attn: Outside Funds Valley Forge, PA 19482-2600	5.22%

Fund	Name and Address of Beneficial Owner	Percentage of Fund’s Shares
Turner Large Growth Fund — Institutional Class Shares	Edward D. Jones & Co. Attn: Mutual Fund Shareholder Accounting 201 Progress Parkway Maryland Heights, MO 63043-3009	32.68%

	Charles Schwab & Co., Inc. Attn: Mutual Funds Teams 101 Montgomery Street San Francisco, CA 94104-4151	23.73%

	National Financial Services Corp. for the Exclusive Benefit of Our Customers 200 Liberty Street, 1 World Financial Ctr. Mutual Fund Department, 5th Floor New York, NY 10281	17.53%

	Morgan Stanley Smith Barney Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	5.74%

	c/o SunTrust Bank SEI Private Trust Company FBO 7917201 One Freedom Valley Drive Oaks, PA 19456-9989	5.46%

Fund	Name and Address of Beneficial Owner	Percentage of Fund’s Shares
Turner Large Growth Fund — Investor Class Shares	Morgan Stanley Smith Barney Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	32.63%

	ING Life Insurance and Annuity Company P.O. Box 990065 Hartford, CT 06199-0065	25.59%

	National Financial Services Corp. for the Exclusive Benefit of Our Customers 200 Liberty Street, 1 World Financial Ctr. Mutual Fund Department, 5th Floor New York, NY 10281	15.27%

	Charles Schwab & Co., Inc. Attn: Mutual Funds Teams 101 Montgomery Street San Francisco, CA 94104-4151	13.01%

	John Hancock Life Insurance Company RPS - Trading Ops ET-4 601 Congress Street Boston, MA 02210-2804	5.80%

Fund	Name and Address of Beneficial Owner	Percentage of Fund’s Shares
Turner Midcap Growth Fund — Institutional Class Shares	National Financial Services Corp. for the Exclusive Benefit of Our Customers 200 Liberty Street, 1 World Financial Ctr. Mutual Fund Department, 5th Floor New York, NY 10281	21.49%

	Charles Schwab & Co., Inc. Attn: Mutual Funds Teams 101 Montgomery Street San Francisco, CA 94104-4151	18.96%

	T Rowe Price Retirement Plan Services 4515 Painters Mill Road Owings Mills, MD 21117-4903	17.74%

	ING National Trust as Trustee or Custodian for Core Market Retirement Plans 30 Braintree Hill Park Braintree, MA 02184-8747	17.27%

	Wells Fargo Bank NA FBO Omnibus Account Cash/Cash xxxxx P.O. Box 1533 Minneapolis, MN 55480-1533	15.37%

Turner Midcap Growth Fund — Investor Class Shares	Charles Schwab & Co., Inc. Attn: Mutual Funds Teams 101 Montgomery Street San Francisco, CA 94104-4151	33.38%

	National Financial Services Corp. For the Exclusive Benefit of Our Customers 200 Liberty Street, 1 World Financial Ctr. Mutual Fund Department, 5th Floor New York, NY 10281	13.19%

	Morgan Stanley Smith Barney Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	12.43%

Fund	Name and Address of Beneficial Owner	Percentage of Fund’s Shares
Turner Midcap Growth Fund — Retirement Class Shares	Mercer Trust Co. Trustee FBO Plumbers & Steamfitters Local 21 Annuity Fund Attn: OC Plan Admin M S C-4-D 1 Investors Way Norwood, MA 02062-1599	41.90%

Turner Small Cap Growth Fund — Investor Class	Charles Schwab & Co., Inc. Attn: Mutual Funds Teams 101 Montgomery Street San Francisco, CA 94104-4151	29.87%

	The Vanguard Fiduciary Trust Company P.O. Box 2600, VM 613 Attn: Outside Funds Valley Forge, PA 19482-2600	20.25%

	National Financial Services Corp. for the Exclusive Benefit of Our Customers 200 Liberty Street, 1 World Financial Ctr. Mutual Fund Department, 5th Floor New York, NY 10281	10.39%

	Minnesota Life Insurance Company 401 Roberts Street N #A65216 St. Paul, MN 55101-2005	9.20%

	Nationwide Trust Company FSB c/o IPO Portfolio Accounting P.O. Box 182029 Columbus, OH 43218-2029	7.97%

Fund	Name and Address of Beneficial Owner	Percentage of Fund’s Shares
Turner Global Opportunities Fund — Institutional Class Shares	Turner Investments, LP Attn: Jenny Page 1205 Westlakes Drive, Suite 100 Berwyn, PA 19312	53.51%

	Robert Turner Jr. Trustee U/A 12/22/1994 Robert Turner Jr. Trust 1205 Westlakes Drive, Suite 100 Berwyn, PA 19312	31.00%

	Charles Schwab & Co., Inc. Attn: Mutual Funds Teams 101 Montgomery Street San Francisco, CA 94104-4151	6.06%

	Christopher K. McHugh 1205 Westlakes Drive, Suite 100 Berwyn, PA 19312	5.37%

Fund	Name and Address of Beneficial Owner	Percentage of Fund’s Shares
Turner Global Opportunities Fund — Investor Class Shares	State Street Bank & Trust Co. Custodian IRA Acct. Gina McHugh 1205 Westlakes Drive, Suite 100 Berwyn, PA 19312	31.04%

	Gina M. McHugh Trust U/A 04/09/2003 Christopher K. McHugh for Wife and Decedants 1205 Westlakes Drive, Suite 100 Berwyn, PA 19312	22.61%

	Charles Schwab & Co., Inc. Attn: Mutual Funds Teams 101 Montgomery Street San Francisco, CA 94104-4151	14.79%

	Vanguard Brokerage Services Account 2568-9665 P.O. Box 1170 Valley Forge, PA 19482-1170	10.58%

	National Financial Services Corp. for the Exclusive Benefit of Our Customers 200 Liberty Street, 1 World Financial Ctr. Mutual Fund Department, 5th Floor New York, NY 10281	9.42%

	Vanguard Brokerage Services Account 6914-8050 P.O. Box 1170 Valley Forge, PA 19482-1170	6.46%

Any persons or organizations listed above as owning 25% or more of the outstanding shares of a Fund may be presumed to “control” (as that term is defined in the 1940 Act) the Fund. As a result, those persons or organizations could have the ability to vote a majority of the shares of a Fund on any matter requiring the approval of shareowners of the Fund.

CUSTODIAN

Citibank, N.A., 388 Greenwich Street, New York, New York 10013, acts as the custodian (the “Custodian”) of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.  Citibank, N.A. may appoint domestic and foreign sub-custodians from time to time to hold certain securities purchased by the Trust and to hold cash for the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP, whose offices are located at 1601 Market Street, Philadelphia, PA 19103, serves as the Trust’s independent registered public accounting firm.

LEGAL COUNSEL

Drinker Biddle & Reath LLP, located at One Logan Square, Suite 2000, Philadelphia, PA 19103, serves as counsel to the Trust.

FINANCIAL STATEMENTS

The Trust’s Financial Statements for the fiscal year ended September 30, 2012, including KPMG LLP’s Report of Independent Registered Public Accounting Firm are included in the Trust’s most recent Annual Report to Shareholders and are incorporated into this SAI by reference. No other parts of the Annual Report are incorporated herein by reference. The Annual Report may be obtained free of charge by calling the Trust at 1-800-224-6312 or by writing to Turner Funds, P.O. Box 219805, Kansas City, MO 64121-9805.  You may also obtain the Annual or Semiannual Reports, as well as other information about Turner Funds, from the EDGAR Database on the SEC’s website www.sec.gov.

APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

A Standard & Poor’s short-term issue credit rating is a forward-looking opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days.  The following summarizes the rating categories used by Standard & Poor’s for short-term issues:

“A-1” — A short-term obligation rated “A-1” is rated in the highest category and indicates that the obligor’s capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” — A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

“A-3” — A short-term obligation rated “A-3” exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” — A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics.  The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

“C” — A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

“D” — A short-term obligation rated “D” is in payment default.  The “D” rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within any stated grace period.  However, any stated grace period longer than five business days will be treated as five business days.  The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Local Currency and Foreign Currency Risks — Standard & Poor’s issuer credit ratings make a distinction between foreign currency ratings and local currency ratings.  An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different

A-1

capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

Moody’s Investors Service (“Moody’s”) short-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments.  Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” — Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” — Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

“P-3” — Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

“NP” — Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation.  Short-term ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention.  Typically, this means up to 13 months for corporate, sovereign and structured obligations, and up to 36 months for obligations in U.S. public finance markets.  The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” — Securities possess the highest short-term credit quality.  This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” — Securities possess good short-term credit quality.  This designation indicates good intrinsic capacity for timely payment of financial commitments.

“F3” — Securities possess fair short-term credit quality.  This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.

“B” — Securities possess speculative short-term credit quality.  This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

A-2

“C” — Securities possess high short-term default risk.  Default is a real possibility.

“RD” — Restricted default.  Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations.  Applicable to entity ratings only.

“D” — Default.  Indicates a broad-based default event for an entity, or the default of a short-term obligation.

The DBRS® Ratings Limited (“DBRS”) short-term debt rating scale provides an opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner.  Ratings are based on quantitative and qualitative considerations relevant to the issuer and the relative ranking of claims.  The R-1 and R-2 rating categories are further denoted by the sub-categories “(high)”, “(middle)”, and “(low)”.

The following summarizes the ratings used by DBRS for commercial paper and short-term debt:

“R-1 (high)” - Short-term debt rated “R-1 (high)” is of the highest credit quality.  The capacity for the payment of short-term financial obligations as they fall due is exceptionally high.  Unlikely to be adversely affected by future events.

“R-1 (middle)” — Short-term debt rated “R-1 (middle)” is of superior credit quality.  The capacity for the payment of short-term financial obligations as they fall due is very high.  Differs from “R-1 (high)” by a relatively modest degree.  Unlikely to be significantly vulnerable to future events.

“R-1 (low)” — Short-term debt rated “R-1 (low)” is of good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial.  Overall strength is not as favorable as higher rating categories.  May be vulnerable to future events, but qualifying negative factors are considered manageable.

“R-2 (high)” — Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality.  The capacity for the payment of short-term financial obligations as they fall due is acceptable.  May be vulnerable to future events.

“R-2 (middle)” — Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality.  The capacity for the payment of short-term financial obligations as they fall due is acceptable.  May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

“R-2 (low)” — Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality.  The capacity for the payment of short-term financial obligations as they fall due is acceptable.  May be vulnerable to future events.  A number of challenges are present that could affect the issuer’s ability to meet such obligations.

A-3

“R-3” — Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality.  There is a capacity for the payment of short-term financial obligations as they fall due.  May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.

“R-4” — Short-term debt rated “R-4” is considered to be of speculative credit quality.  The capacity for the payment of short-term financial obligations as they fall due is uncertain.

“R-5” — Short-term debt rated “R-5” is considered to be of highly speculative credit quality.  There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.

“D” — Short-term debt rated “D” implies a financial obligation has not been met or it is clear that a financial obligation will not be met in the near future, or a debt instrument has been subject to a distressed exchange.  A downgrade to “D” may not immediately follow an insolvency or restructuring filing as grace periods, other procedural considerations, or extenuating circumstance may exist.

Long-Term Credit Ratings

The following summarizes the ratings used by Standard & Poor’s for long-term issues:

“AAA” — An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s.  The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA” — An obligation rated “AA” differs from the highest-rated obligations only to a small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” — An obligation rated “BBB” exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“BB,” “B,” “CCC,” “CC” and “C” — Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics.  “BB” indicates the least degree of speculation and “C” the highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” — An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial,

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or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B” — An obligation rated “B” is more vulnerable to nonpayment than obligations  rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC” — An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC” — An obligation rated “CC” is currently highly vulnerable to nonpayment.

“C” — A “C” rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default.  Among others, the “C” rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

“D” — An obligation rated “D” is in payment default.  The “D” rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days, irrespective of any grace period.  The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.  An obligation’s rating is lowered to “D” upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or minus (-) — The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

“NR” — This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Local Currency and Foreign Currency Risks - Standard & Poor’s issuer credit ratings make a distinction between foreign currency ratings and local currency ratings.  An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

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Moody’s long-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of one year or more.  They address the possibility that a financial obligation will not be honored as promised.  Such ratings reflect both the likelihood of default on contractually promised payments and the expected financial loss suffered in the event of default.  The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” — Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.

“Aa” — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” — Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.

“Baa” — Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

“Ba” — Obligations rated “Ba” are judged to be speculative and are subject to substantial credit risk.

“B” — Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” — Obligations rated “Caa” are judged to be speculative of poor standing and are subject to very high credit risk.

“Ca” — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” — Obligations rated “C” are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note:  Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.”  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

The following summarizes long-term ratings used by Fitch:

“AAA” — Securities considered to be of the highest credit quality.  “AAA” ratings denote the lowest expectation of credit risk.  They are assigned only in cases of exceptionally strong capacity for payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

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“AA” — Securities considered to be of very high credit quality.  “AA” ratings denote expectations of very low credit risk.  They indicate very strong capacity for payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.

“A” — Securities considered to be of high credit quality.  “A” ratings denote expectations of low credit risk.  The capacity for payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

“BBB” — Securities considered to be of good credit quality.  “BBB” ratings indicate that expectations of credit risk are currently low.  The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

“BB” — Securities considered to be speculative.  “BB” ratings indicate that there is an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

“B” — Securities considered to be highly speculative.  “B” ratings indicate that material credit risk is present.

“CCC” — A “CCC” rating indicates that substantial credit risk is present.

“CC” — A “CC” rating indicates very high levels of credit risk.

“C” — A “C” rating indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned “D” ratings, but are instead rated in the “B” to “C” rating categories, depending upon their recovery prospects and other relevant characteristics.  Fitch believes that this approach better aligns obligations that have comparable expected loss but varying vulnerability to default and loss.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to the “AAA” obligation rating category, or to corporate finance obligation ratings in the categories below “CCC”.

The DBRS long-term rating scale provides an opinion on the risk of default.  That is, the risk that an issuer will fail to satisfy its financial obligations in accordance with the terms under which an obligation has been issued.  Ratings are based on quantitative and qualitative considerations relevant to the issuer, and the relative ranking of claims.  All rating categories other than AAA and D also contain subcategories “(high)” and “(low)”.  The absence of either a “(high)” or “(low)” designation indicates the rating is in the middle of the category.  The following summarizes the ratings used by DBRS for long-term debt:

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“AAA” -  Long-term debt rated “AAA” is of the highest credit quality.  The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

“AA” — Long-term debt rated “AA” is of superior credit quality.  The capacity for the payment of financial obligations is considered high.  Credit quality differs from “AAA” only to a small degree.  Unlikely to be significantly vulnerable to future events.

“A” — Long-term debt rated “A” is of good credit quality.  The capacity for the payment of financial obligations is substantial, but of lesser credit quality than “AA.”  May be vulnerable to future events, but qualifying negative factors are considered manageable.

“BBB” — Long-term debt rated “BBB” is of adequate credit quality.  The capacity for the payment of financial obligations is considered acceptable.  May be vulnerable to future events.

“BB” — Long-term debt rated “BB” is of speculative, non-investment grade credit quality.  The capacity for the payment of financial obligations is uncertain.  Vulnerable to future events.

“B” — Long-term debt rated “B” is of highly speculative credit quality.  There is a high level of uncertainty as to the capacity to meet financial obligations.

“CCC”, “CC” and “C” — Long-term debt rated in any of these categories is of very highly speculative credit quality. In danger of defaulting on financial obligations.  There is little difference between these three categories, although “CC” and “C” ratings are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the “CCC” to “B” range.  Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the “C” category.

“D” — A security rated “D” implies that a financial obligation has not been met or it is clear that a financial obligation will not be met in the near future or a debt instrument has been subject to a distressed exchange.  A downgrade to “D” may not immediately follow an insolvency or restructuring filing as grace periods or extenuating circumstances may exist.

Municipal Note Ratings

A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating.  Notes with an original maturity of more than three years will most likely receive a long-term debt rating.  In determining which type of rating, if any, to assign, Standard & Poor’s analysis will review the following considerations:

•                  Amortization schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•                  Source of payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

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Note rating symbols are as follows:

“SP-1” — A municipal note rated “SP-1” exhibits a strong capacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

“SP-2” — A municipal note rated “SP-2” exhibits a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” — A municipal note rated “SP-3” exhibits a speculative capacity to pay principal and interest.

Moody’s uses the Municipal Investment Grade (“MIG”) scale to rate U.S. municipal bond anticipation notes of up to three years maturity.  Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity.  MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating.  MIG ratings are divided into three levels — “MIG-1” through “MIG-3”.  In addition, those short-term obligations that are of speculative quality are designated “SG”, or speculative grade.  The following summarizes the ratings used by Moody’s for short-term municipal obligations:

“MIG-1” — This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2” — This designation denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” — This designation denotes acceptable credit quality.  Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” — This designation denotes speculative-grade credit quality.  Debt instruments in this category may lack sufficient margins of protection.

“NR” — Is assigned to an unrated obligation.

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned:  a long or short-term debt rating and a demand obligation rating.  The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments.  The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or “VMIG” rating.  The rating transitions on the VMIG scale differ from those on the Prime scale to reflect the risk that external liquidity support, generally, will terminate if the issuer’s long-term rating drops below investment grade.

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VMIG rating expirations are a function of each issue’s specific structural or credit features.

“VMIG-1” — This designation denotes superior credit quality.  Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-2” — This designation denotes strong credit quality.  Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-3” — This designation denotes acceptable credit quality.  Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“SG” — This designation denotes speculative-grade credit quality.  Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

“NR” — Is assigned to an unrated obligation.

About Credit Ratings

A Standard & Poor’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs).  It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated.  The opinion reflects Standard & Poor’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Moody’s credit ratings must be construed solely as statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities.

Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations.  Fitch credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested.  Fitch’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

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DBRS credit ratings are opinions based on the quantitative and qualitative analysis of information sourced and received by DBRS, which information is not audited or verified by DBRS.  Ratings are not buy, hold or sell recommendations and they do not address the market price of a security.  Ratings may be upgraded, downgraded, placed under review, confirmed and discontinued.

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APPENDIX B

PROXY VOTING POLICIES AND PROCEDURES

Turner Investments, L.P. (“Turner”), acts as a fiduciary in relation to its clients and the assets entrusted by them to its management.  Where the assets placed in Turner’s care include shares of corporate stock, and except where the client has expressly reserved to itself or another party the duty to vote proxies, it is Turner’s duty as a fiduciary to vote all proxies relating to such shares.

Duties with Respect to Proxies:

Turner has an obligation to vote all proxies appurtenant to shares of corporate stock owned by its client accounts in the best interests of those clients.  In voting these proxies, Turner may not be motivated by, or subordinate the client’s interests to, its own objectives or those of persons or parties unrelated to the client.  Turner will exercise all appropriate and lawful care, skill, prudence and diligence in voting proxies, and shall vote all proxies relating to shares owned by its client accounts and received by Turner.  Turner shall not be responsible, however, for voting proxies that it does not receive in sufficient time to respond.

Delegation to Proxy Voter Services:

In order to carry out its responsibilities in regard to voting proxies, Turner must track all shareholder meetings convened by companies whose shares are held in Turner client accounts, identify all issues presented to shareholders at such meetings, formulate a principled position on each such issue and ensure that proxies pertaining to all shares owned in client accounts are voted in accordance with such determinations.

Consistent with these duties, Turner has delegated certain aspects of the proxy voting process to Institutional Shareholder Services, and its Proxy Voter Services (PVS) subsidiary.  PVS is a separate investment adviser registered under the Investment Advisers Act of 1940, as amended.  Under an agreement entered into with Turner, PVS has agreed to vote proxies in accordance with recommendations developed by PVS and overseen by Turner, except in those instances where Turner has provided it with different direction.

PVS’s voting recommendations typically favor the interests of the shareholder/owner rather than a company’s management. Turner’s long-standing practice has been to follow voting guidelines of this type.  Although Turner has not chosen PVS or its services for this reason, its engagement of PVS could be interpreted as helpful to maintaining or attracting clients or potential clients supportive of shareholder/owner rights. In this respect its engagement of PVS potentially presents a conflict of interest for Turner, which has a number of clients concerned with shareholder/owner rights.

It should be emphasized that any client or potential client of Turner need not delegate the voting of proxies to Turner (and thus indirectly to PVS as overseen by Turner), and may instead direct its custodian or another party to undertake this responsibility.  Alternatively, a client or potential

B-1

client may direct Turner to vote following guidelines it selects rather than following the Turner selected PVS guidelines if its preference is to follow voting guidelines that typically favor the interests of company management.  Turner will provide upon request a copy of the current proxy voting guidelines followed by PVS to assist you in this evaluation.

Review and Oversight:

Turner has reviewed the methods used by PVS to identify and track shareholder meetings called by publicly traded issuers throughout the United States and around the globe.  Turner has satisfied itself that PVS operates a system reasonably designed to identify all such meetings and to provide Turner with timely notice of the date, time and place of such meetings.  Turner has further reviewed the principles and procedures employed by PVS in making recommendations on voting proxies on each issue presented, and has satisfied itself that PVS’s recommendations are: (i) based upon an appropriate level of diligence and research, and (ii) designed to further the interests of shareholders and not serve other unrelated or improper interests.  Turner, either directly or through its duly-constituted Proxy Committee, shall review its determinations as to PVS at least annually.

Notwithstanding its belief that PVS’s recommendations are consistent with the best interests of shareholders and appropriate to be implemented for Turner’s client accounts, Turner has the right and the ability to depart from a recommendation made by PVS as to a particular vote, slate of candidates or otherwise, and can direct PVS to vote all or a portion of the shares owned for client accounts in accordance with Turner’s preferences.  PVS is bound to vote any such shares subject to that direction in strict accordance with all such instructions.  Turner, through its Proxy Committee, reviews on a regular basis the overall shareholder meeting agenda, and seeks to identify shareholder votes that warrant further review based upon either (i) the total number of shares of a particular company stock that Turner holds for its clients accounts, or (ii) the particular subject matter of a shareholder vote, such as board independence or shareholders’ rights issues.  In determining whether to depart from a PVS recommendation, the Turner Proxy Committee looks to its view of the best interests of shareholders, and provides direction to PVS only where in Turner’s view departing from the PVS recommendation appears to be in the best interests of Turner’s clients as shareholders.  The Proxy Committee keeps minutes of its determinations in this regard.

The Turner Proxy Committee has only very infrequently departed from the PVS recommendation, and clients should expect that the PVS recommendation will be followed for the vast majority of votes.

Conflicts of Interest:

Turner stock is not publicly traded, and Turner is not otherwise affiliated with any issuer whose shares are available for purchase by client accounts.  Further, no Turner affiliate currently provides brokerage, underwriting, insurance, banking or other financial services to issuers whose shares are available for purchase by client accounts.

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Where a client of Turner is a publicly traded company in its own right, Turner may be restricted from acquiring that company’s securities for the client’s benefit.  Further, while Turner believes that any particular proxy issues involving companies that engage Turner, either directly or through their pension committee or otherwise, to manage assets on their behalf, generally will not present conflict of interest dangers for the firm or its clients, in order to avoid even the appearance of a conflict of interest, the Proxy Committee will determine, by surveying the Firm’s employees or otherwise, whether Turner, an affiliate or any of their officers has a business, familial or personal relationship with a participant in a proxy contest, the issuer itself or the issuer’s pension plan, corporate directors or candidates for directorships.  In the event that any such relationship is found to exist, the Proxy Committee will take appropriate steps to ensure that any such relationship (or other potential conflict of interest), does not influence Turner’s or the Committee’s decision to provide direction to PVS on a given vote or issue.  Further to that end, Turner will adhere to all recommendations made by PVS in connection with all shares issued by such companies and held in Turner client accounts, and, absent extraordinary circumstances that will be documented in writing, will not subject any such proxy to special review by the Proxy Committee.

As discussed above, Turner’s selection of PVS may be considered a potential conflict of interest. Turner will in all instances seek to resolve any conflicts of interests that may arise prior to voting proxies or selecting a proxy voting agent/research provider in a manner that reflects the best interests of its clients.

Securities Lending:

Turner will generally not vote nor seek to recall in order to vote shares on loan in connection with client administered securities lending programs, unless it determines that a vote is particularly significant.  Seeking to recall securities in order to vote them even in these limited circumstances may nevertheless not result in Turner voting the shares because the securities are unable to be recalled in time from the party with custody of the securities, or for other reasons beyond Turner’s control. Clients that participate in securities lending programs should expect that Turner will not frequently vote or seek to recall in order to vote shares that are on loan.

Obtaining Proxy Voting Information:

To obtain information on how Turner voted proxies or for a copy of current PVS guidelines, please contact:

Andrew Mark, Director of Operations

and Technology Administration

c/o Turner Investments, L.P.

1205 Westlakes Drive, Suite 100

Berwyn, PA 19312

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Recordkeeping:

Turner shall retain its (i) proxy voting policies and procedures; (ii) proxy statements received regarding client statements; (iii) records or votes it casts on behalf of clients; (iv) records of client requests for proxy voting information, and (v) any documents prepared by Turner that are material in making a proxy voting decision.  Such records may be maintained with a third party, such as PVS, that will provide a copy of the documents promptly upon request.

Adopted:  July 1, 2003

Last revised:   June 15, 2009

TUR — SAI- 30-24

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TURNER FUNDS

Turner Market Neutral Fund

•                  Class C Shares (TMNCX)

Turner Medical Sciences Long/Short Fund

•                  Class C Shares (TMSCX)

Turner Spectrum Fund

•                  Class C Shares (TSCCX)

Turner Titan Fund

•                  Class C Shares (TTLCX)

January 31, 2013

Investment Adviser:

TURNER INVESTMENTS, L.P.

This Statement of Additional Information is not a prospectus and relates only to the Class C Shares of the Turner Market Neutral Fund, Turner Medical Sciences Long/Short Fund, Turner Spectrum Fund and Turner Titan Fund.  It is intended to provide additional information regarding the activities and operations of the Turner Funds and should be read in conjunction with the Turner Funds’ Prospectus dated January 31, 2013.  The Prospectus may be obtained without charge by calling 1-800-224-6312.  The Financial Statements and the Report of Independent Registered Public Accounting Firm thereon are incorporated by reference into this Statement of Additional Information from the Annual Report of the Turner Funds.  The Annual Report may be obtained by calling the toll-free number above.  No other parts of the Annual Report are incorporated herein by reference.

THE TRUST		1
INVESTMENT OBJECTIVES		1
INVESTMENT POLICIES		2
GENERAL INVESTMENT POLICIES		6
DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS		6
DISCLOSURE OF PORTFOLIO HOLDINGS		28
INVESTMENT LIMITATIONS		29
THE ADVISER		31
THE ADMINISTRATOR		41
SHAREHOLDER SERVICES		42
DISTRIBUTION		42
TRUSTEES AND OFFICERS OF THE TRUST		45
COMPUTATION OF YIELD AND TOTAL RETURN		52
PURCHASE AND REDEMPTION OF SHARES		53
DETERMINATION OF NET ASSET VALUE		54
TAXES		55
PORTFOLIO TRANSACTIONS		57
VOTING		59
DESCRIPTION OF SHARES		60
SHAREHOLDER LIABILITY		60
LIMITATION OF TRUSTEES’ LIABILITY		60
CODE OF ETHICS		60
PROXY VOTING		61
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS		61
CUSTODIAN		66
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM		67
LEGAL COUNSEL		67
FINANCIAL STATEMENTS		67
APPENDIX A	DESCRIPTION OF SECURITIES RATINGS	A-1
APPENDIX B	PROXY VOTING POLICIES AND PROCEDURES	B-1

THE TRUST

This Statement of Additional Information (“SAI”) relates to the Class C Shares of the Turner Market Neutral Fund (“Market Neutral Fund”), Turner Medical Sciences Long/Short Fund (“Medical Sciences Long/Short Fund”), Turner Spectrum Fund (“Spectrum Fund”) and Turner Titan Fund (“Titan Fund”) (each a “Fund” and, together the “Funds”).

Each Fund is a separate series of Turner Funds (the “Trust” or the “Funds”), an open-end management investment company established as a Massachusetts business trust under an Agreement and Declaration of Trust dated January 26, 1996, as amended on February 21, 1997 and August 17, 2001 (the “Declaration of Trust”), which consists of both diversified and non-diversified funds.  The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest (the “shares”) and separate classes of shares within each such separate series.  Each series is a separate mutual fund and each share of each series represents an equal proportionate interest in that series.  Shareholders may purchase shares in each Fund through three separate classes, Class C, Institutional Class and Investor Class.  Institutional Class Shares and Investor Class Shares are described in a separate prospectus and statement of additional information.  Except for differences among the share classes pertaining to certain expenses, each share of each series represents an equal proportionate interest in that series.  Please see “Description of Shares” for more information.  The Trust also offers 7 other mutual funds, which are described in separate prospectuses and statements of additional information.

Turner Investments, L.P. (“Turner” or the “Adviser”) serves as the investment adviser for each Fund.

Capitalized terms not defined herein are defined in the Prospectus.

INVESTMENT OBJECTIVES

Turner Market Neutral Fund:  The Turner Market Neutral Fund seeks capital appreciation.

Turner Medical Sciences Long/Short Fund:  The Turner Medical Sciences Long/Short Fund seeks capital appreciation.

Turner Spectrum Fund: The Spectrum Fund seeks capital appreciation by allocating its assets to various investment strategies (“Investment Strategies”), each managed by a separate portfolio management team at the Adviser.

Turner Titan Fund:  The Turner Titan Fund seeks long-term capital appreciation.

There can be no assurance that any Fund will achieve its investment objective.

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INVESTMENT POLICIES

Turner Market Neutral Fund: The Turner Market Neutral Fund invests in stocks of companies with any capitalization range using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.  Primarily, the Fund takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price.  The Fund’s holdings may range from small companies with over $100 million in market capitalization at the time of purchase to larger, established firms in a variety of industries and sectors.  The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.

Turner Medical Sciences Long/Short Fund: The Turner Medical Sciences Long/Short Fund invests primarily (at least 80% of its net assets plus any borrowing for investment purposes) in stocks of companies engaged in the health care sector using a long/short growth strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.  This is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders.  Primarily, the Fund takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price.  The Fund’s holdings may generally range from small companies with over $250 million in market capitalization at the time of purchase to larger, established firms in the health care industry. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.  Investments may also be made in other sectors of the equity markets.

Turner Spectrum Fund:  The Spectrum Fund invests its assets utilizing the following seven Investment Strategies: (1) Global Consumer; (2) Global Financial Services; (3) Global Medical Sciences; (4) Select Opportunities; (5) Market Neutral; (6) Titan; and (7) Global Resources and Infrastructure. Each of the Investment Strategies is described in more detail below.  The Adviser may add, remove or change an Investment Strategy at any time in its sole discretion. The Fund is not required to maintain allocations to each Investment Strategy in any proportion and the relative allocations will vary based upon the performance of each Investment Strategy or due to other circumstances including, without limitation, capacity and liquidity restraints. Cash flows due to investments and redemptions may be allocated among the Investment Strategies in any manner, as determined by the Adviser in its sole discretion. Although the weightings of each Investment Strategy will vary, it is the Adviser’s current intention to attempt to rebalance its investment portfolio annually as of each December 31st to approximately the following equal weightings:

Turner Global Consumer Strategy 14.3%

Turner Global Financial Services Strategy 14.3%

Turner Global Medical Sciences Strategy 14.3%

Turner Select Opportunities Strategy 14.3%

Turner Market Neutral Strategy 14.3%

Turner Titan Strategy 14.3%

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Turner Global Resources and Infrastructure Strategy 14.3%

The Adviser may rebalance the investment portfolio at any other time.  These weightings can be changed in the Adviser’s discretion without notice to shareholders.

The Adviser has established an Alternative Strategies Oversight Group which serves as the internal governance body that monitors the activities of each of the alternative strategies it manages. Members of the group include its Chief of Investment Strategies, Chief Operating Officer, and other senior members of the Adviser’s management team, who meet regularly to provide fiduciary oversight over the Fund.  The operational and investment oversight of the Fund includes evaluations of each underlying Investment Strategy, the review of investment returns, risk control policies and procedures, and the general characteristics of each strategy. In addition, the Group reviews relevant compliance, legal, tax, fund administration, marketing, and general business issues associated with the Fund and the underlying strategies.  The Alternative Strategies Oversight Group has authority to add or remove investment strategies in the Fund.

The investment approach and process for each Investment Strategy is as follows:

The Global Consumer Strategy invests primarily in companies engaged in the consumer discretionary sector using a long/short growth strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.  Security selection is not based on company size, but rather on an assessment of a company’s prospects. The Global Consumer Strategy’s holdings may generally range from small companies with over $250 million in market capitalization at the time of purchase to larger, established firms in the consumer discretionary sector.  The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.  A limited number of investments may also be made in other sectors of the equity markets.  Investments are selected by using a combination of quantitative and fundamental research and analysis.  The Global Consumer Strategy typically holds between 15 and 75 securities long, and between 15 and 75 securities short, with a typical allocation resulting in net long exposure, although there can be no assurance that will be the case.

The Global Financial Services Strategy invests primarily in companies engaged in the financial services sector using a long/short growth strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.  Security selection is not based on company size, but rather on an assessment of a company’s prospects. The Global Financial Services Strategy’s holdings may generally range from small companies with over $250 million in market capitalization at the time of purchase to larger, established firms in the financial services industry.  The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.  A limited number of investments may also be made in other sectors of the equity markets.  Investments are selected by using a combination of quantitative and fundamental research and analysis. The Global Financial Services Strategy typically holds between 15 and 75 securities long, and between 15 and 75 securities short, with a typical allocation resulting in net long exposure, although there can be no assurance that will be the case.

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The Global Medical Sciences Strategy invests primarily in companies engaged in the health care sector using a long/short growth strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.  Security selection is not based on company size, but rather on an assessment of a company’s prospects. The Global Medical Sciences Strategy’s holdings may generally range from small companies with over $250 million in market capitalization at the time of purchase to larger, established firms in the health care industry.  The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.  A limited number of investments may also be made in other sectors of the equity markets.  Investments are selected by using a combination of quantitative and fundamental research and analysis.  The Global Medical Sciences Strategy typically holds between 15 and 75 securities long, and between 15 and 75 securities short, with a typical allocation resulting in net long exposure, although there can be no assurance that will be the case.

The Select Opportunities Strategy invests in companies with any capitalization range using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. Primarily, the Select Opportunities Strategy takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price. Security selection is not based on company size, but rather on an assessment of a company’s prospects. The Select Opportunities Strategy’s holdings may generally range from small companies with over $100 million in market capitalization at the time of purchase to larger, established firms in a variety of industries and sectors.  The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.  Investments may also be made in other sectors of the equity markets.  Investments are selected by using a combination of quantitative and fundamental research and analysis.  The Select Opportunities Strategy typically holds between 10 and 50 securities long and between 10 and 50 securities short, with a typical allocation resulting in net long exposure, although there can be no assurance that will be the case.

The Market Neutral Strategy invests in companies with any capitalization range using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. Primarily, the Market Neutral Strategy takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price. Security selection is not based on company size, but rather on an assessment of a company’s prospects. The Market Neutral Strategy’s holdings may generally range from small companies with over $500 million in market capitalization at the time of purchase to larger, established firms in a variety of industries and sectors. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.  Investments are selected by using a combination of quantitative and fundamental research and analysis.  The Market Neutral Strategy typically holds between 25 and 50 securities long and between 25 and 50 securities short, with a typical allocation generally resulting in a market neutral net exposure, although there can be no assurance that will be the case.

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The Titan Strategy invests in stocks of companies with primarily large capitalization ranges across all major industry sectors using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. Primarily, the Titan Strategy takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price.  Security selection is not based on company size, but rather on an assessment of a company’s prospects.  The Titan Strategy’s holdings will be global and diversified.  Investments are selected by using a combination of quantitative and fundamental research and analysis.  The Titan Strategy typically holds between 75 and 125 securities long or short in the aggregate, with a typical long position size per holding and a typical short position size per holding between 0.5% to 5.0% of the Titan Strategy’s net assets, although there can be no assurance that will be the case.

The Global Resources and Infrastructure Strategy invests in stocks of companies in the resource and infrastructure industries using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. Security selection is not based on company size, but rather on an assessment of a company’s prospects. The Global Resources and Infrastructure Strategy’s holdings generally may range from small companies with over $100 million in market capitalization at the time of purchase to larger, established firms in areas such as energy, industrials, and natural resources.  The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.  Investments may also be made in other sectors of the equity markets.  Investments are selected by using a combination of quantitative and fundamental research and analysis.  The Global Resources and Infrastructure Strategy typically holds between 25 and 125 securities long and between 15 and 100 securities short, with a typical allocation resulting in a net long exposure, although there can be no assurance that will be the case.

Turner Titan Fund: The Turner Titan Fund invests in stocks of companies with primarily large capitalization ranges across all major industry sectors using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.  Primarily, the Fund takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price. For long positions, the Adviser uses a fundamental, bottom-up equity investment style focused on intensive, first-hand research and company evaluation.  For short positions, the Adviser focuses on companies that it believes have deteriorating fundamentals and quality characteristics such as: 1) stock prices that appear to already reflect earnings; 2) expectations of adverse events that would affect long-term earnings; 3) poorly performing management; 4) indicators that the company is likely to fail to meet expected performance; or 5) companies that exist in industries with structural weaknesses. The Fund’s holdings will be global and diversified.

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GENERAL INVESTMENT POLICIES

Each Fund may purchase securities on a when-issued basis and borrow money.

Each Fund may enter into futures and options transactions.

Each Fund may hold and invest up to 15% of its net assets in illiquid securities.

Each Fund may purchase convertible securities.

Each Fund may enter into repurchase agreements.

Each Fund may purchase fixed income securities, including variable and floating rate instruments and zero coupon securities.

Each Fund may purchase Rule 144A securities and other restricted securities.

Each Fund may purchase obligations of supranational entities.

Each Fund may, for temporary defensive purposes, invest up to 100% of its total assets in money market instruments (including U.S. government securities, bank obligations, commercial paper rated in the highest rating category by a nationally recognized statistical rating organization (a “NRSRO”) and repurchase agreements involving the foregoing securities), shares of money market investment companies (to the extent permitted by applicable law and subject to certain restrictions) and cash.

During normal market conditions, in order to meet applicable margin requirements or otherwise, each Fund may maintain a significant portion of its assets in cash or cash equivalents.

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

Each Fund may invest in each of the investments listed below, or engage in each of the investment techniques listed below unless otherwise indicated.

American Depositary Receipts (“ADRs”)

ADRs are securities, typically issued by a U.S. financial institution (a “depositary”), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary.  ADRs may be available through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security.  Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility.  The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

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The Funds may also invest in sponsored or unsponsored, European Depositary Receipts (“EDRs”) or Global Depositary Receipts (“GDRs”).  EDRs also represent securities of foreign issuers and are designed for use in European markets.  A GDR represents ownership in a non-U.S. company’s publicly traded securities that are traded on foreign stock exchanges or foreign over-the-counter markets.  Holders of unsponsored ADRs, EDRs or GDRs generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute investor communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

Asset-Backed Securities

Asset-backed securities are secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables.  Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets.  Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

Borrowing

The Funds may borrow money equal to 5% of their total assets for temporary purposes to meet redemptions or to pay dividends.  Borrowing may exaggerate changes in the net asset value of a Fund’s shares and in the return on the Fund’s portfolio.  Although the principal of any borrowing will be fixed, a Fund’s assets may change in value during the time the borrowing is outstanding.  The Funds may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to any borrowing.  The Funds may be required to earmark or segregate liquid assets in an amount sufficient to meet their obligations in connection with such borrowings.  In an interest rate arbitrage transaction, a Fund borrows money at one interest rate and lends the proceeds at another, higher interest rate.  These transactions involve a number of risks, including the risk that the borrower will fail or otherwise become insolvent or that there will be a significant change in prevailing interest rates.

Convertible Securities

Convertible securities are corporate securities that are exchangeable for a set number of another security at a prestated price. Convertible securities typically have characteristics of both fixed income and equity securities.  Because of the conversion feature, the market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.

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Corporate Events

The Funds may invest in companies that experience certain events, such as a restructuring, merger, leveraged buyout, takeover or similar action that causes a decline in market value or credit quality of the corporation’s stocks or bonds due to factors including unfavorable market response or a resulting increase in the company’s debt.  Added debt may significantly reduce the credit quality and market value of a company’s bonds.

Derivatives

Derivatives are securities that derive their value from other securities, financial instruments or indices.  The following are considered derivative securities: options on futures, futures, options (e.g., puts and calls), swap agreements, mortgage-backed securities (e.g., collateralized mortgage obligations (“CMOs”)), real estate mortgage investment conduits (“REMICs”), interest-only  (“IOs”) and principal-only (“POs”), when issued securities and forward commitments, floating and variable rate securities, convertible securities, “stripped” U.S. Treasury securities (e.g., receipts and separately traded registered interest and principal securities (“STRIPS”)), privately issued stripped securities (e.g., TGRs, TRs, and CATS).

Equity Securities

Equity securities include common stocks, preferred stocks, warrants, rights to acquire common or preferred stocks, and securities convertible into or exchangeable for common stocks.  Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time.  The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision.  Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of the Fund to fluctuate.  An investment in a Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.

Fixed Income Securities

The market value of fixed income investments will change in response to interest rate changes and other factors.  During periods of falling interest rates, the values of outstanding fixed income securities generally rise.  Conversely, during periods of rising interest rates, the values of such securities generally decline.  Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.  Changes by an NRSRO in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments.  Changes in the value of these securities will not necessarily affect cash income derived from these securities, but will affect the investing Fund’s net asset value.

Investment grade bonds include securities rated BBB by S&P or Baa by Moody’s, which may be regarded as having speculative characteristics as to repayment of principal. If a security is downgraded, Turner will review the situation and take appropriate action.

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Foreign Investments

Investments in foreign securities require consideration of certain risks typically not associated with investing in U.S. securities or property.  Such risks include, among other things, trade balances and imbalances and related economic policies, unfavorable currency exchange rate fluctuations, imposition of exchange control regulation by the United States or foreign governments, United States and foreign withholding taxes, limitations on the removal of funds or other assets, policies of governments with respect to possible nationalization of their industries, political difficulties, including expropriation of assets, confiscatory taxation and economic or political instability in foreign nations.  There may be less publicly available information about certain foreign companies than would be the case for comparable companies in the United States and certain foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of United States’ companies.  Securities markets outside the United States, while growing in volume, have for the most part substantially less volume than U.S. markets, and many securities traded on these foreign markets are less liquid and their prices more volatile than securities of comparable United States’ companies.  In addition, settlement of trades in some non-U.S. markets is much slower and more subject to failure than in U.S. markets.  There also may be less extensive regulation of the securities markets in particular countries than in the United States.

The Funds may invest in emerging market countries. Developing countries may impose restrictions on a Fund’s ability to repatriate investment income or capital. Even if there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of the Funds. For example, funds may be withdrawn from the People’s Republic of China only in U.S. or Hong Kong dollars and only at an exchange rate established by the government once each week.

Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain developing countries face serious exchange constraints.

Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest in the country. As such, government actions in the future could have a significant effect on economic conditions in developing countries in these regions, which could affect private sector companies, the Funds and the value of their securities.  Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments. Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involves a high degree of risk.

Forward Foreign Currency Contracts

The Funds may enter into forward foreign currency contracts to manage foreign currency exposure and as a hedge against possible variations in foreign exchange rates. The Funds may enter into forward foreign currency contracts to hedge a specific security transaction or to hedge a portfolio position. These contracts may be bought or sold to protect the Funds, to some degree, against possible losses resulting from an adverse change in the relationship between foreign

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currencies and the U.S. dollar. The Funds also may invest in foreign currency futures and in options on currencies. Forward foreign currency contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. A Fund may enter into a contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund’s securities denominated in such foreign currency.  Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Fund to establish a rate of exchange for a future point in time. At the maturity of a forward contract, the Fund may either sell a Fund security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an ‘‘offsetting’’ contract with the same currency trader, obligating the Fund to purchase, on the same maturity date, the same amount of the foreign currency.  The Fund may realize a gain or loss from currency transactions.

When entering into a contract for the purchase or sale of a security in a foreign currency, a Fund may enter into a forward foreign currency contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

Also, when Turner anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, a Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of its securities denominated in such foreign currency.  With respect to any such forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures.  In addition, while forward currency contracts may offer protection from losses resulting from declines in value of a particular foreign currency, they also limit potential gains which might result from increases in the value of such currency.  A Fund will also incur costs in connection with forward foreign currency contracts and conversions of foreign currencies into U.S. dollars. A Fund will place assets in a segregated account to assure that its obligations under forward foreign currency contracts are covered.

Forward Trading

The Funds may trade forward contracts.  Forward contracts and options thereon, unlike futures contracts, are not traded on exchanges and are not standardized; rather banks and dealers act as principals in these markets, negotiating each transaction on an individual basis. Forward and “cash” trading is substantially unregulated; there is no limitation on daily price movements and speculative position limits are not applicable. The principals who deal in the forward markets are not required to continue to make markets in the currencies or commodities they trade and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in these markets have refused to quote prices for certain currencies or commodities or have quoted prices with an unusually wide spread between the price at which they were prepared to buy and that at which they were prepared to sell.

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Disruptions can occur in any market traded by the Funds due to unusually high trading volume, political intervention or other factors. The imposition of controls by governmental authorities might also limit such forward (and futures) trading to less than that which the Adviser would otherwise recommend, to the possible detriment of the Funds. Neither the Commodities Futures Trading Commission (“CFTC”) nor banking authorities regulate forward currency trading through banks. In respect of such trading, the Funds are subject to the risk of bank failure or the inability or refusal by a bank to perform with respect to such contracts. Market illiquidity or disruption could result in major losses to the Funds.

Futures Contracts and Options on Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund may use futures contracts and related options for bona fide hedging purposes, to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. A Fund will minimize the risk that it will be unable to close out a futures contract by entering only into futures contracts which are traded on national futures exchanges.  In addition, a Fund will sell only covered futures contracts and options on futures contracts.

Stock and bond index futures are futures contracts for various stock and bond indices that are traded on registered securities exchanges.  Stock and bond index futures contracts obligate the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock or bond index at the close of the last trading day of the contract and the price at which the agreement is made.

Stock and bond index futures contracts are bilateral agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock or bond index value at the close of trading of the contract and the price at which the futures contract is originally struck.  No physical delivery of the stocks or bonds comprising the index is made; generally contracts are closed out prior to the expiration date of the contracts.

No price is paid upon entering into futures contracts. Instead, a Fund would be required to deposit an amount of cash or U.S. Treasury securities known as “initial margin.” Subsequent payments, called “variation margin,” to and from the broker, would be made on a daily basis as the value of the futures position varies (a process known as “marking to market”). The margin is in the nature of a performance bond or good-faith deposit on a futures contract.

There are risks associated with these activities, including the following: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a

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futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and futures options.

A Fund may enter into futures contracts and options on futures contracts traded on an exchange regulated by the CFTC.  Before a Fund trades futures contracts or options on futures contracts, it will file a notice of eligibility for exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act with the CFTC and the National Futures Association, which regulate trading in the futures markets and, therefore, will not be subject to registration or regulation as a pool operator under that Act with respect to the Fund.

A Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices.  Some strategies reduce a Fund’s exposure to price fluctuations, while others tend to increase its market exposure.  Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact a Fund’s return.  In order to avoid leveraging and related risks, when a Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account with its custodian, Citibank, N.A. (the “Custodian”).  Collateral equal to the current market value of the futures position will be marked to market on a daily basis.

Health Care-related Securities

The Spectrum Fund and the Medical Sciences Long/Short Fund may invest in a variety of industries within the general health care sector.  Many health care-related companies share common risks. Many health care-related companies are smaller and less seasoned than companies in other sectors. Health care-related companies may also be strongly affected by scientific or technological developments and their products may quickly become obsolete. Many health care-related companies offer products and services that are subject to governmental regulation and may be adversely affected by changes in governmental policies or laws. Congress may from time to time propose legislative action that will impact the health care-related companies. The proposals may span a wide range of topics, including cost and price controls (which may include a freeze on the prices of prescription drugs), incentives for competition in the provision of health care services, promotion of pre-paid health care plans and additional tax incentives and penalties aimed at the health care-related companies. The government could also reduce funding for health care related research. The Spectrum Fund and the Medical Sciences Long/Short Fund cannot predict what proposals will be enacted or what effect they may have on health care-related companies.

Hedging Transactions

Subject to applicable law, the Funds may utilize financial instruments such as forward contracts, currency options and interest rate swaps, caps and floors both for investment purposes and to seek to hedge against fluctuations in the relative values of each Fund’s portfolio positions as a result of changes in currency exchange rates and market interest rates. Hedging against a decline in the value of a portfolio position does not eliminate fluctuations in the values of portfolio positions or prevent losses if the values of such positions decline, but establishes other positions taken to seek to gain from those same developments, thus seeking to moderate the decline in the

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portfolio positions’ value. Such hedging transactions also limit the opportunity for gain if the value of the portfolio position should increase. Moreover, it may not be possible for a Fund to hedge against an exchange rate or interest rate fluctuation that is so generally anticipated because the Fund is not able to enter into a hedging transaction at a price sufficient to protect the Fund from the decline in value of the portfolio position anticipated as a result of such a fluctuation.

The success of a Fund’s hedging transactions will be subject to the Adviser’s ability to correctly predict movements in the direction of currency and interest rates. Therefore, while a Fund may enter into such transactions to seek to reduce currency exchange rate and interest rate risks, unanticipated changes in currency or interest rates may result in a poorer overall performance for the Fund than if it had not engaged in any such hedging transaction. In addition, the degree of correlation between price movements of the instruments used in a hedging strategy and price movements in the portfolio position being hedged may vary. Moreover, for a variety of reasons, the Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent a Fund from achieving the intended hedge and expose the Fund to risk of loss.

Illiquid Securities

Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on a Fund’s books. Illiquid securities include demand instruments with demand notice periods exceeding seven days, securities for which there is no active secondary market, and repurchase agreements with maturities of over seven days in length. The Funds may invest in securities that are neither listed on a stock exchange nor traded over the counter, including privately placed securities.  Investing in such unlisted emerging country equity securities, including investments in new and early stage companies, may involve a high degree of business and financial risk that can result in substantial losses.  As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities.  Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund, or less than what may be considered the fair value of such securities.  Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration.

In addition, the Funds believe that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities and other similar situations (collectively, ‘‘special situations’’) could enhance the Funds’ capital appreciation potential.  To the extent these investments are deemed illiquid, the Funds’ investment in them will be consistent with their 15% restriction on investment in illiquid securities.  Investments in special situations and certain other instruments may be liquid, as determined by the Adviser based on criteria approved by the Board of Trustees.

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Initial Public Offerings (“IPOs”)

Due to the typically small size of the IPO allocation available to the Funds and the nature and market capitalization of the companies involved in IPOs, Turner will often purchase IPO shares that would qualify as a permissible investment for a Fund but will, instead, decide to allocate those IPO purchases to other funds advised by Turner.  Because IPO shares frequently are volatile in price, the Funds may hold IPO shares for a very short period of time.  This may increase the turnover of a Fund’s portfolio and may lead to increased expenses to a Fund, such as commissions and transaction costs.  By selling shares, a Fund may realize taxable capital gains that it will subsequently distribute to shareholders.

Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies.  Companies involved in IPOs generally have limited operating histories, and their prospects for future profitability are uncertain.  These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions.  They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital.  They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals.  Investors in IPOs can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.  Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

Investment Company Shares

Each Fund may invest in shares of other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted by applicable law and subject to certain restrictions.  These investment companies typically incur fees that are separate from those fees incurred directly by the Fund.  A Fund’s purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Fund expenses.  Under applicable regulations, unless an exception is available, a Fund generally is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Fund owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Fund’s total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.  See also “Investment Limitations.”

ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market.  In general, ETFs seek to track a specified securities index or a basket of securities that an “index provider” selects as representative of a market, market segment or industry sector.  An ETF portfolio generally holds the same stocks or bonds as the index it tracks or it may hold a representative sample of such securities.  Thus, an ETF is designed so that its performance will correspond closely with that of

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the index it tracks.  As a shareholder in an ETF, a Fund will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

The Funds are subject to risks associated with investments in ETFs.  An investment in an ETF generally presents the same primary risks as an investment in a conventional open-end fund that has the same investment objectives, strategies, and policies. Additionally, the risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile.

Leveraging

Within the limitations, including those related to borrowing, noted in this SAI and subject to applicable law, the Funds may engage in leveraging.  Leveraging a Fund creates an opportunity for increased net income, but, at the same time, creates special risk considerations.  For example, leveraging may exaggerate changes in the net asset value of a Fund’s shares and in the yield on the Fund’s portfolio.  Although the principal of such borrowings will be fixed, a Fund’s assets may change in value during the time the borrowing is outstanding.  Leveraging creates interest expenses for a Fund which could exceed the income from the assets borrowed.  To the extent the income derived from securities purchased with borrowed funds exceeds the interest that a Fund will have to pay, the Fund’s net income will be greater than if leveraging were not used.  Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Fund will be less than if leveraging were not used, and therefore the amount available for distribution to stockholders as dividends will be reduced.  Because the Securities and Exchange Commission (the “SEC”) staff believes both reverse repurchase agreements and dollar roll transactions are collateralized borrowings, the SEC staff believes that they create leverage, which is a speculative factor.  The requirement that such transactions be fully collateralized by assets segregated by the Funds’ Custodian imposes a practical limit on the leverage these transactions create.

Lower Rated Securities

The Funds may invest in lower rated bonds commonly referred to as “junk bonds” or high yield/high risk securities. Lower-rated securities are defined as securities rated below the fourth highest rating category by a NRSRO. Such obligations are speculative and may be in default.  There may be no bottom limit on the ratings of high yield securities that may be purchased or held by a Fund. Lower-rated or unrated (i.e., high-yield) securities are more likely to react to developments affecting issuers than are more highly rated securities, which primarily react to movements in the general level of interest rates.  The market values of fixed income securities tend to vary inversely with the level of interest rates.  Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but the market’s perception of credit quality and the outlook for economic growth.  When economic conditions appear to be deteriorating, medium to lower-rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates.

Adverse economic developments can disrupt the market for high-yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations

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or to repay their obligations upon maturity which may lead to a higher incidence of default on such securities.  In addition, the secondary market for high-yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities.  As a result, the Adviser could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded.  Furthermore the Trust may experience difficulty in valuing certain securities at certain times.  Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating each Fund’s net asset value.

Lower-rated or unrated debt obligations also present risks based on payment expectations.  If an issuer calls the obligations for redemption, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors.  If the Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund’s investment portfolio and increasing the exposure of the Fund to the risks of high-yield securities.

Growth of High Yield, High Risk Bond Market:  The widespread expansion of government, consumer and corporate debt within the U.S. economy has made the corporate sector more vulnerable to economic downturns or increased interest rates.  Further, an economic downturn could severely disrupt the market for lower rated bonds and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest.  The market for lower rated securities may be less active, causing market price volatility and limited liquidity in the secondary market.  This may limit the Fund’s ability to sell such securities at their market value. In addition, the market for these securities may be adversely affected by legislative and regulatory developments. Credit quality in the junk bond market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks imposed by a particular security.

Sensitivity to Interest Rate and Economic Changes:  Lower rated bonds are very sensitive to adverse economic changes and corporate developments.  During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing.  If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, a Fund may incur losses or expenses in seeking recovery of amounts owed to it.  In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high yield, high risk bonds and a Fund’s net asset value.

Payment Expectations:  High yield, high risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, a Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high yield, high risk bond’s value will decrease in a rising interest rate market, as will the value of a Fund’s assets attributable to such bonds.  If a Fund experiences significant unexpected net redemptions, this may force it to sell high yield, high risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing a Fund’s rate of return.

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Taxes:  A Fund may purchase debt securities (such as zero coupon or pay in kind securities) that contain original issue discount.  Original issue discount that accrues in a taxable year is treated as earned by a Fund and therefore is subject to the distribution requirements of the tax code even though the Fund has not received any interest payments on such obligations during that period.  Because the original issue discount earned by the Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of other securities and use the proceeds to make distributions to shareholders.

Money Market Instruments

Money market securities are high-quality, dollar-denominated, short-term debt instruments.  They consist of: (i) bankers’ acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks and U.S. branches of foreign banks; (ii) U.S. Treasury obligations and obligations issued or guaranteed by the agencies and instrumentalities of the U.S. government; (iii) high-quality commercial paper issued by U.S. and foreign corporations; (iv) debt obligations with a maturity of one year or less issued by corporations with outstanding high-quality commercial paper ratings; and (v) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.

Mortgage-Backed Securities

Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security.  The mortgages backing these securities include conventional fifteen- and thirty-year fixed rate mortgages, graduated payment mortgages, adjustable rate mortgages, and balloon mortgages.  During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate.  Prepayment of mortgages that underlie securities purchased at a premium often results in capital losses, while prepayment of mortgages purchased at a discount often results in capital gains.  Because of these unpredictable prepayment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue.

Government Pass-Through Securities:  These are securities that are issued or guaranteed by a U.S. government agency representing an interest in a pool of mortgage loans.  The primary issuers or guarantors of these mortgage-backed securities are the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”).  Fannie Mae and Freddie Mac obligations are not backed by the full faith and credit of the U.S. government as GNMA certificates are, but Fannie Mae and Freddie Mac securities are supported by the instrumentalities’ right to borrow from the U.S. Treasury.  GNMA, Fannie Mae and Freddie Mac each guarantee timely distributions of interest to certificate holders.  GNMA and Fannie Mae also each guarantee timely distributions of scheduled principal.

Private Pass-Through Securities:  These are mortgage-backed securities issued by a non-governmental entity, such as a trust.  While they are generally structured with one or more types

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of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

CMOs:  CMOs are debt obligations of multiclass pass-through certificates issued by agencies or instrumentalities of the U.S. government or by private originators or investors in mortgage loans.  In a CMO, a series of bonds or certificates are usually issued in multiple classes.  Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a series of a CMO in a variety of ways.  Each class of a CMO is issued with a specific fixed or floating coupon rate and has a stated maturity or final distribution date.

REMICs:  A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended (the “Code”), and invests in certain mortgages principally secured by interests in real property.  Guaranteed REMIC pass-through certificates (“REMIC Certificates”) issued by Fannie Mae or Freddie Mac represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, Freddie Mac or GNMA-guaranteed mortgage pass-through certificates.

Stripped Mortgage-Backed Securities (“SMBs”):  SMBs are usually structured with two classes that receive specified proportions of the monthly interest and principal payments from a pool of mortgage securities.  One class may receive all of the interest payments, while the other class may receive all of the principal payments.  SMBs are extremely sensitive to changes in interest rates because of the impact thereon of prepayment of principal on the underlying mortgage securities.  The market for SMBs is not as fully developed as other markets; SMBs therefore may be illiquid.

Obligations of Supranational Entities

Obligations of supranational entities are obligations of entities established through the joint participation of several governments, such as the Asian Development Bank, the Inter-American Development Bank, International Bank of Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank and the Nordic Investment Bank.

Options

A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an “opening transaction.” In order to close out an option position, a Fund may enter into a “closing transaction,” which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened.  If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

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A Fund may purchase put and call options to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future.  A Fund will pay a premium when purchasing put and call options.  If price movements in the underlying securities are such that exercise of the options would not be profitable for a Fund, loss of the premium paid may be offset by an increase in the value of the Fund’s securities or by a decrease in the cost of acquisition of securities by the Fund.

A Fund may write covered call options as a means of increasing the yield on its portfolio and as a means of providing limited protection against decreases in its market value.  When a Fund sells an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option.  When a call option written by a Fund is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price.  When a put option written by a Fund is exercised, the Fund will be required to purchase the underlying securities at the strike price, which may be in excess of the market value of such securities.

A Fund may purchase and write options, without limitation, on an exchange or over-the-counter.  Over-the-counter options (“OTC options”) differ from exchange-traded options in several respects.  They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer.  OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options.  Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker.  It is the position of the SEC that OTC options are generally illiquid.

A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets), without limitation, to manage its exposure to exchange rates.  Call options on foreign currency written by a Fund will be “covered,” which means that the Fund will own an equal amount of the underlying foreign currency.  With respect to put options on foreign currency written by a Fund, the Fund will establish a segregated account with its Custodian consisting of cash or liquid, high grade debt securities in an amount equal to the amount the Fund would be required to pay upon exercise of the put.

A Fund may purchase and write put and call options on indices and enter into related closing transactions.  Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option.  This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number.  Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.  A Fund may choose to terminate an option position by entering into a closing transaction.  The ability of a Fund to enter

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into closing transactions depends upon the existence of a liquid secondary market for such transactions.

Each Fund will not engage in transactions involving interest rate futures contracts for speculation but only as a hedge against changes in the market values of debt securities held or intended to be purchased by the Fund and where the transactions are appropriate to reduce the Fund’s interest rate risks.  There can be no assurance that hedging transactions will be successful.  A Fund also could be exposed to risks if it cannot close out its futures or options positions because of any illiquid secondary market.

Futures and options have effective durations that, in general, are closely related to the effective duration of the securities that underlie them.  Holding purchased futures or call option positions (backed by segregated cash or other liquid securities) will lengthen the duration of a Fund’s portfolio.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

Portfolio Turnover

An annual portfolio turnover rate in excess of 100% may result from the Adviser’s investment strategies.  Portfolio turnover rates in excess of 100% may result in higher transaction costs, including increased brokerage commissions, and higher levels of taxable capital gain.  Please refer to the table under the section “Portfolio Transactions” for each Fund’s portfolio turnover rate.

Receipts

Receipts are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal.  This discount is accreted over the life of the security, and such accretion will constitute the income earned on a security for both accounting and tax purposes.  Because of these features, such securities may be subject to greater interest rate volatility than interest paying investments.

REITS

The Funds may invest in REITs, which pool investors’ money for investment in income producing commercial real estate or real estate related loans or interests.

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A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year.  Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs.  Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales.  Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments.  Hybrid REITs combine the characteristics of both Equity and Mortgage REITs.  A shareholder in a Fund should realize that by investing in REITs indirectly through the Fund, he or she will bear not only his or her proportionate share of the expenses of the Fund, but also indirectly, similar expenses of underlying REITs.

A Fund may be subject to certain risks associated with the direct investments of the REITs.  REITs may be affected by changes in their underlying properties and by defaults by borrowers or tenants.  Mortgage REITs may be affected by the quality of the credit extended.  Furthermore, REITs are dependent on specialized management skills.  Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.  REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations.

In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the Investment Company Act of 1940, as amended (“1940 Act”).

Repurchase Agreements

Repurchase agreements are agreements by which a Fund obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or primary securities dealer as recognized by the Federal Reserve Bank) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase.  The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security.  A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Repurchase agreements are considered to be loans by a Fund for purposes of its investment limitations.  The repurchase agreements entered into by a Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (Turner monitors compliance with this requirement).  Under all repurchase agreements entered into by a Fund, the Funds’ Custodian or its agent must take possession of the underlying collateral.  However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale, including accrued interest, are less than the resale price provided in the agreement including interest.  In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling

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the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and is required to return the underlying security to the seller’s estate.  The Funds will not invest more than 15% of their total assets in repurchase agreements.

Reverse Dollar Roll Transactions

Each Fund may enter into reverse dollar roll transactions, which involve a purchase by a Fund of an eligible security from a financial institution concurrently with an agreement by the Fund to resell a similar security to the institution at a later date at an agreed-upon price.  Reverse dollar roll transactions are fully collateralized in a manner similar to loans of the Fund’s portfolio securities.

Reverse Repurchase Agreement and Dollar Roll Transactions

A reverse repurchase agreement involves a sale by a Fund of securities that it holds to a bank, broker-dealer or other financial institution concurrently with an agreement by the Fund to repurchase the same securities at an agreed-upon price and date.  A dollar roll transaction involves a sale by a Fund of an eligible security to a financial institution concurrently with an agreement by the Fund to repurchase a similar eligible security from the institution at a later date at an agreed-upon price.  Each Fund will fully collateralize its reverse repurchase agreements and dollar roll transactions in an amount at least equal to the Fund’s obligations under the reverse repurchase agreement or dollar roll transaction by cash or other liquid securities that the Fund’s Custodian segregates from other Fund assets.  The Funds will not invest more than 15% of their total assets in reverse repurchase agreements.

Rule 144A Securities

Rule 144A securities are securities exempt from registration on resale pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”).  Rule 144A securities are traded in the institutional market pursuant to this registration exemption, and, as a result, may not be as liquid as exchange-traded securities since they may be resold only to certain qualified institutional investors.  Due to the relatively limited size of this institutional market, these securities may affect the Fund’s liquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities.  Nevertheless, Rule 144A securities may be treated as liquid securities pursuant to guidelines adopted by the Trust’s Board of Trustees.

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Securities Lending

In order to generate additional income, a Fund may lend its securities pursuant to one or more securities lending agreements (each a “Lending Agreement”).  Unless otherwise agreed, security loans made pursuant to a Lending Agreement are required at all times to be continuously secured by collateral consisting of cash, securities of the U.S. government or its agencies or other liquid securities equal to at least 100% of the market value of the loaned securities. Collateral is marked to market daily.  The Funds receive an annual fee for their participation in a Lending Agreement, and cash collateral received may be invested pursuant to terms approved by the Trust’s Board of Trustees (including, among other things, into money market funds).  All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses.  Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund’s ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

A Fund will not have the right to vote any securities having voting rights during the existence of the loan, but a Fund may call the loan in anticipation of an important vote to be taken by the holders of the securities or the giving or withholding of their consent on a material matter affecting the investment.  Turner will generally not vote nor seek to recall for voting shares on loan in connection with the Trust’s securities lending program, unless it determined that a particular vote was especially significant. Seeking to recall securities in this limited circumstance may nevertheless be unsuccessful because of operational difficulties relating to custody of the security in question that are beyond Turner’s control.

It is the Funds’ policy that the value of the securities loaned would not exceed one-third of the value of the total assets of a Fund (including the loan collateral).

Short Sales

A security is sold short when a Fund sells a security it does not own. To sell a security short, a Fund must borrow the security from a broker to deliver it to the buyer. A Fund is then obligated to replace the security borrowed by purchasing it at the market price at, or before, the time of replacement. This price may or may not be less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender any dividends or interests accruing during the period of the loan. In order to borrow the security, a Fund may also have to pay a fee which would increase the cost of the security sold. The proceeds of the short sale may be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which a Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those two dates. The amount of any gain will be decreased and the amount of any loss will be increased by any interest, premium and transaction charges or other costs a Fund may be required to pay in connection with the short

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sale. Whether a Fund will be successful in utilizing a short sale will depend, in part, on Turner’s ability to correctly predict whether the price of a security it borrows to sell short will decrease.

A Fund is required to maintain a segregated account of cash, cash equivalents or other appropriate liquid marketable securities with its Custodian in at least an amount equal to the current market value of the securities sold short (less any additional collateral held by the broker) until a Fund replaces a borrowed security. Depending on arrangements made with the broker or Custodian, a Fund may not receive any payments (including interest) on the deposits made with the broker or Custodian. Because of this asset segregation requirement, a Fund may be required to liquidate other portfolio securities that it otherwise might not have sold in order to meet its obligations, such as paying for redemption of Fund shares.  In the alternative, a Fund could cover its short positions by purchasing the security sold short in accordance with positions taken by the staff of the SEC.

There is no guarantee that a Fund will be able to close out a short position at any particular time or at an acceptable price. In short sale transactions, a Fund’s gain is limited to the price at which it sold the security short; its loss is limited only by the maximum price it must pay to acquire the security less the price at which the security was sold. In theory, losses from short sales may be unlimited. Short selling may also produce higher than normal portfolio turnover and result in increased transaction costs to a Fund. In addition, the use of short sales may result in a Fund realizing more short-term capital gains than it would if a Fund did not engage in short sales.

The use of short sales is a primary investment technique of each Fund.  The Funds anticipate that the frequency of short sales will vary substantially in different periods.  However, no securities will be sold short unless, after effect is given to any such short sale, applicable asset coverage requirements under the 1940 Act and the SEC guidance thereunder, have been met.

Short Sales against the Box

A short sale is “against the box” if at all times during which the short position is open, a Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short.  A short sale against the box is a taxable transaction to the Fund with respect to the securities that are sold short.

Sovereign Debt

The cost of servicing sovereign debt will also generally be adversely affected by rising international interest rates, because many external debt obligations bear interest at rates that are adjusted based upon international interest rates.  The ability to service external debt will also depend on the level of the relevant government’s international currency reserves and its access to foreign exchange.  Currency devaluations may affect the ability of a sovereign obligor to obtain sufficient foreign exchange to service its external debt.

As a result of the foregoing or other factors, a governmental obligor may default on its obligations.  If such an event occurs, a Fund may have limited legal recourse against the issuer

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and/or guarantor.  Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country.  In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign sovereign debt obligations in the event of default under their commercial bank loan agreements.

Structured Derivatives

The Funds may seek to use customized derivative instruments sold by brokers and other financial institutions. “Structured” derivatives may permit the Adviser to create asymmetric performance profiles for certain of a Fund’s investments, i.e., such as in the case of a long option, where an equal movement in the market price of an underlying investment instrument may not result in an equal increase or decrease in the value of the investment.

Telecommunications Securities

The economic prospects of telecommunications companies can dramatically fluctuate due to regulatory and competitive environment changes around the world.  Most products or services provided by telecommunications companies require substantial investment and are subject to competitive obsolescence.  Telecommunications companies are particularly subject to political and currency risks.  Changes in governmental policies, such as telephone and cable regulations, and the need for regulatory approvals may have an adverse effect on the products, services and securities of telecommunications companies. Some telecommunications companies may not have an established history of revenue or earnings at the time of purchase.  As a result, dividend income, if any, is likely to be incidental.

Trading in Commodity Interests, Options and Swap Agreements

The Funds may buy and sell financial futures contracts, foreign currency futures contracts, stock index futures contracts, and bond index futures contracts. A financial futures contract is an agreement between two parties to buy or sell a specified debt security at a set price on a future date. An index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period. A futures contract on a foreign currency is an agreement to buy or sell a specified amount of a currency for a set price on a future date.

When a Fund enters into a futures contract, it must make an initial deposit, known as “initial margin,” as a partial guarantee of its performance under the contract. As the value of the security, index or currency fluctuates, either party to the contract is required to make additional margin payments, known as “variation margin,” to cover any additional obligation it may have under the contract.

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U.S. Government Agency Obligations

Certain federal agencies, such as the GNMA, have been established as instrumentalities of the U.S. Government to supervise and finance certain types of activities.  Issues of these agencies, while not direct obligations of the U.S. Government, are either backed by the full faith and credit of the United States (e.g., GNMA securities) or supported by the issuing agencies’ right to borrow from the Treasury.  The issues of other agencies are supported by the credit of the instrumentality (e.g., Fannie Mae securities).

There is the risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.  Although the issuers of many U.S. Government agency obligations purchased by a Fund, such as Fannie Mae, Freddie Mac and Federal Home Loan Banks, may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States.  The maximum potential liability of the issuers of some U.S. Government agency obligations held by a Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury.  It is possible that these issuers will not have the funds to meet their payment obligations in the future.

In September 2008, the U.S. Treasury Department and the Federal Housing Finance Agency (“FHFA”) announced that Fannie Mae and Freddie Mac would be placed in conservatorship under the FHFA.  The long-term effect that this conservatorship will have on Fannie Mae and Freddie Mac’s debt and equity and on securities guaranteed by Fannie Mae and Freddie Mac is unclear.

U.S. Government Securities

U.S. government securities are bills, notes and bonds issued by the U.S. government and backed by the full faith and credit of the United States.

U.S. Treasury Obligations

U.S. Treasury Obligations are bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as separately traded registered interest and principal securities (“STRIPS”) and coupons under book entry safekeeping (“CUBES”).

Variable and Floating Rate Instruments

Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature.  Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices.  The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes.  There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates.  A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

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Warrants and Rights

Each Fund may invest in warrants and rights. Warrants are instruments giving holders the right, but not the obligation, to buy equity or fixed income securities of a company at a specific price during a specific period of time. Rights are similar to warrants, but normally have a shorter duration and are offered or distributed to shareholders of a company. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle the holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than certain other types of equity-like securities. In addition, the values of warrants and rights do not necessarily change with the values of the underlying securities, and these instruments cease to have value if they are not exercised prior to their expiration dates.

When-Issued and Delayed Delivery Securities

When-issued or delayed delivery securities are subject to market fluctuations due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed.  Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its investment portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.

Zero Coupon Securities

Zero coupon obligations are debt securities that do not bear any interest, but instead are issued at a deep discount from par.  The value of a zero coupon obligation increases over time to reflect the interest accredited.  Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at par and pay interest periodically.

Special Note Regarding Market Events

Events in the financial sector in recent years have resulted in reduced liquidity in credit and fixed income markets and in an unusually high degree of volatility in the financial markets, both domestically and internationally.  While entire markets have been impacted, issuers that have exposure to the real estate, mortgage and credit markets have been particularly affected.  These events and the potential for continuing market turbulence may have an  adverse effect on the Funds’ investments.  It is uncertain how long these conditions will continue.

The instability in the financial markets has led the U.S. government to take a number of unprecedented actions designed to support certain financial institutions and certain segments of the financial markets.  Federal, state and foreign governments, regulatory agencies, and self-regulatory organizations may take actions that affect the regulation of the instruments in which a

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Fund invests, or the issuers of such instruments, in ways that are unforeseeable.  Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions.  The implications of government ownership and disposition of these assets are unclear, and such ownership or disposition may have positive or negative effects on the liquidity, valuation and performance of the Funds’ holdings.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust’s Board has adopted policies and procedures concerning the disclosure of the portfolio holdings of the Funds.  The policies and procedures provide that the Trust and its service providers will disclose information concerning securities held in the Trust’s portfolios only under the following circumstances:  (i) fifteen business days after the end of each calendar month, the Trust’s administrator will post the securities held by each of the Trust’s portfolios on the Trust’s website; (ii) the Trust or a service provider may disclose the Trust’s portfolio securities holdings to selected third parties when the Trust has a legitimate business purpose for doing so; and (iii) as required by the federal securities laws, including the 1940 Act, the Trust shall disclose its portfolio holdings in its applicable regulatory filings, including shareholder reports, reports on Forms N-CSR and N-Q or such other filings, reports or disclosure documents as the applicable regulatory authorities may require.  Examples of legitimate business purposes under which disclosure of the Trust’s portfolio securities may be appropriate include, but are not limited to:  disclosure for due diligence purposes to an investment adviser that is in merger or acquisition talks with the Trust’s investment advisers; disclosure to a newly hired investment adviser or sub-adviser prior to its commencing its duties; disclosure to third party service providers of auditing, custody, proxy voting and other services to the Trust; or disclosure to a rating or ranking organization.

Service providers who receive portfolio holdings information on a daily/real time basis include RiskMetrics Group, FactSet Research Systems Inc., Investment Technology Group, Inc., Interactive Data Corporation, Bloomberg L.P., Thompson Reuters, MSCI Barra, Wilshire Associates, Turner Investments, L.P., Citi Fund Services Ohio, Inc., J.P. Morgan Clearing Corp., Morgan Stanley & Co. LLC, Drinker Biddle & Reath LLP and Citibank, N.A.  Prior to the disclosure of the Trust’s portfolio holdings to a selected third party for a legitimate business purpose, such third party shall be required to execute a confidentiality agreement and shall not trade on such information.  Turner Investments, L.P., Citi Fund Services Ohio, Inc., Citibank, N.A, and Drinker Biddle & Reath LLP are subject to confidentiality provisions.  Neither the Trust, a service provider nor any of their affiliated persons (as that term is defined in the 1940 Act) shall receive compensation in any form, whether in cash or otherwise, in connection with the disclosure of information about the Trust’s portfolio securities.

With respect to the monthly disclosure of portfolio holdings on the Trust’s website, the Trust’s sub-administrator has been delegated the authority to prepare and post to the Trust’s website its portfolio holdings and is also responsible for portfolio holdings disclosure to third party service providers of auditing, custody, proxy voting and other services to the Trust, or disclosure to a rating or ranking organization.  With respect to any other disclosure of the Trust’s portfolio

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holdings, the Trust’s President, or Turner’s President, will be authorized to disclose such information.

In order to ensure that the disclosure of the Trust’s portfolio securities is in the best interests of the Trust’s shareholders and to avoid any potential or actual conflicts of interest with the Trust’s service providers, or any affiliated person (as that term is defined in the 1940 Act) of such entities, the disclosure of any of the Trust’s portfolio securities for legitimate business purposes must be approved by the Trust’s Board of Trustees in advance of such disclosure.  This requirement will not apply to the disclosure of the Trust’s portfolio securities to the Trust’s existing service providers of auditing, custody, proxy voting and other services to the Trust in connection with the provision of their services to the Trust, or as otherwise provided in the policies and procedures.

The Board will receive quarterly reports from the service providers stating whether disclosures were made concerning the Trust’s portfolio holdings in contravention of the policies and procedures during the previous quarter, and if so, such report must describe to whom and under what circumstance such disclosures were made.

INVESTMENT LIMITATIONS

Fundamental Policies

The following investment limitations are fundamental policies of each Fund which cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund’s outstanding shares.  The term “majority of the outstanding shares” means the vote of (i) 67% or more of a Fund’s shares present at a meeting, if more than 50% of the outstanding shares of a Fund are present or represented by proxy, or (ii) more than 50% of a Fund’s outstanding shares, whichever is less.

No Fund may:

1.                                      With respect to 75% of the Fund’s assets: (i) purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

2.                                      Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities.  This limitation does not apply to the Medical Sciences Long/Short Fund.  The Medical Sciences Long/Short Fund invests 25% or more of its total assets in securities of issuers conducting their principal business activities in the same medical sciences sector.  To that extent, the Medical Sciences Long/Short Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that sector

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in greater proportion than funds that are more diversified.  A description of the sector in which the Medical Sciences Long/Short Fund concentrates its investments can be found in the “Investment Policies” section beginning on page 2.

3.                                      Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowings.  Asset coverage of at least 300% is required for all borrowings, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets.  Each Fund will not purchase securities while its borrowings exceed 5% of its total assets.

4.                                      Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that each Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

5.                                      Purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including REITs), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

6.                                      Issue senior securities as defined in the 1940 Act except as permitted by rule, regulation or order of the SEC.

7.                                      Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

8.                                      Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

The foregoing percentages (except with respect to the limitation on borrowing) will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs immediately after or as a result of a purchase of such security.  With respect to the restriction under number 6 above, the Funds may borrow money from banks as permitted under the 1940 Act.

No other policy, including the investment objective of each Fund, is a fundamental policy of a Fund and, except as otherwise stated in the Prospectus or this SAI, may be changed by the Board of Trustees without the approval of shareholders.

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Non Fundamental Policies

The following investment limitations are non-fundamental policies of each Fund and may be changed with respect to a Fund by the Board of Trustees without shareholder approval.

No Fund may:

1.                                      Invest in companies for the purpose of exercising control.

2.                                      Invest its assets in securities of any investment company, except as permitted by the 1940 Act.

3.                                      Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.  The 15% limitation on investments in illiquid securities applies both at the time of initial purchase and while the Fund holds such securities.  In such case, the Adviser will take all necessary action to cause the Fund to maintain adequate liquidity.

4.                                      Enter into futures contracts and options on futures contracts, except as permitted by guidelines in this SAI.

In addition, each Fund will invest no more than 5% of its net assets in each of the following: unregistered securities and futures contracts.  Unregistered securities sold in reliance on the exemption from registration in Section 4(2) of the 1933 Act and securities exempt from registration on re-sale pursuant to Rule 144A of the 1933 Act may be treated as liquid securities under procedures adopted by the Board of Trustees.

THE ADVISER

Turner Investments, L.P., 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312, is a professional investment management firm founded in March, 1990.  Turner is an SEC-registered investment adviser.  Robert E. Turner is the Chairman and controlling shareholder of Turner.

As of December 31, 2012, Turner and its subsidiaries had assets under management of approximately $10.7 billion.  Turner has provided investment advisory services to investment companies since 1992.

Turner serves as the investment adviser for the Funds under an investment advisory agreement (the “Advisory Agreement”).  Under the Advisory Agreement, Turner makes the investment decisions for the assets of the Funds and continuously reviews, supervises and administers the Funds’ investment program, subject to the supervision of, and policies established by, the Trustees of the Trust.

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The Advisory Agreement provides that Turner shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of a Fund (including amounts payable to Turner but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds the expense on investment companies by any applicable statute or regulatory authority of any jurisdiction in which shares of the Fund are qualified for offer and sale, Turner will bear the amount of such excess.  Turner will not be required to bear expenses of a Fund to an extent that would result in the Fund’s inability to qualify as a regulated investment company under provisions of the Code.

The continuance of an Advisory Agreement as to each Fund after the first two years must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as that term is defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval.  The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Fund, by a majority of the outstanding shares of the Fund, on not less than 30 days’ nor more than 60 days’ written notice to the Adviser, or by the Adviser without penalty on 90 days’ written notice to the Trust.

Under the Advisory Agreement, Turner is entitled to be paid fees computed daily and paid monthly, at the annual rate (as a percentage of each Fund’s average daily net assets) of:

Turner Market Neutral Fund	1.50%
Turner Medical Sciences Long/Short Fund	1.50%
Turner Spectrum Fund	1.50%
Turner Titan Fund	1.50%

For the fiscal years ended September 30, 2010, 2011 and 2012, the Funds paid the following advisory fees and waived/reimbursed the following expenses.

	Advisory Fees Paid (after waivers)			Advisory Fees Waived and Expenses Reimbursed
	2010	2011	2012	2010	2011	2012
Spectrum Fund	$595,743	$3,884,701	$9,265,932	$1,003,931	$2,215,885	$3,978,114
Market Neutral Fund(1)	—	$0	$348,986	—	$72,410	$252,980
Medical Sciences Long/Short Fund(1)	—	$124,004	$914,568	—	$146,439	$151,412

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	Advisory Fees Paid (after waivers)			Advisory Fees Waived and Expenses Reimbursed
	2010	2011	2012	2010	2011	2012
Titan Fund(1)	—	$0	$228,554	—	$77,291	$109,739

(1)                                 The Market Neutral Fund, Medical Sciences Long/Short Fund and Titan Fund each commenced operations on February 7, 2011.

Board Considerations in Approving the Advisory Agreement.  Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the Advisory Agreement for existing funds for the upcoming year.  In preparation for the meeting, the Board requests and reviews a wide variety of information from Turner.  The Trustees use this information, as well as information that other Fund service providers may submit to the Board, to help them decide whether to renew the Advisory Agreement for another year.  A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory contract for the Funds is available in the Funds’ semiannual report for the period ended March 31, 2012.

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Portfolio Managers — Other Accounts Managed by the Portfolio Managers

The following information is as of September 30, 2012 (unless otherwise indicated):

Turner Market Neutral Fund

	(a)(2) Number of other accounts managed within each category and the total assets in the accounts managed within each category			(a)(3) For each category in (a)(2) number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	(A)	(B) Other		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
(a)(1) Portfolio Manager’s Name (as listed in the Prospectus)	Registered Investment Companies	Pooled Investment Vehicles	(C) Other Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Matthew D. Glaser	4 Accounts	2 Accounts	0 Accounts
(Lead Manager)	$164 million	$2 million	$0	0 Accounts	$0	2 Accounts	$2 million	0 Accounts	$0

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Turner Medical Sciences Long/Short Fund

	(a)(2) Number of other accounts managed within each category and the total assets in the accounts managed within each category			(a)(3) For each category in (a)(2) number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	(A)	(B) Other		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
(a)(1) Portfolio Manager’s Name (as listed in the Prospectus)	Registered Investment Companies	Pooled Investment Vehicles	(C) Other Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Vijay Shankaran	5 Accounts	3 Accounts	0 Accounts
(Lead Manager)	$168 million	$42 million	$0	0 Accounts	$0	3 Accounts	$42 million	1 Account	$20 million

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Turner Spectrum Fund

	(a)(2) Number of other accounts managed within each category and the total assets in the accounts managed within each category			(a)(3) For each category in (a)(2) number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	(A)	(B) Other		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
(a)(1) Portfolio Manager’s Name (as listed in the Prospectus)	Registered Investment Companies	Pooled Investment Vehicles	(C) Other Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Matthew Glaser (Lead Manager, Market Neutral Strategy)	4 Accounts $80 million	2 Accounts $2 million	0 Accounts $0	0 Accounts	$0	2 Accounts	$2 million	0 Accounts	$0

Christopher E. Baggini (Lead Manager, Titan Strategy)	6 Accounts $274 million	1 Account $1 million	0 Accounts $0	0 Accounts	$0	1 Account	$1 million	0 Accounts	$0

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Turner Spectrum Fund

	(a)(2) Number of other accounts managed within each category and the total assets in the accounts managed within each category			(a)(3) For each category in (a)(2) number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	(A)	(B) Other		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
(a)(1) Portfolio Manager’s Name (as listed in the Prospectus)	Registered Investment Companies	Pooled Investment Vehicles	(C) Other Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Frank L. Sustersic	6 Accounts	1 Account	3 Accounts
(Lead Manager, Select Opportunities Strategy)	$366 million	$13 million	$137 million	0 Accounts	$0	1 Account	$13 million	0 Accounts	$0

Dave Honold	3 Accounts	1 Account	0 Accounts
(Lead Manager, Global Financial Services Strategy)	$28 million	$12 million	$0	0 Accounts	$0	1 Account	$12 million	0 Accounts	$0

Joshua B. Kohn	2 Accounts	1 Account	0 Accounts
(Co-Lead Manager, Global Resources and Infrastructure Strategy)	$18 million	$1 million	$0	0 Accounts	$0	1 Account	$1 million	0 Accounts	$0

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Turner Spectrum Fund

	(a)(2) Number of other accounts managed within each category and the total assets in the accounts managed within each category			(a)(3) For each category in (a)(2) number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	(A)	(B) Other		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
(a)(1) Portfolio Manager’s Name (as listed in the Prospectus)	Registered Investment Companies	Pooled Investment Vehicles	(C) Other Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Donald W. Smith	2 Accounts	2 Accounts	1 Account
(Co-Lead Manager, Global Resources and Infrastructure Strategy)	$18 million	$2 million	$80 million	0 Accounts	$0	2 Accounts	$2 million	0 Accounts	$0

Vijay Shankaran	5 Accounts	3 Accounts	1 Account
(Lead Manager, Global Medical Sciences Strategy)	$81 million	$42 million	$20 million	0 Accounts	$0	3 Accounts	$42 million	1 Account	$20 million

Jason D. Schrotberger	4 Accounts	6 Accounts	4 Accounts
(Lead Manager, Global Consumer Strategy)	$65 million	$49 million	$250 million	0 Accounts	$0	1 Account	$1 million	0 Accounts	$0

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Turner Titan Fund

	(a)(2) Number of other accounts managed within each category and the total assets in the accounts managed within each category			(a)(3) For each category in (a)(2) number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	(A)	(B) Other		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
(a)(1) Portfolio Manager’s Name (as listed in the Prospectus)	Registered Investment Companies	Pooled Investment Vehicles	(C) Other Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Christopher Baggini	6 Accounts	1 Account	0 Accounts
(Lead Manager)	$387 million	$1 million	$0	0 Accounts	$0	1 Account	$1 million	0 Accounts	$0

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Conflicts of Interest.  As is typical for many money managers, potential conflicts of interest may arise related to Turner’s management of accounts including the Funds where not all accounts are able to participate in a desired IPO, or other limited opportunity, relating to use of soft dollars and other brokerage practices, relating to the voting of proxies, relating to employee personal securities trading, relating to the side by side management of accounts with performance based fees and accounts with fixed fees, and relating to a variety of other circumstances. In all cases, however, Turner believes it has written policies and procedures in place reasonably designed to prevent violations of the federal securities laws and to prevent material conflicts of interest from arising. Please also see Turner’s Form ADV, Part II for a description of some of its policies and procedures in this regard.

Compensation.  Turner’s investment professionals receive a base salary commensurate with their level of experience. Turner’s goal is to maintain competitive base salaries through review of industry standards, market conditions, and salary surveys. Bonus compensation, which is a multiple of base salary, is computed annually based on the investment performance of the investment professional’s portfolio(s) and of  the sector and industry specialization securities assigned to them, scored relative to appropriate market benchmarks over one, three, five year and since inception time periods, as applicable. A portion of bonus compensation is also linked to certain long-short portfolio risk metrics as well as a subjective assessment by Turner’s Chief Investment Officer (“CIO”) based on peer feedback. In addition, each employee is eligible for equity ownership and equity owners of Turner share firm annual profits. All Portfolio Managers are equity owners of Turner. This compensation and ownership structure provides incentives that enable Turner to attract and retain high qualified employees, as each member of the firm has the opportunity to share directly in the accomplishments of the business.

The CIO is responsible for setting base salaries, bonus targets, and making all subjective judgments relating to Turner investment professionals’ compensation.  The CIO is also responsible for identifying investment professionals to be considered for equity ownership in the firm on at least an annual basis.

Portfolio Managers — Portfolio Manager’s Ownership of Securities in the Funds

The table below provides beneficial ownership of shares of the portfolio managers of the Funds as of September 30, 2012.  Please note that the table provides a dollar value of each portfolio manager’s holdings in each Fund (none, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000, $500,001-$1,000,000, over $1,000,000).

Name of Fund	Name of Portfolio Manager	Dollar Range of equity securities in the Fund beneficially owned by the Portfolio Manager
Spectrum Fund	Frank Sustersic Jason Schrotberger David Honold Vijay Shankaran Christopher Baggini Matthew Glaser Donald Smith Joshua B. Kohn	None $50,001-$100,000 None $50,001-$100,000 $1-$10,000 $100,001-$500,000 $10,001-$50,000 None

Market Neutral Fund	Matthew D. Glaser	$10,001-$50,000

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Medical Sciences Long/Short Fund	Vijay Shankaran	$100,001-$500,000

Titan Fund	Christopher Baggini	$500,001-$1,000,000

THE ADMINISTRATOR

The Trust and Turner (the “Administrator”) have entered into an administration agreement (the “Administration Agreement”).  The Administration Agreement provides that the Administrator shall perform or supervise the performance of other administrative services, such as regulatory or performance reporting, fund accounting and related accounting services, in connection with the operation of the Funds. The Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.  The Administration Agreement shall remain in effect for a period of two (2) years after its effective date and shall continue in effect for successive periods of one (1) year unless terminated by either party on not less than 90 days’ prior written notice to the other party.

Citi Fund Services Ohio, Inc. (“Citi” or the “Sub-Administrator”) serves as the Trust’s Sub-Administrator.  Citi has its principal business offices at 3435 Stelzer Road, Columbus, Ohio 43219.

For the fiscal year ended September 30, 2010, the Funds paid the following administrative fees listed under the 2010 heading (net of waivers) to their Administrator and previous sub-administrator, SEI Investments Global Funds Services.  For the fiscal years ended September 30, 2011 and 2012, the Funds paid the administrative fees listed under the 2011 and 2012 heading, respectively, to their Administrator and current Sub-Administrator, Citi.

	Administrator Fees Paid
	2010	2011	2012
Spectrum Fund	$150,708	$566,100	$1,256,312
Market Neutral Fund(1)	—	$5,041	$56,946
Medical Sciences Long/Short Fund(1)	—	$25,004	$101,145
Titan Fund(1)	—	$6,267	$32,102

(1)                                 The Market Neutral Fund, Medical Sciences Long/Short Fund and Titan Fund each commenced operations on February 7, 2011.

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SHAREHOLDER SERVICES

The Funds have adopted Shareholder Services Plans (the “Shareholder Services Plans”) that allow Class C Shares of the Funds to pay service fees to the Distributor (defined below) and other service providers (together, “Service Providers”).  Under the Shareholder Services Plans, Service Providers are entitled to receive aggregate fees, directly from the Fund and/or through the Distributor, for shareholder services not exceeding twenty-five basis points (0.25%) of each Fund’s average daily net assets attributable to Class C Shares that are subject to the arrangement in return for providing a broad range of shareholder services, including: (i) maintaining accounts relating to shareholders that invest in Shares; (ii) arranging for bank wires; (iii) responding to shareholder inquiries relating to the services performed by the Distributor and/or service providers; (iv) responding to inquiries from shareholders concerning their investment in the Trust; (v) assisting shareholders in changing dividend options, account designations and addresses; (vi) providing information periodically to shareholders showing their position in the Trust; (vii) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (viii) processing purchase, exchange and redemption requests from shareholders and placing orders with the Funds or their service providers; and (ix) processing dividend payments from the Funds on behalf of shareholders.  As of the date of this SAI, Class C Shares of all of the Funds pay 0.25% in shareholder servicing fees.  Because these fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of charges.

DISTRIBUTION

The Funds’ shares are offered on a continuous basis by Foreside Fund Services, LLC (the “Distributor”).  The Distributor has no obligation to sell any quantity of Fund shares.  The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by a Fund.  The Distributor may enter into arrangements with banks, broker-dealers and other financial intermediaries through which investors may purchase or redeem shares.  With respect to certain financial intermediaries and related fund “supermarket” platform arrangements, the Fund and/or the Adviser, rather than the Distributor, typically enter into such arrangements.  The Distributor’s principal place of business is Three Canal Plaza, Suite 100, Portland, Maine 04101.  The Distributor is not affiliated with the Adviser, the transfer agent or with Citi or their affiliates. The distribution agreement between the Trust and the Distributor (“Distribution Agreement”) shall remain in effect for a period of two years after the effective date of the agreement and is renewable annually after the initial two year period.  The Distribution Agreement may be terminated by: (i) the Distributor or a majority vote of the Trustees who are not interested persons (as that term is defined in the 1940 Act) and have no financial interest in the Distribution Agreement upon not less than 60 days’ prior written notice by either party, without penalty; or (ii) upon its assignment.

The Funds have adopted a Distribution Plan for Class C Shares (the “Distribution Plan” and, together with the Shareholder Services Plan, the “Plans”) under which firms, including the Distributor, that provide distribution services may receive compensation.  Under the Distribution Plan, the Distributor may provide those services itself, or may enter into arrangements under which third parties provide such services and are compensated by the Distributor.  The

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Distributor may pay any or all amounts received under the Rule 12b-1 Plan to other persons, including the Adviser or its affiliates, for any distribution activity.

In addition, the Funds may enter into such arrangements directly.  Under the Distribution Plan, which was adopted pursuant to Rule 12b-1 under the 1940 Act, the Distributor is entitled to receive aggregate fees for distribution services not exceeding seventy-five basis points (0.75%) of each Fund’s average daily net assets attributable to Class C Shares that are subject to the arrangement in return for providing a broad range of distribution services, including: (i) compensation for its services in connection with distribution assistance; or (ii) a source of payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers and mutual fund supermarkets as compensation for services or reimbursement of expenses incurred in connection with distribution assistance.  As of the date of this Prospectus, Class C Shares of all of the Funds pay the Distributor 0.75% in distribution fees.  Because these fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of charges.

The Distributor may compensate your financial intermediary at the time of sale at a commission rate of 1.00% of the net asset value of the Class C Shares purchased.  Up-front payments to broker-dealers or financial advisors are financed solely by the Adviser or the Distributor and are not financed by investors or the Fund.  Service providers to qualified plans will not receive this amount if they receive Plan Fees (as defined below) from the time of initial investment of qualified plan assets in Class C Shares.

For the fiscal year ended September 30, 2012, the Funds paid the following Distribution and Shareholder Servicing fees (net of waivers) to the Distributor:

	2012
	Distribution Fees Paid	Shareholder Servicing Fees Paid
Spectrum Fund –Class C Shares	$95,507	$31,836
Market Neutral Fund -Class C Shares	$596	$198
Medical Sciences Long/Short Fund -Class C Shares	$23,003	$7,668
Titan Fund -Class C Shares	$1,186	$395

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The Adviser, at its expense, pays the Distributor a fee for certain distribution-related services, including registering employees of the Adviser who are involved in marketing the Funds.

PAYMENTS FOR DISTRIBUTION, SHAREHOLDER SERVICING AND OTHER SALES SUPPORT ACTIVITIES

The Distributor or Adviser is entitled to retain all fees related to the Plans (together, “Plan Fees”) for the first 12 months on any investment in Class C Shares to recoup its expenses with respect to the payment of commissions on sales of Class C Shares. Financial intermediaries will become eligible for compensation under the Plans beginning in the 13th month following the purchase of Class C Shares, although the Distributor or Adviser may, pursuant to a written agreement between the Distributor or Adviser and a particular financial intermediary, pay such financial intermediary Plan Fees prior to the 13th month following the purchase of Class C Shares.  Up-front payments to broker-dealers or financial advisors are financed solely by the Adviser or the Distributor and are not financed by investors or the Fund.  Payments of Plan Fees are not tied exclusively to actual distribution and service expenses, and the payments may exceed distribution and service expenses actually incurred.

Subject to applicable laws and regulations, Turner or its affiliates may pay, out of their own assets, compensation to authorized dealers, service organizations and financial intermediaries (“Intermediaries”) in connection with the sale, distribution and/or servicing of shares of the Funds. These payments (“Additional Payments”) would be in addition to the payments by the Funds described in the Funds’ Prospectus and this Statement of Additional Information for distribution and shareholder servicing and processing. These Additional Payments may take the form of “due diligence” payments for an institution’s examination of the Funds and payments for providing extra employee training and information relating to the Funds; “listing” fees for the

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placement of the Funds on a dealer’s list of mutual funds available for purchase by its customers; “finders” or “referral” fees for directing investors to the Funds; “marketing support” fees for providing assistance in promoting the sale of the Funds’ shares; and payments for the sale of shares and/or the maintenance of share balances. In addition, Turner and/or its affiliates may make Additional Payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds. The Additional Payments made by Turner and/or its affiliates may be a fixed dollar amount, may be based on the number of customer accounts maintained by an Intermediary, or may be based on a percentage of the value of shares sold to, or held by, customers of the Intermediary involved, and may be different for each Intermediary. Furthermore, Turner and/or its affiliates may contribute to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions. Turner or its affiliates may also pay for the travel expenses, meals, lodging and entertainment of Intermediaries and their salespersons and guests in connection with educational, sales and promotional programs, subject to applicable FINRA regulations. The Additional Payments may include amounts that are sometimes referred to as “revenue sharing” payments.

TRUSTEES AND OFFICERS OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts and the 1940 Act.  The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.

Certain information about the Trust’s Trustees and Executive Officers is set forth below.  Each may have held other positions with the named companies during that period.  Certain officers of the Trust also serve as officers to one or more mutual funds for which Citi or its affiliates act as investment manager, administrator or distributor.

Name, Address and Age(1)	Position Held with Trust and Length of Service(2)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Complex Overseen by Trustee	Other Directorships Held

Interested Trustee*

Thomas R. Trala, Jr. (46)	Trustee (since 2010)	Executive Managing Director (since 2010), Chief Operating Officer (since 2004) and Chief Financial Officer (since 2012), Turner.	10

Turner Global Financial Services Offshore, Ltd. (since 2012); Turner Global Financial Services Master, Ltd. (since 2012); Turner Navigator Offshore, Ltd. (since 2012); Turner Navigator Master, Ltd. (since 2012); Turner International, Ltd. (since 2007)

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* Mr. Trala is deemed to be an “Interested Trustee” by virtue of his relationship with Turner.

Name, Address and Age(1)	Position Held with Trust and Length of Service(2)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Complex Overseen by Trustee	Other Directorships Held

Non-Interested Trustees

Alfred C. Salvato (54)	Chairman of the Board (since 2004); Trustee (since 1996)	Senior Vice President of Finance (since 2012) Chief Investment Officer (since 2003) and Treasurer (since 1995), Thomas Jefferson University.	10	None

Janet F. Sansone (67)	Trustee (since 1996)	Chief Management Officer, United States Government Printing Office (2008-2010); Self-employed Consultant (since 1999).	10	None

John T. Wholihan (75)	Trustee (since 1996)	Dean Emeritus (since 2007), Professor (since 1984) and Dean (1984-2007), College of Business Administration, Loyola Marymount University.	10	None

Executive Officers

Thomas R. Trala, Jr. (46)	President (since 2004)	Executive Managing Director (since 2010) and Chief Operating Officer (since 2004), Turner.	N/A	N/A

Ty S. Edwards 3435 Stelzer Road, Columbus, OH 43219 (46)	Controller and Chief Financial Officer (since 2010)	Senior Vice President, Financial Services, Citi Fund Services (since 2010); Director, Product Management, Columbia Management (2007-2009).	N/A	N/A

Brian F. McNally (54)	Vice-President (since 2002), Secretary and Chief Compliance Officer (since 2004)	General Counsel and Chief Compliance Officer (since 2004), Deputy General Counsel (2002-2004), Turner.	N/A	Turner Funds plc (since 2008)

Jennifer Page (47)	Vice President and Assistant Secretary (since 2011)

Director — Fund Administration and Compliance (since 2011), Director — Fund Administration — Offshore & Alternatives (2011), Turner; Senior Project Manager, AC Lordi Consulting (2010-2011); Senior Manager — Internal Audit (2006-2010), Senior Compliance Manager

			N/A	N/A

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Name, Address and Age(1)	Position Held with Trust and Length of Service(2)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Complex Overseen by Trustee	Other Directorships Held
(2004-2006), Senior Risk Manager (2001-2006), Senior Fund Accounting Manager (1996-2001), Vanguard.

(1)                                 Each Trustee and executive officer, unless noted otherwise, may be contacted by writing to such Trustee or officer c/o Turner Funds, 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312, Attn: Turner Chief Compliance Officer.

(2)                                 Each officer serves a one-year term. All Trustees elected to office on or after February 19, 2010, are subject to a 12 year term of office ending on the December 31st of the 12 year anniversary of the year in which he or she was first elected to the position of Trustee, subject to a one-time renewal for a second 12 year term by vote of a majority of the Trustees, including a majority of the “non-interested” trustees.  Additionally, each Trustee who had not reached the age of 70 as of December 31, 2009, is subject to a retirement age of 75, so that any Trustee who reaches such age shall resign as of the December 31st immediately following his or her 75th birthday.  All other Trustees serve until his or her respective successor has been duly elected and qualified.

The Board believes that each Trustee’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that each Trustee should serve in such capacity.  Among the attributes common to all Trustees is the ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Trustees, the Adviser, other service providers, counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as Trustees.  A Trustee’s ability to perform his or her duties effectively may have been attained through the Trustee’s business, consulting, public service and/or academic positions; experience as a board member of the Funds and other funds in the Fund Complex, other investment funds, or non-profit entities or other organizations; education or professional training; and/or other life experiences.  In addition to these shared characteristics, set forth below is a brief discussion of the specific experience, qualifications, attributes or skills of each Trustee.

Thomas R. Trala, Jr.                                   Mr. Trala has been a Trustee since 2010.  He is the Chief Operating and Financial Officer of the Adviser.  Mr. Trala has 23 years of investment related experience.

Alfred C. Salvato.                                               Mr. Salvato has been a Trustee since 1996, Chairman of the Board since 2004, and Chairman of the Audit Committee since 2003.  Mr. Salvato has close to 28 years of experience in the investment management field.

Janet F. Sansone.                                                Ms. Sansone has been a Trustee since 1996.  She has close to 33 years of human resources management, general management, and consulting experience.

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John T. Wholihan.                                            Mr. Wholihan has been a Trustee since 1996.  He has over 50 years of business and academic experience.

Specific details regarding each Trustee’s principal occupations during the past five years are included in the table above.

Leadership Structure and Oversight Responsibilities

Overall responsibility for oversight of the Funds rests with the Board.  The Funds have engaged the Adviser to manage the Funds on a day-to-day basis.  The Board is responsible for overseeing the Adviser and other service providers in the operation of the Funds in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and the Funds’ Agreement and Declaration of Trust and By-Laws.  The Board is currently composed of four members, three of whom are Independent Trustees.  The Board meets in-person at regularly scheduled meetings four times each year as well as telephonically for an additional regularly scheduled meeting each year. In addition, the Board may hold special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings.  The Independent Trustees have also engaged independent legal counsel to assist them in performing their oversight responsibility.  The Independent Trustees meet with their independent legal counsel in-person prior to and during each quarterly in-person board meeting.  As described below, the Board has established an Audit Committee, Valuation Committee and Nominating Committee, and may establish ad hoc committees or working groups from time to time to assist the Board in fulfilling its oversight responsibilities.

The Board has appointed Alfred C. Salvato, an Independent Trustee, to serve in the role of Chairman.  The Chairman’s role is to preside at all meetings of the Board and to act as liaison with the Adviser, other service providers, counsel and other Trustees generally between meetings.  The Chairman serves as a key point person for dealings between management and the Trustees.  The Chairman may also perform such other functions as may be delegated by the Board from time to time.  The Board has determined that the Board’s leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview and it allocates areas of responsibility among committees of Trustees and the full Board in a manner that enhances effective oversight.

The Funds are subject to a number of risks, including investment, compliance, operational and valuation risks, among others.  Risk oversight forms part of the Board’s general oversight of the Funds and is addressed as part of various Board and committee activities.  Day-to-day risk management functions are subsumed within the responsibilities of the Adviser and other service providers (depending on the nature of the risk), which carry out each Fund’s investment management and business affairs.  The Adviser and other service providers employ a variety of processes, procedures and controls to identify various events or circumstances that give rise to risks, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur.  Each of the Adviser and other service providers have their own independent interests in risk management, and their policies and methods of risk management will depend on their functions and business models.  The Board recognizes that it is not possible to identify all of the risks that may affect the Funds or to develop processes and controls to

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eliminate or mitigate their occurrence or effects.  The Board requires senior officers of the Trust, including the President, Chief Financial Officer and Chief Compliance Officer (“CCO”) and the Adviser, to report to the full Board on a variety of matters at regular and special meetings of the Board, including matters relating to risk management.  The Board and the Audit Committee also receive regular reports from the Trust’s independent registered public accounting firm on internal control and financial reporting matters.  The Board also receives reports from certain of the Trust’s other primary service providers on a periodic or regular basis, including the Trust’s custodian, distributor, sub-administrator and securities lending counterparty.  The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight.

Board Standing Committees.  The Board has established the following standing committees:

•                                          Audit Committee.  The Board has a standing Audit Committee that is composed of the independent Trustees of the Trust.  The Audit Committee operates under a written charter approved by the Board.  The principal responsibilities of the Audit Committee include:  (i) recommending which firm to engage as the Trust’s independent auditor and whether to terminate this relationship; (ii) reviewing the independent auditors’ compensation, the proposed scope and terms of its engagement, and the firm’s independence; (iii) serving as a channel of communication between the independent auditor and the Trustees; (iv) reviewing the results of each external audit, including any qualifications in the independent auditors’ opinion, any related management letter, management’s responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust’s Sub-Administrator that are material to the Trust as a whole, if any, and management’s responses to any such reports; (v) reviewing the Trust’s audited financial statements and considering any significant disputes between the Trust’s management and the independent auditor that arose in connection with the preparation of those financial statements; (vi) considering, in consultation with the independent auditors and the Trust’s senior internal accounting executive, if any, the independent auditors’ report on the adequacy of the Trust’s internal financial controls; (vii) reviewing, in consultation with the Trust’s independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust’s financial statements; and (viii) other audit related matters.  The Audit Committee meets at least once a quarter, and as otherwise necessary.  During the fiscal year ended September 30, 2012, the Audit Committee met five times.

•                                          Fair Value Pricing Committee.  The Board has a standing Fair Value Pricing Committee that is composed of Mr. Salvato and various representatives of the Trust’s service providers, as appointed by the Board.  Ms. Sansone and Dr. Wholihan serve as alternates in the event that the Mr. Salvato is unavailable for a Committee meeting.  The Fair Value Pricing Committee operates under procedures approved by the Board.  The principal responsibilities of the Fair Value Pricing Committee are to determine the fair value of securities for which current market quotations are not readily available or which a Fund believes are unreliable.  The Fair Value Pricing Committee’s determinations are reviewed by the full Board.  The Fair Value Pricing Committee meets periodically, as necessary, and met seventy-four times in the most recently completed fiscal year.

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•                                          Nominating Committee.  The Board has a Nominating Committee that is composed of the independent Trustees of the Trust.  The Nominating Committee is responsible for selecting and nominating persons to serve as trustees of the Trust.  The Nominating Committee is responsible for both nominating candidates to be appointed by the Board to fill vacancies and for nominating candidates to be presented to shareholders for election.  In performing its responsibilities, the Nominating Committee will consider candidates recommended by management of the Trust and by shareholders and evaluate them both in a similar manner, as long as the recommendation submitted by a shareholder includes at a minimum: the name, address and telephone number of the recommending shareholder and information concerning the shareholder’s interests in the Trust in sufficient detail to establish that the shareholder held interests in the Trust on the relevant record date; and the name, address and telephone number of the recommended nominee and information concerning the recommended nominee’s education, professional experience, and other information that might assist the Nominating Committee in evaluating the recommended nominee’s qualifications to serve as a trustee.  The Nominating Committee may solicit candidates to serve as trustees from any source it deems appropriate.  The Nominating Committee meets periodically as necessary.  The Nominating Committee met once during the fiscal year ended September 30, 2012.

Fund Shares Owned By Trustees.  The following table shows a dollar amount range of each Trustee’s “beneficial ownership” of shares of the Funds and the aggregate dollar range of all Turner Funds as of the end of the most recently completed calendar year.  Dollar ranges of shares disclosed are established by the SEC.  “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934 Act, as amended.

Name	Dollar Range of Fund Shares (Fund)	Aggregate Dollar Range of Shares (All Turner Funds)
Interested Trustee

Thomas R. Trala, Jr. (1)	Turner Market Neutral Fund - Over $100,000 Turner Medical Sciences Long/Short Fund - $50,001-$100,000 Turner Titan Fund - $1-$10,000	Over $100,000

Independent Trustees

Alfred C. Salvato	Turner Spectrum Fund - $1-$10,000 Turner Titan Fund - $10,001-$50,000	$10,001-$50,000

Janet F. Sansone	Turner Spectrum Fund - $1-$10,000	$10,001-$50,000

John T. Wholihan	Turner Spectrum Fund - $10,001-$50,000	$10,001-$50,000

(1)                                 Mr. Trala is an “interested person” of the Trust, as the term is defined in the 1940 Act, by virtue of his relationship with Turner.

Ownership in Securities of Turner and Related Companies.  As reported to the Trust, the independent Trustees and their immediate family members did not own any securities issued by the Trust’s Adviser or Distributor or any persons (other than a registered investment company)

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directly or indirectly controlled by, or under common control with the Trust’s Adviser or Distributor.

Compensation.  The Board holds regular quarterly meetings each year, and the Trustees receive annual compensation from the Trust for serving on the Board and attending such meetings. The Trust does not compensate the Trustees who are officers or employees of the Adviser. Due to her position with the federal government, the Trust did not compensate Janet Sansone from January 1, 2008 to December 31, 2009. Effective May 17, 2012, the independent Trustees receive an annual retainer of $50,000 ($65,000 for the Board Chairman) payable quarterly. Each Audit Committee Member receives an annual retainer of $4,000 ($7,000 for the Audit Committee Chairman); and each Valuation Committee Member and the Valuation Committee Chairman receive an annual retainer of $1,000. In addition, independent Trustees receive $6,000 ($9,000 for the Board Chairman) for each regular or special board meeting (provided, however, that in the event that a special meeting is held telephonically and no resolutions are passed, then each independent Trustee will receive $2,000 for such meeting), $4,000 ($7,000 for the Audit Committee Chairman) for each audit committee meeting, $500 per fair value meeting and $2,000 for telephone meetings with counsel. Also, independent Trustees receive $5,000 for participating in a full day of Turner Funds’ business outside of Board meetings and preparation for such participation and $2,500 for a half day of such participation. Trustees are reimbursed for travel and other out-of-pocket expenses in connection with the attendance of Board meetings. The Trust does not offer any retirement benefits for Trustees. Brian F. McNally receives annual compensation from the Trust (currently $175,000) for serving as the Trust’s chief compliance officer (“CCO”). In addition, Mr. McNally is reimbursed for out-of-pocket expenses in connection with his serving as CCO. During the fiscal year ended September 30, 2011, the current Trustees received the following compensation from the Trust for serving on the Board, and Mr. McNally received the following compensation from the Trust for serving as Chief Compliance Officer:

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Name of Person, Position	Aggregate Compensation From Trust for the Fiscal Year Ended September 30, 2012	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust and Fund Complex Paid to Trustees for the Fiscal Year Ended September 30, 2012
Interested Trustee

Thomas R. Trala, Jr.(1)	—	—	—	—

Independent Trustees

Alfred C. Salvato(2)	$153,500	—	—	$153,500

Janet F. Sansone(2)	$102,750	—	—	$102,750

John T. Wholihan(2)	$102,750	—	—	$102,750

Brian F. McNally(3)	$172,500	—	—	$172,500

(1)               Mr. Trala is an “interested person” of the Trust, as the term is defined in the 1940 Act by virtue of his relationship with Turner.  The Trust pays fees only to the Trustees who are not interested persons of the Trust.  Compensation of officers and interested persons of the Trust is paid by Turner.

(2)               Member of the Audit Committee and Nominating Committee.

(3)               Chief Compliance Officer.

As of December 31, 2012, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of each Fund.

COMPUTATION OF YIELD AND TOTAL RETURN

From time to time the Trust may advertise yield and total return of the Funds.  These figures will be based on historical earnings and are not intended to indicate future performance.  No representation can be made concerning actual future yields or returns.  The yield of a Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated in each period over one year and is shown as a percentage of the investment.  In particular, yield will be calculated according to the following formula:

Yield = 2[((a-b)/cd + 1)6 - 1] where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

The total return of a Fund, both before and after taxes, refers to the average compounded rate of return on a hypothetical investment for designated time periods (including but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period.  In particular, total return before taxes will be calculated according to the following formula:  P (1 + T)n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return (before taxes); n = number of years; and ERV = ending redeemable value as of the end of the designated time

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period.  Total return after taxes on distributions will be calculated according to the following formula: P (1 + T)n = ATVD, where P = a hypothetical initial payment of $1,000; T = average annual total return (after taxes on distributions); n = number of years; and ATVD = ending redeemable value as of the end of the designated time period, after taxes on fund distributions, but not after taxes on redemption.  Total return after taxes on distributions and redemption will be calculated according to the following formula: P (1 + T)n = ATVDR where P = a hypothetical initial payment of $1,000; T = average annual total return (after taxes on distributions); n = number of years; and ATVDR = ending redeemable value as of the end of the designated time period, after taxes on fund distributions and on redemption.  Each of the above formulas assumes a hypothetical $1,000 payment made at the beginning of the designated time period.

PURCHASE AND REDEMPTION OF SHARES

Investors may not purchase, sell or exchange shares directly. Shares may be purchased, exchanged or redeemed only through retirement plans, broker-dealers, bank trust departments, financial advisors, or other financial intermediaries. Shares made available through full service broker-dealers are primarily available only through wrap accounts under which such broker-dealers impose additional fees for services connected to the wrap account.  A Fund may not be available through certain of these intermediaries and not all financial intermediaries offer all classes of shares.  Because you are investing through a financial institution, you will have to follow its procedures, which may differ from the procedures for investing directly with us.  The Funds are not responsible for the failure of any financial intermediary or plan sponsor to carry out its obligations to its customers.  Your financial institution may charge a fee for its services, including a processing or service fee in connection with the redemption of shares, in addition to the fees charged by the Funds.  Contact your financial institution directly for more information about how to purchase, exchange, sell or redeem Fund shares and about any fees that your financial institution may charge.

A 1.00% contingent deferred sales charge (“CDSC”) will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived, as discussed in the Prospectus.  The CDSC will be based on the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed.  To keep the CDSC as low as possible, Class C Shares not subject to any CDSC will be redeemed first, followed by shares held longest.

Purchases and redemptions may be made through DST Systems, Inc., P.O. Box 219805, Kansas City, Missouri 64121-9805 (the “Transfer Agent”) or a designated financial intermediary (as described below) on days when the New York Stock Exchange is open for business.  Currently, the days on which each Fund is closed for business are: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  Shares of each Fund are offered on a continuous basis.

It is currently the Trust’s policy to pay all redemptions in cash.  The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by a Fund in lieu of cash.  Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions, and may have to pay taxes on capital gains from the sale.

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The Funds’ net asset value per share is computed once daily, Monday through Friday, at 4:00 p.m. Eastern Time except when the Fund is not open for business, days during which the Fund receives no purchase or redemption orders, customary holidays and on days when the New York Stock Exchange is closed.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of a Fund’s securities is not reasonably practicable, or for such other periods as the SEC has by order permitted.  The Trust also reserves the right to suspend sales of shares of any Fund for any period during which the New York Stock Exchange, Turner, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

The Trust’s Funds participate in fund “supermarket” arrangements.  In such an arrangement, a program is made available by a broker or other institution (a sponsor) that allows investors to purchase and redeem shares of the Funds through the sponsor of the fund supermarket.  In connection with these supermarket arrangements, each Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders.  In turn, the brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Funds’ behalf.  As such, a Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, accepts the order.  The customer order will be priced at the Fund’s net asset value next computed after accepted by an authorized broker or the broker’s authorized designee. In addition, a broker may charge transaction fees on the purchase and/or sale of Fund shares.  Also in connection with fund supermarket arrangements, the performance of a participating Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available and compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.  The Trust’s annual report contains additional performance information and will be made available to investors upon request and without charge.

The Funds have not entered into any arrangements with any person permitting frequent purchases and redemptions of Fund shares.

DETERMINATION OF NET ASSET VALUE

The securities of the Funds are valued under the direction of the Administrator and under the general supervision of the Trustees.  The Administrator or its delegates may use independent pricing services to obtain valuations of securities.  The pricing services rely primarily on prices of actual market transactions as well as on trade quotations obtained from third parties. Prices are generally determined using readily available market prices.  If market prices are unavailable or believed to be unreliable, the Sub-Administrator will initiate a process by which the Trust’s Fair Value Committee will make a good faith determination as to the “fair value” of the security using procedures approved by the Trustees.  The pricing services may use a matrix system to

54

determine valuations of fixed income securities when market prices are not readily available.  This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations.  As a supplement to the monitoring for significant events by the Administrator, the Sub-Administrator also monitors price movements among certain selected indices, securities and baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels recommended by the Trust’s Fair Value Committee for approval by the Board (“trigger points”), the Sub-Administrator will notify the Adviser that such limits have been exceeded.  If such trigger points are exceeded, then the close prices for certain foreign markets are systematically adjusted by fair value factors calculated by an independent pricing service.

The procedures used by any such pricing service and its valuation results are reviewed by the officers of the Trust under the general supervision of the Trustees.

The Funds may hold portfolio securities that are listed on foreign exchanges.  These securities may trade on weekends or other days when the Funds do not calculate NAV.  As a result, the value of these investments may change on days when you cannot purchase or sell Fund shares.

Securities with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization of maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument.  While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument.

TAXES

The following summarizes certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus.  No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussions here and in the Prospectus are not intended as a substitute for careful tax planning.  Potential investors should consult their tax advisers with specific reference to their own tax situations.

The discussions of the federal tax consequences in the Prospectus and this SAI are based on the Internal Revenue Code (the “Code”), and the regulations issued under it, and court decisions and administrative interpretations, as in effect on the date of this SAI.  Future legislative or administrative changes or court decisions may significantly alter these tax consequences, and any such changes or decisions may be retroactive.

Federal - General Information. Each Fund qualified during its last taxable year and intends to continue to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code.  As such, each Fund generally is exempt from federal income tax on its net investment income and realized capital gains that it distributes to shareholders.  To qualify for treatment as a regulated investment company, it must meet three important tests each year.

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First, each Fund must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to the Fund’s business of investing in stock, securities or currencies, or net income derived from interests in qualified publicly traded partnerships.

Second, generally, at the close of each quarter of each Fund’s taxable year, at least 50% of the value of each Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers as to which the Fund has not invested more than 5% of the value of its total assets in securities of the issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer, and no more than 25% of the value of each Fund’s total assets may be invested in the securities of (1) any one issuer (other than U.S. government securities and securities of other regulated investment companies), (2) two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses, or (3) one or more qualified publicly traded partnerships.

Third, each Fund must distribute each year an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), before taking into account any deduction for dividends paid, and 90% of its tax-exempt income, if any, for the year.

Each Fund intends to comply with these requirements.  Moreover, each Fund seeks to manage the size of any capital gains distributions by monitoring end of fiscal year wash sales as well as realized and unrealized capital gains and losses throughout the year.  If a Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company.  If for any taxable year a Fund were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders.  In that event, taxable shareholders would recognize dividend income on distributions to the extent of the Fund’s current and accumulated earnings and profits and corporate shareholders could be eligible for the dividends-received deduction.

The Code imposes a non-deductible 4% excise tax on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses).  Each Fund intends to make sufficient distributions or deemed distributions each year to avoid liability for this excise tax.

Loss Carryforwards.  For federal income tax purposes, each Fund is permitted to carry forward a net capital loss in any year to offset its own capital gains, if any, during the eight years following the year of the loss.  For capital losses realized in taxable years beginning after December 22, 2010, the eight-year limitation has been eliminated, so that any capital losses

56

realized by a Fund in the taxable year beginning October 1, 2011 and in subsequent taxable years will be permitted to be carried forward indefinitely.

As of September 30, 2012, the Funds had the following approximate amounts of capital loss carryforwards (in thousands) for federal income tax purposes, which may be carried forward indefinitely with the retained tax character as set forth in the table below:

	Short Term	Long Term

Market Neutral Fund	—	—
Medical Sciences Long/Short Fund	$165	—
Spectrum Fund	$197	—
Titan Fund	—	—

These amounts are available to be carried forward to offset future capital gains to the extent permitted by the Code and applicable tax regulations.

Taxation of Certain Financial Instruments.  The tax principles applicable to transactions in certain financial instruments, such as futures contracts and options, that may be engaged in by a Fund, and investments in passive foreign investment companies (“PFICs”), are complex and, in some cases, uncertain.  Such transactions and investments may cause a Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

In addition, in the case of any shares of a PFIC in which a Fund invests, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income annually during the period of its ownership of the shares.

State and Local Taxes.  Although each Fund expects to qualify as a “regulated investment company” and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Fund may be subject to the tax laws of such states or localities.

PORTFOLIO TRANSACTIONS

Turner is authorized to select brokers and dealers to effect securities transactions for the Funds.  It will seek to obtain the most favorable net results by taking into account various factors, including price, commission, size of the transactions and difficulty of executions, the firm’s general execution and operational facilities, and the firm’s risk in positioning the securities involved.  While Turner generally seeks reasonably competitive spreads or commissions, a Fund will not necessarily be paying the lowest spread or commission available.  Turner seeks to select brokers or dealers that offer a Fund best price and execution or other services that benefit the

57

Funds.

Turner may, consistent with the interests of the Funds, select brokers on the basis of the research services provided to it.  Such services may include analyses of the business or prospects of a company, industry or economic sector, or statistical and pricing services.  Information so received by Turner will be in addition to and not in lieu of the services required to be performed by Turner under the Advisory Agreement.  If, in the judgment of Turner, a Fund or other accounts managed by Turner will be benefited by supplemental research services, Turner is authorized to pay brokerage commissions to a broker furnishing such services that are in excess of commissions that another broker may have charged for effecting the same transaction.  These research services include: advice, either directly or through publications or writings, as to the value of securities; the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses.  The expenses of Turner will not necessarily be reduced as a result of the receipt of such supplemental information, such services may not be used exclusively, or at all, with respect to a Fund or account generating the brokerage, and there can be no guarantee that Turner will find all of such services of value in advising that Fund.

For the fiscal years ended September 30, 2010, 2011 and 2012, the Funds’ portfolio turnover rates were as follows.

	Portfolio Turnover Rate
	2010	2011	2012
Market Neutral Fund(1)	—	1,184%	1,520%
Medical Sciences Long/Short Fund(1)	—	608%	900%
Spectrum Fund	1,808%	1,153%	996%
Titan Fund(1)	—	647%	834%

*                                         Not annualized for periods of less than one year.

(1)                                 Market Neutral Fund, Medical Sciences Long/Short Fund and Titan Fund each commenced operations on February 7, 2011.

The brokerage commissions paid by each Fund for the fiscal years ended September 30, 2010, 2011 and 2012 were as follows.

	Total Dollar Amount of Brokerage Commissions Paid
	2010	2011	2012
Market Neutral Fund(1)	—	$158,079	$962,321
Medical Sciences Long/Short Fund(1)	—	$271,754	$699,069
Spectrum Fund	$4,834,872	$11,536,815	$16,403,692
Titan Fund(1)	—	$89,799	$372,667

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(1)                                 Market Neutral Fund, Medical Sciences Long/Short Fund and Titan Fund each commenced operations on February 7, 2011.

Portfolio turnover rate for some Funds increased from previous years due to, among other things, shareholder purchase and redemption activity and market volatility.  The portfolio turnover rate for the Market Neutral Fund and Medical Sciences Long/Short Fund was significantly higher for the fiscal year ended September 30, 2012 because each Fund was in operation for a full fiscal year (the Market Neutral Fund and Medical Sciences Long/Short Fund was each in operation for approximately the last eight months of the fiscal year ended September 30, 2011).

The total amount of securities of broker/dealers held by the Funds for the fiscal year ended September 30, 2012 was as follows.

Fund	Name of Broker/Dealer	Total Amount of Securities Held by Fund (000)	Type of Security
Market Neutral Fund	None	$0	None
Medical Sciences Long/Short Fund	None	$0	None
Spectrum Fund	CITIGROUP	$1,848	Equity
Titan Fund	CITIGROUP	$396	Equity

VOTING

Each share held entitles the shareholder of record to one vote for each dollar invested.  In other words, each shareholder of record is entitled to one vote for each dollar of net asset value of the shares held on the record date for the meeting.  Shares issued by each Fund have no preemptive, conversion, or subscription rights.  Each Fund, as a separate series of the Trust, votes separately on matters affecting only that Fund.  Voting rights are not cumulative.  Shareholders of each Class of each Fund will vote separately on matters pertaining solely to that Fund or that Class.  As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust.  In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Where the Trust’s Prospectus or SAI state that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of (i) 67% or more of the affected Fund’s shares present at a meeting if the holders of more than 50% of the

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outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the affected Fund’s outstanding shares, whichever is less.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of series (i.e., portfolios) and shares of each series.  Each share of a series represents an equal proportionate interest in that series with each other share.  Upon liquidation, shares are entitled to a pro rata share in the net assets of the portfolio, after taking into account additional distribution and shareholder servicing expenses attributable to the Class C Shares.  Shareholders have no preemptive rights.  The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or separate classes.  All consideration received by the Trust for shares of any series or separate class and all assets in which such consideration is invested would belong to that portfolio or separate class and would be subject to the liabilities related thereto.  Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a Massachusetts business trust.  Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust.  Even if, however, the Trust were held to be a partnership, the possibility of the shareholders’ incurring financial loss for that reason appears remote because the Trust’s Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust, and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES’ LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for the Trustee’s own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person.  The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust.  However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for the Trustee’s willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

CODE OF ETHICS

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act.  In addition, the Adviser has adopted a Code of Ethics pursuant to Rule 17j-1.  This Code of Ethics applies to the personal investing activities of Trustees, officers, and certain

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employees (“access persons”).  Rule 17j-1 and the Code of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons.  Under the Code of Ethics, access persons are permitted to invest in securities (including securities that may be purchased or held by a Fund), but are required to report their personal securities transactions for monitoring purposes.  In addition, under the Trust’s Code of Ethics, certain access persons are required to obtain approval before investing in initial public offerings or private placements.  Copies of the Code of Ethics are on file with the SEC, and are available to the public.

PROXY VOTING

The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to Turner.  Turner will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI.

Information regarding how the Trust voted proxies relating to portfolio securities held by the Funds during the 12-month period ended June 30, 2012, which was filed with the SEC on Form N-PX, is available without charge, upon request, by calling 1-800-224-6312 or by writing to Turner Funds at 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312.  The Trust’s report on Form N-PX is also available on the SEC’s website at www.sec.gov.

Turner will generally not vote nor seek to recall for voting shares on loan in connection with the Trust’s securities lending program, unless it determined that a particular vote was especially significant. Seeking to recall securities in this limited circumstance may nevertheless be unsuccessful because of operational difficulties relating to custody of the security in question that are beyond Turner’s control.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of December 31, 2012, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or more of the shares of each Fund.  The Trust believes that most of the shares referred to below were held by the persons indicated in accounts for their fiduciary, agency, or custodial customers.

Fund	Name and Address of Beneficial Owner	Percentage of Fund’s Shares
Turner Market Neutral Fund -Investor Class Shares	Carolyn W. & Robert E. Turner Trustees Robert Turner 2011 Trust for Grandchildren U/A 06/20/201 1205 Westlakes Drive, Suite 100 Berwyn, PA 19312	56.93%

	Charles Schwab & Co., Inc. Attn: Mutual Funds Teams 101 Montgomery Street San Francisco, CA 94104-4151	22.92%

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Fund	Name and Address of Beneficial Owner	Percentage of Fund’s Shares
Turner Market Neutral Fund -Institutional Class Shares	Charles Schwab & Co., Inc. Attn: Mutual Funds Teams 101 Montgomery Street San Francisco, CA 94104-4151	20.82%

	National Financial Services Corp. for the Exclusive Benefit of Our Customers 200 Liberty Street, 1 World Financial Ctr. Mutual Fund Department, 5th Floor New York, NY 10281	16.67%

	Cafco-Alternative Funds, LP 2445 Belmont Avenue Youngstown, OH 44505-2405	15.55%

	GT Ventures, LP 2929 Arch Street Floor 13 Philadelphia, PA 19104-2857	15.21%

	MAC & Co. a/c xxxxxxxxxxx Mutual Fund Operations P.O. Box 3198 525 William Penn Place Pittsburgh, PA 15230-3198	12.06%

Turner Market Neutral Fund -Class C	Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	61.40%

	Oppenheimer & Co., Inc., Custodian FBO James M. Olden IRA 18 Columbia Turnpike Florham Park, NJ 07932	14.49%

	Raymond James & Assoc., Inc. , Custodian FBO Mildred McQueen IRA Michael McQueen POA 9910 Dupont Circle Drive E, Suite 100 Fort Wayne, IN 46825	11.94%

	Pershing LLC P.O. Box 2052	6.09%

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Fund	Name and Address of Beneficial Owner	Percentage of Fund’s Shares
	Jersey City, NJ 07303-2052

	Oppenheimer & Co., Inc. FBO Janice Byrne SEP IRA 18 Columbia Turnpike Florham Park, NJ 07932	5.95%

Turner Medical Sciences Long/Short Fund — Investor Class Shares	National Financial Services Corp. For the Exclusive Benefit of Our Customers 200 Liberty Street, 1 World Financial Ctr. Mutual Fund Department, 5th Floor New York, NY 10281	20.67%

	Carolyn W. & Robert E. Turner Trustees Robert Turner 2011 Trust for Grandchildren U/A 06/20/2011 1205 Westlakes Drive, Suite 100 Berwyn, PA 19312	20.63%

Turner Medical Sciences Long/Short Fund — Institutional Class Shares	Morgan Stanley Smith Barney Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	40.42%

	Orix Funds Corp. 1717 Main Street, Suite 900 Dallas, TX 75201-4687	18.15%

	Robert Turner Jr. Trustee U/A 12/22/1994 Robert Turner Jr. Trust 1205 Westlakes Drive, Suite 100 Berwyn, PA 19312	5.41%

Turner Medical Sciences Long/Short Fund — Class C	Charles Schwab & Co., Inc. Special Custody A/C FBO Customers Attn: Mutual Funds Teams 101 Montgomery Street San Francisco, CA 94104-4151	8.86%

	Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	5.92%

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Fund	Name and Address of Beneficial Owner	Percentage of Fund’s Shares
Turner Titan Fund — Investor Class Shares	Charles Schwab & Co., Inc. Attn: Mutual Funds Teams 101 Montgomery Street San Francisco, CA 94104-4151	78.31%

Turner Titan Fund — Institutional Class Shares	National Financial Services Corp. For the Exclusive Benefit of Our Customers 200 Liberty Street, 1 World Financial Ctr. Mutual Fund Department, 5th Floor New York, NY 10281	39.33%

	Charles Schwab & Co., Inc. Attn: Mutual Funds Teams 101 Montgomery Street San Francisco, CA 94104-4151	34.33%

	Robert Turner Jr. Trustee U/A 12/22/1994 Robert Turner Jr. Trust 1205 Westlakes Drive, Suite 100 Berwyn, PA 19312	8.70%

Turner Titan Fund — Class C	Morgan Keegan & Co. FBO John O’Donnell & Rhonda O’Donnell JTWROS 2400 Lakeview Parkway, Suite 200 Alpharetta, GA 30004	25.76%

	Morgan Keegan & Co. FBO Evelyn Mathis Ferguson 2400 Lakeview Parkway, Suite 200 Alpharetta, GA 30004	12.57%

	Sterling Independent Services, Inc. Attn: Ted Green 6300 Powers Ferry Road, Suite 600-351 Atlanta, GA 30339-2961	12.47%

	Gerald & Denise Shirk Joint Revocable Trust U/A Dated 10/13/2006 Gerald A. Shirk & Denise R. Shirk Trustees	9.24%

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Fund	Name and Address of Beneficial Owner	Percentage of Fund’s Shares
	450 Champions View Drive Alpharetta, GA 30004-6936

	Morgan Keegan & Co. FBO Wilson Murray — Roth IRA 2400 Lakeview Parkway, Suite 200 Alpharetta, GA 30004	5.03%

Turner Spectrum Fund — Investor Class Shares	Charles Schwab & Co., Inc. Attn: Mutual Funds Teams 101 Montgomery Street San Francisco, CA 94104-4151	37.58%

	National Financial Services Corp. for the Exclusive Benefit of Our Customers 200 Liberty Street, 1 World Financial Ctr. Mutual Fund Department, 5th Floor New York, NY 10281	19.53%

	TD Ameritrade, Inc. for the Exclusive Benefit of Our Clients P.O. Box 2226 Omaha, NE 68103-2226	6.20%

Turner Spectrum Fund — Institutional Class Shares	National Financial Services Corp. for the Exclusive Benefit of Our Customers 200 Liberty Street, 1 World Financial Ctr. Mutual Fund Department, 5th Floor New York, NY 10281	20.55%

	Charles Schwab & Co., Inc. Attn: Mutual Funds Teams 101 Montgomery Street San Francisco, CA 94104-4151	15.05%

	First Clearing LLC Special Custody Account for the Exclusive Benefit of Customers	11.01%

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Fund	Name and Address of Beneficial Owner	Percentage of Fund’s Shares
	2801 Market Street St. Louis, MO 63103-2523

	LPL Financial Account 1000-0005 9785 Towne Centre Drive San Diego, CA 92121-1968	9.05%

	Merrill Lynch Pierce Fenner & Smith, Inc. for the Sole Benefit of Its Customers Attn: Service Team 4800 Deer Lake Drive, E Floor 3 Jacksonville, FL 32246-6484	6.60%

	Union Bank ID 797 Attn: Mutual Fund Administration SEI Private Trust Company FBO 6734304820 One Freedom Valley Drive Oaks, PA 19456-9989	5.33%

	Wells Fargo Bank NA FBO Omnibus Account Reinv/Reinv P.O. Box 1533 Minneapolis, MN 55480-1533	5.22%

Turner Spectrum Fund — Class C	None

Any persons or organizations listed above as owning 25% or more of the outstanding shares of a Fund may be presumed to “control” (as that term is defined in the 1940 Act) the Fund. As a result, those persons or organizations could have the ability to vote a majority of the shares of a Fund on any matter requiring the approval of shareowners of the Fund.

CUSTODIAN

Citibank, N.A., 388 Greenwich Street, New York, New York 10013, acts as the custodian (the “Custodian”) of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.  Citibank, N.A. may appoint domestic and foreign sub-custodians from time to time to hold certain securities purchased by the Trust and to hold cash for the Trust.

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INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP, whose offices are located at 1601 Market Street, Philadelphia, PA 19103, serves as the Trust’s independent registered public accounting firm.

LEGAL COUNSEL

Drinker Biddle & Reath LLP, located at One Logan Square, Suite 2000, Philadelphia, PA 19103, serves as counsel to the Trust.

FINANCIAL STATEMENTS

The Trust’s Financial Statements for the fiscal year ended September 30, 2012, including KPMG LLP’s Report of Independent Registered Public Accounting Firm are included in the Trust’s most recent Annual Report to Shareholders and are incorporated into this SAI by reference. No other parts of the Annual Report are incorporated herein by reference. The Annual Report may be obtained free of charge by calling the Trust at 1-800-224-6312 or by writing to Turner Funds, P.O. Box 219805, Kansas City, MO 64121-9805.  You may also obtain the Annual or Semiannual Reports, as well as other information about Turner Funds, from the EDGAR Database on the SEC’s website www.sec.gov.

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APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

A Standard & Poor’s short-term issue credit rating is a forward-looking opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days.  The following summarizes the rating categories used by Standard & Poor’s for short-term issues:

“A-1” — A short-term obligation rated “A-1” is rated in the highest category and indicates that the obligor’s capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” — A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

“A-3” — A short-term obligation rated “A-3” exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” — A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics.  The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

“C” — A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

“D” — A short-term obligation rated “D” is in payment default.  The “D” rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within any stated grace period.  However, any stated grace period longer than five business days will be treated as five business days.  The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Local Currency and Foreign Currency Risks — Standard & Poor’s issuer credit ratings make a distinction between foreign currency ratings and local currency ratings.  An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

Moody’s Investors Service (“Moody’s”) short-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments.  Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” — Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” — Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

“P-3” — Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

“NP” — Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation.  Short-term ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention.  Typically, this means up to 13 months for corporate, sovereign and structured obligations, and up to 36 months for obligations in U.S. public finance markets.  The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” — Securities possess the highest short-term credit quality.  This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” — Securities possess good short-term credit quality.  This designation indicates good intrinsic capacity for timely payment of financial commitments.

“F3” — Securities possess fair short-term credit quality.  This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.

“B” — Securities possess speculative short-term credit quality.  This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

“C” — Securities possess high short-term default risk.  Default is a real possibility.

“RD” — Restricted default.  Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations.  Applicable to entity ratings only.

“D” — Default.  Indicates a broad-based default event for an entity, or the default of a short-term obligation.

The DBRS® Ratings Limited (“DBRS”) short-term debt rating scale provides an opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner.  Ratings are based on quantitative and qualitative considerations relevant to the issuer and the relative ranking of claims.  The R-1 and R-2 rating categories are further denoted by the sub-categories “(high)”, “(middle)”, and “(low)”.

The following summarizes the ratings used by DBRS for commercial paper and short-term debt:

“R-1 (high)” - Short-term debt rated “R-1 (high)” is of the highest credit quality.  The capacity for the payment of short-term financial obligations as they fall due is exceptionally high.  Unlikely to be adversely affected by future events.

“R-1 (middle)” — Short-term debt rated “R-1 (middle)” is of superior credit quality.  The capacity for the payment of short-term financial obligations as they fall due is very high.  Differs from “R-1 (high)” by a relatively modest degree.  Unlikely to be significantly vulnerable to future events.

“R-1 (low)” — Short-term debt rated “R-1 (low)” is of good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial.  Overall strength is not as favorable as higher rating categories.  May be vulnerable to future events, but qualifying negative factors are considered manageable.

“R-2 (high)” — Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality.  The capacity for the payment of short-term financial obligations as they fall due is acceptable.  May be vulnerable to future events.

“R-2 (middle)” — Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality.  The capacity for the payment of short-term financial obligations as they fall due is acceptable.  May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

“R-2 (low)” — Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality.  The capacity for the payment of short-term financial obligations as they fall due is acceptable.  May be vulnerable to future events.  A number of challenges are present that could affect the issuer’s ability to meet such obligations.

“R-3” — Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality.  There is a capacity for the payment of short-term financial obligations as they fall due.  May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.

“R-4” — Short-term debt rated “R-4” is considered to be of speculative credit quality.  The capacity for the payment of short-term financial obligations as they fall due is uncertain.

“R-5” — Short-term debt rated “R-5” is considered to be of highly speculative credit quality.  There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.

“D” — Short-term debt rated “D” implies a financial obligation has not been met or it is clear that a financial obligation will not be met in the near future, or a debt instrument has been subject to a distressed exchange.  A downgrade to “D” may not immediately follow an insolvency or restructuring filing as grace periods, other procedural considerations, or extenuating circumstance may exist.

Long-Term Credit Ratings

The following summarizes the ratings used by Standard & Poor’s for long-term issues:

“AAA” — An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s.  The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA” — An obligation rated “AA” differs from the highest-rated obligations only to a small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” — An obligation rated “BBB” exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“BB,” “B,” “CCC,” “CC” and “C” — Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics.  “BB” indicates the least degree of speculation and “C” the highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” — An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial,

or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B” — An obligation rated “B” is more vulnerable to nonpayment than obligations  rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC” — An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC” — An obligation rated “CC” is currently highly vulnerable to nonpayment.

“C” — A “C” rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default.  Among others, the “C” rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

“D” — An obligation rated “D” is in payment default.  The “D” rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days, irrespective of any grace period.  The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.  An obligation’s rating is lowered to “D” upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or minus (-) — The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

“NR” — This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Local Currency and Foreign Currency Risks - Standard & Poor’s issuer credit ratings make a distinction between foreign currency ratings and local currency ratings.  An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

Moody’s long-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of one year or more.  They address the possibility that a financial obligation will not be honored as promised.  Such ratings reflect both the likelihood of default on contractually promised payments and the expected financial loss suffered in the event of default.  The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” — Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.

“Aa” — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” — Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.

“Baa” — Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

“Ba” — Obligations rated “Ba” are judged to be speculative and are subject to substantial credit risk.

“B” — Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” — Obligations rated “Caa” are judged to be speculative of poor standing and are subject to very high credit risk.

“Ca” — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” — Obligations rated “C” are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note:  Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.”  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

The following summarizes long-term ratings used by Fitch:

“AAA” — Securities considered to be of the highest credit quality.  “AAA” ratings denote the lowest expectation of credit risk.  They are assigned only in cases of exceptionally strong capacity for payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” — Securities considered to be of very high credit quality.  “AA” ratings denote expectations of very low credit risk.  They indicate very strong capacity for payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.

“A” — Securities considered to be of high credit quality.  “A” ratings denote expectations of low credit risk.  The capacity for payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

“BBB” — Securities considered to be of good credit quality.  “BBB” ratings indicate that expectations of credit risk are currently low.  The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

“BB” — Securities considered to be speculative.  “BB” ratings indicate that there is an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

“B” — Securities considered to be highly speculative.  “B” ratings indicate that material credit risk is present.

“CCC” — A “CCC” rating indicates that substantial credit risk is present.

“CC” — A “CC” rating indicates very high levels of credit risk.

“C” — A “C” rating indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned “D” ratings, but are instead rated in the “B” to “C” rating categories, depending upon their recovery prospects and other relevant characteristics.  Fitch believes that this approach better aligns obligations that have comparable expected loss but varying vulnerability to default and loss.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to the “AAA” obligation rating category, or to corporate finance obligation ratings in the categories below “CCC”.

The DBRS long-term rating scale provides an opinion on the risk of default.  That is, the risk that an issuer will fail to satisfy its financial obligations in accordance with the terms under which an obligation has been issued.  Ratings are based on quantitative and qualitative considerations relevant to the issuer, and the relative ranking of claims.  All rating categories other than AAA and D also contain subcategories “(high)” and “(low)”.  The absence of either a “(high)” or “(low)” designation indicates the rating is in the middle of the category.  The following summarizes the ratings used by DBRS for long-term debt:

“AAA” -  Long-term debt rated “AAA” is of the highest credit quality.  The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

“AA” — Long-term debt rated “AA” is of superior credit quality.  The capacity for the payment of financial obligations is considered high.  Credit quality differs from “AAA” only to a small degree.  Unlikely to be significantly vulnerable to future events.

“A” — Long-term debt rated “A” is of good credit quality.  The capacity for the payment of financial obligations is substantial, but of lesser credit quality than “AA.”  May be vulnerable to future events, but qualifying negative factors are considered manageable.

“BBB” — Long-term debt rated “BBB” is of adequate credit quality.  The capacity for the payment of financial obligations is considered acceptable.  May be vulnerable to future events.

“BB” — Long-term debt rated “BB” is of speculative, non-investment grade credit quality.  The capacity for the payment of financial obligations is uncertain.  Vulnerable to future events.

“B” — Long-term debt rated “B” is of highly speculative credit quality.  There is a high level of uncertainty as to the capacity to meet financial obligations.

“CCC”, “CC” and “C” — Long-term debt rated in any of these categories is of very highly speculative credit quality. In danger of defaulting on financial obligations.  There is little difference between these three categories, although “CC” and “C” ratings are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the “CCC” to “B” range.  Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the “C” category.

“D” — A security rated “D” implies that a financial obligation has not been met or it is clear that a financial obligation will not be met in the near future or a debt instrument has been subject to a distressed exchange.  A downgrade to “D” may not immediately follow an insolvency or restructuring filing as grace periods or extenuating circumstances may exist.

Municipal Note Ratings

A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating.  Notes with an original maturity of more than three years will most likely receive a long-term debt rating.  In determining which type of rating, if any, to assign, Standard & Poor’s analysis will review the following considerations:

•      Amortization schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•      Source of payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

“SP-1” — A municipal note rated “SP-1” exhibits a strong capacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

“SP-2” — A municipal note rated “SP-2” exhibits a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” — A municipal note rated “SP-3” exhibits a speculative capacity to pay principal and interest.

Moody’s uses the Municipal Investment Grade (“MIG”) scale to rate U.S. municipal bond anticipation notes of up to three years maturity.  Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity.  MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating.  MIG ratings are divided into three levels — “MIG-1” through “MIG-3”.  In addition, those short-term obligations that are of speculative quality are designated “SG”, or speculative grade.  The following summarizes the ratings used by Moody’s for short-term municipal obligations:

“MIG-1” — This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2” — This designation denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” — This designation denotes acceptable credit quality.  Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” — This designation denotes speculative-grade credit quality.  Debt instruments in this category may lack sufficient margins of protection.

“NR” — Is assigned to an unrated obligation.

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned:  a long or short-term debt rating and a demand obligation rating.  The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments.  The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or “VMIG” rating.  The rating transitions on the VMIG scale differ from those on the Prime scale to reflect the risk that external liquidity support, generally, will terminate if the issuer’s long-term rating drops below investment grade.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

“VMIG-1” — This designation denotes superior credit quality.  Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-2” — This designation denotes strong credit quality.  Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-3” — This designation denotes acceptable credit quality.  Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“SG” — This designation denotes speculative-grade credit quality.  Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

“NR” — Is assigned to an unrated obligation.

About Credit Ratings

A Standard & Poor’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs).  It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated.  The opinion reflects Standard & Poor’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Moody’s credit ratings must be construed solely as statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities.

Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations.  Fitch credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested.  Fitch’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

DBRS credit ratings are opinions based on the quantitative and qualitative analysis of information sourced and received by DBRS, which information is not audited or verified by DBRS.  Ratings are not buy, hold or sell recommendations and they do not address the market price of a security.  Ratings may be upgraded, downgraded, placed under review, confirmed and discontinued.

APPENDIX B

PROXY VOTING POLICIES AND PROCEDURES

Turner Investments, L.P. (“Turner”), act as a fiduciary in relation to its clients and the assets entrusted by them to its management.  Where the assets placed in Turner’s care include shares of corporate stock, and except where the client has expressly reserved to itself or another party the duty to vote proxies, it is Turner’s duty as a fiduciary to vote all proxies relating to such shares.

Duties with Respect to Proxies:

Turner has an obligation to vote all proxies appurtenant to shares of corporate stock owned by its client accounts in the best interests of those clients.  In voting these proxies, Turner may not be motivated by, or subordinate the client’s interests to, its own objectives or those of persons or parties unrelated to the client.  Turner will exercise all appropriate and lawful care, skill, prudence and diligence in voting proxies, and shall vote all proxies relating to shares owned by its client accounts and received by Turner.  Turner shall not be responsible, however, for voting proxies that it does not receive in sufficient time to respond.

Delegation to Proxy Voter Services:

In order to carry out its responsibilities in regard to voting proxies, Turner must track all shareholder meetings convened by companies whose shares are held in Turner client accounts, identify all issues presented to shareholders at such meetings, formulate a principled position on each such issue and ensure that proxies pertaining to all shares owned in client accounts are voted in accordance with such determinations.

Consistent with these duties, Turner has delegated certain aspects of the proxy voting process to Institutional Shareholder Services, and its Proxy Voter Services (PVS) subsidiary.  PVS is a separate investment adviser registered under the Investment Advisers Act of 1940, as amended.  Under an agreement entered into with Turner, PVS has agreed to vote proxies in accordance with recommendations developed by PVS and overseen by Turner, except in those instances where Turner has provided it with different direction.

PVS’s voting recommendations typically favor the interests of the shareholder/owner rather than a company’s management. Turner’s long-standing practice has been to follow voting guidelines of this type.  Although Turner has not chosen PVS or its services for this reason, its engagement of PVS could be interpreted as helpful to maintaining or attracting clients or potential clients supportive of shareholder/owner rights. In this respect its engagement of PVS potentially presents a conflict of interest for Turner, which has a number of clients concerned with shareholder/owner rights.

It should be emphasized that any client or potential client of Turner need not delegate the voting of proxies to Turner (and thus indirectly to PVS as overseen by Turner), and may instead direct its custodian or another party to undertake this responsibility.  Alternatively, a client or potential client may direct Turner to vote following guidelines it selects rather than following the Turner selected PVS guidelines if its preference is to follow voting guidelines that typically favor the interests of company management.  Turner will provide upon request a copy of the current proxy voting guidelines followed by PVS to assist you in this evaluation.

Review and Oversight:

Turner has reviewed the methods used by PVS to identify and track shareholder meetings called by publicly traded issuers throughout the United States and around the globe.  Turner has satisfied itself that PVS operates a system reasonably designed to identify all such meetings and to provide Turner with timely notice of the date, time and place of such meetings.  Turner has further reviewed the principles and procedures employed by PVS in making recommendations on voting proxies on each issue presented, and has satisfied itself that PVS’s recommendations are: (i) based upon an appropriate level of diligence and research, and (ii) designed to further the interests of shareholders and not serve other unrelated or improper interests.  Turner, either directly or through its duly-constituted Proxy Committee, shall review its determinations as to PVS at least annually.

Notwithstanding its belief that PVS’s recommendations are consistent with the best interests of shareholders and appropriate to be implemented for Turner’s client accounts, Turner has the right and the ability to depart from a recommendation made by PVS as to a particular vote, slate of candidates or otherwise, and can direct PVS to vote all or a portion of the shares owned for client accounts in accordance with Turner’s preferences.  PVS is bound to vote any such shares subject to that direction in strict accordance with all such instructions.  Turner, through its Proxy Committee, reviews on a regular basis the overall shareholder meeting agenda, and seeks to identify shareholder votes that warrant further review based upon either (i) the total number of shares of a particular company stock that Turner holds for its clients accounts, or (ii) the particular subject matter of a shareholder vote, such as board independence or shareholders’ rights issues.  In determining whether to depart from a PVS recommendation, the Turner Proxy Committee looks to its view of the best interests of shareholders, and provides direction to PVS only where in Turner’s view departing from the PVS recommendation appears to be in the best interests of Turner’s clients as shareholders.  The Proxy Committee keeps minutes of its determinations in this regard.

The Turner Proxy Committee has only very infrequently departed from the PVS recommendation, and clients should expect that the PVS recommendation will be followed for the vast majority of votes.

Conflicts of Interest:

Turner stock is not publicly traded, and Turner is not otherwise affiliated with any issuer whose shares are available for purchase by client accounts.  Further, no Turner affiliate currently provides brokerage, underwriting, insurance, banking or other financial services to issuers whose shares are available for purchase by client accounts.

Where a client of Turner is a publicly traded company in its own right, Turner may be restricted from acquiring that company’s securities for the client’s benefit.  Further, while Turner believes that any particular proxy issues involving companies that engage Turner, either directly or through their pension committee or otherwise, to manage assets on their behalf, generally will not present conflict of interest dangers for the firm or its clients, in order to avoid even the appearance of a conflict of interest, the Proxy Committee will determine, by surveying the Firm’s employees or otherwise, whether Turner, an affiliate or any of their officers has a business, familial or personal relationship with a participant in a proxy contest, the issuer itself or the issuer’s pension plan, corporate directors or candidates for directorships.  In the event that any such relationship is found to exist, the Proxy Committee will take appropriate steps to ensure that any such relationship (or other potential conflict of interest), does not influence Turner’s or the Committee’s decision to provide direction to PVS on a given vote or issue.  Further to that end, Turner will adhere to all recommendations made by PVS in connection with all shares issued by such companies and held in Turner client accounts, and, absent extraordinary circumstances that will be documented in writing, will not subject any such proxy to special review by the Proxy Committee.

As discussed above, Turner’s selection of PVS may be considered a potential conflict of interest. Turner will in all instances seek to resolve any conflicts of interests that may arise prior to voting proxies or selecting a proxy voting agent/research provider in a manner that reflects the best interests of its clients.

Securities Lending:

Turner will generally not vote nor seek to recall in order to vote shares on loan in connection with client administered securities lending programs, unless it determines that a vote is particularly significant.  Seeking to recall securities in order to vote them even in these limited circumstances may nevertheless not result in Turner voting the shares because the securities are unable to be recalled in time from the party with custody of the securities, or for other reasons beyond Turner’s control. Clients that participate in securities lending programs should expect that Turner will not frequently vote or seek to recall in order to vote shares that are on loan.

Obtaining Proxy Voting Information:

To obtain information on how Turner voted proxies or for a copy of current PVS guidelines, please contact:

Andrew Mark, Director of Operations

and Technology Administration

c/o Turner Investments, L.P.

1205 Westlakes Drive, Suite 100

Berwyn, PA 19312

Recordkeeping:

Turner shall retain its (i) proxy voting policies and procedures; (ii) proxy statements received regarding client statements; (iii) records or votes it casts on behalf of clients; (iv) records of client requests for proxy voting information, and (v) any documents prepared by Turner that are material in making a proxy voting decision.  Such records may be maintained with a third party, such as PVS, that will provide a copy of the documents promptly upon request.

Adopted:  July 1, 2003

Last revised:    June 15, 2009

TUR — SAI- 35-03

PART C: OTHER INFORMATION

Item 28.  Exhibits

(a)(1)                              Agreement and Declaration of Trust of the Registrant dated January 26, 1996 is incorporated by reference to Exhibit 1 of the Registrant’s Registration Statement as filed on February 1, 1996.

(a)(2)                              Certificate of Amendment to Agreement and Declaration of Trust dated March 28, 1997 is incorporated by reference to Exhibit 1(a) of the Registrant’s Post-Effective Amendment No. 5 as filed on April 10, 1997.

(a)(3)                              Certificate of Amendment to the Agreement and Declaration of Trust dated August 17, 2001 is incorporated by reference to Exhibit a(3) of the Registrant’s Post-Effective Amendment No. 21 as filed on January 28, 2002.

(b)(1)                              By-Laws are incorporated by reference to Exhibit 2 of the Registrant’s Registration Statement as filed on February 1, 1996.

(b)(2)                              Amendment to Section 5 of the By-Laws of the Registrant, effective February 19, 2010, is incorporated by reference to Exhibit (b)(2) of the Registrant’s Post-Effective Amendment No. 67 as filed on May 4, 2010.

(c)                                              Articles III, V, VI and VIII of the Agreement and Declaration of Trust of the Registrant dated January 26, 1996 are incorporated by reference to Exhibit 1 of the Registrant’s Registration Statement as filed on February 1, 1996.

(d)(1)                              Investment Advisory Agreement between the Registrant and Turner Investment Partners, Inc. is incorporated by reference to Exhibit 5(a) of the Registrant’s Post-Effective Amendment No. 4 as filed on January 28, 1997.

(d)(2)                              Investment Advisory Agreement between Registrant and Turner Investment Partners, Inc. is incorporated by reference to Exhibit d(4) of the Registrant’s Post-Effective Amendment No. 12 as filed on November 16, 1998.

(d)(3)                              Form of Amended and Restated Investment Management Agreement between the Registrant and Turner Investment Management LLC is incorporated by reference to Exhibit (d)(3) of the Registrant’s Post-Effective Amendment No. 43 as filed on November 17, 2006.

(d)(4)                              Amended Schedule A to the Investment Advisory Agreement between the Registrant and Turner Investment Partners, Inc. is incorporated by reference to Exhibit (d)(4) of the Registrant’s Post-Effective Amendment No. 39 as filed on July 25, 2005.

(d)(5)                              Amendment to Schedule A to the Investment Advisory Agreement between the Registrant and Turner Investment Partners, Inc. is incorporated by reference to

Exhibit (d)(5) of the Registrant’s Post-Effective Amendment No. 38 as filed on May 31, 2005.

(d)(6)                              Amendment to Schedule A to the Investment Advisory Agreement between the Registrant and Turner Investment Partners, Inc. is incorporated by reference to Exhibit (d)(6) of the Registrant’s Post-Effective Amendment No. 44 as filed on November 17, 2006.

(d)(7)                              Contractual fee reduction commitment letter by Turner Investment Partners, Inc. is incorporated by reference to Exhibit (d)(7) of the Registrant’s Post-Effective Amendment No. 50 as filed on January 25, 2008.

(d)(8)                              Amendment to Schedule A to the Investment Advisory Agreement between the Registrant and Turner Investment Partners, Inc. is incorporated by reference to Exhibit (d)(8) of the Registrant’s Post-Effective Amendment No. 53 as filed on April 21, 2008.

(d)(9)                              Amended Schedule A to the Investment Advisory Agreement between the Registrant and Turner Investment Partners, Inc. is incorporated by reference to Exhibit (d)(9) of the Registrant’s Post-Effective Amendment No. 61 as filed on May 5, 2009.

(d)(10)                       Amended Schedule A to the Investment Advisory Agreement between the Registrant and Turner Investment Partners, Inc. is incorporated by reference to Exhibit (d)(10) of the Registrant’s Post-Effective Amendment No. 67 as filed on May 4, 2010.

(d)(11)                       Amended Schedule A to the Investment Advisory Agreement between the Registrant and Turner Investment Partners, Inc. is incorporated by reference to Exhibit (d)(11) of the Registrant’s Post-Effective Amendment No. 70 as filed on February 1, 2011.

(d)(12)                       Amended Schedule A to the Investment Advisory Agreement between the Registrant and Turner Investment Partners, Inc. is incorporated by reference to Exhibit d(12) of the Registrant’s Post-Effective Amendment No. 73 as filed on January 27, 2012.

(d)(13)                       Assumption Agreement dated January 1, 2012 between Turner Investment Partners, Inc. and Turner Investments, L.P. is incorporated by reference to Exhibit (d)(13) of the Registrant’s Post-Effective Amendment No. 73 as filed on January 27, 2012.

(e)(1)                               Distribution Services Agreement between the Registrant and Foreside Fund Services, LLC is incorporated by reference to Exhibit (e)(1) of the Registrant’s Post-Effective Amendment No. 68 as filed on November 19, 2010.

(f)                                               Not applicable.

2

(g)(1)                               Global Custodial Services Agreement between the Registrant and Citibank, N.A. is incorporated by reference to Exhibit (g)(1) of the Registrant’s Post-Effective Amendment No. 68 as filed on November 19, 2010.

(g)(2)                               Amendment to the Global Custodial Services Agreement between Registrant and Citibank, N.A. is incorporated by reference to Exhibit (g)(2) of the Registrant’s Post-Effective Amendment No. 68 as filed on November 19, 2010.

(g)(3)                               Amended Appendix I to the Global Custodial Services Agreement between the Registrant and Citibank, N.A. is incorporated by reference to Exhibit (g)(3) of the Registrant’s Post-Effective Amendment No. 70 as filed on February 1, 2011.

(h)(1)                              Amended and Restated Administration Agreement between the Registrant and Turner Investment Partners, Inc. is incorporated by reference to Exhibit (h)(1) of the Registrant’s Post-Effective Amendment No. 51 as filed on February 22, 2008.

(h)(2)                              Sub-Administration Agreement between Turner Investment Partners, Inc., and Citi Fund Services Ohio, Inc. is incorporated by reference to Exhibit (h)(2) of the Registrant’s Post-Effective Amendment No. 68 as filed on November 19, 2010.

(h)(3)                              Amended Schedule 5 to the Sub-Administration Agreement between Turner Investment Partners, Inc. and Citi Fund Services Ohio, Inc. incorporated by reference to Exhibit (h)(3) of the Registrant’s Post-Effective Amendment No. 70 as filed February 1, 2011.

(h)(4)                              Transfer Agency Agreement between the Registrant and DST Systems, Inc. is incorporated by reference to Exhibit (h)(3) of the Registrant’s Post-Effective Amendment No. 11 as filed on January 23, 1998.

(h)(5)                          Contractual Fee/Expense Waiver Agreement between the Registrant and Turner Investment Partners, Inc. relating to the Core Growth 130/30 Fund, the Quantitative Broad Market Equity Fund and Institutional Shares of the Midcap Growth Fund is incorporated by reference to Exhibit (h)(4) of the Registrant’s Post-Effective Amendment No. 53 as filed on April 21, 2008.

(h)(6)                              Contractual Fee/Expense Waiver Agreement by and among the Registrant, Turner Investment Partners, Inc. and Turner Investment Management LLC is incorporated by reference to Exhibit (h)(5) of the Registrant’s Post-Effective Amendment No. 50 as filed on January 25, 2008.

(h)(7)                              Contractual Fee/Expense Waiver Agreement between the Registrant and Turner Investment Partners, Inc. relating to the Core Growth 130/30 Fund and the Quantitative Broad Market Equity Fund is incorporated by reference to Exhibit (h)(6) of the Registrant’s Post-Effective Amendment No. 55 as filed on June 16, 2008.

(h)(8)                              Contractual Fee/Expense Waiver Agreement between the Registrant and Turner Investment Partners, Inc. relating to Investor Class Shares of the Turner International Core Growth Fund and the Turner Quantitative Large Cap Value

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Fund is incorporated by reference to Exhibit (h)(7) of the Registrant’s Post-Effective Amendment No. 57 as filed on October 27, 2008.

(h)(9)                              Contractual Fee/Expense Waiver Agreement by and among the Registrant, Turner Investment Partners, Inc. and Turner Investment Management LLC is incorporated by reference to Exhibit (h)(9) of the Registrant’s Post-Effective Amendment No. 59 as filed on January 23, 2009.

(h)(10)                       Contractual Fee/Expense Waiver Agreement between the Registrant and Turner Investment Partners, Inc. relating to Institutional and Investor Class Shares of the Turner Spectrum Fund is incorporated by reference to Exhibit (h)(11) of the Registrant’s Post-Effective Amendment No. 61 as filed on May 5, 2009.

(h)(11)                       Contractual Fee/Expense Waiver Agreement between the Registrant and Turner Investment Partners, Inc. relating to Class C Shares of the Turner Spectrum Fund is incorporated by reference to Exhibit (h)(13) of the Registrant’s Post-Effective Amendment No. 63 as filed on July 13, 2009.

(h)(12)                       Contractual Fee/Expense Waiver Agreement by and among the Registrant, Turner Investment Partners, Inc. and Turner Investment Management LLC is incorporated by reference to Exhibit (h)(14) of the Registrant’s Post-Effective Amendment No. 65 as filed on January 27, 2010.

(h)(13)                       Contractual Fee/Expense Waiver Agreement between the Registrant and Turner Investment Partners, Inc. relating to Institutional Class, Investor Class and Class C Shares of the Turner Spectrum Fund is incorporated by reference to Exhibit (h)(15) of the Registrant’s Post-Effective Amendment No. 65 as filed on January 27, 2010.

(h)(14)                       Contractual Fee/Expense Waiver Agreement between the Registrant and Turner Investment Partners, Inc. relating to the Turner Global Opportunities Fund is incorporated by reference to Exhibit (h)(17) of the Registrant’s Post-Effective Amendment No. 67 as filed on May 4, 2010.

(h)(15)                       Contractual Fee/Expense Waiver Agreement by and among the Registrant, Turner Investment Partners, Inc. and Turner Investment Management LLC is incorporated by reference to Exhibit (h)(15) of the Registrant’s Post-Effective Amendment No. 69 as filed on January 28, 2011.

(h)(16)                       Contractual Fee/Expense Waiver Agreement by and among the Registrant and Turner Investment Partners, Inc. relating to the Turner Titan Fund is incorporated by reference to Exhibit (h)(17) of the Registrant’s Post-Effective Amendment No. 70 as filed on February 1, 2011.

(h)(17)                       Contractual Fee Waiver/Expense Waiver Agreement by and among the Registrant and Turner Investment Partners, Inc. relating to the Turner Market Neutral Fund is incorporated by reference to Exhibit (h)(18) of the Registrant’s Post-Effective Amendment No. 70 as filed on February 1, 2011.

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(h)(18)                       Contractual Fee Waiver/Expense Waiver Agreement by and among the Registrant and Turner Investment Partners, Inc. relating to the Turner Medical Sciences Long/Short Fund is incorporated by reference to Exhibit (h)(19) of the Registrant’s Post-Effective Amendment No. 70 as filed on February 1, 2011.

(h)(19)                       Contractual Fee/Expense Waiver Agreement by and among the Registrant and Turner Investments, L.P. is incorporated by reference to Exhibit (h)(19) of the Registrant’s Post-Effective Amendment No. 73 as filed on January 27, 2012.

(h)(20)                       Contractual Fee/Expense Waiver Agreement by and among the Registrant and Turner Investments, L.P. is filed herewith.

(i)(1)                              Opinion of Counsel is incorporated by reference to Exhibit (i) of the Registrant’s Post-Effective Amendment No. 33 as filed on January 27, 2004.

(i)(2)                                  Opinion of Counsel with respect to Class I Shares of the Turner Core Growth Fund is incorporated by reference to Exhibit (i) of the Registrant’s Post-Effective Amendment No. 36 as filed on January 31, 2005.

(i)(3)                                  Opinion of Counsel with respect to Class II Shares of the Turner Core Growth Fund is incorporated by reference to Exhibit (i) of the Registrant’s Post-Effective Amendment No. 40 as filed on July 27, 2005.

(i)(4)                                  Opinion of Counsel with respect to Class I Shares of the Turner Large Cap Value Fund is incorporated by reference to Exhibit (i) of the Registrant’s Post-Effective Amendment No. 41 as filed on October 7, 2005.

(i)(5)                                  Opinion of Counsel with respect to Class II (the “Investor Class”) Shares of the Turner Large Cap Growth Fund is incorporated by reference to Exhibit (i) of the Registrant’s Post-Effective Amendment No. 47 as filed on January 26, 2007.

(i)(6)                                  Opinion of Counsel with respect to Classes I and II (to be known, respectively, as the “Institutional Class” and “Investor Class”) of the Turner Midcap Equity Fund, is incorporated by reference to Exhibit (i) of the Registrant’s Post-Effective Amendment No. 48 as filed on January 26, 2007.

(i)(7)                                  Opinion of Counsel with respect to Class I (the “Institutional Class”) of the Turner International Core Growth Fund is incorporated by reference to Exhibit (i) of the Registrant’s Post-Effective Amendment No. 49 as filed on January 26, 2007.

(i)(8)                                  Opinion of Counsel with respect to Class III (the “Institutional Class”) of the Turner Midcap Growth Fund is incorporated by reference to Exhibit (i)(8) of the Registrant’s Post-Effective Amendment No. 53 as filed on April 21, 2008.

(i)(9)                                  Opinion of Counsel with respect to Classes I (the “Institutional Class”) and II (the “Investor Class”) of the Turner Core Growth 130/30 Fund and the Turner Quantitative Broad Market Equity Fund is incorporated by reference to Exhibit (i)(9) of the Registrant’s Post-Effective Amendment No. 55 as filed on June 16, 2008.

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(i)(10)                           Opinion of Counsel with respect to Class II (the “Investor Class”) of the Turner International Core Growth Fund and the Turner Quantitative Large Cap Value Fund is incorporated by reference to Exhibit (i)(10) of the Registrant’s Post-Effective Amendment No. 57 as filed on October 27, 2008.

(i)(11)                           Opinion of Counsel with respect to Class II (the “Institutional Class”) of the Turner Emerging Growth Fund and Class I (the “Institutional Class”) of the Turner Small Cap Equity Fund is incorporated by reference to Exhibit (i)(11) of the Registrant’s Post-Effective Amendment No. 59 as filed on January 23, 2009.

(i)(12)                           Opinion of Counsel with respect to Classes I (the “Institutional Class”) and II (the “Investor Class”) of the Turner Spectrum Fund is incorporated by reference to Exhibit (i)(12) of the Registrant’s Post-Effective Amendment No. 61 as filed on May 5, 2009.

(i)(13)                           Opinion of Counsel with respect to Class C of the Turner Spectrum Fund is incorporated by reference to Exhibit (i)(13) of the Registrant’s Post-Effective Amendment No. 63 as filed on July 13, 2009.

(i)(14)                           Opinion of Counsel with respect to Classes I (the “Institutional Class”) and II (the “Investor Class”) of the Turner Global Opportunities Fund is incorporated by reference to Exhibit (i)(14) of the Registrant’s Post-Effective Amendment No. 67 as filed on May 4, 2010.

(i)(15)                           Opinion of Counsel with respect to Classes I (the “Institutional Class”), II (the “Investor Class”) and C of the Turner Medical Sciences Long/Short Fund, Turner Market Neutral Fund and Turner Titan Fund incorporated by reference to Exhibit (i)(15) of the Registrant’s Post-Effective Amendment No. 70 as filed on February 1, 2011.

(j)(1)                                 Consent of Drinker Biddle & Reath LLP is filed herewith.

(j)(2)                                 Consent of Independent Registered Public Accounting Firm is filed herewith.

(k)                                             Not applicable.

(l)                                                 Not applicable.

(m)(1)                          Amended and Restated Rule 12b-1 plan for Class II Shares is incorporated by reference to Exhibit (m)(1) of the Registrant’s Post-Effective Amendment No. 45 as filed on November 30, 2006.

(m)(2)                          Rule 12b-1 plan for Class C Shares is incorporated by reference to Exhibit (m)(2) of the Registrant’s Post-Effective Amendment No. 63 as filed on July 13, 2009.

(n)(1)                              Amended Rule 18f-3 Plan is incorporated by reference to Exhibit (n)(1) of the Registrant’s Post-Effective Amendment No. 51 as filed on February 22, 2008.

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(n)(2)                              Amended Schedule A to the Amended Rule 18f-3 Plan is incorporated by reference to Exhibit (n)(2) of the Registrant’s Post-Effective Amendment No. 61 as filed on May 5, 2009.

(n)(3)                              Amended Rule 18f-3 Plan is incorporated by reference to Exhibit (n)(3) of the Registrant’s Post-Effective Amendment No. 63 as filed on July 13, 2009.

(n)(4)                              Amended Schedule A to the Amended Rule 18f-3 Plan is incorporated by reference to Exhibit (n)(4) of the Registrant’s Post-Effective Amendment No. 67 as filed on May 4, 2010.

(n)(5)                              Amended Schedule A to the amended Rule 18f-3 Plan is incorporated by reference to the Registrant’s Post-Effective Amendment No. 70 as filed on February 1, 2011.

(o)                                             Reserved.

(p)(1)                              Code of Ethics for the Registrant is incorporated by reference to Exhibit (p)(1) of the Registrant’s Post-Effective Amendment No. 16 as filed on March 31, 2000.

(p)(2)                              Revised Code of Ethics for Turner Investment Partners, Inc. and Turner Investment Management LLC is incorporated by reference to Exhibit (p)(2) of the Registrant’s Post-Effective Amendment No. 38 as filed on May 31, 2005.

(q)                                             Powers of Attorney of Alfred C. Salvato, Janet F. Sansone and John T. Wholihan are filed herewith.

Item 29.  Persons Controlled by or under Common Control with Registrant:

See the Prospectus and the Statement of Additional Information regarding the Registrant’s control relationships.

Item 30.  Indemnification:

Article VIII of the Agreement and Declaration of Trust, which is incorporated by reference to Exhibit 1 of the Registration Statement, provides for the indemnification of the Registrant’s Trustees and officers.  Certain of the Trust’s agreements with service providers also provide for indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such

7

indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 31.  Business and Other Connections of Investment Advisers:

Turner Investments, L.P.

Turner Investments, L.P. (“Turner”) performs investment advisory services for the Registrant and certain other accounts.  Set forth below are the names, businesses and business addresses of certain directors and officers of Turner.

Turner Investments, L.P.

NAME AND POSITION WITH COMPANY	OTHER COMPANY	POSITION WITH OTHER COMPANY
Thomas R. Trala Chief Operating and Financial Officer, Executive Managing Director	Turner Funds Turner International Ltd. Turner Investment Partners (Australia) Pty. Ltd. Widener School of Business Administration	President and Trustee Trustee Chief Executive Officer and Chief Financial Officer Advisory Board

Mark D. Turner President, Senior Portfolio Manager	Turner International Ltd. The Haverford School CityTeam Ministries (Chester) The Philadelphia Ronald McDonald House	Trustee Trustee Board of Director Board of Director

Robert E. Turner Chairman; Chief Investment Officer	Bradley University (Peoria, IL) Delaware Valley Friends School University of Notre Dame School of Architecture Drexel University	Board of Director Board Member Advisory Council President’s Leadership Council

Christopher K. McHugh Vice Chairman, Senior Portfolio Manager	Philadelphia University	Trustee

The principal address of Turner Investments, L.P. is 1205 Westlakes Drive, Suite 100, Berwyn, PA, 19312.

The principal address of Turner International Ltd. is 12 Plumtree Court, London, EC4A 4HT.

The principal address of Turner Investment Partners (Australia) Pty. Ltd. is c/o Compliance & Risk Services Pty. Ltd., Level 9 Exhibition Street, Melbourne, Victoria 3000, Australia.

Item 32.  Principal Underwriters

(a)                                                                                 Foreside Fund Services, LLC, Registrant’s underwriter, serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

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1.                                      361 Absolute Alpha Fund, Series of Investment Managers Series Trust

2.                                      361 Long/Short Equity Fund, Series of Investment Managers Series Trust

3.                                      361 Managed Futures Strategy Fund, Series of Investment Managers Series Trust

4.                                      AdvisorShares Trust

5.                                      American Beacon Funds

6.                                      American Beacon Select Funds

7.                                      Avenue Mutual Funds Trust

8.                                      Bennett Group of Funds

9.                                      Bridgeway Funds, Inc.

10.                               Broadmark Funds

11.                               Capital Innovations Global Agri, Timber, Infrastructure Fund, Series of Investment Managers Series Trust

12.                               Center Coast MLP Focus Fund, Series of Investment Managers Series Trust

13.                               Central Park Group Multi-Event Fund

14.                               Direxion Shares ETF Trust

15.                               DundeeWealth Funds

16.                               FlexShares Trust

17.                               Forum Funds

18.                               FQF Trust

19.                               Gottex Multi-Alternatives Fund - I

20.                               Gottex Multi-Alternatives Fund - II

21.                               Gottex Multi-Asset Endowment Fund - I

22.                               Gottex Multi-Asset Endowment Fund - II

23.                               Henderson Global Funds

24.                               Ironwood Institutional Multi-Strategy Fund LLC

25.                               Ironwood Multi-Strategy Fund LLC

26.                               Liberty Street Horizon Fund, Series of Investment Managers Series Trust

27.                               Manor Investment Funds

28.                               Nomura Partners Funds, Inc.

29.                               Performance Trust Mutual Funds, Series of Trust for Professional Managers

30.                               Perimeter Small Cap Value Fund, Series of Investment Managers Series Trust

31.                               PMC Funds, Series of Trust for Professional Managers

32.                               Precidian ETFs Trust

33.                               Quaker Investment Trust

34.                               RevenueShares ETF Trust

35.                               Salient MF Trust

36.                               Sound Shore Fund, Inc.

37.                               The Roxbury Funds

38.                               Turner Funds

39.                               Wintergreen Fund, Inc.

(b)                                                                                 The following are the Officers and Managers of the Distributor, the Registrant’s underwriter.  The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant

Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	President and Manager	None

Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President, Treasurer and Manager	None

Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None

Lisa S. Clifford	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Managing Director of Compliance	None

Nishant Bhatnagar	Three Canal Plaza, Suite 100, Portland, ME 04101	Assistant Secretary	None

(c)                                  Not applicable.

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Item 33.  Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a)                                 Citibank, N.A., 388 Greenwich Street, New York, New York 10013 (records relating to its function as custodian)

(b)                                 Turner Investments, L.P., 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312 (records relating to its function as investment adviser and administrator)

(c)                                  Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its function as sub-administrator)

(d)                                 DST Systems, Inc., Kansas City Missouri, 64121 (records relating to its functions as transfer agent and dividend disbursing agent)

(e)                                  Drinker Biddle & Reath LLP, One Logan Square, Ste. 2000, Philadelphia, PA 19103-6996 (records relating to the Registrant’s Agreement and Declaration of Trust, By-Laws and minute books)

(f)                                   Foreside Fund Services LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101 (records relating to its function as principal underwriter)

Item 34.  Management Services:  All management services contracts are discussed in parts A & B of this Registration Statement.

Item 35.  Undertakings:  None

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 75 (“PEA No. 75”) to its Registration Statement on Form N-1A under Rule 485(b) under the 1933 Act and has caused this PEA No. 75 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Berwyn, Commonwealth of Pennsylvania on the 28th day of January, 2013.

TURNER FUNDS

By:	/s/ Ty S. Edwards
Ty S. Edwards
Controller and Chief Financial Officer

Pursuant to the requirements of the 1933 Act, this PEA No. 75 has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Thomas R. Trala	Trustee, President and Chief Executive Officer	January 28, 2013
Thomas R. Trala

* JANET F. SANSONE	Trustee	January 28, 2013
Janet F. Sansone

* ALFRED C. SALVATO	Trustee and Chairman of the Board	January 28, 2013
Alfred C. Salvato

* JOHN T. WHOLIHAN	Trustee	January 28, 2013
John T. Wholihan

/s/ Ty S. Edwards	Controller and Chief Financial Officer	January 28, 2013
Ty S. Edwards

*By:	/s/ Brian F. McNally
Brian F. McNally
Attorney-In-Fact (pursuant to Power of Attorney)

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EXHIBIT INDEX

(h)(20)           Contractual Fee/Expense Waiver Agreement by and among the Registrant and Turner Investments, L.P.

(j)(1)                     Consent of Drinker Biddle & Reath LLP.

(j)(2)                     Consent of Independent Registered Public Accounting Firm.

(q)                                 Powers of attorney of Alfred C. Salvato, Janet F. Sansone and John T. Wholihan.

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